UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07257

                       SEI Institutional Investments Trust
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-342-5734

                      Date of fiscal year end: May 31, 2009

                   Date of reporting period: February 28, 2009

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 93.4%

CONSUMER DISCRETIONARY -- 8.6%
   Advance Auto Parts                                      1,200   $          46
   Aeropostale *                                           4,300             100
   Amazon.com * (A)                                       29,280           1,897
   Ameristar Casinos (A)                                   7,200              71
   Apollo Group, Cl A *                                    7,700             558
   Autoliv                                                 4,900              73
   Autozone *                                                387              55
   Barnes & Noble (A)                                      4,300              77
   Bed Bath & Beyond *                                       900              19
   Best Buy (A)                                           14,780             426
   Big Lots *                                              2,100              33
   Black & Decker                                            400               9
   Blyth                                                   1,500              31
   BorgWarner                                                400               7
   Cablevision Systems, Cl A                               9,026             117
   Career Education *                                      1,200              30
   Carnival                                                1,600              31
   CBS, Cl B                                              23,671             101
   Coach *                                                31,680             443
   Comcast, Cl A                                         111,997           1,463
   Core-Mark Holding *                                     1,700              29
   Darden Restaurants                                      2,200              60
   DeVry                                                     100               5
   DIRECTV Group *                                        21,600             431
   DISH Network, Cl A *                                   18,100             204
   Dollar Tree *                                             600              23
   DreamWorks Animation SKG, Cl A *                        3,600              69
   Eastman Kodak (A)                                     130,900             418
   Family Dollar Stores (A)                                6,100             167
   Foot Locker                                             6,400              53
   Fortune Brands                                         10,848             258
   Fuel Systems Solutions * (A)                            1,000              20
   Gannett (A)                                            22,040              71
   Gap                                                    67,330             726
   Garmin                                                 16,000             274
   Genuine Parts                                             258               7
   Goodyear Tire & Rubber * (A)                            3,200              14
   Grand Canyon Education *                                6,100             104
   H&R Block                                              24,200             462
   Harley-Davidson (A)                                     8,700              88
   Harman International Industries                           100               1
   Hasbro (A)                                             15,000             343
   Hillenbrand                                               700              12
   Home Depot                                             57,910           1,210
   International Game Technology                          28,600             252
   International Speedway, Cl A                            4,200              81
   ITT Educational Services *                                200              23
   J.C. Penney                                            36,300             557
   Jackson Hewitt Tax Service (A)                          4,100              31
   Jakks Pacific *                                           700               9
   Jarden *                                               12,900             131
   John Wiley & Sons, Cl A                                   700              22
   Johnson Controls                                       36,886             420
   Jones Apparel Group (A)                                 6,930              19
   KB Home (A)                                             2,400              21
   Kohl's * (A)                                            6,384             224
   Landry's Restaurants                                    2,600              14
   Leggett & Platt                                        19,100             218

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Liberty Global, Cl A *                                  5,274   $          65
   Liberty Media - Entertainment, Cl A *                  19,400             336
   Limited Brands (A)                                     38,500             296
   Lowe's                                                 52,190             827
   Macy's                                                  8,710              69
   Magna International, Cl A                               1,800              46
   Marriott International, Cl A (A)                       27,100             384
   Mattel                                                  2,400              28
   McDonald's                                             45,475           2,376
   McGraw-Hill                                            13,700             270
   MDC Holdings (A)                                          300               8
   Mohawk Industries *                                     9,700             219
   New York Times, Cl A (A)                                1,100               5
   Newell Rubbermaid                                      10,995              62
   News, Cl A                                             65,209             363
   Nike, Cl B                                             28,180           1,170
   Omnicom Group                                             300               7
   O'Reilly Automotive *                                     300              10
   Panera Bread, Cl A * (A)                                7,500             330
   PetMed Express *                                        7,700             106
   PetSmart                                                3,200              64
   Phillips-Van Heusen                                       900              15
   Polo Ralph Lauren, Cl A                                 1,600              55
   Pulte Homes                                             3,000              28
   RadioShack                                             19,200             141
   Ross Stores                                            18,720             553
   Scientific Games, Cl A *                                2,500              27
   Scripps Networks Interactive, Cl A (A)                  1,200              24
   Sears Holdings * (A)                                   21,850             803
   Shaw Communications, Cl B                               9,700             143
   Sherwin-Williams                                        3,125             144
   Snap-On                                                 2,717              64
   Stanley Works                                           8,600             230
   Staples (A)                                            89,800           1,432
   Starwood Hotels & Resorts Worldwide (A)                13,150             152
   Strayer Education                                         200              34
   Target                                                 27,074             766
   Tiffany                                                   700              13
   Time Warner                                           243,235           1,856
   Time Warner Cable, Cl A * (A)                           4,580              83
   TJX (A)                                                17,400             387
   Toll Brothers *                                         1,200              19
   Tractor Supply *                                        3,300             103
   Urban Outfitters *                                      1,600              27
   VF                                                      2,459             128
   Viacom, Cl B * (A)                                     12,918             199
   WABCO Holdings                                            200               2
   Walt Disney                                            83,142           1,394
   Weight Watchers International                          43,000             778
   Whirlpool (A)                                           8,200             182
   Wyndham Worldwide                                       6,300              23
   Yum! Brands                                            19,250             506
                                                                   -------------
                                                                          30,010
                                                                   -------------
CONSUMER STAPLES -- 10.4%
   Alberto-Culver, Cl B                                    6,900             153
   Altria Group                                           31,791             491
   Archer-Daniels-Midland                                 55,870           1,490
   Avon Products                                          22,930             403


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   BJ's Wholesale Club * (A)                              12,800   $         382
   Brown-Forman, Cl B                                      3,575             154
   Bunge (A)                                               7,880             370
   Campbell Soup                                           6,200             166
   Chiquita Brands International * (A)                    16,900              83
   Church & Dwight                                         1,100              54
   Clorox                                                  7,100             345
   Coca-Cola (A)                                          71,481           2,920
   Coca-Cola Enterprises                                  18,100             208
   Colgate-Palmolive                                      29,246           1,760
   ConAgra Foods                                          39,540             596
   Constellation Brands, Cl A * (A)                        7,900             103
   Corn Products International                             2,200              44
   Costco Wholesale (A)                                   33,690           1,426
   CVS/Caremark                                           52,967           1,363
   Del Monte Foods                                        12,500              89
   Dr Pepper Snapple Group *                               5,000              70
   Estee Lauder, Cl A                                      3,500              79
   General Mills                                          19,526           1,025
   Hansen Natural *                                          100               4
   Herbalife                                               7,400             101
   Hershey                                                 4,800             162
   HJ Heinz (A)                                            9,207             301
   Hormel Foods                                              200               6
   JM Smucker                                              2,000              74
   Kellogg                                                 8,482             330
   Kimberly-Clark                                         10,374             489
   Kraft Foods, Cl A                                      52,644           1,199
   Kroger                                                 51,112           1,057
   Lorillard                                                 259              15
   McCormick                                                 581              18
   Molson Coors Brewing, Cl B                              3,500             123
   NBTY *                                                    400               6
   Pepsi Bottling Group                                   23,250             430
   PepsiAmericas                                           6,400             106
   PepsiCo                                                64,107           3,086
   Philip Morris International                            19,031             637
   Procter & Gamble                                      156,963           7,561
   Reynolds American                                      20,814             699
   Safeway                                                44,626             826
   Sara Lee                                               71,600             552
   Smithfield Foods * (A)                                    700               6
   Spartan Stores                                          7,800             119
   Supervalu (A)                                          27,540             430
   Sysco                                                   5,624             121
   Tyson Foods, Cl A                                      12,320             104
   Walgreen                                               57,400           1,370
   Wal-Mart Stores                                        56,832           2,798
                                                                   -------------
                                                                          36,504
                                                                   -------------
ENERGY -- 12.0%
   Alpha Natural Resources *                               2,400              44
   Anadarko Petroleum                                     14,840             519
   Apache                                                 10,150             600
   Arch Coal                                               1,000              14
   Baker Hughes                                            1,501              44
   BJ Services                                             4,200              41
   Cabot Oil & Gas                                         1,500              31
   Cameron International *                                32,958             635
   Chesapeake Energy                                      13,200             206
   Chevron                                               103,492           6,283

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Cimarex Energy                                          7,200   $         141
   Complete Production Services *                          4,600              14
   ConocoPhillips                                        102,157           3,816
   Delek US Holdings                                       1,700              12
   Devon Energy                                           15,410             673
   Diamond Offshore Drilling (A)                           3,300             207
   Dresser-Rand Group *                                      100               2
   El Paso                                                 2,800              19
   Encore Acquisition *                                    1,900              38
   ENSCO International                                     1,500              37
   EOG Resources                                          21,810           1,091
   Exxon Mobil                                           201,387          13,674
   FMC Technologies *                                        500              13
   Forest Oil *                                            1,300              18
   Frontline (A)                                           2,200              45
   Halliburton                                            86,710           1,414
   Helmerich & Payne                                       1,800              43
   Hess                                                   15,083             825
   Holly                                                   4,100              96
   Marathon Oil                                           44,398           1,033
   Mariner Energy *                                       13,200             122
   Massey Energy                                           1,700              20
   Matrix Service *                                       14,100              98
   Murphy Oil                                              8,900             372
   Nabors Industries *                                     7,800              76
   National Oilwell Varco *                                1,844              49
   Newfield Exploration *                                  5,600             108
   Noble                                                     400              10
   Noble Energy                                              200               9
   Occidental Petroleum                                   22,400           1,162
   Oil States International *                              1,400              19
   Overseas Shipholding Group                              4,200             108
   Patterson-UTI Energy                                   12,000             103
   Peabody Energy                                          9,600             227
   Petro-Canada                                            4,800             105
   PetroHawk Energy *                                      4,800              82
   Pioneer Natural Resources                               1,400              20
   Plains Exploration & Production *                      15,300             293
   Pride International *                                   3,000              52
   Range Resources                                           400              14
   Schlumberger                                           63,036           2,399
   SEACOR Holdings *                                         700              42
   Smith International                                     2,300              49
   Southwestern Energy *                                  11,300             325
   Spectra Energy                                          4,900              64
   St. Mary Land & Exploration                               400               5
   Suncor Energy (A)                                      28,934             602
   Sunoco (A)                                             10,100             338
   Superior Energy Services *                              4,800              63
   Tidewater                                              10,600             374
   Transocean *                                            9,300             556
   Unit * (A)                                              1,000              21
   Valero Energy                                          66,300           1,285
   Walter Industries                                       1,300              24
   Weatherford International *                            47,390             506
   Western Refining                                       15,000             170
   Whiting Petroleum *                                     1,600              37
   Williams (A)                                            4,200              47
   XTO Energy                                             17,237             546
                                                                   -------------
                                                                          42,130
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
FINANCIALS -- 11.1%
   ACE                                                     8,140   $         297
   Aflac                                                  30,940             519
   Alexandria Real Estate Equities +++                       100               4
   Allstate                                               60,579           1,019
   American Express                                       42,397             511
   American Financial Group                               19,000             296
   American International Group (A)                       18,800               8
   Ameriprise Financial                                   40,300             642
   Annaly Capital Management +++                          18,000             250
   AON                                                     3,771             144
   Apartment Investment & Management, Cl A +++             1,629               8
   Arthur J Gallagher                                        400               6
   Associated Banc                                           300               4
   Assurant                                                9,207             188
   Astoria Financial (A)                                  20,600             147
   AvalonBay Communities +++                                 403              17
   Axis Capital Holdings                                  14,180             317
   Bancorpsouth (A)                                        1,300              24
   Bank of America                                       268,635           1,061
   Bank of Hawaii                                          1,500              48
   Bank of New York Mellon                               100,986           2,239
   BB&T (A)                                               49,184             793
   BlackRock, Cl A                                           400              39
   Boston Properties +++                                     600              22
   Brandywine Realty Trust +++ (A)                        16,800              79
   BRE Properties +++                                      1,900              36
   Brown & Brown                                           1,900              32
   Camden Property Trust +++                                 200               4
   Capital One Financial                                  46,520             561
   Capitol Federal Financial                               1,000              37
   CB Richard Ellis Group, Cl A *                          8,200              24
   CBL & Associates Properties +++ (A)                     3,600              11
   Charles Schwab                                        131,735           1,674
   Chubb                                                  30,142           1,177
   Cincinnati Financial                                   24,400             501
   CIT Group                                               7,700              19
   Citigroup                                              86,515             130
   City National                                             400              13
   CME Group, Cl A                                        11,575           2,111
   CNA Financial                                           6,500              52
   Comerica                                               10,100             152
   Commerce Bancshares                                       730              25
   Credicorp                                               2,700              99
   Cullen/Frost Bankers                                    1,500              65
   Delphi Financial Group, Cl A                            9,200             100
   Digital Realty Trust +++                                  200               6
   Discover Financial Services                            13,323              76
   Duke Realty +++                                           600               4
   Eaton Vance                                               100               2
   Endurance Specialty Holdings (A)                        9,000             201
   Equity Residential +++                                  2,300              40
   Essex Property Trust +++ (A)                            1,100              60
   Everest Re Group                                        3,070             200
   Federated Investors, Cl B                               4,200              79
   Fidelity National Financial, Cl A                       7,100             118
   Fifth Third Bancorp (A)                                14,046              30
   First Horizon National                                    700               6
   First Midwest Bancorp                                   1,400              10
   Franklin Resources                                     10,069             461

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Fulton Financial (A)                                    3,900   $          24
   Goldman Sachs Group (A)                                17,289           1,575
   Hanover Insurance Group                                   900              32
   Hartford Financial Services Group                      17,047             104
   HCC Insurance Holdings                                    400               9
   HCP +++ (A)                                            10,200             186
   Health Care REIT +++ (A)                                2,000              62
   Hercules Technology Growth Capital                        900               4
   Hospitality Properties Trust +++ (A)                    6,400              73
   Host Hotels & Resorts +++                              16,900              63
   Hudson City Bancorp                                    48,000             498
   Huntington Bancshares (A)                              27,500              40
   IntercontinentalExchange *                             28,200           1,601
   Invesco                                                 2,500              29
   Jefferies Group                                         1,100              11
   JPMorgan Chase                                        166,255           3,799
   Keycorp (A)                                            18,638             131
   Kilroy Realty +++                                         300               6
   LaSalle Hotel Properties +++                           13,800              73
   Lazard, Cl A                                              200               5
   Leucadia National                                       5,500              81
   Liberty Property Trust +++                              3,700              68
   Lincoln National                                       18,500             159
   Loews                                                  16,707             332
   M&T Bank (A)                                            1,000              37
   Mack-Cali Realty +++                                      400               7
   Marsh & McLennan                                        6,925             124
   MBIA * (A)                                              5,200              14
   Mercury General                                         1,300              35
   MetLife                                                31,630             584
   MGIC Investment (A)                                     4,900              11
   Montpelier Re Holdings                                  9,500             121
   Moody's (A)                                            12,500             224
   Morgan Stanley (A)                                     74,773           1,461
   MVC Capital                                             4,100              --
   Nationwide Health Properties +++ (A)                      500              10
   New York Community
   Bancorp (A)                                            19,600             193
   NewAlliance Bancshares                                 11,900             136
   Northern Trust                                          1,265              70
   NYSE Euronext                                          71,140           1,201
   People's United Financial                               2,000              35
   Platinum Underwriters Holdings                          6,500             182
   Plum Creek Timber +++                                     300               8
   PNC Financial Services Group                           18,887             516
   Popular (A)                                             4,700              11
   Principal Financial Group                               8,600              69
   Progressive                                            19,990             231
   ProLogis +++                                            2,600              15
   Prospect Capital (A)                                    9,100              74
   Protective Life                                         9,100              34
   Prudential Financial                                   21,460             352
   Public Storage +++                                      2,850             158
   Ramco-Gershenson Properties +++ (A)                     2,100              11
   Raymond James Financial (A)                             2,500              35
   Regions Financial (A)                                  22,255              76
   Simon Property Group +++                                  500              17
   SL Green Realty +++ (A)                                11,900             138
   SLM * (A)                                               7,500              35


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   St. Joe * (A)                                           2,700   $          49
   StanCorp Financial Group                                8,700             156
   State Street (A)                                       29,700             750
   SunTrust Banks (A)                                      6,696              81
   Synovus Financial (A)                                   4,400              15
   T. Rowe Price Group (A)                                 3,732              85
   TD Ameritrade Holding * (A)                             2,400              28
   Torchmark                                               5,085             105
   Travelers                                              48,431           1,751
   UDR +++ (A)                                             6,923              55
   Unum Group                                             41,200             419
   US Bancorp                                             75,045           1,074
   Valley National Bancorp (A)                             6,535              75
   Ventas +++                                              1,400              30
   Vornado Realty Trust +++                                1,800              59
   Webster Financial                                       2,100               8
   Weingarten Realty Investors +++                         5,100              58
   Wells Fargo                                           170,664           2,065
   World Acceptance *                                        900              13
   WR Berkley                                              5,900             123
   XL Capital, Cl A (A)                                    8,600              28
   Zions Bancorporation (A)                                1,100              10
                                                                   -------------
                                                                          39,025
                                                                   -------------
HEALTH CARE -- 15.8%
   Abbott Laboratories                                    49,808           2,358
   Aetna                                                  73,100           1,745
   Allergan                                               78,900           3,057
   American Medical Systems Holdings * (A)                 8,800              91
   AmerisourceBergen                                       5,500             175
   Amgen *                                                64,700           3,166
   Amylin Pharmaceuticals * (A)                           18,450             168
   Baxter International                                   18,544             944
   Becton Dickinson                                        7,537             466
   Biogen Idec * (A)                                       8,400             387
   Boston Scientific *                                    23,200             163
   Bristol-Myers Squibb                                   34,313             632
   C.R. Bard                                               1,600             128
   Cantel Medical *                                        6,800              85
   Cardinal Health                                        13,924             452
   Celgene *                                               6,466             289
   Cephalon *                                                700              46
   Charles River Laboratories International *                100               2
   Cigna                                                   6,814             107
   Community Health Systems *                                800              13
   Covance *                                               1,100              42
   Coventry Health Care *                                  1,100              13
   Covidien                                               22,710             719
   Cyberonics *                                            2,400              32
   DaVita *                                                  800              37
   Dentsply International                                    900              21
   Edwards Lifesciences *                                  2,300             128
   Eli Lilly                                              43,714           1,284
   Emergent Biosolutions *                                 3,200              62
   Endo Pharmaceuticals Holdings *                         8,900             169
   Express Scripts *                                       8,300             417
   Forest Laboratories *                                  44,800             960
   Genentech *                                            34,700           2,969
   Gen-Probe *                                             3,700             150
   Gentiva Health Services *                               1,400              24

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Genzyme *                                                 300   $          18
   Gilead Sciences * (A)                                  72,058           3,228
   Henry Schein *                                            300              11
   Hill-Rom Holdings                                       2,800              28
   HLTH *                                                  3,300              36
   Hospira *                                               1,400              33
   Humana *                                                7,100             168
   Illumina * (A)                                            600              19
   Immucor *                                                 400               9
   IMS Health (A)                                          4,900              61
   Intuitive Surgical * (A)                                3,200             291
   Invacare                                                2,100              34
   Johnson & Johnson                                      99,504           4,975
   Kindred Healthcare *                                    2,400              35
   King Pharmaceuticals *                                 20,800             153
   Laboratory Corp of America Holdings *                     252              14
   Life Technologies *                                       626              18
   LifePoint Hospitals *                                   1,700              36
   Martek Biosciences                                      3,600              67
   McKesson                                                8,117             333
   Medco Health Solutions *                               52,366           2,125
   Medtronic                                              34,871           1,032
   Merck                                                 114,964           2,782
   Mylan Laboratories * (A)                                  900              11
   Noven Pharmaceuticals *                                 6,800              55
   Novo Nordisk ADR                                       12,900             625
   Omnicare                                                3,500              91
   PerkinElmer                                             2,600              33
   Perrigo                                                   100               2
   Pfizer                                                320,989           3,951
   Pharmaceutical Product Development                      1,500              36
   Quest Diagnostics                                      10,200             467
   Resmed *                                                3,700             136
   Schering-Plough                                       105,730           1,839
   Sepracor *                                                200               3
   St. Jude Medical *                                     19,170             636
   STERIS                                                  6,000             138
   Stryker (A)                                            21,691             730
   Synovis Life Technologies *                             1,200              15
   Techne                                                  1,100              54
   Teleflex                                                1,400              67
   Teva Pharmaceutical Industries ADR                     13,090             583
   Thermo Fisher Scientific *                             20,783             754
   UnitedHealth Group                                    156,500           3,075
   Universal Health Services, Cl B                         5,700             210
   Varian Medical Systems *                                1,700              52
   Vertex Pharmaceuticals *                                2,100              64
   Vnus Medical Technologies *                             2,000              38
   Warner Chilcott, Cl A * (A)                            15,100             164
   Waters *                                                  100               4
   Watson Pharmaceuticals *                                8,700             246
   WellPoint *                                            42,440           1,440
   Wyeth                                                  51,370           2,097
   Zimmer Holdings *                                      23,805             834
                                                                   -------------
                                                                          55,457
                                                                   -------------
INDUSTRIALS -- 7.7%
   3M                                                      8,798             400
   ABB ADR                                                 7,640              92


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Ametek                                                    600   $          16
   AMR *                                                   2,700              11
   Avery Dennison                                            200               4
   Beacon Roofing Supply *                                 6,900              76
   Boeing                                                 23,505             739
   Brink's                                                   700              17
   Bucyrus International, Cl A                               300               4
   Burlington Northern Santa Fe                           10,180             598
   C.H. Robinson Worldwide                                 2,387              99
   Carlisle                                                  500              10
   Caterpillar (A)                                        26,300             647
   Continental Airlines, Cl B * (A)                        5,700              57
   Con-way (A)                                             1,500              23
   Cooper Industries, Cl A                                 8,550             180
   Copart *                                                  200               5
   Corrections of America *                                  200               2
   CSX                                                    17,890             441
   Cummins                                                12,360             257
   Danaher                                                 5,920             300
   Deere                                                   6,000             165
   Delta Air Lines * (A)                                   6,400              32
   Dover                                                  14,600             364
   Dun & Bradstreet                                        1,107              82
   Eaton                                                   2,300              83
   Emerson Electric                                       41,404           1,108
   EnPro Industries *                                      9,000             148
   Equifax                                                   300               7
   Expeditors International Washington (A)                46,000           1,267
   Fastenal (A)                                            4,600             139
   FedEx                                                   8,490             367
   First Solar * (A)                                         700              74
   Flowserve                                               1,000              50
   Fluor (A)                                              32,700           1,087
   Foster Wheeler *                                       12,300             185
   FTI Consulting *                                          200               7
   Gardner Denver *                                        1,200              23
   GATX                                                    2,600              47
   General Dynamics                                       22,386             981
   General Electric (A)                                  496,937           4,229
   Goodrich                                                6,500             215
   Graco                                                   1,800              31
   Honeywell International                                12,018             322
   Hubbell, Cl B                                             400              11
   IDEX                                                    3,600              70
   Illinois Tool Works                                     7,250             202
   Ingersoll-Rand, Cl A                                    3,069              44
   ITT                                                     5,760             215
   Jacobs Engineering Group *                              3,900             132
   JB Hunt Transport Services (A)                          3,400              69
   Kansas City Southern *                                  3,700              65
   Kennametal                                                400               7
   Kirby *                                                   100               2
   L-3 Communications Holdings, Cl 3                       3,300             223
   Landstar System                                         1,600              51
   Lennox International                                      300               8
   Lincoln Electric Holdings (A)                           1,800              55
   Lockheed Martin                                         7,585             479
   Manpower                                                1,400              39
   Michael Baker *                                           700              23
   MSC Industrial Direct, Cl A (A)                         1,800              55

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   NCI Building Systems * (A)                              4,200   $          21
   Norfolk Southern (A)                                   30,230             959
   Northrop Grumman                                       28,615           1,069
   Pall                                                      500              12
   Parker Hannifin                                         6,600             220
   Pentair                                                 2,400              50
   Pitney Bowes                                            1,400              27
   Polypore International *                                8,900              43
   Precision Castparts                                     2,465             137
   Quanta Services *                                      21,700             382
   Raytheon                                               10,288             411
   Republic Services, Cl A                                 4,615              92
   Robert Half International                               1,300              20
   Roper Industries                                          700              29
   RR Donnelley & Sons                                    42,400             330
   Ryder System                                           10,400             238
   Shaw Group *                                           15,300             357
   Southwest Airlines                                     19,000             112
   SPX                                                       429              19
   Stericycle *                                              402              19
   SunPower, Cl A *                                          300               8
   Terex *                                                13,400             120
   Thomas & Betts *                                       13,800             316
   Timken                                                    100               1
   Trinity Industries (A)                                  3,300              24
   Tyco International                                     38,200             766
   Union Pacific                                          18,862             708
   United Parcel Service, Cl B (A)                        35,500           1,462
   United Rentals *                                        1,300               5
   United Technologies                                    35,969           1,469
   URS *                                                     300               9
   UTi Worldwide                                           1,200              15
   Waste Management                                       10,700             289
   WESCO International *                                   6,200             103
   WW Grainger                                             3,800             251
                                                                   -------------
                                                                          26,834
                                                                   -------------
INFORMATION TECHNOLOGY -- 17.7%
   Accenture, Cl A                                        17,200             502
   Activision Blizzard *                                  67,280             675
   Adobe Systems *                                         6,200             104
   Affiliated Computer Services, Cl A *                    3,000             140
   Agilent Technologies *                                  1,100              15
   Alliance Data Systems * (A)                               600              18
   Altera                                                 10,600             162
   Amdocs *                                                  500               8
   Amphenol, Cl A                                          1,000              25
   Analog Devices                                          6,000             112
   Apple * (A)                                            54,572           4,874
   Applied Materials                                         840               8
   Arris Group *                                          10,400              64
   Automatic Data Processing                               5,646             193
   Avnet *                                                 7,900             136
   BigBand Networks *                                      3,100              17
   BMC Software *                                          2,000              59
   Brightpoint *                                           3,700              15
   Broadcom, Cl A * (A)                                    3,900              64
   CA                                                     56,600             959
   Cisco Systems *                                       216,910           3,160
   CommScope *                                             1,300              12
   Computer Sciences *                                    13,800             479


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Compuware *                                            17,800   $         105
   Comtech Telecommunications *                            2,700             102
   Convergys *                                             1,600              10
   Corning                                                 7,100              75
   Dell *                                                108,720             928
   Diebold                                                 2,900              64
   Dolby Laboratories, Cl A *                                700              20
   DST Systems *                                             700              21
   eBay *                                                137,000           1,489
   Electronic Arts *                                      58,636             956
   EMC * (A)                                             108,400           1,138
   F5 Networks *                                           5,500             110
   Factset Research Systems (A)                              500              19
   Fidelity National Information Services                    351               6
   Flir Systems * (A)                                        400               8
   Global Payments                                           800              25
   Google, Cl A * (A)                                     19,155           6,474
   Harris                                                  3,600             134
   Hewitt Associates, Cl A *                              11,100             327
   Hewlett-Packard                                       102,520           2,976
   Ingram Micro, Cl A *                                   34,100             371
   Integrated Device Technology *                          4,400              20
   Intel (A)                                              79,346           1,011
   Interactive Intelligence *                              5,000              45
   InterDigital *                                          7,100             209
   International Business Machines                        31,401           2,890
   Intersil, Cl A                                          1,000              10
   Intuit *                                               72,800           1,659
   Itron *                                                   800              36
   Jabil Circuit                                           8,700              36
   Juniper Networks * (A)                                 47,400             673
   Lender Processing Services                                100               3
   Lexmark International, Cl A *                           4,100              70
   Linear Technology (A)                                  25,197             549
   Macrovision Solutions *                                     8              --
   Marvell Technology Group *                              3,000              23
   Mastercard, Cl A (A)                                   11,600           1,833
   McAfee *                                                8,500             238
   Metavante Technologies *                                5,300              89
   Microchip Technology (A)                                5,400             101
   Microsoft                                             240,794           3,889
   Molex                                                   1,200              14
   Motorola                                               60,070             211
   National Instruments                                    1,500              26
   National Semiconductor                                  6,500              71
   NCR *                                                   7,100              56
   NetApp *                                                2,700              36
   NeuStar, Cl A * (A)                                     6,600             102
   Nokia ADR                                              34,300             321
   Nvidia *                                                4,500              37
   Oracle *                                               28,211             438
   Paychex                                                13,600             300
   QLogic * (A)                                            3,800              35
   Qualcomm                                              150,817           5,042
   Rambus *                                                  200               2
   Red Hat *                                               4,900              67
   Research In Motion * (A)                               42,840           1,711
   RightNow Technologies *                                 7,500              60
   SAIC *                                                  1,000              19
   Salesforce.com *                                          300               9
   SanDisk *                                                 300               3

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Seagate Technology                                     23,200   $         100
   Silicon Laboratories *                                  4,400              96
   Sohu.com * (A)                                            700              35
   Sybase *                                                1,800              49
   Symantec * (A)                                         97,540           1,349
   Synaptics * (A)                                         9,800             203
   Synopsys *                                              9,600             179
   Teradata *                                             62,500             966
   Texas Instruments                                      52,532             754
   Trimble Navigation *                                    2,500              35
   Tyco Electronics                                       13,300             126
   VeriSign * (A)                                         85,100           1,645
   Visa, Cl A                                             71,290           4,043
   Vishay Intertechnology * (A)                           18,400              47
   VMware, Cl A * (A)                                        600              13
   Western Digital *                                      15,650             214
   Western Union                                          64,682             722
   Xerox                                                  67,779             351
   Xilinx (A)                                              7,800             138
   Yahoo! * (A)                                          124,200           1,643
   Zebra Technologies, Cl A *                              8,600             151
                                                                   -------------
                                                                          61,962
                                                                   -------------
MATERIALS -- 2.3%
   Air Products & Chemicals                                  600              28
   Airgas                                                    500              15
   AK Steel Holding                                        1,800              11
   Alcoa (A)                                              13,500              84
   AM Castle                                               3,800              28
   Ashland                                                22,900             135
   Ball                                                    2,400              97
   Bemis                                                  10,600             197
   Cabot                                                   1,200              13
   Carpenter Technology                                    2,400              33
   Cliffs Natural Resources                                4,900              76
   Commercial Metals                                      22,900             234
   Crown Holdings *                                        2,600              55
   Cytec Industries                                        2,900              45
   Dow Chemical                                           43,600             312
   E.I. Du Pont de Nemours                                15,100             283
   Eagle Materials (A)                                     3,700              70
   Eastman Chemical                                        8,800             181
   FMC                                                     1,600              65
   Freeport-McMoRan Copper & Gold, Cl B                    9,460             288
   Huntsman                                                  400               1
   International Paper                                    14,700              84
   Lubrizol                                               15,300             421
   Martin Marietta Materials                                 100               8
   MeadWestvaco                                            1,100              10
   Monsanto                                               20,171           1,538
   Mosaic                                                  2,300              99
   Nalco Holding                                           9,700             110
   Nucor                                                  17,860             601
   Owens-Illinois *                                        1,100              17
   Packaging of America                                      700               7
   Pactiv *                                                3,300              52
   PPG Industries                                          9,300             289
   Praxair                                                26,731           1,517
   Reliance Steel & Aluminum                               2,400              57
   Rohm & Haas                                               500              26
   RPM International                                       3,900              42


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Sealed Air                                              2,800   $          31
   Sigma-Aldrich                                           1,100              39
   Sonoco Products                                         9,600             185
   Southern Copper (A)                                       600               8
   Steel Dynamics                                          2,200              18
   Syngenta ADR                                            9,400             403
   Titanium Metals                                         1,400               8
   United States Steel                                       600              12
   Valspar                                                10,400             174
   Vulcan Materials (A)                                    1,500              62
                                                                   -------------
                                                                           8,069
                                                                   -------------
TELECOMMUNICATION SERVICES -- 4.1%
   American Tower, Cl A *                                 27,674             806
   AT&T                                                  292,442           6,951
   CenturyTel (A)                                          8,300             218
   Crown Castle International * (A)                      100,263           1,759
   Embarq                                                  2,000              70
   Frontier Communications                                11,818              85
   iPCS *                                                  2,200              18
   Leap Wireless International *                           2,100              57
   NII Holdings *                                          3,700              47
   NTELOS Holdings                                         7,600             146
   Sprint Nextel *                                        77,616             255
   Telephone & Data Systems                                7,700             227
   Verizon Communications                                134,413           3,835
   Windstream                                              2,100              16
                                                                   -------------
                                                                          14,490
                                                                   -------------
UTILITIES -- 3.7%
   AES *                                                 250,587           1,579
   Alliant Energy                                         12,500             289
   Ameren                                                 14,646             348
   American Electric Power                                27,361             767
   Atmos Energy                                           12,800             279
   Calpine *                                               2,600              15
   CMS Energy (A)                                          9,620             106
   Consolidated Edison                                     2,050              74
   Constellation Energy Group (A)                          1,900              37
   Dominion Resources                                     12,404             374
   DPL (A)                                                   300               6
   DTE Energy                                             16,500             442
   Duke Energy                                            19,940             269
   Edison International                                   37,090           1,010
   Energen                                                 8,900             239
   Entergy                                                 4,400             297
   Equities CORP                                           1,100              34
   Exelon                                                 11,454             541
   FirstEnergy                                            16,553             704
   FPL Group                                               8,560             388
   Hawaiian Electric Industries                            4,400              61
   Integrys Energy Group                                   1,500              36
   MDU Resources Group                                     8,900             135
   Mirant *                                               26,800             328
   National Fuel Gas                                       7,000             212
   NiSource                                               28,300             248
   NRG Energy * (A)                                       20,086             379
   NSTAR                                                     400              13
   NV Energy                                              22,700             210
   Oneok                                                   8,100             181
   Pepco Holdings                                         18,300             275

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   PG&E                                                    8,839   $         338
   Pinnacle West Capital                                  11,700             307
   PPL                                                     8,565             239
   Progress Energy                                         1,530              54
   Public Service Enterprise Group                        21,240             580
   Questar                                                   500              14
   Reliant Energy *                                       13,250              46
   SCANA                                                     500              15
   Sempra Energy                                          15,077             627
   Southern                                                7,839             238
   TECO Energy                                             5,100              49
   UGI                                                       700              17
   Vectren                                                   400               8
   Wisconsin Energy                                        2,970             118
   Xcel Energy                                            16,125             286
                                                                   -------------
                                                                          12,812
                                                                   -------------
Total Common Stock (Cost $430,572) ($ Thousands)                         327,293
                                                                   -------------
AFFILIATED PARTNERSHIP -- 9.8%
   SEI Liquidity Portfolio, L.P.,
      1.06%**(C)(D)                                   34,641,790          34,145
                                                                   -------------
Total Affiliated Partnership
   (Cost $34,642) ($ Thousands)                                           34,145
                                                                   -------------
U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bills
           0.105%, 06/11/09 (B)(E)                 $       2,000           1,998
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $1,998) ($ Thousands)                                             1,998
                                                                   -------------
CASH EQUIVALENTS -- 5.6%
   First Union Cash Management
      Program, 0.080%**                                  869,922             870
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      0.350%**(C)                                     18,772,028          18,772
                                                                   -------------
Total Cash Equivalents
   (Cost $19,642) ($ Thousands)                                           19,642
                                                                   -------------
Total Investments -- 109.4%
   (Cost $486,854)($ Thousands) @                                  $     383,078
                                                                   =============


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                           Number of                  Unrealized
Type of                    Contracts   Expiration    Depreciation
Contract                     Long         Date      ($ Thousands)
--------                   ---------   ----------   -------------
S&P Composite Index            78       Mar-2009       $(1,166)
S&P Mid 400 Index E-MINI       38       Mar-2009          (120)
                                                       -------
                                                       $(1,286)
                                                       =======

     Percentages are based on a Net Assets of $350,290 ($ Thousands)

@ At February 28, 2009, the tax basis cost of the Fund's investments was $486,854 ($ Thousands), and the unrealized appreciation and depreciation were $11,329 ($ Thousands) and $(115,105) ($ Thousands) respectively.

+++  Real Estate Investment Trust

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of February 28, 2009.

(A) This security or a partial position of this security is on loan at February 28, 2009. The total value of securities on loan at February 28, 2009 was $33,236 ($ Thousands).

(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)  Investment in Affiliated Security.

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2009 was $34,145 ($ Thousands).

(E) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR -- American Depositary Receipt
Cl -- Class
L.P. -- Limited Partnership

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 81.9%

CONSUMER DISCRETIONARY -- 7.2%
   Advance Auto Parts                                      1,200   $          46
   Aeropostale *                                          17,200             399
   Amazon.com *                                           17,900           1,160
   American Greetings, Cl A                                5,700              21
   Ameristar Casinos                                       3,900              38
   Apollo Group, Cl A *                                    9,400             682
   Autozone *                                                400              57
   Bed Bath & Beyond *                                       700              15
   Best Buy                                                3,293              95
   Big Lots *                                             24,925             386
   Black & Decker                                            400               9
   Blyth                                                   1,400              29
   BorgWarner                                                500               9
   Cablevision Systems, Cl A                               9,900             129
   California Pizza Kitchen *                              6,000              62
   Career Education *                                      1,300              32
   Carnival                                                4,200              82
   Coach *                                                29,400             411
   Comcast, Cl A                                         103,677           1,354
   Darden Restaurants                                      2,300              62
   DeVry                                                     100               5
   DIRECTV Group *                                        23,720             473
   DISH Network, Cl A *                                   29,664             334
   Dollar Tree *                                             800              31
   DreamWorks Animation SKG, Cl A *                        3,900              75
   Eastman Kodak                                          76,900             245
   Family Dollar Stores                                    5,200             143
   Foot Locker                                             6,300              52
   Fuel Systems Solutions *                                2,900              57
   Gannett                                                10,800              35
   Gap                                                    40,199             434
   Garmin                                                  3,500              60
   Genuine Parts                                             100               3
   Grand Canyon Education *                                2,000              34
   H&R Block                                              40,974             783
   Hasbro                                                  6,600             151
   Hillenbrand                                               700              12
   Home Depot                                             14,900             311
   International Game Technology                          21,300             188
   Interval Leisure Group *                                  235               1
   ITT Educational Services *                                300              34
   J.C. Penney                                            15,600             239
   Jackson Hewitt Tax Service                              3,400              25
   Jarden *                                               13,100             133
   John Wiley & Sons, Cl A                                   600              19
   Johnson Controls                                       10,000             114
   Kohl's *                                                3,200             112
   Las Vegas Sands *                                      22,676              52
   Leggett & Platt                                        26,700             305
   Liberty Global, Cl A *                                  6,359              78
   Liberty Media - Capital, Ser A *                        1,081               5
   Liberty Media - Entertainment, Cl A *                  27,176             471
   Limited Brands                                          9,300              72
   Lowe's                                                  5,200              82
   Mattel                                                  2,200              26
   McDonald's                                             28,200           1,474
   McGraw-Hill                                             2,600              51

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   MDC Holdings                                              300   $           7
   MGM Mirage *                                           15,043              53
   Mohawk Industries *                                     2,400              54
   Monro Muffler                                           1,100              26
   NetFlix *                                               9,900             358
   New York Times, Cl A                                    1,100               4
   News, Cl A                                              2,400              13
   Nike, Cl B                                              6,650             276
   O'Reilly Automotive *                                     400              13
   Panera Bread, Cl A *                                   11,600             511
   PetMed Express *                                        5,300              73
   PetSmart                                                3,500              70
   Phillips-Van Heusen                                       500               8
   Polo Ralph Lauren, Cl A                                 1,600              55
   Pulte Homes                                             2,800              26
   RadioShack                                              3,000              22
   Ross Stores                                             8,600             254
   Royal Caribbean Cruises                                 7,500              45
   Scientific Games, Cl A *                                2,700              29
   Scripps Networks Interactive, Cl A                      1,300              26
   Sears Holdings *                                       13,700             504
   Shaw Communications, Cl B                              28,300             417
   Sherwin-Williams                                        5,100             234
   Snap-On                                                 3,000              71
   Stanley Works                                           7,200             193
   Staples                                                70,400           1,123
   Strayer Education                                         200              34
   Target                                                  1,900              54
   Ticketmaster Entertainment *                            1,411               7
   Tiffany                                                   700              13
   Time Warner                                           131,300           1,002
   TJX                                                    17,100             381
   Toll Brothers *                                         1,200              19
   Tractor Supply *                                        4,700             147
   Urban Outfitters *                                      2,900              48
   VF                                                      2,500             130
   Walt Disney                                            24,090             404
   Weight Watchers International                          32,000             579
   WMS Industries *                                        2,700              49
   Yum! Brands                                            10,850             285
                                                                   -------------
                                                                          19,414
                                                                   -------------
CONSUMER STAPLES -- 9.5%
   Alberto-Culver, Cl B                                    9,109             202
   Altria Group                                           57,994             896
   Archer-Daniels-Midland                                 37,035             987
   Avon Products                                          13,100             230
   BJ's Wholesale Club *                                  10,500             314
   Brown-Forman, Cl B                                     17,058             733
   Bunge                                                  13,974             655
   Campbell Soup                                           4,000             107
   Chiquita Brands International *                         1,600               8
   Church & Dwight                                         1,100              54
   Clorox                                                  4,300             209
   Coca-Cola                                              24,500           1,001
   Colgate-Palmolive                                      19,317           1,162
   ConAgra Foods                                          41,100             620
   Constellation Brands, Cl A *                            2,300              30
   Corn Products International                             2,500              51
   Costco Wholesale                                       24,855           1,052
   CVS/Caremark                                           55,343           1,424


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Del Monte Foods                                        10,000   $          72
   Dr Pepper Snapple Group *                               5,500              77
   Estee Lauder, Cl A                                      3,900              88
   General Mills                                           8,600             451
   Hansen Natural *                                        5,400             180
   Herbalife                                              12,800             175
   Hershey                                                 4,900             165
   HJ Heinz                                                8,300             271
   Hormel Foods                                              236               8
   JM Smucker                                              2,300              85
   Kellogg                                                 5,900             230
   Kimberly-Clark                                          6,400             301
   Kraft Foods, Cl A                                      11,760             268
   Kroger                                                 39,800             823
   Lorillard                                                 300              18
   McCormick                                               1,000              31
   Molson Coors Brewing, Cl B                              1,300              46
   NBTY *                                                    900              13
   Pepsi Bottling Group                                   17,400             322
   PepsiAmericas                                           6,200             103
   PepsiCo                                                24,850           1,196
   Philip Morris International                            44,491           1,489
   Procter & Gamble                                       77,300           3,724
   Reynolds American                                      11,000             369
   Safeway                                                14,500             268
   Sara Lee                                               20,800             160
   Smithfield Foods *                                        500               4
   Spartan Stores                                          3,200              49
   Supervalu                                              18,000             281
   Sysco                                                  65,291           1,404
   Tyson Foods, Cl A                                      61,820             521
   Walgreen                                               45,600           1,088
   Wal-Mart Stores                                        29,622           1,459
                                                                   -------------
                                                                          25,474
                                                                   -------------
ENERGY -- 9.1%
   Alpha Natural Resources *                               3,600              66
   Anadarko Petroleum                                      4,100             143
   Apache                                                  1,400              83
   Arch Coal                                               1,000              14
   Baker Hughes                                            7,886             231
   BJ Services                                             4,300              42
   Cabot Oil & Gas                                         1,900              39
   Cameron International *                                   700              13
   Chesapeake Energy                                       7,400             116
   Chevron                                                63,499           3,855
   Cimarex Energy                                          3,500              69
   CNX Gas *                                               1,147              25
   Complete Production Services *                          4,300              13
   ConocoPhillips                                         46,021           1,719
   Devon Energy                                            1,300              57
   Diamond Offshore Drilling                               4,000             251
   Dresser-Rand Group *                                      515              11
   Encore Acquisition *                                    1,900              38
   ENSCO International                                    11,600             285
   EOG Resources                                          14,800             741
   Exxon Mobil                                           136,929           9,297
   FMC Technologies *                                        500              13
   Forest Oil *                                            9,300             132
   Frontline                                               2,100              43
   Halliburton                                            47,450             774
   Helmerich & Payne                                       2,000              47

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Hess                                                    1,400   $          77
   Marathon Oil                                           14,400             335
   Mariner Energy *                                        7,900              73
   Massey Energy                                           1,800              21
   Matrix Service *                                        4,800              33
   Murphy Oil                                             13,138             549
   Nabors Industries *                                     7,200              70
   National Oilwell Varco *                                1,689              45
   Noble                                                     300               7
   Noble Energy                                              100               4
   Occidental Petroleum                                    7,734             401
   Oil States International *                              1,700              23
   Overseas Shipholding Group                              7,900             203
   Patterson-UTI Energy                                    6,400              55
   Peabody Energy                                          5,500             130
   Petro-Canada                                           12,600             276
   PetroHawk Energy *                                      5,700              97
   Pioneer Natural Resources                               2,100              31
   Plains Exploration & Production *                       8,400             161
   Pride International *                                   3,400              59
   Range Resources                                           400              14
   Schlumberger                                           15,500             590
   SEACOR Holdings *                                       3,200             192
   Smith International                                     2,500              54
   Southwestern Energy *                                  11,000             316
   Spectra Energy                                          5,100              66
   St. Mary Land & Exploration                               500               7
   Sunoco                                                  9,500             318
   Superior Energy Services *                              5,500              73
   Tidewater                                               2,300              81
   Transocean *                                            6,550             391
   Unit *                                                  5,600             120
   Valero Energy                                          33,500             649
   Walter Industries                                       1,700              31
   Weatherford International *                             7,200              77
   Western Refining                                        4,800              54
   Whiting Petroleum *                                     1,900              44
   Willbros Group *                                        2,300              16
   Williams                                                8,900             101
   XTO Energy                                             10,000             317
                                                                   -------------
                                                                          24,278
                                                                   -------------
FINANCIALS -- 8.3%
   Aflac                                                  42,905             719
   Alexandria Real Estate Equities +++                       100               4
   Allstate                                               18,000             303
   American Express                                       22,600             272
   American Financial Group                               20,000             311
   Ameriprise Financial                                   28,600             456
   Annaly Capital Management +++                           7,400             103
   AON                                                     2,000              76
   Apartment Investment & Management, Cl A +++             2,530              13
   Arthur J Gallagher                                        500               8
   Associated Banc                                           200               3
   Assurant                                                3,700              75
   AvalonBay Communities +++                                 403              17
   Axis Capital Holdings                                   8,500             190
   Bancorpsouth                                            1,400              26
   Bank of America                                       173,439             685
   Bank of Hawaii                                          3,200             103
   Bank of New York Mellon                                76,945           1,706


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   BB&T                                                   10,200   $         164
   BlackRock, Cl A                                           513              50
   Boston Properties +++                                     800              30
   Brandywine Realty Trust +++                            19,600              92
   BRE Properties +++                                      2,100              40
   Brown & Brown                                           2,000              34
   Camden Property Trust +++                                 400               7
   Capital One Financial                                  21,300             257
   Capitol Federal Financial                               1,000              37
   CBL & Associates Properties +++                         7,600              24
   Charles Schwab                                         50,501             642
   Chubb                                                  16,500             644
   Cincinnati Financial                                    8,300             170
   Citigroup                                              70,800             106
   City National                                             400              13
   CME Group, Cl A                                         5,640           1,029
   CNA Financial                                             800               6
   Colonial Properties Trust +++                           3,700              14
   Comerica                                                  600               9
   Commerce Bancshares                                       775              27
   Compass Diversified Holdings                              900               8
   Credicorp                                              10,300             376
   Cullen/Frost Bankers                                    1,600              69
   Delphi Financial Group, Cl A                            4,000              43
   Digital Realty Trust +++                                  200               6
   Discover Financial Services                             3,200              18
   Duke Realty +++                                         1,200               8
   Eaton Vance                                               200               3
   Endurance Specialty Holdings                            9,000             201
   Equity Residential +++                                  3,600              63
   Essex Property Trust +++                                1,100              60
   Fidelity National Financial, Cl A                         400               7
   First Horizon National                                  1,200              11
   First Midwest Bancorp                                   3,800              29
   Franklin Resources                                      7,700             353
   Fulton Financial                                        4,400              27
   Goldman Sachs Group                                     8,200             747
   Hanover Insurance Group                                   900              32
   Hartford Financial Services Group                       3,600              22
   HCC Insurance Holdings                                    400               9
   HCP +++                                                 2,500              46
   Health Care REIT +++                                    2,000              62
   Hospitality Properties Trust +++                        1,100              13
   Host Hotels & Resorts +++                              17,600              65
   HRPT Properties Trust +++                               1,600               5
   Hudson City Bancorp                                    43,100             447
   IntercontinentalExchange *                             20,200           1,147
   Investment Technology Group *                           7,100             138
   Jefferies Group                                         1,700              17
   JPMorgan Chase                                         63,270           1,446
   Keycorp                                                 1,700              12
   Kilroy Realty +++                                         100               2
   Knight Capital Group, Cl A *                           14,800             260
   LaSalle Hotel Properties +++                            5,000              27
   Lazard, Cl A                                              100               2
   Leucadia National                                       9,378             137
   Liberty Property Trust +++                              3,800              69
   Lincoln National                                        1,600              14
   Loews                                                  15,000             298
   M&T Bank                                                1,100              40
   Mack-Cali Realty +++                                    1,300              22
   Marsh & McLennan                                        7,600             136

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   MBIA *                                                  3,400   $           9
   Mercury General                                         1,600              43
   MetLife                                                 3,600              66
   Moody's                                                 5,500              99
   Morgan Stanley                                         14,700             287
   MVC Capital                                               800              --
   Nationwide Health Properties +++                          300               6
   New York Community Bancorp                              6,600              65
   Northern Trust                                          9,119             507
   NYSE Euronext                                          30,300             511
   Odyssey Re Holdings                                       700              33
   Pennsylvania Real Estate Investment Trust +++           3,800              12
   People's United Financial                               2,200              38
   Platinum Underwriters Holdings                          6,300             177
   Plum Creek Timber +++                                     200               5
   PNC Financial Services Group                            5,476             150
   Popular                                                 3,200               7
   Principal Financial Group                               3,362              27
   Progressive                                             5,900              68
   ProLogis +++                                            2,700              16
   Protective Life                                           700               3
   Prudential Financial                                    8,200             135
   Public Storage +++                                      2,000             111
   Ramco-Gershenson Properties +++                         1,600               8
   Raymond James Financial                                 2,700              38
   Rayonier +++                                           16,000             426
   Regions Financial                                       6,450              22
   Simon Property Group +++                                  600              20
   SL Green Realty +++                                     2,700              31
   SLM *                                                   8,200              38
   St. Joe *                                               2,600              48
   StanCorp Financial Group                                3,800              68
   State Street                                           27,357             691
   SunTrust Banks                                            500               6
   Synovus Financial                                       5,000              17
   T. Rowe Price Group                                     1,100              25
   TD Ameritrade Holding *                                20,400             242
   TFS Financial                                          20,207             236
   Torchmark                                                 900              19
   Travelers                                              21,000             759
   UDR +++                                                 7,097              56
   United America Indemnity, Cl A *                        2,600              22
   Unum Group                                              2,700              28
   US Bancorp                                             48,366             692
   Valley National Bancorp                                 7,090              81
   Ventas +++                                              1,800              39
   Vornado Realty Trust +++                                  300              10
   Webster Financial                                       2,000               8
   Weingarten Realty Investors +++                           200               2
   Wells Fargo                                            80,380             973
   White Mountains Insurance Group                           100              20
   World Acceptance *                                        400               6
   WR Berkley                                              9,400             196
   Zions Bancorporation                                      900               8
                                                                   -------------
                                                                          22,172
                                                                   -------------
HEALTH CARE -- 13.4%
   Abbott Laboratories                                    16,300             772
   Aetna                                                  58,700           1,401
   Allergan                                               45,400           1,759


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   American Medical Systems Holdings *                     5,200   $          54
   AmerisourceBergen                                      37,677           1,197
   Amgen *                                                39,800           1,947
   Baxter International                                    6,300             321
   Becton Dickinson                                        5,083             315
   Biogen Idec *                                          15,100             695
   Boston Scientific *                                     7,400              52
   Bristol-Myers Squibb                                   26,800             493
   C.R. Bard                                               2,100             168
   Cantel Medical *                                        1,500              19
   Cardinal Health                                        29,630             961
   Celgene *                                               6,300             282
   Cephalon *                                                600              39
   Charles River Laboratories International *                100               2
   Cigna                                                     300               5
   Community Health Systems *                                900              15
   Covance *                                               1,200              46
   Coventry Health Care *                                 10,400             120
   Covidien                                                8,175             259
   DaVita *                                                1,000              47
   Dentsply International                                  1,100              25
   Edwards Lifesciences *                                  2,500             139
   Eli Lilly                                              14,600             429
   Emergent Biosolutions *                                 4,800              93
   Endo Pharmaceuticals Holdings *                        13,600             258
   Enzon Pharmaceuticals *                                 5,400              29
   Express Scripts *                                       7,100             357
   Forest Laboratories *                                  29,200             626
   Genentech *                                            34,886           2,985
   Gen-Probe *                                             3,200             130
   Gentiva Health Services *                               1,900              33
   Genzyme *                                                 300              18
   Gilead Sciences *                                      37,491           1,680
   Haemonetics *                                             500              27
   Henry Schein *                                          1,733              64
   Hill-Rom Holdings                                       2,700              26
   HLTH *                                                  3,400              37
   Hospira *                                               4,000              93
   Humana *                                                6,700             159
   Illumina *                                                700              22
   IMS Health                                              5,100              64
   Intuitive Surgical *                                    2,500             227
   Invacare                                                2,300              37
   Johnson & Johnson                                      48,800           2,440
   Kindred Healthcare *                                      500               7
   King Pharmaceuticals *                                 12,000              88
   Laboratory Corp of America Holdings *                     300              17
   Life Technologies *                                       744              22
   LifePoint Hospitals *                                   1,800              38
   Lincare Holdings *                                     12,600             265
   Martek Biosciences                                        500               9
   McKesson                                               31,167           1,278
   Medco Health Solutions *                               48,645           1,974
   Medtronic                                              30,975             917
   Merck                                                  61,503           1,488
   Mylan Laboratories *                                    1,600              20
   Novo Nordisk ADR                                       10,500             508
   Omnicare                                               12,600             327
   PerkinElmer                                             2,900              37

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Perrigo                                                   300   $           6
   Pfizer                                                145,800           1,795
   Pharmaceutical Product Development                      1,600              38
   Quest Diagnostics                                       7,800             357
   Schering-Plough                                        30,450             530
   Sepracor *                                              7,141             107
   St. Jude Medical *                                        500              17
   STERIS                                                  2,000              46
   Stryker                                                20,318             684
   Synovis Life Technologies *                               600               7
   Techne                                                  2,700             132
   Teleflex                                                1,600              76
   Thermo Fisher Scientific *                              1,800              65
   UnitedHealth Group                                    111,400           2,189
   Universal Health Services, Cl B                         2,200              81
   Varian Medical Systems *                                1,800              55
   Vertex Pharmaceuticals *                                2,100              63
   Viropharma *                                            3,600              15
   Warner Chilcott, Cl A *                                12,700             138
   Waters *                                                  100               4
   Watson Pharmaceuticals *                                  400              11
   WellPoint *                                            15,800             536
   Wyeth                                                  18,768             766
   Zimmer Holdings *                                       6,725             235
                                                                   -------------
                                                                          35,915
                                                                   -------------
INDUSTRIALS -- 7.5%
   3M                                                      5,700             259
   AGCO *                                                 21,981             377
   Allegiant Travel *                                      4,400             151
   American Science & Engineering                            600              36
   Ametek                                                    500              13
   AMR *                                                   2,700              11
   Avery Dennison                                            200               4
   Beacon Roofing Supply *                                 8,100              89
   Boeing                                                 17,075             537
   Brink's                                                   600              14
   Bucyrus International, Cl A                               600               8
   Burlington Northern Santa Fe                            7,400             435
   C.H. Robinson Worldwide                                11,020             456
   Carlisle                                                1,000              20
   Caterpillar                                            18,575             457
   Columbus McKinnon *                                     2,100              19
   Continental Airlines, Cl B *                            4,600              46
   Con-way                                                 1,700              26
   Cooper Industries, Cl A                                 1,500              32
   Copart *                                                  500              14
   Corrections of America *                                  100               1
   CSX                                                    14,843             366
   Cummins                                                11,300             235
   Deere                                                   3,850             106
   Delta Air Lines *                                       6,475              33
   Dover                                                  21,500             536
   Dun & Bradstreet                                        1,200              89
   Emerson Electric                                        9,600             257
   EnPro Industries *                                        400               7
   Equifax                                                   100               2
   Expeditors International Washington                    35,000             964
   Fastenal                                                5,200             157
   FedEx                                                     700              30


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   First Solar *                                             700   $          74
   Flowserve                                               1,200              61
   Fluor                                                  18,175             604
   Foster Wheeler *                                        8,700             131
   FTI Consulting *                                          100               4
   Gardner Denver *                                        1,200              23
   GATX                                                    2,400              44
   General Dynamics                                       27,799           1,218
   General Electric                                      215,127           1,831
   Goodrich                                               11,400             378
   Graco                                                   2,700              46
   Granite Construction                                    5,400             192
   Harsco                                                  6,936             143
   Honeywell International                                 5,700             153
   Hubbell, Cl B                                             700              18
   IDEX                                                    3,900              75
   Illinois Tool Works                                     2,100              58
   Ingersoll-Rand, Cl A                                    1,569              22
   ITT                                                     2,200              82
   Jacobs Engineering Group *                             13,220             446
   JB Hunt Transport Services                              3,700              75
   John Bean Technologies                                  1,074              10
   Kansas City Southern *                                  3,800              67
   KBR                                                    31,205             393
   Kennametal                                              1,000              16
   Kirby *                                                   100               2
   L-3 Communications Holdings, Cl 3                       6,800             460
   Ladish *                                                  800               5
   Landstar System                                         1,600              51
   Lennox International                                    4,500             116
   Lincoln Electric Holdings                               1,800              55
   Lockheed Martin                                         5,100             322
   Manpower                                                1,500              42
   MSC Industrial Direct, Cl A                             2,000              61
   Navistar International *                                9,400             265
   NCI Building Systems *                                    600               3
   Norfolk Southern                                       14,800             470
   Northrop Grumman                                       16,800             628
   Owens Corning *                                         9,800              82
   Pall                                                      900              21
   Pentair                                                 3,700              77
   Pitney Bowes                                            1,500              29
   Polypore International *                                6,600              32
   Precision Castparts                                       400              22
   Quanta Services *                                      16,750             295
   Raytheon                                               14,800             592
   Republic Services, Cl A                                 5,160             103
   Robert Half International                               1,200              18
   Roper Industries                                          800              33
   Ryder System                                            4,200              96
   Shaw Group *                                           10,800             252
   Southwest Airlines                                     75,069             442
   SPX                                                       500              22
   Steelcase, Cl A                                         3,300              13
   Stericycle *                                              500              24
   SunPower, Cl A *                                          300               8
   Thomas & Betts *                                        8,800             202
   Timken                                                 20,683             252
   Titan International                                     5,300              29
   Trinity Industries                                      5,900              44
   Tyco International                                     16,100             323

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Union Pacific                                          22,000   $         825
   United Parcel Service, Cl B                            26,925           1,109
   United Rentals *                                        3,500              14
   United Technologies                                     5,300             216
   URS *                                                     400              13
   UTi Worldwide                                           2,300              29
   Waste Management                                        7,900             213
   WESCO International *                                  10,000             166
   WW Grainger                                             2,000             132
                                                                   -------------
                                                                          20,159
                                                                   -------------
INFORMATION TECHNOLOGY -- 19.0%
   Accenture, Cl A                                        30,079             878
   Activision Blizzard *                                   2,500              25
   Acxiom                                                  1,000               8
   Adobe Systems *                                        27,400             458
   Affiliated Computer Services, Cl A *                    3,300             154
   Agilent Technologies *                                    400               6
   Alliance Data Systems *                                 1,000              30
   Altera                                                 10,800             166
   Amdocs *                                                  600              10
   Amphenol, Cl A                                            900              23
   Analog Devices                                         16,694             311
   Anixter International *                                 8,200             241
   Apple *                                                25,725           2,297
   Applied Materials                                       1,200              11
   Arris Group *                                           6,800              42
   Automatic Data Processing                               5,100             174
   Avnet *                                                11,200             193
   AVX                                                       407               3
   BigBand Networks *                                      1,600               9
   BMC Software *                                          3,500             104
   Brightpoint *                                           4,300              17
   Broadcom, Cl A *                                        4,000              66
   CA                                                     34,500             585
   Cisco Systems *                                       184,014           2,681
   CommScope *                                             1,700              15
   Computer Sciences *                                    14,476             503
   Compuware *                                            10,800              64
   Convergys *                                             5,000              32
   Corning                                                64,713             683
   Dell *                                                150,968           1,288
   Diebold                                                10,200             226
   Dolby Laboratories, Cl A *                                500              14
   DSP Group *                                             3,300              18
   DST Systems *                                           1,800              53
   Earthlink *                                            13,400              85
   eBay *                                                147,217           1,600
   Electronic Arts *                                      18,400             300
   EMC *                                                  96,169           1,010
   F5 Networks *                                           9,300             186
   Factset Research Systems                                  500              19
   Fidelity National Information Services                    344               6
   Flir Systems *                                            200               4
   Global Payments                                           700              22
   Google, Cl A *                                         11,075           3,743
   Harris                                                  6,200             231
   Hewitt Associates, Cl A *                               9,900             292
   Hewlett-Packard                                       101,585           2,949
   Integrated Device Technology *                          9,500              43


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Intel                                                 120,697   $       1,538
   Interactive Intelligence *                              1,300              12
   InterDigital *                                          7,300             215
   International Business Machines                        44,415           4,087
   Intersil, Cl A                                          1,000              10
   Intuit *                                               58,000           1,322
   Itron *                                                   900              40
   j2 Global Communications *                                600              11
   Jabil Circuit                                           8,700              36
   Lexmark International, Cl A *                             300               5
   Linear Technology                                       7,800             170
   LSI *                                                   4,400              13
   Marvell Technology Group *                              2,000              15
   Mastercard, Cl A                                        8,900           1,406
   McAfee *                                                3,500              98
   Metavante Technologies *                                2,400              40
   Microchip Technology                                    6,000             113
   Microsoft                                             295,238           4,768
   Molex                                                  19,178             218
   Motorola                                                1,245               4
   National Instruments                                    1,600              28
   National Semiconductor                                  6,400              70
   NCR *                                                   9,600              76
   NetApp *                                                2,900              39
   NeuStar, Cl A *                                        16,900             262
   Nokia ADR                                              24,300             227
   Oracle *                                               44,300             688
   Paychex                                                10,000             221
   QLogic *                                               36,100             333
   Qualcomm                                               69,800           2,333
   Quest Software *                                          800               9
   Rambus *                                                  100               1
   Red Hat *                                               7,500             103
   Research In Motion *                                    7,300             292
   RightNow Technologies *                                 2,600              21
   SAIC *                                                  1,300              25
   Salesforce.com *                                          300               8
   SanDisk *                                               1,100              10
   Silicon Laboratories *                                  2,800              61
   Sohu.com *                                                800              40
   Sybase *                                               13,400             364
   Symantec *                                             58,200             805
   Synaptics *                                             9,400             195
   Syntel                                                    800              16
   Teradata *                                             51,200             792
   Texas Instruments                                     108,802           1,561
   Trimble Navigation *                                    2,700              38
   Tyco Electronics                                       14,803             140
   Valueclick *                                            9,300              58
   VeriSign *                                             68,100           1,316
   Visa, Cl A                                             51,022           2,893
   Vishay Intertechnology *                               17,100              44
   VMware, Cl A *                                            600              12
   Volterra Semiconductor *                                7,200              58
   Western Digital *                                       3,600              49
   Western Union                                          25,091             280
   Xerox                                                  32,100             166
   Xilinx                                                  8,400             148
   Yahoo! *                                               84,000           1,111
   Zebra Technologies, Cl A *                                900              16
                                                                   -------------
                                                                          50,908
                                                                   -------------

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
MATERIALS -- 2.3%
   Air Products & Chemicals                                  200   $           9
   Airgas                                                    600              19
   AK Steel Holding                                        1,700              11
   Alcoa                                                     300               2
   Ashland                                                71,077             420
   Ball                                                    1,800              72
   Bemis                                                  17,700             329
   Cabot                                                  11,181             117
   Cliffs Natural Resources                                3,600              56
   Commercial Metals                                       4,951              51
   Crown Holdings *                                          800              17
   Dow Chemical                                           29,600             212
   E.I. Du Pont de Nemours                                16,299             306
   Eagle Materials                                         1,800              34
   Ecolab                                                  2,516              80
   FMC                                                     1,700              69
   Kaiser Aluminum                                         2,500              55
   Lubrizol                                               12,800             352
   Martin Marietta Materials                                 100               8
   MeadWestvaco                                            2,200              21
   Monsanto                                                6,600             503
   Mosaic                                                 11,984             516
   Nalco Holding                                          13,000             148
   Newmont Mining                                          2,100              87
   Nucor                                                   5,000             168
   Owens-Illinois *                                        1,100              17
   Packaging of America                                      700               7
   Pactiv *                                                  200               3
   PPG Industries                                          5,100             158
   Praxair                                                14,400             817
   Reliance Steel & Aluminum                               9,100             216
   Rockwood Holdings *                                     3,100              18
   Rohm & Haas                                               500              26
   RPM International                                       3,700              40
   RTI International Metals *                              2,200              24
   Sealed Air                                              3,200              36
   Sigma-Aldrich                                           1,200              43
   Solutia *                                                 900               3
   Sonoco Products                                        18,900             364
   Southern Copper                                           100               1
   Steel Dynamics                                          1,300              11
   Syngenta ADR                                            7,300             313
   Terra Industries                                        8,741             225
   United States Steel                                       500              10
   Valspar                                                 4,700              79
   Vulcan Materials                                        1,600              66
                                                                   -------------
                                                                           6,139
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.7%
   AT&T                                                  125,034           2,972
   CenturyTel                                              5,000             131
   Crown Castle International *                           52,500             921
   Embarq                                                  2,200              77
   Frontier Communications                                18,200             131
   Leap Wireless International *                           2,100              57
   NII Holdings *                                          4,000              51
   NTELOS Holdings                                         2,700              52
   Sprint Nextel *                                         4,300              14
   Telephone & Data Systems                                3,559             105
   US Cellular *                                           7,881             271


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
February 28, 2009

                                                    SHARES/FACE
                                                       AMOUNT       MARKET VALUE
DESCRIPTION                                        ($ THOUSANDS)   ($ THOUSANDS)
-----------                                        -------------   -------------
   Verizon Communications                                 80,796   $       2,305
   Windstream                                              2,650              20
                                                                   -------------
                                                                           7,107
                                                                   -------------
UTILITIES -- 2.9%
   AES *                                                 174,851           1,102
   Alliant Energy                                         13,176             305
   Ameren                                                  5,300             126
   American Electric Power                                 5,700             160
   Atmos Energy                                            4,900             107
   Calpine *                                              59,600             335
   CMS Energy                                              1,800              20
   Consolidated Edison                                       500              18
   Constellation Energy Group                                100               2
   Dominion Resources                                      3,800             115
   DTE Energy                                             11,000             294
   Edison International                                   25,200             686
   El Paso Electric *                                      2,000              28
   Entergy                                                 3,100             209
   Equities CORP                                           1,200              37
   Exelon                                                  8,131             384
   FirstEnergy                                            12,600             536
   FPL Group                                                 800              36
   Hawaiian Electric Industries                            4,800              67
   Integrys Energy Group                                     500              12
   MDU Resources Group                                     9,800             148
   Mirant *                                               10,413             127
   National Fuel Gas                                       2,200              67
   NiSource                                               11,600             102
   NRG Energy *                                           25,744             487
   NSTAR                                                     500              16
   NV Energy                                              24,700             229
   Oneok                                                   6,700             150
   Pepco Holdings                                          5,200              78
   PG&E                                                    1,300              50
   PPL                                                    11,571             323
   Progress Energy                                           100               3
   Public Service Enterprise Group                        23,000             628
   Questar                                                   300               8
   Reliant Energy *                                       34,764             120
   SCANA                                                     300               9
   Sempra Energy                                          11,366             472
   Southern                                                1,900              58
   TECO Energy                                            10,800             104
   UGI                                                       600              14
   Vectren                                                   500              10
   Wisconsin Energy                                          200               8
   Xcel Energy                                               100               2
                                                                   -------------
                                                                           7,792
                                                                   -------------
Total Common Stock (Cost $305,666) ($ Thousands)                         219,358
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 3.1%
   U.S. Treasury Bills
           0.105%, 06/11/09 (A)(B)                 $       7,800           7,794
           0.674%, 10/22/09 (A)(B)                           500             498
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $8,292) ($ Thousands)                                             8,292
                                                                   -------------

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
CASH EQUIVALENT -- 4.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.350%+**                                       11,303,018   $      11,303
                                                                   -------------
Total Cash Equivalent
   (Cost $11,303) ($ Thousands)                                           11,303
                                                                   -------------
AFFILIATED PARTNERSHIP -- 11.5%
   SEI LIBOR Plus Portfolio+                           5,262,671          30,787
                                                                   -------------
Total Affiliated Partnership
   (Cost $52,627) ($ Thousands)                                           30,787
                                                                   -------------
Total Investments -- 100.7%
   (Cost $377,888)($ Thousands)@                                   $     269,740
                                                                   =============

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                        Number of                   Unrealized
Type of                 Contracts    Expiration    Depreciation
Contract                  Long          Date      ($ Thousands)
--------              ------------   ----------   -------------
S&P 500 Index E-MINI        68        Mar-2009       $  (290)
S&P Composite Index        248        Mar-2009        (7,583)
                                                     -------
                                                     $(7,873)
                                                     =======

     Percentages are based on a Net Assets of $267,885 ($ Thousands)

@ At February 28, 2009, the tax basis cost of the Fund's investments was $377,888 ($ Thousands), and the unrealized appreciation and depreciation were $3,716 ($ Thousands) and $(111,864)($ Thousands), respectively.

+    Investment in Affiliated Security.

+++  Real Estate Investment Trust

*    Non-income producing security.

**   The rate reported is the 7-day effective yield as of February 28, 2009

(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR -- American Depositary Receipt
Cl -- Class
LIBOR -- London Interbank Offered Rate
REIT -- Real Estate Investment Trust
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 78.9%

CONSUMER DISCRETIONARY -- 6.0%
   Aeropostale *                                          21,700   $         503
   Amazon.com *                                           50,300           3,259
   American Greetings, Cl A                               23,400              87
   Ameristar Casinos (A)                                  43,400             427
   Apollo Group, Cl A * (A)                              112,200           8,135
   Autozone *                                             19,600           2,788
   Bed Bath & Beyond *                                    56,500           1,203
   Best Buy (A)                                          292,005           8,416
   Big Lots * (A)                                        488,819           7,582
   Black & Decker                                         15,400             365
   Carnival (A)                                          283,200           5,539
   CBS, Cl B (A)                                         342,440           1,462
   Centex                                                  5,600              35
   Coach *                                               196,700           2,750
   Comcast, Cl A                                       2,686,530          35,086
   Darden Restaurants                                     26,800             727
   DIRECTV Group * (A)                                   680,103          13,561
   DISH Network, Cl A *                                  523,642           5,891
   DR Horton                                              17,800             151
   Expedia * (A)                                         230,200           1,835
   Family Dollar Stores                                  136,900           3,756
   Federal Mogul, Cl A *                                  13,221              86
   Ford Motor * (A)                                    1,017,390           2,035
   Fuel Systems Solutions * (A)                           74,200           1,470
   Gannett (A)                                           509,300           1,650
   Gap (A)                                               300,640           3,244
   Genuine Parts                                          18,000             506
   Grand Canyon Education *                               10,100             172
   H&R Block                                             749,441          14,314
   Harley-Davidson (A)                                    30,900             312
   Harman International Industries                        72,500             770
   Hasbro                                                279,000           6,386
   Home Depot                                            428,095           8,943
   J.C. Penney                                           127,800           1,959
   Jakks Pacific *                                         8,400             107
   Jarden * (A)                                          216,000           2,192
   Johnson Controls                                       85,636             974
   Kohl's *                                              101,500           3,567
   Las Vegas Sands * (A)                                 368,332             840
   Leggett & Platt (A)                                   587,700           6,718
   Lennar, Cl A                                           26,700             178
   Liberty Media - Interactive, Cl A *                    56,624             183
   Limited Brands (A)                                    325,900           2,506
   Lowe's                                                158,600           2,512
   Mattel                                                204,900           2,426
   McDonald's                                            801,287          41,867
   McGraw-Hill                                           221,303           4,366
   Meredith (A)                                           64,000             823
   MGM Mirage * (A)                                      293,926           1,029
   Monro Muffler                                           7,300             172
   News, Cl A (A)                                        662,700           3,685
   Nike, Cl B                                             23,400             972
   Nordstrom                                              41,826             563
   Omnicom Group                                          10,500             253
   Panera Bread, Cl A * (A)                               88,400           3,893
   PetMed Express * (A)                                   51,500             710
   Polo Ralph Lauren, Cl A (A)                           118,200           4,074
   Pulte Homes                                            53,200             488
   RadioShack                                            291,000           2,133

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Rent-A-Center, Cl A *                                  40,800   $         715
   Ross Stores                                            26,100             771
   Royal Caribbean Cruises                               174,400           1,047
   Scripps Networks Interactive, Cl A                     56,400           1,123
   Service International                                  20,400              69
   Sherwin-Williams                                       65,800           3,024
   Snap-On                                                96,100           2,267
   Stanley Works                                          28,000             749
   Staples                                                93,500           1,491
   Starwood Hotels & Resorts Worldwide                    19,000             220
   Target                                                194,462           5,505
   Ticketmaster Entertainment *                           45,190             221
   Tiffany                                                81,500           1,552
   Time Warner                                         1,033,193           7,883
   TJX (A)                                               228,400           5,086
   Tractor Supply * (A)                                   94,700           2,958
   VF                                                     88,000           4,567
   Walt Disney (A)                                     1,032,750          17,319
   Weight Watchers International                           7,300             132
   Whirlpool (A)                                          10,400             231
   WMS Industries * (A)                                   15,300             277
   Wyndham Worldwide                                      35,000             129
   Wynn Resorts *                                          3,700              78
   Yum! Brands (A)                                       152,800           4,016
                                                                   -------------
                                                                         294,066
                                                                   -------------
CONSUMER STAPLES -- 10.9%
   Altria Group (A)                                    1,600,306          24,709
   Archer-Daniels-Midland (A)                            777,290          20,722
   Avon Products                                           3,900              68
   Brown-Forman, Cl B (A)                                266,065          11,435
   Bunge (A)                                             122,541           5,745
   Campbell Soup (A)                                     115,800           3,100
   Clorox (A)                                             19,500             948
   Coca-Cola (A)                                         895,570          36,584
   Coca-Cola Enterprises                                  87,000             999
   Colgate-Palmolive                                     300,006          18,054
   ConAgra Foods (A)                                     179,300           2,704
   Constellation Brands, Cl A *                           65,100             850
   Corn Products International                           193,254           3,898
   Costco Wholesale (A)                                  382,450          16,193
   CVS/Caremark                                          246,808           6,353
   Dean Foods * (A)                                      108,154           2,212
   Dr Pepper Snapple Group * (A)                         225,900           3,174
   Estee Lauder, Cl A                                     64,900           1,470
   General Mills                                         271,900          14,269
   Hershey                                                78,500           2,645
   HJ Heinz (A)                                          135,000           4,410
   Hormel Foods (A)                                       96,248           3,064
   JM Smucker                                             75,700           2,810
   Kellogg (A)                                           127,100           4,947
   Kimberly-Clark                                        202,494           9,539
   Kraft Foods, Cl A (A)                                 434,083           9,888
   Kroger (A)                                            639,954          13,228
   McCormick                                              49,800           1,561
   Molson Coors Brewing, Cl B (A)                        204,574           7,207
   PepsiAmericas                                          49,100             816
   PepsiCo (A)                                           694,027          33,410
   Philip Morris International                         1,284,823          43,003
   Procter & Gamble                                    1,975,038          95,138


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Reynolds American (A)                                 202,200   $       6,790
   Safeway (A)                                           331,500           6,133
   Sara Lee                                              372,600           2,873
   Spartan Stores                                         13,300             203
   Supervalu                                              53,800             840
   Sysco (A)                                             799,183          17,182
   Tyson Foods, Cl A (A)                               1,039,837           8,766
   Walgreen (A)                                          375,896           8,969
   Wal-Mart Stores (A)                                 1,557,834          76,708
                                                                   -------------
                                                                         533,617
                                                                   -------------
ENERGY -- 10.7%
   Anadarko Petroleum                                    177,900           6,218
   Apache                                                 74,500           4,402
   Arch Coal                                             239,679           3,332
   Baker Hughes (A)                                      267,338           7,836
   Berry Petroleum, Cl A                                 106,600             709
   BJ Services                                           202,300           1,956
   Cabot Oil & Gas                                        76,100           1,550
   Cameron International *                                 6,300             121
   Chesapeake Energy                                     136,000           2,127
   Chevron                                             1,385,821          84,133
   Complete Production Services *                         86,000             262
   ConocoPhillips                                        837,539          31,282
   Consol Energy                                          36,800           1,003
   Contango Oil & Gas *                                    3,600             131
   Devon Energy                                          114,524           5,001
   Diamond Offshore Drilling (A)                          52,900           3,314
   Dresser-Rand Group *                                   89,330           1,877
   El Paso                                               180,300           1,217
   ENSCO International (A)                               275,600           6,774
   EOG Resources                                         165,617           8,288
   Exxon Mobil                                         2,974,717         201,983
   Forest Oil * (A)                                       65,900             934
   Halliburton (A)                                       939,518          15,324
   Hess                                                   23,100           1,263
   Marathon Oil                                          579,454          13,484
   Massey Energy                                          65,800             760
   Murphy Oil                                            310,895          12,999
   Nabors Industries *                                   246,100           2,390
   National Oilwell Varco *                              142,400           3,806
   Newfield Exploration *                                113,200           2,188
   Noble                                                  30,200             743
   Noble Energy                                           24,400           1,111
   Occidental Petroleum (A)                              440,681          22,858
   Overseas Shipholding Group (A)                         43,700           1,124
   Peabody Energy                                        349,200           8,266
   Pioneer Natural Resources                             148,800           2,171
   Range Resources                                        19,700             701
   Rowan                                                  36,200             438
   Schlumberger                                          723,222          27,526
   Smith International                                    89,600           1,925
   Southwestern Energy * (A)                             375,600          10,806
   Spectra Energy                                        113,700           1,478
   Sunoco                                                181,674           6,077
   Tesoro (A)                                            105,583           1,558
   Valero Energy                                         346,700           6,719
   Western Refining (A)                                   77,000             874
   Willbros Group *                                       31,100             223
   World Fuel Services                                    28,200             818
   XTO Energy                                             64,025           2,027
                                                                   -------------
                                                                         524,107
                                                                   -------------

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
FINANCIALS -- 7.4%
   Aflac                                                 523,985   $       8,782
   Allstate (A)                                          471,847           7,941
   American Express                                      296,781           3,579
   American Financial Group                              136,300           2,121
   Ameriprise Financial                                  273,036           4,352
   AON                                                    33,500           1,281
   Apartment Investment & Management, Cl A +++            55,318             289
   Assurant                                              137,100           2,797
   AvalonBay Communities +++                               6,000             254
   Bank of America (A)                                 5,666,399          22,382
   Bank of New York Mellon                               797,623          17,683
   BB&T (A)                                              236,300           3,812
   BlackRock, Cl A (A )                                   75,335           7,293
   BOK Financial                                          14,635             441
   Boston Properties +++                                  39,900           1,480
   Brandywine Realty Trust +++ (A)                       195,300             922
   Capital One Financial                                  10,700             129
   CB Richard Ellis Group, Cl A * (A)                     75,700             219
   CBL & Associates Properties +++ (A)                    46,500             144
   Charles Schwab (A)                                    840,360          10,681
   Chubb (A)                                             134,611           5,255
   Citigroup (A)                                       3,001,598           4,502
   CNA Financial (A)                                      10,600              84
   Comerica                                               13,500             203
   Delphi Financial Group, Cl A (A )                      21,700             235
   Discover Financial Services                            81,900             470
   Equity Residential +++                                 47,900             843
   Erie Indemnity, Cl A (A)                                8,204             246
   Fifth Third Bancorp                                    69,100             146
   First Horizon National                                110,735           1,016
   First Midwest Bancorp (A)                              68,000             511
   Franklin Resources                                     34,909           1,599
   Goldman Sachs Group (A)                               234,402          21,349
   Hartford Financial Services Group                     229,664           1,401
   HCC Insurance Holdings                                  2,634              58
   HCP +++                                               108,300           1,978
   Health Care REIT +++                                   18,300             563
   Host Hotels & Resorts +++                             611,400           2,262
   Hudson City Bancorp                                   136,200           1,412
   Huntington Bancshares                                 164,400             240
   Janus Capital Group (A)                                66,570             294
   JPMorgan Chase                                      2,266,720          51,795
   Keycorp                                                82,300             577
   Leucadia National                                     129,400           1,893
   Lincoln National                                       53,100             456
   Loews                                                 327,557           6,502
   M&T Bank (A)                                           10,500             384
   Marsh & McLennan                                      314,500           5,639
   MBIA * (A)                                            142,200             390
   MetLife                                               412,893           7,622
   Moody's                                                97,700           1,754
   Morgan Stanley (A)                                    450,216           8,797
   NASDAQ OMX Group *                                     10,942             229
   Northern Trust                                        147,105           8,172
   Pennsylvania Real Estate Investment
      Trust +++ (A)                                       17,400              53
   People's United Financial                              32,000             557
   Plum Creek Timber +++ (A)                              90,360           2,370
   PNC Financial Services Group (A)                      196,100           5,361
   Principal Financial Group                              62,900             503


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Progressive                                           124,100   $       1,436
   ProLogis +++                                          201,200           1,165
   Protective Life                                        38,900             147
   Prudential Financial                                  317,300           5,207
   Public Storage +++ (A)                                142,784           7,922
   Rayonier +++ (A)                                      195,253           5,194
   Regions Financial (A)                                 210,900             721
   Simon Property Group +++                               11,281             373
   SL Green Realty +++                                    17,700             206
   SLM *                                                 268,300           1,234
   StanCorp Financial Group                               33,800             608
   State Street (A)                                      387,041           9,781
   SunTrust Banks                                         30,100             362
   Susquehanna Bancshares                                 19,500             171
   T. Rowe Price Group                                    39,728             903
   TFS Financial (A)                                     224,214           2,619
   Torchmark                                               9,200             189
   Travelers                                             452,767          16,367
   Unum Group                                            281,600           2,867
   US Bancorp (A)                                      1,805,186          25,832
   Vornado Realty Trust +++                               21,600             707
   Weingarten Realty Investors +++                        25,500             288
   Wells Fargo (A)                                     2,852,426          34,514
   World Acceptance *                                     10,300             151
   XL Capital, Cl A                                       72,100             239
   Zions Bancorporation                                   35,100             329
                                                                   -------------
                                                                         363,835
                                                                   -------------
HEALTH CARE -- 11.9%
   Abbott Laboratories (A)                               722,050          34,182
   Aetna                                                 205,942           4,916
   Allergan                                               54,700           2,119
   American Medical Systems Holdings * (A)                92,400             956
   AmerisourceBergen (A)                                 392,367          12,462
   Amgen *                                               777,365          38,037
   Baxter International                                  256,000          13,033
   Becton Dickinson                                      321,614          19,905
   Biogen Idec * (A)                                     208,100           9,581
   Boston Scientific *                                   226,200           1,588
   Bristol-Myers Squibb                                  953,118          17,547
   C.R. Bard                                              35,000           2,809
   Cardinal Health (A)                                   438,825          14,240
   Celgene *                                             164,100           7,340
   Cephalon * (A)                                         50,600           3,319
   Cigna                                                 123,400           1,945
   Computer Programs & Systems                             5,600             150
   Coventry Health Care * (A)                            259,500           2,989
   Covidien                                              278,242           8,812
   DaVita *                                               36,900           1,731
   Eli Lilly                                             525,972          15,453
   Emergent Biosolutions * (A)                            86,300           1,666
   Express Scripts * (A)                                 203,300          10,226
   Forest Laboratories * (A)                             143,000           3,066
   Genentech *                                           146,118          12,500
   Gen-Probe *                                            32,400           1,314
   Gentiva Health Services *                              15,100             262
   Genzyme *                                              15,700             957
   Gilead Sciences * (A)                                 636,081          28,496
   Health Management Associates, Cl A * (A)               71,805             154
   Hospira *                                             133,700           3,102

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Humana * (A)                                          407,401   $       9,643
   Immucor *                                              15,000             337
   IMS Health                                            110,400           1,382
   Invacare                                               40,100             643
   Johnson & Johnson                                   1,698,442          84,922
   Kindred Healthcare *                                    9,800             141
   King Pharmaceuticals * (A)                            672,900           4,939
   Laboratory Corp of America Holdings *                  19,800           1,089
   Life Technologies *                                    32,426             945
   Martek Biosciences (A)                                 45,200             847
   McKesson                                              319,053          13,088
   Medco Health Solutions *                              343,723          13,948
   Medtronic (A)                                         587,949          17,397
   Merck (A)                                           1,544,060          37,366
   Millipore *                                             6,200             342
   Mylan Laboratories *                                   46,700             580
   PerkinElmer                                           181,300           2,335
   Pfizer (A)                                          4,127,226          50,806
   Quest Diagnostics                                     150,300           6,888
   Resmed *                                               10,600             391
   Schering-Plough                                       533,100           9,271
   Sepracor *                                             14,786             222
   St. Jude Medical *                                     58,900           1,953
   Stryker (A)                                           312,441          10,520
   Thermo Fisher Scientific *                             67,900           2,462
   UnitedHealth Group                                    107,100           2,105
   Varian Medical Systems *                               54,100           1,651
   Viropharma * (A)                                       75,800             315
   Vnus Medical Technologies *                             8,300             158
   Warner Chilcott, Cl A * (A)                            43,900             476
   Waters *                                                6,000             211
   Watson Pharmaceuticals *                               68,300           1,931
   WellPoint *                                           179,396           6,085
   Wyeth                                                 622,194          25,398
   Zimmer Holdings *                                      35,200           1,233
                                                                   -------------
                                                                         586,877
                                                                   -------------
INDUSTRIALS -- 8.5%
   3M                                                    190,544           8,662
   AGCO * (A)                                            380,955           6,530
   Allegiant Travel * (A)                                 66,500           2,282
   American Science & Engineering                          4,400             267
   Avery Dennison                                         16,800             338
   Beacon Roofing Supply *                                21,700             238
   Boeing (A)                                            506,118          15,912
   Bucyrus International, Cl A                           103,600           1,287
   Burlington Northern Santa Fe (A)                      286,900          16,861
   C.H. Robinson Worldwide (A)                           238,952           9,888
   Caterpillar                                           215,128           5,294
   Cooper Industries, Cl A                                13,400             283
   CSX                                                   387,333           9,560
   Cummins                                               152,640           3,175
   Danaher                                                15,100             766
   Deere                                                  33,600             924
   Deluxe                                                 11,100              86
   Dover                                                 218,400           5,447
   Dun & Bradstreet                                       40,600           3,003
   Emerson Electric                                      456,630          12,215
   EnPro Industries * (A)                                 21,400             352
   Equifax                                                28,500             613
   Fastenal                                               87,400           2,633


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   FedEx                                                 201,938   $       8,726
   First Solar * (A)                                       7,957             841
   Flowserve                                             153,686           7,756
   Fluor (A)                                             394,279          13,110
   General Dynamics                                      679,092          29,758
   General Electric                                    7,271,078          61,877
   Harsco                                                222,240           4,591
   Honeywell International                               242,653           6,510
   Illinois Tool Works                                    19,200             534
   Iron Mountain *                                        16,500             307
   ITT                                                   164,900           6,159
   Jacobs Engineering Group * (A)                        273,345           9,223
   John Bean Technologies                                 67,522             654
   KBR                                                   435,668           5,489
   Lockheed Martin                                       406,749          25,670
   NCI Building Systems * (A)                             12,200              62
   Norfolk Southern (A)                                  478,100          15,165
   Northrop Grumman                                      142,876           5,338
   Paccar                                                112,869           2,830
   Pacer International (A)                                59,800             175
   Pall                                                   99,693           2,370
   Parker Hannifin                                        15,300             511
   Pitney Bowes                                           39,000             752
   Precision Castparts                                    82,489           4,572
   Raytheon                                              252,300          10,085
   Republic Services, Cl A                               134,143           2,669
   Robert Half International                              81,600           1,254
   Ryder System                                          168,600           3,854
   Southwest Airlines (A)                              1,471,743           8,669
   Stericycle *                                           47,600           2,284
   Thomas & Betts *                                       54,200           1,242
   Timken                                                306,843           3,737
   Titan International                                   158,400             871
   Trinity Industries (A)                                 58,800             434
   Tyco International                                    558,172          11,191
   Union Pacific                                         332,200          12,464
   United Parcel Service, Cl B (A)                       212,650           8,757
   United Rentals * (A)                                   41,300             167
   United Technologies                                   453,644          18,522
   Waste Management                                      158,700           4,285
   WESCO International * (A)                              93,100           1,545
   WW Grainger                                            86,400           5,716
                                                                   -------------
                                                                         417,342
                                                                   -------------
INFORMATION TECHNOLOGY -- 14.5%
   Accenture, Cl A                                       549,886          16,051
   Adobe Systems * (A)                                   410,213           6,851
   Affiliated Computer Services, Cl A *                  102,200           4,766
   Agilent Technologies *                                400,895           5,560
   Akamai Technologies *                                   6,700             121
   Altera                                                359,200           5,506
   Analog Devices                                        277,000           5,163
   Apple * (A)                                           396,492          35,411
   Applied Materials                                      30,400             280
   Arris Group *                                          95,200             583
   Automatic Data Processing                             168,853           5,766
   Avnet *                                               310,483           5,362
   Avocent *                                              51,600             618
   BMC Software *                                         31,500             933
   Broadcom, Cl A *                                      187,700           3,088
   Cisco Systems * (A)                                 4,535,247          66,078

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Cognizant Technology Solutions, Cl A *                 24,900   $         458
   Computer Sciences *                                   281,158           9,767
   Compuware *                                           305,100           1,803
   Comtech Telecommunications *                           12,500             472
   Convergys * (A)                                       183,700           1,185
   Corning (A)                                         1,137,202          11,997
   Daktronics (A)                                         59,900             411
   Dell *                                              2,498,163          21,309
   DST Systems *                                          10,100             297
   Earthlink *                                           202,500           1,276
   eBay * (A)                                          1,297,273          14,101
   EMC * (A)                                             851,061           8,936
   F5 Networks *                                          58,900           1,178
   Factset Research Systems (A)                           21,400             825
   Fidelity National Information Services                 35,500             621
   Fiserv *                                                4,800             157
   Flir Systems *                                         26,200             535
   Google, Cl A * (A)                                     93,878          31,730
   Harris                                                 65,600           2,446
   Hewlett-Packard (A)                                 2,001,255          58,096
   Intel (A)                                           3,376,848          43,021
   InterDigital * (A)                                     85,400           2,509
   International Business Machines                       892,358          82,124
   Intuit *                                               52,800           1,203
   Jabil Circuit                                         287,900           1,192
   Juniper Networks *                                     19,900             283
   Lender Processing Services                             96,245           2,521
   Lexmark International, Cl A *                         159,800           2,739
   Linear Technology (A)                                 316,600           6,902
   LSI * (A)                                             122,600             356
   Mastercard, Cl A                                       47,100           7,443
   McAfee *                                              307,300           8,589
   MEMC Electronic Materials *                           370,331           5,559
   Microchip Technology                                  174,900           3,283
   Microsoft                                           5,162,875          83,380
   Molex (A)                                             189,856           2,159
   Motorola                                            1,159,341           4,081
   National Semiconductor                                238,100           2,595
   NetApp *                                               74,100             996
   Nvidia *                                               46,450             385
   Oracle *                                            1,404,215          21,822
   Paychex                                                93,900           2,072
   QLogic *                                               84,100             775
   Qualcomm                                              570,711          19,079
   SanDisk *                                              89,500             798
   Silicon Laboratories * (A)                            134,200           2,939
   Sohu.com * (A)                                         36,380           1,797
   Symantec * (A)                                        885,700          12,249
   Synaptics * (A)                                       121,900           2,529
   Synopsys *                                             86,559           1,613
   Texas Instruments (A)                               1,046,911          15,023
   Tyco Electronics (A)                                  642,995           6,095
   Valueclick * (A)                                       73,800             463
   VeriSign *                                              9,400             182
   Visa, Cl A (A)                                        284,163          16,115
   Volterra Semiconductor *                               52,500             425
   Western Union                                         822,656           9,181
   Xerox (A)                                             679,500           3,520
   Xilinx                                                322,000           5,693


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Yahoo! *                                               45,900   $         607
                                                                   -------------
                                                                         714,034
                                                                   -------------
MATERIALS -- 2.2%
   Air Products & Chemicals                               16,800             777
   AK Steel Holding                                       89,400             552
   Alcoa                                                  71,000             442
   Allegheny Technologies                                 15,800             311
   Ashland (A)                                           677,182           4,002
   Ball                                                   79,500           3,203
   Bemis                                                  39,200             728
   CF Industries Holdings                                  5,100             328
   Cliffs Natural Resources                               97,600           1,506
   Compass Minerals International (A)                     34,300           1,791
   Crown Holdings *                                       23,900             504
   Dow Chemical (A)                                      510,500           3,655
   E.I. Du Pont de Nemours                               910,654          17,084
   Eagle Materials                                        42,500             810
   Eastman Chemical                                        5,000             103
   Ecolab (A)                                            116,327           3,697
   Freeport-McMoRan Copper & Gold, Cl B                   90,233           2,745
   International Flavors & Fragrances                      3,600              95
   MeadWestvaco                                           91,600             855
   Monsanto                                              223,320          17,033
   Mosaic                                                136,446           5,874
   Nalco Holding (A)                                     186,200           2,117
   Newmont Mining (A)                                    352,478          14,674
   Nucor                                                  40,500           1,363
   Owens-Illinois *                                      107,400           1,656
   Pactiv *                                               51,800             820
   PPG Industries                                        100,100           3,109
   Praxair                                                48,900           2,775
   Rockwood Holdings * (A)                                65,900             388
   Rohm & Haas                                            11,100             578
   Sealed Air                                            150,100           1,675
   Sigma-Aldrich                                          68,500           2,445
   Terra Industries (A)                                  218,401           5,633
   Titanium Metals (A)                                   148,000             864
   United States Steel                                   128,500           2,528
   Vulcan Materials                                       58,000           2,402
                                                                   -------------
                                                                         109,122
                                                                   -------------
TELECOMMUNICATION SERVICES -- 3.6%
   American Tower, Cl A *                                 14,400             419
   AT&T                                                3,886,633          92,385
   CenturyTel (A)                                        164,100           4,321
   Embarq                                                117,200           4,099
   Frontier Communications                               591,800           4,261
   NII Holdings *                                        120,414           1,543
   NTELOS Holdings                                        24,900             477
   Sprint Nextel *                                       316,500           1,041
   Telephone & Data Systems                               17,182             507
   US Cellular *                                          64,844           2,231
   Verizon Communications (A)                          2,093,076          59,715
   Windstream (A)                                        641,113           4,783
                                                                   -------------
                                                                         175,782
                                                                   -------------

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
UTILITIES -- 3.2%
   AES * (A)                                             748,911   $       4,718
   Allegheny Energy                                        6,800             161
   Alliant Energy                                         25,714             595
   Ameren                                                 99,500           2,366
   American Electric Power (A)                           156,200           4,381
   American Water Works                                   11,200             208
   Calpine * (A)                                         861,994           4,853
   Centerpoint Energy                                    167,969           1,733
   CMS Energy (A)                                        223,100           2,467
   Consolidated Edison                                    10,500             380
   Constellation Energy Group                             25,200             498
   Dominion Resources                                    208,800           6,301
   DTE Energy (A)                                        102,800           2,752
   Duke Energy (A)                                        72,900             982
   Dynegy, Cl A * (A)                                    192,269             250
   Edison International                                  327,102           8,904
   Entergy                                               139,200           9,381
   Equities CORP                                           6,700             206
   Exelon (A)                                            389,125          18,374
   FirstEnergy                                           254,545          10,833
   FPL Group                                              70,500           3,196
   Integrys Energy Group                                  74,500           1,792
   Mirant *                                              194,203           2,375
   Nicor (A)                                             187,598           5,887
   NiSource                                              370,600           3,243
   Oneok                                                  99,500           2,223
   Pepco Holdings                                        132,000           1,980
   PG&E (A)                                              327,967          12,535
   Pinnacle West Capital                                  46,500           1,221
   Portland General Electric                               9,300             153
   PPL (A)                                               290,800           8,110
   Progress Energy                                        10,500             372
   Public Service Enterprise Group (A)                   271,300           7,404
   Questar                                                46,800           1,349
   Reliant Energy *                                      864,934           2,993
   SCANA                                                  12,600             380
   Sempra Energy                                         139,977           5,819
   Southern                                              111,700           3,386
   TECO Energy                                           312,800           3,000
   UGI                                                   151,543           3,635
   Wisconsin Energy                                        9,800             390
   Xcel Energy                                           175,772           3,118
                                                                   -------------
                                                                         154,904
                                                                   -------------
   Total Common Stock
      (Cost $5,183,111) ($ Thousands)                                  3,873,686
                                                                   -------------
   U.S. TREASURY OBLIGATIONS -- 3.1%
      U.S. Treasury Bill
              0.105%, 06/11/09 (B)(C)                    145,600         145,483
              0.674%, 10/22/09 (B)(C)                      6,645           6,619
                                                                   -------------
   Total U.S. Treasury Obligations
      (Cost $152,124) ($ Thousands)                                      152,102
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
CASH EQUIVALENTS -- 4.2%
   First Union Cash Management
      Program, 0.080%**                                6,706,385   $       6,706
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.350%**+                                      197,276,800         197,277
                                                                   -------------
Total Cash Equivalents
   (Cost $203,983) ($ Thousands)                                         203,983
                                                                   -------------
AFFILIATED PARTNERSHIPS -- 25.8%
   SEI LIBOR Plus Portfolio, **+                   1,098,275,040         642,491
   SEI Liquidity Fund, L.P.,
      1.060%,**(D)+                                  640,530,536         630,597
                                                                   -------------
Total Affiliated Partnerships
   (Cost $1,738,806) ($ Thousands)                                     1,273,088
                                                                   -------------
Total Investments -- 112.0%
   (cost $7,278,024)($ Thousands)@                                 $   5,502,859
                                                                   =============

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                                                          Unrealized
                             Number of                   Appreciation
Type of                      Contracts     Expiration   (Depreciation)
Contract                    Long (Short)      Date      ($ Thousands)
--------                    ------------   ----------   --------------
3-Month Euro EURIBOR             204        Mar-2009      $     203
90-Day Euro$                      (3)       Jun-2009              1
90-Day Sterling                  (53)       Jun-2009             (5)
Amsterdam Index                   (5)       Mar-2009             27
Australian 10-Year Bond          125        Mar-2009           (119)
CAC40 Index                      (18)       Mar-2009             22
Canadian 10-Year Bond            (61)       Jun-2009             12
Dax Index                         (5)       Mar-2009             40
Euro-Bobl                         (1)       Mar-2009             --
Euro-Bund                         61        Mar-2009             (1)
FTSE 100 Index                    (1)       Mar-2009              6
Japanese 10-Year Bond            (17)       Mar-2009            (14)
Long Gilt 10-Year Bond           241        Jun-2009            (79)
S&P 500 Index E-MINI             937        Mar-2009         (7,204)
S&P 500 Index E-MINI             (24)       Mar-2009             90
S&P Composite Index              138        Mar-2009         (4,642)
S&P Composite Index            5,417        Mar-2009       (164,643)
S&P TSE 60 Index                  (6)       Mar-2009            (24)
S&P/MIB Index                     (5)       Mar-2009            103
SPI 200 Index                    (18)       Mar-2009             77
Topix Index                       (7)       Mar-2009             63
U.S. 10-Year TreasuryNote         97        Jun-2009             32
U.S. 5-Year Treasury Note         (2)       Jun-2009             (1)
U.S. Long Treasury Bond           (2)       Jun-2009              2
                                                          ---------
                                                          $(176,054)
                                                          =========


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund
February 28, 2009

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2009, is as follows:

                                                  Unrealized
                 Currency to     Currency to     Appreciation
                   Deliver         Receive      (Depreciation)
Maturity Date    (Thousands)     (Thousands)     ($ Thousands)
-------------   -------------   -------------   --------------
3/18/09         AUD       800   USD       560        $  49
3/18/09         CAD     5,700   USD     4,646          153
3/18/09         CHF       625   USD       552           16
3/18/09         EUR     2,375   USD     3,042           26
3/18/09         GBP     2,813   USD     4,104           96
3/18/09         JPY   250,000   USD     2,747          191
3/18/09         NZD     1,800   USD       951           51
3/18/09         SEK     6,000   USD       755           88
3/18/09         USD     1,185   AUD     1,800          (37)
3/18/09         USD       651   CAD       800          (20)
3/18/09         USD     1,303   EUR     1,000          (33)
3/18/09         USD     1,562   GBP     1,063          (48)
3/18/09         USD     2,332   JPY   212,500         (160)
3/18/09         USD       590   NOK     4,000          (23)
                                                     -----
                                                     $ 349
                                                     =====

     Percentages are based on a Net Assets of $4,912,521 ($ Thousands)

@ At February 28, 2009, the tax basis cost of the Fund's investments was $7,278,024 ($ Thousands), and the unrealized appreciation and depreciation were $76,818 ($ Thousands) and $(1,851,983)($ Thousands) respectively.

+    Investment in Affiliated Security.

+++  Real Estate Investment Trust

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of February 28, 2009.

(A) This security or a partial position of this security is on loan at February 28, 2009. The total value of securities on loan at February 28, 2009 was $604,904 ($ Thousands).

(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2009 was $630,597 ($ Thousands).

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
L.P. -- Limited Partnership
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
REIT -- Real Estate Investment Trust
SEK -- Swedish Krona
USD -- U.S. Dollar

Amounts designated as "--" are either $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 97.7%

CONSUMER DISCRETIONARY -- 8.9%
   Abercrombie & Fitch, Cl A (A)                           3,602   $          79
   Advance Auto Parts                                      3,808             146
   Amazon.com * (A)                                       12,389             803
   American Eagle Outfitters                               7,171              70
   AnnTaylor Stores *                                      1,847              12
   Apollo Group, Cl A * (A)                                5,164             374
   Ascent Media, Cl A * (A)                                  362               9
   Autoliv                                                 3,018              45
   AutoNation *                                            4,132              41
   Autozone *                                              1,507             214
   Barnes & Noble (A)                                      1,238              22
   Bed Bath & Beyond * (A)                                10,015             213
   Best Buy (A)                                           13,447             388
   Big Lots * (A)                                          3,500              54
   Black & Decker (A)                                      2,468              59
   BorgWarner                                              4,682              81
   Boyd Gaming (A)                                         1,651               7
   Brinker International                                   4,483              49
   Brink's Home Security Holdings *                        1,300              27
   Burger King Holdings                                    3,500              75
   Cablevision Systems, Cl A                               8,742             114
   Career Education *                                      3,759              93
   Carmax * (A)                                            9,560              90
   Carnival                                               17,600             344
   CBS, Cl B                                              23,169              99
   Centex (A)                                              5,156              32
   Central European Media Enterprises, Cl A *              1,000               6
   Chipotle Mexican Grill, Cl A * (A)                      1,400              76
   Choice Hotels International                             1,484              37
   Clear Channel Outdoor Holdings, Cl A *                    700               2
   Coach * (A)                                            13,167             184
   Comcast, Cl A (A)                                     111,025           1,450
   CTC Media *                                             1,100               4
   Darden Restaurants                                      5,622             153
   DeVry                                                   2,400             125
   Dick's Sporting Goods *                                 2,958              37
   DIRECTV Group *                                        21,258             424
   Discovery Communications, Cl C *                       11,021             162
   DISH Network, Cl A *                                    8,362              94
   Dollar Tree *                                           3,553             138
   DR Horton (A)                                          12,868             109
   DreamWorks Animation SKG, Cl A *                        3,434              66
   Eastman Kodak (A)                                      11,567              37
   EW Scripps, Cl A (A)                                      757               1
   Expedia *                                               8,934              71
   Family Dollar Stores (A)                                5,462             150
   Foot Locker                                             6,869              57
   Ford Motor * (A)                                       90,884             182
   Fortune Brands                                          5,920             141
   GameStop, Cl A *                                        6,400             172
   Gannett (A)                                             9,359              30
   Gap                                                    18,759             202
   Garmin (A)                                              5,200              89
   General Motors (A)                                     19,781              44
   Gentex                                                  6,132              49
   Genuine Parts                                           6,671             188

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Goodyear Tire & Rubber * (A)                           10,352   $          46
   Guess?                                                  2,800              45
   H&R Block                                              12,525             239
   Hanesbrands *                                           4,143              29
   Harley-Davidson (A)                                     9,303              94
   Harman International Industries                         2,768              29
   Hasbro (A)                                              4,867             112
   Hearst-Argyle Television, Cl A                            863               1
   Hillenbrand                                             2,824              47
   Home Depot (A)                                         67,015           1,400
   HSN *                                                     932               4
   International Game Technology                          12,243             108
   International Speedway, Cl A                            1,512              29
   Interpublic Group * (A)                                20,475              78
   Interval Leisure Group *                                  932               4
   ITT Educational Services * (A)                          1,521             173
   J.C. Penney                                             8,651             133
   Jarden *                                                2,000              20
   John Wiley & Sons, Cl A                                 1,842              58
   Johnson Controls                                       23,745             270
   Jones Apparel Group (A)                                 2,953               8
   KB Home (A)                                             3,380              30
   Kohl's * (A)                                           12,419             436
   Lamar Advertising, Cl A * (A)                           3,540              25
   Las Vegas Sands * (A)                                   7,293              17
   Leggett & Platt (A)                                     6,319              72
   Lennar, Cl A                                            5,830              39
   Liberty Global, Cl A * (A)                             11,071             136
   Liberty Media - Capital, Ser A *                        3,492              18
   Liberty Media - Entertainment, Cl A *                  20,968             363
   Liberty Media - Interactive, Cl A * (A)                24,947              81
   Limited Brands (A)                                     11,457              88
   Liz Claiborne                                           2,661               7
   LKQ *                                                   5,800              78
   Lowe's (A)                                             58,010             919
   Macy's                                                 16,730             132
   Marriott International, Cl A (A)                       11,450             162
   Mattel (A)                                             14,042             166
   McDonald's                                             45,180           2,361
   McGraw-Hill                                            13,139             259
   MDC Holdings (A)                                        1,516              38
   Meredith (A)                                            1,358              17
   MGM Mirage * (A)                                        5,439              19
   Mohawk Industries * (A)                                 2,266              51
   Morningstar * (A)                                         500              14
   New York Times, Cl A (A)                                4,824              20
   Newell Rubbermaid                                      10,965              62
   News, Cl A (A)                                         92,985             517
   Nike, Cl B                                             14,248             592
   Nordstrom (A)                                           7,412             100
   NVR * (A)                                                 224              75
   Office Depot * (A)                                     13,189              14
   OfficeMax                                               1,974               8
   Omnicom Group (A)                                      12,944             311
   O'Reilly Automotive *                                   5,340             178
   Orient-Express Hotels, Cl A                             1,000               4
   Panera Bread, Cl A * (A)                                1,162              51
   Penn National Gaming *                                  3,089              59
   Penske Auto Group (A)                                   1,200               7
   PetSmart                                                5,273             106


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Phillips-Van Heusen                                     2,300   $          38
   Polo Ralph Lauren, Cl A (A)                             2,280              79
   priceline.com * (A)                                     1,500             127
   Pulte Homes                                             8,618              79
   RadioShack (A)                                          5,571              41
   Regal Entertainment Group, Cl A                         3,988              41
   Ross Stores                                             5,271             156
   Royal Caribbean Cruises                                 5,900              35
   Saks * (A)                                              3,306               8
   Scientific Games, Cl A * (A)                            2,366              25
   Scripps Networks Interactive, Cl A (A)                  3,772              75
   Sears Holdings * (A)                                    2,028              74
   Service International                                   8,794              30
   Sherwin-Williams                                        4,137             190
   Signet Jewelers                                         2,600              19
   Sirius XM Radio * (A)                                  80,402              13
   Snap-On                                                 2,391              57
   Stanley Works                                           3,109              83
   Staples                                                27,864             444
   Starbucks * (A)                                        29,706             272
   Starwood Hotels & Resorts Worldwide                     7,384              85
   Strayer Education (A)                                     600             102
   Target                                                 31,585             894
   Thor Industries                                         1,000              11
   Ticketmaster Entertainment *                              932               5
   Tiffany (A)                                             5,025              96
   Tim Hortons (A)                                         7,186             170
   Time Warner                                           141,837           1,082
   Time Warner Cable, Cl A * (A)                           6,200             113
   TJX (A)                                                17,154             382
   Toll Brothers *                                         5,251              83
   TRW Automotive Holdings *                                 993               2
   Urban Outfitters * (A)                                  4,920              82
   VF                                                      3,417             177
   Viacom, Cl B *                                         22,569             347
   Virgin Media (A)                                        9,820              47
   WABCO Holdings                                          2,224              23
   Walt Disney (A)                                        75,484           1,266
   Warner Music Group                                        662               1
   Washington Post, Cl B                                     257              93
   Weight Watchers International                           1,662              30
   Whirlpool (A)                                           2,987              66
   Williams-Sonoma (A)                                     3,362              29
   Wyndham Worldwide                                       5,868              22
   Wynn Resorts * (A)                                      2,296              48
   Yum! Brands                                            18,748             493
                                                                   -------------
                                                                          26,214
                                                                   -------------
CONSUMER STAPLES -- 12.2%
   Alberto-Culver, Cl B                                    3,687              82
   Altria Group                                           83,068           1,283
   Archer-Daniels-Midland                                 25,279             674
   Avon Products                                          17,106             301
   Bare Escentuals *                                       2,500               8
   BJ's Wholesale Club * (A)                               2,472              74
   Brown-Forman, Cl B                                      4,018             173
   Bunge (A)                                               4,700             220
   Campbell Soup                                           8,378             224
   Central European Distribution *                         1,300               9
   Church & Dwight                                         2,632             129

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Clorox (A)                                              5,603   $         272
   Coca-Cola (A)                                          93,020           3,800
   Coca-Cola Enterprises                                  12,715             146
   Colgate-Palmolive                                      20,275           1,220
   ConAgra Foods                                          18,386             277
   Constellation Brands, Cl A *                            7,431              97
   Corn Products International                             3,000              61
   Costco Wholesale                                       17,281             732
   CVS/Caremark (A)                                       56,652           1,458
   Dean Foods *                                            5,587             114
   Del Monte Foods                                         8,458              61
   Dr Pepper Snapple Group *                               9,900             139
   Energizer Holdings *                                    2,341              99
   Estee Lauder, Cl A                                      3,954              89
   General Mills                                          13,396             703
   Hansen Natural *                                        2,900              97
   Herbalife                                               2,900              39
   Hershey                                                 5,998             202
   HJ Heinz (A)                                           12,537             410
   Hormel Foods                                            3,039              97
   JM Smucker                                              4,611             171
   Kellogg                                                 9,903             385
   Kimberly-Clark                                         16,418             773
   Kraft Foods, Cl A (A)                                  58,215           1,326
   Kroger                                                 25,973             537
   Lorillard                                               7,050             412
   McCormick (A)                                           4,393             138
   Molson Coors Brewing, Cl B                              4,462             157
   NBTY *                                                  1,800              27
   Pepsi Bottling Group                                    5,582             103
   PepsiAmericas                                           2,594              43
   PepsiCo                                                63,237           3,044
   Philip Morris International                            83,868           2,807
   Procter & Gamble                                      120,674           5,813
   Reynolds American                                       6,610             222
   Rite Aid *                                             19,101               5
   Safeway                                                17,620             326
   Sara Lee                                               27,251             210
   Smithfield Foods * (A)                                  3,975              31
   Supervalu (A)                                           8,589             134
   Sysco                                                  23,848             513
   Tyson Foods, Cl A                                      11,965             101
   Walgreen                                               39,625             945
   Wal-Mart Stores (A)                                    89,779           4,421
   Whole Foods Market (A)                                  5,952              72
                                                                   -------------
                                                                          36,006
                                                                   -------------
ENERGY -- 12.7%
   Alpha Natural Resources *                               3,000              55
   Anadarko Petroleum                                     18,440             644
   Apache                                                 13,159             778
   Arch Coal                                               5,912              82
   Atwood Oceanics *                                       1,900              29
   Baker Hughes                                           12,301             361
   BJ Services (A)                                        11,588             112
   Cabot Oil & Gas                                         4,100              83
   Cameron International *                                 8,444             163
   Chesapeake Energy                                      23,066             361
   Chevron                                                82,802           5,027
   Cimarex Energy                                          3,400              67
   CNX Gas *                                                 800              17
   ConocoPhillips                                         61,376           2,292


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Consol Energy                                           7,044   $         192
   Continental Resources * (A)                             1,000              16
   Denbury Resources *                                     9,848             127
   Devon Energy                                           17,713             773
   Diamond Offshore Drilling (A)                           2,709             170
   Dresser-Rand Group *                                    3,734              78
   El Paso                                                27,203             184
   Encore Acquisition *                                    1,800              36
   ENSCO International                                     5,623             138
   EOG Resources                                           9,745             488
   Exterran Holdings * (A)                                 2,900              53
   Exxon Mobil                                           199,012          13,513
   FMC Technologies *                                      5,060             134
   Forest Oil *                                            4,114              58
   Foundation Coal Holdings                                1,300              21
   Frontier Oil                                            3,500              48
   Frontline (A)                                           2,200              45
   Global Industries * (A)                                 2,500               8
   Halliburton                                            34,297             559
   Helix Energy Solutions Group *                          2,400               7
   Helmerich & Payne                                       4,250             101
   Hercules Offshore * (A)                                 2,000               3
   Hess                                                   11,112             608
   Holly                                                   2,000              47
   IHS, Cl A *                                             1,900              77
   Key Energy Services * (A)                               4,300              11
   Marathon Oil                                           28,376             660
   Mariner Energy *                                        3,100              29
   Massey Energy                                           3,761              43
   Murphy Oil                                              7,654             320
   Nabors Industries *                                    11,000             107
   National Oilwell Varco *                               16,580             443
   Newfield Exploration *                                  5,199             100
   Noble (A)                                              10,300             253
   Noble Energy                                            6,962             317
   Occidental Petroleum (A)                               32,654           1,694
   Oceaneering International *                             2,400              76
   Oil States International * (A)                          1,700              23
   Overseas Shipholding Group                                727              19
   Patriot Coal *                                          2,234               8
   Patterson-UTI Energy                                    6,332              54
   Peabody Energy                                         10,474             248
   PetroHawk Energy *                                      9,800             167
   Pioneer Natural Resources                               4,744              69
   Plains Exploration & Production *                       4,291              82
   Pride International *                                   6,729             116
   Quicksilver Resources * (A)                             5,102              31
   Range Resources                                         5,939             211
   Rowan                                                   4,886              59
   SandRidge Energy *                                      3,500              24
   Schlumberger                                           47,900           1,823
   SEACOR Holdings *                                         900              54
   Smith International                                     8,331             179
   Southern Union                                          3,768              51
   Southwestern Energy *                                  13,576             391
   Spectra Energy                                         25,409             330
   St. Mary Land & Exploration (A)                         2,700              37
   Sunoco (A)                                              4,556             152
   Superior Energy Services *                              3,500              46
   Teekay                                                  2,100              33
   Tesoro                                                  5,946              88
   Tetra Technologies *                                    2,000               6

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Tidewater                                               2,170   $          77
   Unit * (A)                                              1,527              33
   Valero Energy                                          21,136             410
   W&T Offshore                                              900               7
   Walter Industries                                       2,500              45
   Whiting Petroleum *                                     1,900              44
   Williams (A)                                           23,646             267
   XTO Energy                                             21,988             696
                                                                   -------------
                                                                          37,488
                                                                   -------------
FINANCIALS -- 10.2%
   Affiliated Managers Group *                             1,733              62
   Aflac                                                  18,756             314
   Alexandria Real Estate Equities +++ (A)                 1,400              56
   Alleghany *                                               234              61
   Allied Capital                                          5,864               6
   Allied World Assurance Holdings                         2,000              77
   Allstate                                               21,625             364
   AMB Property +++ (A)                                    4,044              48
   American Capital (A)                                    6,121               8
   American Express                                       39,534             477
   American Financial Group                                3,314              52
   American International Group (A)                       90,476              38
   American National Insurance                               722              30
   AmeriCredit * (A)                                       5,672              22
   Ameriprise Financial                                    8,700             139
   Annaly Capital Management +++                          21,811             303
   AON                                                    11,050             423
   Apartment Investment & Management, Cl A +++             4,399              23
   Arch Capital Group *                                    1,800              97
   Arthur J Gallagher                                      3,704              59
   Associated Banc (A)                                     5,184              75
   Assurant                                                4,693              96
   Astoria Financial                                       3,514              25
   AvalonBay Communities +++ (A)                           3,141             133
   Axis Capital Holdings                                   5,800             130
   Bancorpsouth (A)                                        3,600              67
   Bank of America (A)                                   250,318             989
   Bank of Hawaii                                          1,982              63
   Bank of New York Mellon (A)                            45,709           1,013
   BB&T (A)                                               21,506             347
   BlackRock, Cl A                                           685              66
   BOK Financial                                             775              23
   Boston Properties +++ (A)                               4,584             170
   Brandywine Realty Trust +++                             2,500              12
   BRE Properties +++ (A)                                  2,020              38
   Brown & Brown                                           4,724              80
   Camden Property Trust +++ (A)                           2,247              42
   Capital One Financial (A )                             14,925             180
   CapitalSource                                           5,982              11
   Capitol Federal Financial (A)                           1,027              38
   CB Richard Ellis Group, Cl A *                         10,017              29
   CBL & Associates Properties +++ (A)                     1,906               6
   Charles Schwab                                         36,785             468
   Chubb                                                  14,718             575
   Cincinnati Financial (A)                                5,686             117
   CIT Group                                              18,324              45
   Citigroup                                             215,845             324
   City National                                           1,738              56
   CME Group, Cl A                                         2,674             488


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   CNA Financial                                             700   $           6
   Comerica                                                5,953              89
   Commerce Bancshares                                     2,494              87
   Conseco *                                               5,277               6
   Cullen/Frost Bankers                                    2,368             102
   Developers Diversified Realty +++ (A)                   3,953              12
   Digital Realty Trust +++                                2,900              87
   Discover Financial Services                            18,589             106
   Douglas Emmett +++ (A)                                  5,400              41
   Duke Realty +++                                         6,309              43
   E*Trade Financial * (A)                                11,438               9
   Eaton Vance (A)                                         4,210              73
   Endurance Specialty Holdings (A)                        2,200              49
   Equity Residential +++                                 10,987             193
   Erie Indemnity, Cl A                                    1,119              34
   Essex Property Trust +++ (A)                            1,069              58
   Everest Re Group                                        2,400             156
   Fannie Mae (A)                                         28,933              12
   Federal Home Loan Mortgage (A)                         17,707               7
   Federal Realty Investment Trust +++                     2,296              94
   Federated Investors, Cl B                               3,658              69
   Fidelity National Financial, Cl A                       8,504             141
   Fifth Third Bancorp (A)                                19,582              41
   First American                                          3,784              88
   First Citizens BancShares, Cl A                           200              21
   First Horizon National (A)                              8,360              77
   Forest City Enterprises, Cl A                           1,942              10
   Franklin Resources                                      6,203             284
   Fulton Financial (A)                                    5,795              36
   General Growth Properties +++ (A)                       6,040               4
   Genworth Financial, Cl A (A)                           14,092              17
   GLG Partners                                            1,900               4
   Goldman Sachs Group                                    17,575           1,601
   Hanover Insurance Group                                 2,193              77
   Hartford Financial Services Group                      12,710              77
   HCC Insurance Holdings (A)                              4,641             102
   HCP +++ (A)                                             9,774             179
   Health Care REIT +++ (A)                                3,983             123
   Hospitality Properties Trust +++                        4,066              46
   Host Hotels & Resorts +++                              20,500              76
   HRPT Properties Trust +++ (A)                           8,002              26
   Hudson City Bancorp                                    21,128             219
   Huntington Bancshares (A)                              14,534              21
   IntercontinentalExchange * (A)                          2,700             153
   Invesco                                                15,100             173
   Investment Technology Group *                           2,100              41
   iStar Financial +++ (A)                                 3,295               5
   Janus Capital Group (A)                                 5,165              23
   Jefferies Group (A)                                     5,514              55
   Jones Lang LaSalle                                      1,600              32
   JPMorgan Chase (A)                                    148,334           3,389
   Keycorp (A)                                            19,195             135
   Kilroy Realty +++                                       1,600              30
   Kimco Realty +++                                        8,544              76
   Lazard, Cl A                                            3,100              75
   Legg Mason (A)                                          5,581              72
   Leucadia National                                       7,020             103
   Liberty Property Trust +++                              3,806              69
   Lincoln National                                       10,288              88
   Loews                                                  12,736             253
   M&T Bank (A)                                            2,583              95
   Macerich +++ (A)                                        3,368              38

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Mack-Cali Realty +++                                    2,798   $          48
   Markel *                                                  450             120
   Marsh & McLennan                                       20,265             363
   Marshall & Ilsley (A)                                  10,160              47
   MBIA * (A)                                              6,359              17
   Mercury General                                         1,196              32
   MetLife                                                19,809             366
   MF Global * (A)                                         2,800              12
   MGIC Investment (A)                                     4,615              11
   Moody's (A)                                             7,727             139
   Morgan Stanley (A)                                     41,678             814
   MSCI, Cl A *                                            1,300              20
   NASDAQ OMX Group *                                      5,400             113
   Nationwide Health Properties +++ (A)                    3,900              79
   New York Community Bancorp (A)                         13,372             132
   Northern Trust                                          8,805             489
   NYSE Euronext (A)                                      10,200             172
   Old Republic International (A)                          9,490              86
   OneBeacon Insurance Group, Cl A                         1,100              12
   PartnerRe (A)                                           2,100             130
   People's United Financial                              13,334             232
   Plum Creek Timber +++                                   6,621             174
   PNC Financial Services Group (A)                       16,722             457
   Popular (A)                                             9,430              21
   Principal Financial Group                              10,218              82
   Progressive                                            27,180             314
   ProLogis +++ (A)                                       10,788              62
   Protective Life                                         3,309              12
   Prudential Financial                                   17,263             283
   Public Storage +++                                      4,868             270
   Raymond James Financial (A)                             4,221              59
   Rayonier +++                                            3,203              85
   Regency Centers +++                                     2,808              76
   Regions Financial (A)                                  26,687              91
   Reinsurance Group of America, Cl A                      2,899              79
   RenaissanceRe Holdings                                  2,400             108
   SEI (B)                                                 5,642              67
   Simon Property Group +++ (A)                            8,952             296
   SL Green Realty +++ (A)                                 1,868              22
   SLM * (A)                                              18,214              84
   St. Joe * (A)                                           3,761              69
   StanCorp Financial Group                                2,042              37
   State Street (A)                                       16,794             424
   Student Loan                                              102               4
   SunTrust Banks (A)                                     14,146             170
   Synovus Financial (A)                                  11,672              41
   T. Rowe Price Group (A)                                10,580             241
   Taubman Centers +++                                     2,200              34
   TCF Financial (A)                                       4,201              51
   TD Ameritrade Holding * (A)                             9,645             114
   TFS Financial                                           3,700              43
   Torchmark (A)                                           3,550              73
   Transatlantic Holdings                                    955              29
   Travelers                                              24,244             876
   Tree.com *                                                155               1
   UDR +++ (A)                                             5,793              46
   Unitrin                                                 1,260              14
   Unum Group                                             13,505             137


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   US Bancorp (A)                                         68,943   $         987
   Valley National Bancorp (A)                             5,458              62
   Ventas +++                                              5,244             113
   Vornado Realty Trust +++ (A)                            5,510             180
   Waddell & Reed Financial, Cl A                          2,900              41
   Washington Federal (A)                                  3,063              35
   Webster Financial                                       1,346               5
   Weingarten Realty Investors +++ (A)                     3,167              36
   Wells Fargo                                           167,766           2,030
   Wesco Financial                                            41              10
   White Mountains Insurance Group                           347              69
   Whitney Holding (A)                                     2,257              25
   Wilmington Trust (A)                                    2,292              21
   WR Berkley                                              5,614             117
   XL Capital, Cl A (A)                                   15,300              51
   Zions Bancorporation (A)                                4,502              42
                                                                   -------------
                                                                          30,177
                                                                   -------------
HEALTH CARE -- 15.1%
   Abbott Laboratories                                    61,476           2,910
   Abraxis Bioscience *                                      340              20
   Aetna                                                  19,234             459
   Allergan                                               12,096             469
   AmerisourceBergen                                       6,262             199
   Amgen *                                                43,367           2,122
   Amylin Pharmaceuticals * (A)                            5,800              53
   Baxter International                                   24,975           1,271
   Beckman Coulter                                         2,512             113
   Becton Dickinson                                        9,644             597
   Biogen Idec * (A)                                      11,400             525
   BioMarin Pharmaceutical * (A)                           4,100              49
   Boston Scientific *                                    59,939             421
   Bristol-Myers Squibb                                   78,413           1,444
   Brookdale Senior Living (A)                             1,200               4
   C.R. Bard                                               3,985             320
   Cardinal Health                                        14,229             462
   Celgene * (A)                                          18,092             809
   Cephalon * (A)                                          2,648             174
   Cerner * (A)                                            2,674              98
   Charles River Laboratories International *              2,843              71
   Cigna                                                  11,055             174
   Community Health Systems *                              4,062              66
   Cooper                                                  1,604              35
   Covance *                                               2,536              96
   Coventry Health Care *                                  6,262              72
   Covidien                                               19,600             621
   DaVita *                                                4,108             193
   Dentsply International (A)                              5,798             134
   Edwards Lifesciences *                                  2,207             123
   Eli Lilly                                              39,661           1,165
   Endo Pharmaceuticals Holdings *                         4,797              91
   Express Scripts *                                       8,322             419
   Forest Laboratories *                                  12,373             265
   Genentech *                                            18,385           1,573
   Gen-Probe *                                             2,227              90
   Genzyme *                                              10,753             655
   Gilead Sciences * (A)                                  36,550           1,637
   Health Management Associates, Cl A *                    6,222              13
   Health Net *                                            4,702              62

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Henry Schein *                                          3,584   $         131
   Hill-Rom Holdings (A)                                   2,724              27
   HLTH * (A)                                              3,276              36
   Hologic *                                              10,000             113
   Hospira * (A)                                           6,181             143
   Humana *                                                6,575             156
   Idexx Laboratories * (A)                                2,552              77
   Illumina * (A)                                          4,900             154
   IMS Health (A)                                          7,361              92
   Intuitive Surgical * (A)                                1,500             136
   Inverness Medical Innovations *                         3,400              76
   Johnson & Johnson                                     112,809           5,640
   Kinetic Concepts * (A)                                  2,413              53
   King Pharmaceuticals *                                 10,126              74
   Laboratory Corp of America Holdings *                   4,311             237
   Life Technologies *                                     6,870             200
   LifePoint Hospitals *                                   2,376              50
   Lincare Holdings *                                      3,027              64
   McKesson                                               11,066             454
   Medco Health Solutions *                               20,120             817
   Mednax *                                                2,000              59
   Medtronic                                              44,785           1,325
   Merck                                                  85,640           2,073
   Millipore * (A)                                         2,186             120
   Mylan Laboratories * (A)                               12,119             151
   Omnicare                                                4,231             110
   Patterson * (A)                                         4,883              88
   PerkinElmer                                             4,834              62
   Perrigo (A)                                             3,100              62
   Pfizer                                                270,955           3,336
   Pharmaceutical Product Development                      4,284             103
   Quest Diagnostics                                       6,444             295
   Resmed *                                                3,055             113
   Schering-Plough                                        64,909           1,129
   Sepracor *                                              4,661              70
   St. Jude Medical *                                     13,546             449
   Stryker (A)                                            12,204             411
   Techne                                                  1,541              75
   Teleflex                                                1,640              78
   Tenet Healthcare * (A)                                 15,994              18
   Thermo Fisher Scientific *                             16,525             599
   UnitedHealth Group                                     49,129             965
   Universal Health Services, Cl B                         2,088              77
   Varian Medical Systems *                                4,830             147
   VCA Antech * (A)                                        3,539              74
   Vertex Pharmaceuticals *                                5,900             178
   Warner Chilcott, Cl A *                                 3,200              35
   Waters *                                                3,872             137
   Watson Pharmaceuticals *                                4,218             119
   WellCare Health Plans *                                 1,100              10
   WellPoint *                                            20,731             703
   Wyeth                                                  53,440           2,181
   Zimmer Holdings *                                       9,325             327
                                                                   -------------
                                                                          44,483
                                                                   -------------
INDUSTRIALS -- 9.7%
   3M                                                     28,046           1,275
   Aecom Technology *                                      4,000              98
   AGCO *                                                  3,800              65
   Alexander & Baldwin (A)                                 1,782              33


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Alliant Techsystems *                                   1,336   $          94
   Ametek                                                  4,147             110
   AMR * (A)                                              11,186              46
   Armstrong World Industries                                700               9
   Avery Dennison                                          4,210              85
   Avis Budget Group *                                     2,784               1
   BE Aerospace *                                          3,600              27
   Boeing                                                 29,691             933
   Brink's                                                 1,300              31
   Bucyrus International, Cl A                             3,300              41
   Burlington Northern Santa Fe                           11,198             658
   C.H. Robinson Worldwide (A)                             6,886             285
   Carlisle                                                2,666              53
   Caterpillar (A)                                        24,288             598
   Cintas                                                  5,257             107
   Continental Airlines, Cl B * (A)                        4,700              47
   Con-way (A)                                             2,123              32
   Cooper Industries, Cl A                                 6,800             143
   Copa Holdings, Cl A (A)                                 1,100              29
   Copart *                                                2,613              71
   Corporate Executive Board                               1,696              25
   Corrections of America *                                5,300              56
   Covanta Holding * (A)                                   4,900              75
   Crane                                                   2,400              36
   CSX                                                    15,932             393
   Cummins                                                 7,912             165
   Danaher (A)                                            10,151             515
   Deere                                                  17,318             476
   Delta Air Lines * (A)                                  23,200             117
   Donaldson                                               3,172              77
   Dover                                                   7,357             184
   Dun & Bradstreet                                        2,156             159
   Eaton                                                   6,726             243
   Emerson Electric                                       30,720             822
   Equifax                                                 5,156             111
   Expeditors International Washington                     8,748             241
   Fastenal (A)                                            5,062             152
   FedEx                                                  12,444             538
   First Solar * (A)                                       1,800             190
   Flowserve                                               2,300             116
   Fluor (A)                                               7,208             240
   FTI Consulting *                                        2,000              73
   Gardner Denver *                                        2,300              44
   GATX (A)                                                2,100              38
   General Cable *                                         2,400              37
   General Dynamics                                       15,972             700
   General Electric                                      421,323           3,585
   Goodrich                                                4,892             162
   Graco                                                   2,624              45
   Harsco                                                  3,470              72
   Hertz Global Holdings *                                14,100              45
   Honeywell International                                29,590             794
   Hubbell, Cl B                                           2,292              60
   IDEX                                                    3,593              69
   Illinois Tool Works                                    18,480             514
   Ingersoll-Rand, Cl A                                   12,243             174
   Iron Mountain *                                         7,063             131
   ITT                                                     7,402             277
   Jacobs Engineering Group *                              4,702             158
   JB Hunt Transport Services (A)                          3,572              73
   John Bean Technologies                                    768               7

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Joy Global                                              4,433   $          77
   Kansas City Southern *                                  3,700              65
   KBR                                                     6,884              87
   Kennametal                                              3,300              54
   Kirby *                                                 2,300              51
   L-3 Communications Holdings, Cl 3                       4,977             337
   Landstar System                                         2,165              69
   Lennox International                                    1,600              41
   Lincoln Electric Holdings (A)                           1,700              52
   Lockheed Martin                                        13,129             829
   Manitowoc                                               5,700              23
   Manpower                                                3,184              89
   Masco (A)                                              14,309              74
   McDermott International *                               9,300             110
   Monster Worldwide *                                     5,218              34
   MSC Industrial Direct, Cl A (A)                         1,520              47
   Norfolk Southern (A)                                   14,733             467
   Northrop Grumman                                       13,478             503
   Oshkosh Truck                                           3,559              22
   Owens Corning *                                         2,700              23
   Paccar                                                 14,670             368
   Pall                                                    4,845             115
   Parker Hannifin                                         6,804             227
   Pentair                                                 4,061              85
   Pitney Bowes                                            8,085             156
   Precision Castparts                                     5,646             313
   Quanta Services *                                       7,900             139
   Raytheon                                               16,868             674
   Republic Services, Cl A                                12,842             256
   Robert Half International (A)                           5,676              87
   Rockwell Automation                                     5,704             115
   Rockwell Collins                                        6,262             195
   Roper Industries (A)                                    3,500             145
   RR Donnelley & Sons                                     8,477              66
   Ryder System                                            2,306              53
   Shaw Group *                                            3,500              82
   Southwest Airlines                                     28,220             166
   Spirit Aerosystems Holdings, Cl A * (A)                 4,700              47
   SPX                                                     2,211              98
   Steelcase, Cl A                                         2,475              10
   Stericycle *                                            3,326             160
   SunPower, Cl A * (A)                                    3,300              92
   Terex *                                                 4,248              38
   Textron                                                 9,722              55
   Thomas & Betts *                                        2,567              59
   Timken                                                  3,560              43
   Toro (A)                                                1,560              34
   Trinity Industries (A)                                  3,500              26
   Tyco International                                     19,300             387
   Union Pacific                                          20,716             777
   United Parcel Service, Cl B                            27,141           1,117
   United Rentals *                                        1,723               7
   United Technologies (A)                                38,766           1,583
   URS *                                                   3,300             102
   USG * (A)                                               2,298              13
   UTi Worldwide                                           3,500              43
   Valmont Industries                                        600              26
   Waste Management (A)                                   19,294             521
   WESCO International *                                   1,300              22


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   WW Grainger                                             2,981   $         197
                                                                   -------------
                                                                          28,613
                                                                   -------------
INFORMATION TECHNOLOGY -- 17.1%
   Accenture, Cl A                                        24,000             701
   Activision Blizzard *                                  22,856             229
   ADC Telecommunications *                                2,967               8
   Adobe Systems *                                        21,102             352
   Advanced Micro Devices * (A)                           27,034              59
   Affiliated Computer Services, Cl A *                    3,547             165
   Agilent Technologies *                                 14,064             195
   Akamai Technologies *                                   6,918             125
   Alliance Data Systems * (A)                             2,712              80
   Altera (A)                                             11,673             179
   Amdocs *                                                7,700             129
   Amphenol, Cl A                                          6,892             175
   Analog Devices                                         11,212             209
   Ansys *                                                 3,400              69
   Apple * (A)                                            35,323           3,155
   Applied Materials                                      53,655             494
   Arrow Electronics *                                     5,089              85
   Atmel *                                                18,900              67
   Autodesk * (A)                                          8,737             111
   Automatic Data Processing (A)                          20,692             707
   Avnet *                                                 6,110             106
   AVX                                                     1,424              12
   BMC Software *                                          7,389             219
   Broadcom, Cl A *                                       20,768             342
   Broadridge Financial Solutions                          5,873              94
   Brocade Communications Systems *                       16,300              45
   CA                                                     15,838             269
   Cadence Design Systems * (A)                            7,963              34
   Ciena * (A)                                             2,314              12
   Cisco Systems *                                       236,627           3,448
   Citrix Systems *                                        7,087             146
   Cognizant Technology Solutions, Cl A *                 11,188             206
   CommScope *                                             3,200              29
   Computer Sciences *                                     5,864             204
   Compuware *                                             8,651              51
   Convergys *                                             3,669              24
   Corning (A)                                            61,858             653
   Cree * (A)                                              3,922              77
   Cypress Semiconductor * (A)                             4,200              23
   Dell *                                                 72,943             622
   Diebold                                                 2,729              60
   Dolby Laboratories, Cl A * (A)                          1,743              49
   DST Systems * (A)                                       1,395              41
   eBay *                                                 43,711             475
   EchoStar, Cl A *                                        2,132              35
   Electronic Arts *                                      12,265             200
   EMC * (A)                                              81,764             859
   Equinix * (A)                                           1,400              65
   F5 Networks *                                           3,538              71
   Factset Research Systems (A)                            1,800              69
   Fairchild Semiconductor
   International, Cl A *                                   3,400              12
   Fidelity National Information
   Services                                                7,728             135
   Fiserv * (A)                                            6,369             208

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Flir Systems *                                          5,400   $         110
   Genpact *                                               3,100              24
   Global Payments (A)                                     3,134              96
   Google, Cl A * (A)                                      9,444           3,192
   Harris                                                  5,289             197
   Hewitt Associates, Cl A *                               3,863             114
   Hewlett-Packard (A)                                    98,001           2,845
   IAC *                                                   3,232              48
   Ingram Micro, Cl A *                                    7,023              76
   Integrated Device Technology *                          5,600              25
   Intel (A)                                             227,758           2,902
   International Business Machines                        54,998           5,062
   International Rectifier *                               3,355              42
   Intersil, Cl A                                          5,361              54
   Intuit * (A)                                           13,086             298
   Itron * (A)                                             1,400              63
   Jabil Circuit                                           6,974              29
   JDS Uniphase *                                          7,340              20
   Juniper Networks * (A)                                 21,225             302
   Kla-Tencor                                              6,709             116
   Lam Research * (A)                                      5,091             100
   Lender Processing Services                              4,014             105
   Lexmark International, Cl A *                           2,786              48
   Linear Technology (A)                                   8,657             189
   LSI *                                                  26,248              76
   Marvell Technology Group *                             19,300             145
   Mastercard, Cl A                                        2,900             458
   McAfee *                                                5,873             164
   MEMC Electronic Materials *                             8,938             134
   Metavante Technologies *                                3,120              52
   Mettler Toledo International *                          1,336              71
   Microchip Technology (A)                                7,322             137
   Micron Technology * (A)                                31,416             101
   Microsoft                                             321,300           5,189
   Molex                                                   5,870              67
   Motorola                                               90,534             319
   National Instruments                                    1,936              33
   National Semiconductor                                  9,156             100
   NCR *                                                   6,689              53
   NetApp *                                               13,355             180
   NeuStar, Cl A *                                         2,700              42
   Novell *                                               12,026              38
   Novellus Systems *                                      4,377              56
   Nuance Communications *                                 7,700              68
   Nvidia * (A)                                           21,656             179
   ON Semiconductor *                                     17,400              64
   Oracle * (A)                                          156,067           2,425
   Paychex (A)                                            13,107             289
   QLogic * (A)                                            5,580              51
   Qualcomm (A)                                           64,450           2,154
   Rambus *                                                4,500              38
   Red Hat * (A)                                           7,827             107
   SAIC *                                                  8,300             157
   Salesforce.com *                                        4,138             116
   SanDisk * (A)                                           9,143              81
   Seagate Technology                                     19,600              84
   Silicon Laboratories *                                  2,100              46
   Sohu.com * (A)                                          1,000              49
   Sun Microsystems *                                     27,369             128
   Symantec * (A)                                         33,448             463
   Synopsys *                                              5,782             108
   Tech Data *                                             1,550              27


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Tellabs *                                              16,789   $          64
   Teradata *                                              6,789             105
   Teradyne *                                              8,163              34
   Texas Instruments                                      53,108             762
   Total System Services                                   6,691              84
   Trimble Navigation *                                    4,914              69
   Tyco Electronics                                       19,400             184
   Unisys * (A)                                            8,532               3
   Varian Semiconductor Equipment Associates *             2,500              46
   VeriSign *                                              7,585             147
   Visa, Cl A                                             17,700           1,004
   Vishay Intertechnology * (A)                            9,550              24
   VMware, Cl A * (A)                                      1,900              39
   WebMD Health, Cl A *                                      300               7
   Western Digital *                                       8,830             121
   Western Union                                          29,628             331
   Xerox                                                  34,651             179
   Xilinx (A)                                             10,857             192
   Yahoo! *                                               54,181             717
   Zebra Technologies, Cl A *                              2,825              50
                                                                   -------------
                                                                          50,457
                                                                   -------------
MATERIALS -- 3.5%
   Air Products & Chemicals (A)                            8,394             388
   Airgas                                                  3,315             102
   AK Steel Holding                                        5,200              32
   Albemarle                                               3,744              72
   Alcoa (A)                                              33,102             206
   Allegheny Technologies                                  4,097              81
   Aptargroup                                              2,800              79
   Ashland                                                 2,176              13
   Ball                                                    3,875             156
   Bemis                                                   3,974              74
   Cabot                                                   2,273              24
   Carpenter Technology                                    1,400              19
   Celanese, Cl A                                          6,283              54
   Century Aluminum * (A)                                  1,100               3
   CF Industries Holdings                                  2,200             142
   Chemtura                                                6,854               2
   Cliffs Natural Resources                                4,500              69
   Commercial Metals (A)                                   4,900              50
   Crown Holdings *                                        6,451             136
   Cytec Industries                                        1,581              24
   Domtar *                                               23,537              18
   Dow Chemical                                           36,570             262
   E.I. Du Pont de Nemours                                35,992             675
   Eagle Materials                                         1,300              25
   Eastman Chemical                                        3,142              65
   Ecolab                                                  7,091             225
   FMC                                                     2,960             120
   Freeport-McMoRan Copper & Gold, Cl B                   16,612             505
   Greif, Cl A                                             1,500              46
   Huntsman                                                4,629              12
   International Flavors & Fragrances                      3,291              87
   International Paper                                    16,555              94
   Intrepid Potash * (A)                                   1,300              29
   Lubrizol                                                2,834              78
   Martin Marietta Materials (A)                           1,663             127
   MeadWestvaco (A)                                        7,258              68

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Monsanto (A)                                           21,750   $       1,659
   Mosaic                                                  6,078             262
   Nalco Holding (A)                                       5,917              67
   Newmont Mining (A)                                     19,233             801
   Nucor (A)                                              12,490             420
   Owens-Illinois *                                        6,591             102
   Packaging of America                                    4,599              49
   Pactiv *                                                5,183              82
   PPG Industries                                          6,323             196
   Praxair                                                12,325             699
   Reliance Steel & Aluminum                               2,700              64
   Rohm & Haas                                             5,353             279
   RPM International                                       5,669              62
   Schnitzer Steel Industries, Cl A                        1,000              29
   Scotts Miracle-Gro, Cl A                                1,806              50
   Sealed Air                                              6,568              73
   Sigma-Aldrich                                           4,948             177
   Sonoco Products                                         4,046              78
   Southern Copper (A)                                     8,748             120
   Steel Dynamics (A)                                      7,100              59
   Temple-Inland (A)                                       3,675              17
   Terra Industries                                        4,300             111
   Titanium Metals                                         3,358              20
   United States Steel                                     4,683              92
   Valspar                                                 4,364              73
   Vulcan Materials (A)                                    4,257             176
   Weyerhaeuser                                            8,678             210
                                                                   -------------
                                                                          10,189
                                                                   -------------
TELECOMMUNICATION SERVICES -- 3.8%
   American Tower, Cl A *                                 15,822             461
   AT&T                                                  237,733           5,651
   CenturyTel (A)                                          4,201             111
   Clearwire, Cl A * (A)                                   2,500               8
   Crown Castle International *                           11,096             194
   Embarq                                                  5,732             200
   Frontier Communications                                12,955              93
   Leap Wireless International *                           2,200              60
   Level 3 Communications * (A)                           67,400              54
   MetroPCS Communications * (A)                           9,600             139
   NII Holdings *                                          6,620              85
   Qwest Communications International (A)                 58,496             198
   SBA Communications, Cl A * (A)                          4,900             102
   Sprint Nextel *                                       112,144             369
   Telephone & Data Systems                                4,102             121
   US Cellular *                                             831              28
   Verizon Communications (A)                            114,215           3,259
   Windstream                                             17,547             131
                                                                   -------------
                                                                          11,264
                                                                   -------------
UTILITIES -- 4.5%
   AES *                                                  26,024             164
   AGL Resources                                           3,247              90
   Allegheny Energy                                        6,466             153
   Alliant Energy                                          4,376             101
   Ameren (A)                                              8,090             192
   American Electric Power                                15,950             447
   American Water Works                                    2,900              54
   Aqua America                                            5,477             101
   Atmos Energy                                            3,691              81


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund
February 28, 2009

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Calpine *                                              14,000   $          79
   Centerpoint Energy                                     12,815             132
   CMS Energy (A)                                          9,542             106
   Consolidated Edison (A)                                10,916             395
   Constellation Energy Group                              8,158             161
   Dominion Resources                                     23,112             698
   DPL (A)                                                 4,546              91
   DTE Energy                                              6,264             168
   Duke Energy                                            50,819             685
   Dynegy, Cl A *                                         22,518              29
   Edison International                                   12,979             353
   Energen                                                 2,937              79
   Entergy                                                 7,598             512
   Equities CORP                                           5,066             156
   Exelon                                                 26,029           1,229
   FirstEnergy                                            11,981             510
   FPL Group (A)                                          16,373             742
   Great Plains Energy                                     4,871              66
   Hawaiian Electric Industries (A)                        3,746              52
   Integrys Energy Group                                   3,002              72
   MDU Resources Group                                     7,221             109
   Mirant * (A)                                            5,661              69
   National Fuel Gas                                       3,289             100
   NiSource                                               10,821              95
   Northeast Utilities                                     6,107             134
   NRG Energy * (A)                                        9,100             172
   NSTAR                                                   4,228             136
   NV Energy                                              10,100              94
   OGE Energy (A)                                          3,768              83
   Oneok                                                   4,129              92
   Pepco Holdings                                          7,944             119
   PG&E                                                   14,118             540
   Pinnacle West Capital                                   3,992             105
   PPL                                                    14,926             416
   Progress Energy                                        10,461             370
   Public Service Enterprise Group                        20,052             547
   Questar                                                 6,746             194
   Reliant Energy *                                       14,659              51
   SCANA                                                   4,520             136
   Sempra Energy                                          10,023             417
   Southern                                               30,703             931
   TECO Energy                                             8,600              82
   UGI                                                     4,350             104
   Vectren                                                 3,491              73
   Wisconsin Energy (A)                                    4,549             181
   Xcel Energy                                            17,481             310
                                                                   -------------
                                                                          13,358
                                                                   -------------
Total Common Stock (Cost $379,422)($ Thousands)                          288,249
                                                                   -------------
AFFILIATED PARTNERSHIP -- 19.0%
   SEI Liquidity Portfolio, L.P.,
      1.060%**(E)                                     57,079,181          56,202
                                                                   -------------
Total Affiliated Partnership
   (Cost $57,079) ($ Thousands)                                           56,202
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bills
         0.105%, 06/11/09 (C)(D)                   $         558             557
         0.190%, 07/02/09 (C)(D)                              40              40
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $598) ($ Thousands)                                                 597
                                                                   -------------

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
CASH EQUIVALENT -- 1.1%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.350%**+                                        3,154,882   $       3,155
                                                                   -------------
Total Cash Equivalent
   (Cost $3,155) ($ Thousands)                                     $       3,155
                                                                   -------------
Total Investments -- 118.0%
   (Cost $440,254)($ Thousands) @                                  $     348,203
                                                                   =============

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                           Number of                 Unrealized
Type of                    Contracts   Expiration   Depreciation
Contract                      Long        Date      ($ Thousands)
--------                   ---------   ----------   -------------
S&P 500 Index E-MINI          112       Mar-2009        $(731)
S&P Mid 400 Index E-MINI        6       Mar-2009          (37)
                                                        -----
                                                        $(768)
                                                        =====

     Percentages are based on a Net Assets of $295,125 ($ Thousands)

@ At February 28, 2009, the tax basis cost of the Fund's investments was $440,254 ($ Thousands), and the unrealized appreciation and depreciation were $33,259 ($ Thousands) and $(125,310)($ Thousands) respectively.

+    Investment in Affiliated Security.

+++  Real Estate Investment Trust

*    Non-income producing security.

**   The rate reported is the 7-day effective yield as of February 28, 2009

(A) This security or a partial position of this security is on loan at February 28, 2009. The total value of securities on loan at February 28, 2009 was $53,713 ($ Thousands).

(B) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(C) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2009 was $56,202 ($ Thousands).

Cl -- Class
L.P. -- Limited Partnership
Ser -- Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 93.9%

CONSUMER DISCRETIONARY -- 10.4%
   Aaron Rents (A)                                        39,558   $         951
   Abercrombie & Fitch, CL A (A)                          21,143             465
   Advance Auto Parts                                     25,300             968
   Aeropostale *                                           5,600             130
   American Eagle Outfitters                              89,855             877
   American Greetings, Cl A (A)                           46,725             174
   American Public Education *                            26,164             977
   America's Car-Mart *                                   23,600             259
   Amerigon * (A)                                         96,192             276
   Ameristar Casinos                                      82,508             812
   AnnTaylor Stores *                                     26,181             172
   Arctic Cat                                             54,500             188
   ArvinMeritor (A)                                       59,400              37
   Autoliv                                                 2,143              32
   Bebe Stores (A)                                       137,694             711
   Belo, Cl A (A)                                        209,318             167
   Big 5 Sporting Goods                                   46,300             243
   Big Lots * (A)                                         28,658             444
   BJ's Restaurants * (A)                                105,446           1,311
   Blue Nile *                                            24,055             574
   Bluegreen *                                            11,399              12
   Blyth                                                  19,875             406
   Bob Evans Farms (A)                                    19,500             360
   Borders Group                                           9,839               5
   BorgWarner                                             22,319             385
   Brinker International                                  59,500             655
   Brink's Home Security Holdings *                       47,300             992
   Brown Shoe (A)                                        101,634             363
   Buckle (A)                                             18,600             441
   Buffalo Wild Wings *                                   20,643             637
   Burger King Holdings                                   13,537             291
   California Pizza Kitchen *                                800               8
   Callaway Golf                                          63,080             427
   Capella Education * (A)                                22,424           1,244
   Career Education * (A)                                 35,910             886
   Carrols Restaurant Group *                             75,300             207
   Carter's *                                             39,061             637
   Casual Male Retail Group *                            395,700             119
   Cato, Cl A (A)                                         98,237           1,437
   CEC Entertainment * (A)                                35,630             832
   Centex                                                 47,939             298
   Century Casinos *                                     166,112             274
   Charlotte Russe Holding *                              32,718             172
   Charming Shoppes *                                     42,854              30
   Cheesecake Factory *                                   24,300             198
   Chico's FAS * (A)                                      40,235             182
   Childrens Place Retail Stores * (A)                    14,400             263
   Christopher & Banks                                    43,929             171
   Churchill Downs                                         1,100              33
   Cinemark Holdings                                      23,214             179
   CKE Restaurants                                        22,477             157
   Collective Brands *                                    10,504             109
   Columbia Sportswear (A)                                23,900             648
   Cooper Tire & Rubber (A)                               51,754             235
   Corinthian Colleges * (A)                             103,010           2,029
   Cox Radio, Cl A (A)                                    10,900              59
   Cracker Barrel Old Country Store (A)                   35,349             791

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   CSS Industries                                          9,800   $         137
   Deckers Outdoor *                                       3,100             128
   DeVry                                                   9,543             496
   Dick's Sporting Goods * (A)                            80,891             999
   DineEquity (A)                                         10,100              74
   Dollar Tree *                                           3,000             116
   Dover Downs Gaming & Entertainment                        450               1
   DreamWorks Animation SKG, Cl A *                       20,300             392
   Dress Barn * (A)                                       88,973             883
   DSW, Cl A * (A)                                       118,848           1,035
   Eddie Bauer Holdings * (A)                            268,900             164
   Einstein Noah Restaurant Group *                       15,700              71
   Entercom Communications, Cl A (A)                      44,561              46
   Entravision Communications, Cl A *                      3,242               1
   Ethan Allen Interiors (A)                              76,004             725
   EW Scripps, Cl A (A)                                   39,466              45
   Exide Technologies * (A)                               63,093             206
   FGX International Holdings *                           14,100             120
   Finish Line, Cl A                                      66,195             275
   Focus Media Holding ADR * (A)                          59,222             412
   Foot Locker                                            90,907             755
   Fred's, Cl A                                              429               4
   Fuel Systems Solutions * (A)                           16,251             322
   Gannett                                                12,378              40
   Genesco * (A)                                          20,381             291
   Genius Products *                                     508,230               3
   Gildan Activewear, Cl A *                             103,300             764
   Group 1 Automotive (A)                                 10,206             109
   Gymboree * (A)                                         46,130           1,186
   Harte-Hanks (A)                                        39,300             220
   Helen of Troy *                                         3,600              36
   hhgregg *                                               5,100              52
   Hibbett Sports * (A)                                   19,924             279
   Hillenbrand                                             7,561             127
   HOT Topic *                                             7,100              63
   Iconix Brand Group *                                   46,235             375
   Interactive Data                                        1,383              31
   International Speedway, Cl A                           25,900             501
   ITT Educational Services *                              2,571             292
   J Crew Group *                                         12,900             145
   Jack in the Box * (A)                                  48,100             935
   Jackson Hewitt Tax Service                             17,100             128
   Jakks Pacific * (A)                                    20,900             265
   Jarden * (A)                                          170,021           1,726
   Jo-Ann Stores *                                        53,759             647
   Jones Apparel Group (A)                                75,492             203
   Journal Communications, Cl A (A)                      152,400             143
   K12 *                                                  27,800             462
   Lakeland Industries *                                  81,900             569
   Landry's Restaurants                                    9,800              52
   Lennar, Cl A                                           13,100              88
   Life Time Fitness *                                   130,622           1,118
   Lifetime Brands                                       147,712             210
   Lin TV, Cl A *                                             11              --
   Lincoln Educational Services *                          4,400              63
   Lions Gate Entertainment *                             73,200             370
   Marvel Entertainment * (A)                             50,705           1,311
   Matthews International, Cl A                           23,345             811


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   McCormick & Schmick's Seafood Restaurants *            10,555   $          24
   MDC Holdings                                            5,569             140
   MDC Partners, Cl A *                                  428,800           1,471
   Media General, Cl A (A)                                22,087              34
   Men's Wearhouse (A)                                    10,211             109
   Meredith (A)                                           49,300             633
   Modine Manufacturing (A)                               37,100              42
   Monro Muffler                                          15,000             353
   Morningstar * (A)                                      29,699             829
   National CineMedia                                    106,559           1,172
   National Presto Industries                              1,454              88
   Nautilus *                                             11,840               8
   NetFlix * (A)                                          48,955           1,769
   New Frontier Media                                    125,800             180
   New York *                                             21,301              46
   Nordstrom                                              35,765             482
   NutriSystem                                            12,300             159
   NVR *                                                   1,405             468
   O'Charleys (A)                                         55,684             126
   OfficeMax                                             232,600             889
   Pacific Sunwear of California *                        33,400              47
   Palm Harbor Homes *                                     4,400              11
   Panera Bread, Cl A * (A)                               14,265             628
   Peet's Coffee & Tea * (A)                              19,894             429
   Penn National Gaming * (A)                             14,306             273
   PF Chang's China Bistro * (A)                          10,633             209
   Phillips-Van Heusen                                    13,794             229
   Pinnacle Entertainment * (A)                          199,285           1,497
   Polaris Industries (A)                                 25,294             466
   Princeton Review *                                    192,800             887
   RadioShack                                              8,200              60
   RC2 * (A)                                              33,878             159
   Regis                                                  62,324             785
   Rent-A-Center, Cl A * (A)                              80,209           1,405
   Retail Ventures * (A)                                 196,667             323
   RHI Entertainment *                                    52,233             142
   Royal Caribbean Cruises                                21,500             129
   RRSat Global Communications Network                    20,268             223
   Ruby Tuesday * (A)                                     73,100              83
   Ryland Group (A)                                       19,684             278
   Scholastic (A)                                         70,021             771
   Scientific Games, Cl A * (A)                           44,679             473
   Shoe Carnival *                                        22,800             156
   Shutterfly * (A)                                       76,700             616
   Sinclair Broadcast Group, Cl A (A)                     39,677              44
   Skechers U.S.A., Cl A *                                13,400              85
   Smith & Wesson Holding *                               62,200             238
   Sonic Automotive, Cl A (A)                             68,900              99
   Sotheby's                                              21,793             146
   Stage Stores                                          132,302             950
   Stamps.com *                                           28,525             237
   Standard Pacific *                                     45,663              43
   Starwood Hotels & Resorts Worldwide (A)                71,500             829
   Steinway Musical Instruments *                            880               8
   Steven Madden * (A)                                    44,496             722
   Stewart Enterprises, Cl A                              51,004             118
   Strayer Education                                       3,700             628
   Systemax                                               10,200              95
   Tempur-Pedic International (A)                         74,465             457

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Texas Roadhouse, Cl A *                               121,700   $         998
   Thor Industries (A)                                    42,900             460
   Thunderbird Resorts * (B)                             154,500             234
   Timberland, Cl A *                                      6,264              70
   Tractor Supply * (A)                                   42,986           1,343
   True Religion Apparel * (A)                            23,635             242
   Tuesday Morning *                                       6,903               6
   Tupperware Brands                                       5,100              72
   Tween Brands *                                         42,065              51
   Unifirst                                                  800              19
   Universal Electronics *                                11,413             178
   Volcom *                                                9,100              72
   Warner Music Group (A)                                132,600             231
   Westport Innovations *                                 44,330             179
   Wet Seal, Cl A *                                        9,452              24
   Williams-Sonoma                                        15,600             136
   WMS Industries * (A)                                   37,818             686
   Wolverine World Wide                                    1,185              18
   World Wrestling Entertainment, Cl A                    20,700             201
   Zale *                                                  6,939               9
   Zumiez *                                                6,480              51
                                                                   -------------
                                                                          76,242
                                                                   -------------
CONSUMER STAPLES -- 3.7%
   Alliance One International *                          298,900           1,034
   American Oriental
   Bioengineering * (A)                                   31,900             118
   Asiatic Development (Malaysia)                        495,000             547
   B&G Foods, Cl A                                         3,708              14
   Boston Beer, Cl A *                                    21,146             507
   Cal-Maine Foods                                        14,662             327
   Casey's General Stores                                 47,789             951
   Central Garden and Pet, Cl A * (A)                     54,072             404
   Central Garden and Pet *                               37,182             273
   Chattem * (A)                                          14,400             913
   China Sky One Medical * (A)                            14,240             157
   Chiquita Brands International *                            74              --
   Constellation Brands, Cl A * (A)                       56,800             741
   Corn Products International                            43,561             879
   Cosan Industria e Comercio (Brazil) *                 152,400             661
   Darling International *                                30,322             131
   Dean Foods *                                           29,465             603
   Del Monte Foods                                       235,311           1,682
   Farmer Bros                                             2,600              45
   Flowers Foods (A)                                      63,390           1,414
   Fresh Del Monte Produce *                              46,424             872
   Green Mountain Coffee Roasters *                       15,100             564
   Hain Celestial Group * (A)                             45,000             634
   HQ Sustainable Maritime Industries *                    1,438               9
   J&J Snack Foods                                         1,628              51
   JM Smucker                                              8,835             328
   Lancaster Colony (A)                                    6,237             242
   Lance                                                  52,696           1,149
   Molson Coors Brewing, Cl B (A)                         19,500             687
   Nash Finch                                              8,069             281
   NBTY * (A)                                             85,994           1,279
   Pantry * (A)                                           37,938             587
   Parlux Fragrances *                                     1,370               1
   Prestige Brands Holdings *                             25,947             142


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Pricesmart                                              5,000   $          84
   Ralcorp Holdings *                                     21,623           1,310
   Ruddick (A)                                            26,807             581
   Sanderson Farms (A)                                    48,271           1,667
   Smart Balance *                                       179,878           1,054
   Spartan Stores (A)                                     19,052             291
   SunOpta *                                             304,923             342
   Synutra International * (A)                             2,200              15
   TreeHouse Foods *                                       2,684              72
   Tyson Foods, Cl A (A)                                  56,610             477
   Universal (A)                                          55,000           1,581
   USANA Health Sciences * (A)                            13,600             272
   Vector Group (A)                                       24,100             299
   Viterra *                                              65,300             521
   WD-40                                                     186               4
   Zhongpin * (A)                                         23,300             198
                                                                   -------------
                                                                          26,995
                                                                   -------------
ENERGY -- 5.1%
   Allis-Chalmers Energy * (A)                            34,700              68
   Alon USA Energy                                        26,200             287
   Alpha Natural Resources * (A)                          14,140             260
   Approach Resources *                                  163,101           1,096
   Arena Resources * (A)                                  62,124           1,331
   Atlas America                                          34,773             350
   ATP Oil & Gas * (A)                                    74,400             260
   Atwood Oceanics *                                      30,500             466
   Basic Energy Services *                                 1,500              10
   Berry Petroleum, Cl A (A)                              41,571             276
   BP Prudhoe Bay Royalty Trust                            1,600              95
   BPZ Energy PIPE *                                      75,500             260
   BPZ Resources * (A)                                    94,600             325
   Brigham Exploration *                                  57,200              76
   Bristow Group *                                         5,500             111
   Bronco Drilling *                                       2,926              12
   Cal Dive International * (A)                           78,237             395
   Callon Petroleum *                                      1,179               1
   CARBO Ceramics                                          7,400             257
   Carrizo Oil & Gas * (A)                               164,876           1,754
   Cimarex Energy                                         25,400             499
   Clayton Williams Energy *                              10,983             275
   Complete Production Services *                         42,729             130
   Comstock Resources * (A)                               14,170             431
   Contango Oil & Gas *                                    1,700              62
   Continental Resources *                                12,600             200
   Core Laboratories                                       5,200             392
   Dawson Geophysical *                                      300               4
   Delek US Holdings                                      92,734             631
   Denbury Resources *                                    11,000             142
   DHT Maritime                                           96,400             517
   Dresser-Rand Group *                                  102,069           2,145
   Edge Petroleum *                                        5,341               1
   Encore Acquisition *                                   14,333             288
   Endeavour International *                              67,578              49
   Energy Partners *                                      20,891               6
   Energy XXI Bermuda                                      7,900               3
   EXCO Resources *                                      157,188           1,432
   Exterran Holdings *                                    16,057             291
   Forest Oil *                                           33,700             478
   Foundation Coal Holdings                               18,928             304
   GeoMet *                                              361,500             369
   Global Industries * (A)                               103,300             326

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   GMX Resources *                                        54,773   $         945
   Goodrich Petroleum * (A)                               21,104             419
   Gran Tierra Energy *                                   14,234              33
   Gulfport Energy *                                      26,200              58
   Hercules Offshore * (A)                                41,000              59
   Holly                                                  50,700           1,182
   Hornbeck Offshore Services *                           13,412             176
   IHS, Cl A *                                            20,500             835
   Infinity Bio-Energy *                                 631,219              22
   InterOil *                                             21,700             429
   ION Geophysical * (A)                                 104,436             112
   Key Energy Services *                                   8,261              22
   Lufkin Industries                                       6,800             223
   Mahalo Energy *                                       266,500              15
   Matrix Service *                                       41,360             288
   McMoRan Exploration * (A)                              73,641             338
   Meridian Resource *                                    66,600              13
   Oceaneering International * (A)                         9,800             311
   Oil Sands Quest * (A)                                 374,000             292
   Oil Sands Quest PIPE *                                 74,000              58
   Oil States International *                             12,300             164
   Omni Energy Services *                                 13,961              10
   Overseas Shipholding Group (A)                         16,200             417
   Parker Drilling * (A)                                  80,700             129
   Patterson-UTI Energy (A)                               53,200             457
   Penn Virginia GP Holdings                               2,170              23
   PetroHawk Energy *                                    112,469           1,914
   Petroquest Energy *                                    12,900              42
   Pioneer Drilling *                                     12,817              49
   Quicksilver Resources *                               339,597           2,038
   Rentech * (A)                                         388,200             237
   Rosetta Resources *                                    52,500             267
   RPC (A)                                                59,300             346
   SEACOR Holdings * (A)                                   9,400             563
   Southern Union                                         98,400           1,319
   St. Mary Land & Exploration (A)                        23,200             315
   Stone Energy *                                          8,321              33
   Superior Energy Services *                             56,660             747
   Swift Energy * (A)                                     75,188             541
   T-3 Energy Services, Cl 3 * (A)                         8,596              95
   Teekay Tankers, Cl A (A)                               19,300             222
   Tesoro (A)                                             24,200             357
   Tetra Technologies *                                  129,100             369
   Vaalco Energy *                                        64,652             368
   W&T Offshore (A)                                       42,398             341
   Walter Industries                                      13,500             245
   Warren Resources *                                     25,300              16
   Western Refining (A)                                   35,905             407
   Westmoreland Coal *                                     7,600              45
   Whiting Petroleum *                                    19,573             456
   Willbros Group *                                       52,397             376
   World Fuel Services                                    81,473           2,363
                                                                   -------------
                                                                          37,766
                                                                   -------------
FINANCIALS -- 18.7%
   Abington Bancorp                                       12,200              88
   Advance America Cash Advance Centers                   83,163              85
   Advanta, Cl B (A)                                      33,450              16
   Affiliated Managers Group *                            23,768             855
   Alexander's +++                                            48               7


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Alexandria Real Estate Equities +++ (A)                 8,683   $         347
   Allied World Assurance Holdings                        13,700             526
   AMB Property +++                                       30,500             363
   AMBAC Financial Group (A)                              23,853              14
   American Campus Communities +++                        10,982             188
   American Equity Investment Life
   Holding (A)                                            85,280             328
   American Financial Group (A)                           22,725             354
   American Safety Insurance
   Holdings *                                              4,700              48
   Amerisafe *                                            21,980             319
   Amtrust Financial Services (A)                         51,496             432
   Anchor Bancorp Wisconsin                               15,500              11
   Anthracite Capital +++ (A)                             77,200              64
   Anworth Mortgage Asset +++ (A)                        377,415           2,276
   Apartment Investment & Management, Cl A +++ (A)       143,814             751
   Apollo Investments *                                   27,600             114
   Ares Capital                                           50,233             181
   Arrow Financial                                         3,252              77
   Aspen Insurance Holdings                              119,040           2,594
   Associated Banc (A)                                    40,600             587
   Associated Estates Realty +++                          13,320              74
   Assured Guaranty (A)                                   42,300             187
   Astoria Financial                                      40,907             292
   AvalonBay Communities +++ (A)                          25,583           1,085
   Bancfirst                                               2,060              72
   Banco Latinoamericano de
   Exportaciones, Cl E                                    52,100             472
   Bancorp Rhode Island                                    9,500             173
   Bancorpsouth (A)                                       33,802             630
   Bank Mutual (A)                                        23,179             196
   Bank of the Ozarks (A)                                 26,839             557
   BankFinancial                                          11,200              97
   Berkshire Hills Bancorp                                21,300             448
   BGC Partners, Cl A                                     56,991              97
   BioMed Realty Trust +++                                26,048             222
   Boston Private Financial
   Holdings (A)                                           15,170              53
   Boston Properties +++ (A)                              55,300           2,051
   Brasil Brokers Participacoes *                        530,500             326
   Brookline Bancorp                                      31,000             272
   Calamos Asset Management, Cl A (A)                     48,226             166
   CapitalSource                                         200,750             375
   Capitol Federal Financial                              17,922             664
   Capstead Mortgage +++                                 139,778           1,401
   Cardinal Financial                                     76,731             437
   Cardtronics *                                         138,248             194
   Care Investment Trust +++                              12,300              65
   Cash America International                             19,355             279
   Cathay General Bancorp (A)                             10,300             100
   CBL & Associates Properties +++ (A)                    41,359             128
   Cedar Shopping Centers +++ (A)                         55,000             261
   Center Financial                                        8,824              26
   Central Pacific Financial (A)                          85,671             340
   Chemical Financial (A)                                 28,248             540
   CIT Group                                              73,700             181

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Citizens Republic Bancorp                              36,000   $          27
   City Holding                                           13,520             354
   City National (A)                                      19,200             616
   CNA Surety * (A)                                       38,796             565
   Cohen & Steers                                         22,300             201
   Colonial BancGroup                                      5,300               2
   Columbia Banking System                                27,539             215
   Commerce Bancshares (A)                                 5,448             189
   Community Bank System                                  38,295             655
   Compass Diversified Holdings                            6,970              61
   Conseco *                                              67,100              81
   Corporate Office Properties Trust +++ (A)              33,900             848
   Cousins Properties +++ (A)                             40,700             289
   Crawford, Cl B *                                       12,924             103
   CVB Financial (A)                                      47,235             332
   Danvers Bancorp                                        54,400             697
   Delphi Financial Group, Cl A                           51,374             557
   Dime Community Bancshares                              40,538             400
   Dollar Financial * (A)                                 93,400             568
   Douglas Emmett +++ (A)                                114,400             860
   Duke Realty +++ (A)                                    37,000             255
   East West Bancorp (A)                                  20,719             147
   Eaton Vance                                            28,725             497
   Education Realty Trust +++                             60,474             221
   eHealth *                                              18,500             234
   EMC Insurance Group                                     3,571              71
   Employers Holdings                                     56,797             545
   Encore Bancshares *                                    17,820             107
   Endurance Specialty Holdings (A)                       48,711           1,090
   Enstar Group * (A)                                      1,900              88
   Entertainment Properties Trust +++ (A)                 22,660             338
   Equity Lifestyle Properties +++                         8,757             292
   Equity One +++ (A)                                     49,532             554
   Equity Residential +++ (A)                             65,700           1,156
   ESSA Bancorp                                           33,704             405
   Essex Property Trust +++ (A)                           13,500             734
   Evercore Partners, Cl A                                69,239             845
   Extra Space Storage +++                                57,100             358
   Ezcorp, Cl A *                                         15,541             160
   FBL Financial Group, Cl A                              32,400              98
   FCStone Group *                                        48,387              79
   Federal Realty Investment Trust +++ (A)                26,400           1,086
   Federated Investors, Cl B (A)                          27,539             519
   Financial Federal                                      27,300             519
   First American                                         47,350           1,097
   First Bancorp                                          12,400              52
   First Cash Financial Services *                         6,296              86
   First Commonwealth Financial                           26,904             220
   First Community Bancshares                              3,900              46
   First Financial Bancorp (A)                            85,716             659
   First Financial Bankshares (A)                         10,075             433
   First Financial Holdings                               20,800             117
   First Horizon National (A)                            127,459           1,169
   First Merchants (A)                                     9,500              95
   First Midwest Bancorp (A)                              26,437             199
   First Niagara Financial Group (A)                     110,400           1,283
   First Potomac Realty Trust +++                         27,589             201
   Flagstone Reinsurance Holdings                          9,400              70


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Flushing Financial                                     15,934   $          98
   FNB (Pennsylvania)                                     32,042             201
   Forestar Group *                                       63,418             477
   Fpic Insurance Group * (A)                             18,552             688
   Franklin Street Properties +++                          6,031              64
   Frontier Financial                                     49,190              76
   Fulton Financial (A)                                   76,809             478
   General Shopping Brasil (Brazil) *                    252,400             201
   Getty Realty +++                                       20,368             339
   GFI Group                                                 220               1
   Glacier Bancorp (A)                                    34,500             531
   Gladstone Capital                                      13,982              92
   Gluskin Sheff @ Associates
      (Canada)                                            60,600             406
   Gluskin Sheff @ Associates
      (Canada) *                                             200               1
   Great Southern Bancorp (A)                              9,200             107
   Greenhill                                              20,850           1,347
   Grubb & Ellis (A)                                     420,360             240
   Hallmark Financial Services *                          12,534              86
   Hancock Holding (A)                                    43,358           1,230
   Hanover Insurance Group                                50,241           1,767
   Harleysville Group                                      9,890             294
   Hatteras Financial +++                                 75,800           1,808
   HCP +++ (A)                                            75,900           1,387
   Health Care REIT +++ (A)                                6,735             207
   Healthcare Realty Trust +++ (A)                         5,545              80
   Hercules Technology Growth
      Capital                                            184,516             799
   Hersha Hospitality Trust +++                           72,700             131
   Highbury Financial *                                  153,500             272
   Highwoods Properties +++ (A)                           16,181             306
   Home Bancshares (A)                                    12,900             236
   Home Federal Bancorp                                   29,800             220
   Horace Mann Educators                                  30,678             236
   Horizon Financial                                         400               1
   HRPT Properties Trust +++ (A)                         180,000             581
   Independent Bank                                        2,234              33
   Infinity Property & Casualty (A)                       20,283             721
   Inland Real Estate +++                                 37,100             289
   Interactive Brokers Group, Cl A *                      20,600             290
   IntercontinentalExchange *                                500              28
   International Bancshares (A)                           30,448             305
   Investment Technology Group * (A)                      20,081             391
   Investors Bancorp *                                    24,500             175
   Investors Real Estate Trust +++ (A)                    45,700             418
   IPC Holdings                                           37,496             953
   Jefferies Group                                        31,500             312
   Jones Lang LaSalle                                     22,365             445
   Kansas City Life Insurance (A)                         15,400             366
   KBW * (A)                                              44,869             638
   Kite Realty Group Trust +++                            16,400              56
   Knight Capital Group, Cl A *                           66,243           1,165
   LaBranche *                                            31,700             183
   LaSalle Hotel Properties +++                           31,100             165
   Lexington Realty Trust +++                             57,600             185
   Life Partners Holdings                                    375               6
   LTC Properties +++                                     45,518             777
   Macerich +++ (A)                                       58,700             670
   Mack-Cali Realty +++                                   13,400             229
   MainSource Financial Group (A)                         22,500             126

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   MarketAxess Holdings *                                130,256   $       1,028
   Max Capital Group                                      50,100             827
   Meadowbrook Insurance Group                           268,168           1,545
   Medical Properties Trust +++ (A)                       61,800             216
   MFA Mortgage Investments +++                          579,892           3,329
   MGIC Investment                                        20,000              45
   Mid-America Apartment Communities +++ (A)              22,897             592
   Midwest Banc Holdings                                   7,624               8
   Montpelier Re Holdings (A)                             58,213             739
   MSCI, Cl A *                                           74,832           1,179
   National Health Investors +++                           6,643             158
   National Interstate                                     3,656              61
   National Penn Bancshares                               24,016             178
   National Retail Properties +++ (A)                     15,159             218
   Nationwide Health Properties +++                       35,412             717
   Navigators Group *                                     29,782           1,556
   NBT Bancorp                                            24,054             473
   Nelnet, Cl A (A)                                       81,000             413
   NewAlliance Bancshares                                 53,292             608
   NorthStar Realty Finance +++ (A)                        1,000               2
   Northwest Bancorp                                       3,400              52
   NYSE Euronext                                           4,700              79
   OceanFirst Financial                                   23,960             227
   Odyssey Re Holdings                                     8,248             383
   Old National Bancorp (A)                               49,026             572
   Omega Healthcare Investors +++                         17,904             235
   One Liberty Properties +++                             11,900              35
   optionsXpress Holdings                                 64,627             638
   Oriental Financial Group                               33,900              59
   Pacific Capital Bancorp                                 6,500              47
   Pacific Continental                                     2,200              25
   PacWest Bancorp (A)                                    85,252           1,166
   Park National (A)                                       2,200             106
   Pennsylvania Commerce Bancorp *                         2,000              29
   Pennsylvania Real Estate Investment
      Trust +++ (A)                                       53,800             164
   Penson Worldwide * (A)                                 48,850             235
   Peoples Bancorp                                         5,700              53
   PHH * (A)                                             112,198           1,079
   Pico Holdings *                                        21,058             460
   Platinum Underwriters Holdings                         85,750           2,404
   PMA Capital, Cl A *                                    35,719             184
   Portfolio Recovery Associates *                         3,621              82
   Post Properties +++ (A)                                72,900             703
   Potlatch +++                                            3,655              83
   Presidential Life                                      26,874             177
   ProAssurance *                                         24,842           1,187
   ProLogis +++ (A)                                       56,200             325
   Prosperity Bancshares (A)                              49,488           1,263
   Provident Bankshares (A)                               79,200             471
   Provident Financial Services                           16,514             154
   Provident New York Bancorp                             11,900             102
   PS Business Parks +++                                  18,632             641
   Public Storage +++                                     26,924           1,494
   RAIT Financial Trust +++ (A)                           45,800              38
   RAM Holdings *                                          6,600               2
   Rayonier +++                                           10,600             282
   Realty Income +++ (A)                                  18,568             326
   Redwood Trust +++ (A)                                 132,425           1,788
   Regency Centers +++ (A)                                31,800             858


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Reinsurance Group of America, Cl A                     17,494   $         476
   RenaissanceRe Holdings                                 13,200             594
   Republic Bancorp, Cl A (A)                             19,100             358
   Riskmetrics Group *                                    47,520             522
   RLI (A)                                                 7,454             365
   S&T Bancorp                                            11,900             270
   Safety Insurance Group (A)                             26,601             832
   Sanders Morris Harris Group                            17,022              73
   Sandy Spring Bancorp (A)                                8,500              91
   Santander BanCorp (A)                                  36,400             321
   SCBT Financial                                          2,489              50
   SeaBright Insurance Holdings *                         40,784             396
   Selective Insurance Group                              62,418             751
   Senior Housing Properties Trust +++ (A)                52,954             668
   Sierra Bancorp (A)                                      4,000              25
   Signature Bank NY * (A)                                44,174           1,105
   Simon Property Group +++ (A)                           47,100           1,559
   SL Green Realty +++ (A)                                98,200           1,141
   Smithtown Bancorp (A)                                   2,500              28
   South Financial Group (A)                              26,000              33
   Southside Bancshares                                   11,070             193
   Southwest Bancorp                                       8,900              87
   Sovran Self Storage +++                                10,003             212
   StanCorp Financial Group                                2,186              39
   State Auto Financial                                    5,000              84
   State Bancorp                                           3,900              19
   StellarOne (A)                                         14,140             176
   Sterling Bancshares                                    26,919             147
   Stewart Information Services (A)                       52,000             759
   Stifel Financial *                                      3,413             112
   Strategic Hotels & Resorts +++ (A)                    105,700              87
   Student Loan (A)                                        9,500             358
   Sun Bancorp *                                           7,900              35
   Sun Communities +++ (A)                                61,400             542
   Sunstone Hotel Investors +++ (A)                       86,764             190
   Superior Bancorp *                                      8,582              21
   Susquehanna Bancshares (A)                             26,683             234
   SVB Financial Group * (A)                              36,251             593
   SWS Group                                              43,769             594
   Tanger Factory Outlet Centers +++                       1,779              49
   Taubman Centers +++ (A)                                24,300             380
   TCF Financial (A)                                     110,788           1,358
   TD Ameritrade Holding *                                17,831             212
   Texas Capital Bancshares *                              2,500              24
   Titanium Asset *(G)                                   132,700             664
   Tompkins Financial                                      7,380             295
   Tower Group                                            22,813             465
   TradeStation Group *                                   86,664             463
   Trico Bancshares                                       12,600             166
   Trustco Bank (A)                                      149,867             907
   Trustmark (A)                                           6,088             108
   UCBH Holdings (A)                                     164,769             264
   UMB Financial                                          17,878             678
   Umpqua Holdings                                         8,542              73
   United Bankshares (A)                                  14,477             223
   United Community Banks                                 40,994             142
   United Financial Bancorp                               55,531             715
   Unitrin                                                 3,600              39
   Universal Health Realty Income Trust +++                  352              11

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Uranium Participation *                                80,300   $         383
   U-Store-It Trust +++                                   18,800              47
   Validus Holdings                                       43,500           1,041
   Value Creation *(E)(G)                                119,600             292
   Ventas +++                                             65,800           1,419
   Victory Acquisition *                                  46,214             455
   ViewPoint Financial Group                              27,500             366
   Vornado Realty Trust +++ (A)                           41,500           1,358
   Waddell & Reed Financial, Cl A                         23,400             330
   Washington Federal (A)                                 19,401             221
   Washington Real Estate Investment Trust +++ (A)        14,022             241
   Webster Financial (A)                                  25,450              99
   WesBanco                                               16,400             291
   Westamerica Bancorporation (A)                         32,044           1,278
   Westfield Financial                                    72,900             687
   Whitney Holding (A)                                    30,634             338
   Willis Group Holdings                                  14,262             312
   Wilshire Bancorp                                       13,800              66
   World Acceptance * (A)                                 56,243             824
   WR Berkley (A)                                         21,200             441
   WSFS Financial                                         17,879             395
   Zenith National Insurance                              63,909           1,405
   Zions Bancorporation (A)                               30,839             289
                                                                   -------------
                                                                         137,866
                                                                   -------------
HEALTH CARE -- 14.0%
   Abaxis * (A)                                           79,283           1,240
   Accelrys *                                            103,000             366
   Achillion Pharmaceuticals *                           113,972             181
   Acorda Therapeutics *                                  48,201           1,060
   Affymax * (A)                                           7,200              94
   Affymetrix *                                           30,926              66
   Albany Molecular Research *                            37,919             329
   Alexion Pharmaceuticals * (A)                          61,854           2,115
   Align Technology *                                     16,739             115
   Alkermes *                                            108,324           1,092
   Alliance HealthCare Services *                         72,326             593
   Allos Therapeutics *                                    9,235              52
   Allscripts-Misys Healthcare Solutions (A)              80,085             697
   Alnylam Pharmaceuticals * (A)                          19,400             358
   AMAG Pharmaceuticals * (A)                             35,928             972
   Amedisys * (A)                                          8,776             287
   American Medical Systems Holdings *                    65,422             677
   AMERIGROUP * (A)                                       25,631             635
   AMN Healthcare Services *                             114,035             742
   Amsurg, Cl A * (A)                                    101,448           1,585
   Analogic                                                5,056             143
   Angiodynamics *                                        29,160             346
   Arena Pharmaceuticals * (A)                           143,300             598
   Ariad Pharmaceuticals *                                10,296              11
   Array Biopharma *                                     106,383             332
   Assisted Living Concepts, Cl A *                       26,644              79
   athenahealth *                                         27,905             711
   Biogen Idec *                                           7,100             327
   BioMarin Pharmaceutical *                             128,392           1,541
   Bio-Rad Laboratories, Cl A *                            7,942             442
   Bio-Reference Labs *                                    2,133              50
   Bruker *                                               85,700             361
   Cambrex * (A)                                         201,803             436


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Cantel Medical *                                       10,200   $         127
   Capital Senior Living *                                 1,658               5
   Caraco Pharmaceutical
      Laboratories *                                       6,050              25
   Cardiac Science *                                       8,100              29
   Cardiome Pharma *                                     232,243             889
   CardioNet * (A)                                        19,493             487
   Catalyst Health Solutions *                            57,457           1,211
   Celera *                                               12,341              79
   Centene *                                              51,979             883
   Cephalon *                                              2,400             157
   Cepheid *                                              51,192             342
   Charles River Laboratories
      International * (A)                                 26,100             647
   Chemed (A)                                             37,648           1,499
   Columbia Laboratories *                                14,218              20
   Community Health Systems * (A)                         31,200             510
   Computer Programs & Systems                               700              19
   Conceptus *                                            20,278             228
   Conmed *                                               92,157           1,252
   Cooper                                                 97,337           2,140
   Cougar Biotechnology * (A)                              7,478             187
   Covance *                                              13,900             528
   Cross Country Healthcare *                            103,408             765
   CryoLife *                                             14,889              75
   Cubist Pharmaceuticals *                               48,647             691
   CV Therapeutics * (A)                                  15,583             249
   Cyberonics * (A)                                       72,260             972
   Cypress Bioscience * (A)                               62,127             524
   Depomed *                                               1,658               3
   Dionex *                                                  486              23
   Discovery Laboratories * (A)                           57,900              63
   Durect *                                              379,512             755
   Edwards Lifesciences *                                  9,890             550
   Emergency Medical Services, Cl A * (A)                 10,508             322
   Emergent Biosolutions *                                 7,746             150
   Endo Pharmaceuticals Holdings * (A)                    11,480             218
   Enzo Biochem *                                         34,256             126
   eResearch Technology *                                 76,165             369
   ev3 *                                                  98,869             582
   Exelixis * (A)                                         46,259             200
   Facet Biotech *                                         5,219              34
   Genoptix *                                              5,935             180
   Gen-Probe *                                            11,000             446
   Gentiva Health Services *                              30,149             522
   Greatbatch *                                           22,800             444
   GTx * (A)                                              12,100             113
   Haemonetics *                                           9,952             531
   Halozyme Therapeutics *                                86,881             385
   Hanger Orthopedic Group *                              39,940             531
   Health Net * (A)                                       64,300             849
   Healthsouth * (A)                                      71,668             563
   Healthspring *                                         50,669             410
   HealthTronics *                                        45,300              66
   HLTH *                                                  3,046              33
   HMS Holdings *                                          7,300             222
   Hologic *                                              54,200             614
   ICU Medical *                                          18,800             593
   Idexx Laboratories *                                   18,900             569
   I-Flow *                                               94,159             299

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Illumina *                                              6,200   $         194
   Immucor *                                              86,597           1,943
   Immunomedics *                                          8,975               9
   Incyte * (A)                                          226,300             523
   Integra LifeSciences Holdings * (A)                    17,399             454
   InterMune * (A)                                        12,000             181
   Intuitive Surgical *                                   10,488             954
   Invacare                                               31,950             512
   Inverness Medical Innovations *                        10,900             245
   IPC The Hospitalist *                                  64,454           1,033
   Isis Pharmaceuticals * (A)                             93,408           1,201
   Kendle International *                                 21,684             405
   Kensey Nash *                                          13,580             259
   Kindred Healthcare *                                  102,551           1,476
   Kinetic Concepts * (A)                                 14,300             311
   King Pharmaceuticals *                                 24,276             178
   KV Pharmaceutical, Cl A *                               1,250               1
   Laboratory Corp of America Holdings *                   2,100             116
   LCA-Vision (A)                                         42,200             116
   LHC Group * (A)                                       102,357           2,040
   Life Sciences Research *                               74,059             375
   Life Technologies *                                     2,800              82
   LifePoint Hospitals * (A)                              27,461             577
   Ligand Pharmaceuticals, Cl B *                         39,120             106
   Lincare Holdings *                                     19,100             402
   Luminex *                                              13,573             225
   Magellan Health Services *                             31,753           1,053
   Martek Biosciences (A)                                 49,353             924
   Masimo * (A)                                           28,050             701
   Matrixx Initiatives *                                   2,594              46
   Maxygen *                                              26,528             184
   Medarex * (A)                                         278,247           1,088
   MedAssets *                                            15,125             223
   Medcath *                                               5,778              46
   Medical Staffing Network Holdings *                    74,900              11
   Medicines *                                            58,700             720
   Medicis Pharmaceutical, Cl A (A)                      112,232           1,266
   Mednax * (A)                                           75,716           2,241
   Meridian Bioscience                                    25,800             518
   Merit Medical Systems *                                56,830             633
   Metabolix *                                            18,239             107
   Micrus Endovascular * (A)                              23,101             146
   Molina Healthcare *                                     8,917             167
   Momenta Pharmaceuticals * (A)                          49,064             471
   MWI Veterinary Supply *                                28,223             712
   Myriad Genetics * (A)                                  29,534           2,329
   National Dentex *                                       9,100              27
   Natus Medical *                                         5,400              42
   Nighthawk Radiology Holdings *                         45,481             121
   NovaMed *                                              68,524             178
   Noven Pharmaceuticals *                                47,800             389
   NPS Pharmaceuticals *                                  25,477             116
   NuVasive * (A)                                         27,719             786
   Obagi Medical Products *                                1,765               9
   Odyssey HealthCare *                                   52,700             546
   Omnicell *                                             96,215             691
   Onyx Pharmaceuticals *                                 17,089             513
   Optimer Pharmaceuticals * (A)                          23,342             250
   Orthofix International *                                4,459              71


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   OSI Pharmaceuticals *                                  32,359   $       1,104
   Owens & Minor                                          30,147           1,016
   Palomar Medical Technologies *                         19,703             144
   Par Pharmaceutical *                                   67,274             896
   Parexel International *                                88,400             811
   Patterson * (A)                                        21,171             383
   PDL BioPharma                                          82,227             483
   Perrigo (A)                                            41,512             834
   PharmaNet Development Group *                              23              --
   PharMerica * (A)                                       62,855           1,055
   Phase Forward *                                       120,947           1,675
   Pozen * (A)                                           250,562           1,496
   Profarma Distribuidora de Produtos
      Farmaceuticos
      (Brazil)                                            59,450             125
   Providence Service *                                   50,500             159
   PSS World Medical *                                    20,066             290
   Psychiatric Solutions * (A)                           110,806           1,877
   Questcor Pharmaceuticals *                             22,849             111
   Quidel *                                               99,093           1,094
   Regeneron Pharmaceuticals *                            27,499             392
   RehabCare Group *                                      15,454             226
   Res-Care *                                             82,525           1,009
   Rigel Pharmaceuticals * (A)                            95,500             500
   Salix Pharmaceuticals *                                57,666             430
   Seattle Genetics * (A)                                 25,147             202
   Sepracor *                                             15,700             235
   Sequenom * (A)                                         24,664             361
   Sirona Dental Systems * (A)                            33,688             376
   Skilled Healthcare Group, Cl A *                       24,000             203
   Somanetics *                                           25,386             309
   SonoSite *                                              2,957              55
   STERIS (A)                                             72,159           1,664
   Sun Healthcare Group *                                 53,894             482
   Symmetry Medical *                                     41,437             222
   Techne                                                  5,300             259
   Teleflex                                               21,187           1,006
   Theravance * (A)                                       53,180             741
   Thoratec * (A)                                         31,388             717
   TomoTherapy *                                         115,829             280
   United Therapeutics *                                  18,686           1,254
   Universal American Financial *                          2,899              19
   Universal Health Services, Cl B                        13,600             501
   US Physical Therapy *                                   7,972              82
   Valeant Pharmaceuticals International *                 1,414              25
   Varian *                                               53,362           1,207
   Viropharma * (A)                                      123,202             511
   Volcano * (A)                                          48,420             724
   West Pharmaceutical Services (A)                       10,739             330
   Wright Medical Group * (A)                             15,665             229
   XenoPort *                                              2,800              59
   Zoll Medical *                                          8,100             111
                                                                   -------------
                                                                         103,455
                                                                   -------------
INDUSTRIALS -- 15.4%
   AAON                                                   23,969             372
   ABM Industries                                         29,600             362
   Actuant, Cl A                                          11,281             116
   Acuity Brands (A)                                      42,752             980
   Administaff                                             2,376              46

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Aegean Marine Petroleum Network (A)                   235,848   $       3,868
   AerCap Holdings *                                     313,100           1,011
   Airtran Holdings *                                     95,100             284
   Allegiant Travel * (A)                                 14,965             514
   Allen-Vanguard *                                      822,000              75
   Altra Holdings *                                       34,200             184
   American Ecology                                        6,681             105
   American Reprographics *                                4,418              17
   American Science & Engineering                          1,400              85
   American Woodmark (A)                                   2,800              41
   Ameron International                                   12,000             586
   Ampco-Pittsburgh                                       12,900             141
   AO Smith (A)                                           33,616             858
   Apogee Enterprises                                     49,202             466
   Applied Industrial Technologies (A)                    45,300             730
   Applied Signal Technology                              13,300             254
   Arkansas Best (A)                                      42,726             744
   Armstrong World Industries                              8,310             106
   Astec Industries * (A)                                 21,600             480
   ATC Technology *                                       58,178             606
   Axsys Technologies *                                    8,535             284
   AZZ *                                                   3,700              75
   Badger Meter (A)                                       16,086             404
   Baldor Electric                                        12,842             157
   Barnes Group                                           67,355             628
   BE Aerospace *                                         79,269             591
   Beacon Roofing Supply * (A)                            60,960             669
   Belden                                                 39,933             426
   Blount International *                                  3,148              23
   Bowne                                                  36,735              58
   Brady, Cl A                                            26,462             453
   Briggs & Stratton                                      44,415             541
   Brink's                                                48,800           1,165
   Bucyrus International, Cl A                            25,325             315
   C.H. Robinson Worldwide                                 3,800             157
   Carlisle                                               27,900             553
   CBIZ * (A)                                             26,787             184
   CDI                                                     1,293              10
   Celadon Group *                                        92,384             531
   Ceradyne *                                             37,850             650
   Chart Industries *                                     20,674             133
   China Fire & Security Group * (A)                      19,100             126
   CIRCOR International                                   31,481             700
   Clarcor                                                29,810             786
   Clean Harbors *                                         2,606             127
   Colfax *                                               12,600              92
   Columbus McKinnon *                                    18,966             166
   Comfort Systems USA (A)                                73,700             702
   Consolidated Graphics *                                14,190             191
   Continental Airlines, Cl B * (A)                       46,164             462
   Con-way (A)                                            44,616             674
   Copa Holdings, Cl A                                    49,476           1,308
   Copart * (A)                                           26,531             717
   Corrections of America *                               64,630             686
   CoStar Group * (A)                                     89,797           2,290
   Courier                                                15,845             216
   CRA International *                                    35,939             785
   Crane                                                 131,050           1,976
   Cubic                                                  40,000           1,042
   Danaos (A)                                             26,000             116


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Deluxe (A)                                             87,754   $         677
   Diamond Management & Technology
      Consultants, Cl A                                   78,600             167
   Diana Shipping                                         16,400             192
   Donaldson                                               3,200              78
   Duff & Phelps, Cl A *                                  39,134             542
   Dycom Industries *                                     82,011             379
   Dynamic Materials                                      24,500             228
   DynCorp International, Cl A *                          22,600             276
   EMCOR Group *                                         124,083           1,912
   Energy Conversion Devices * (A)                        14,890             327
   EnergySolutions                                       125,523             810
   Ennis                                                  19,921             163
   EnPro Industries * (A)                                 52,870             870
   ESCO Technologies * (A)                                22,446             730
   Esterline Technologies *                                2,616              66
   Expeditors International Washington                     8,200             226
   Fastenal                                                7,000             211
   Federal Signal                                         46,301             293
   Force Protection * (A)                                 95,672             494
   Forward Air                                            32,370             539
   FTI Consulting *                                       31,972           1,168
   G&K Services, Cl A                                     30,709             548
   Gardner Denver *                                       20,329             385
   GATX                                                    9,400             172
   Genco Shipping & Trading (A)                           11,200             137
   GenCorp *                                              19,500              49
   General Cable *                                        10,600             164
   Genesee & Wyoming, Cl A * (A)                          53,127           1,110
   Geo Group *                                            74,695             883
   GeoEye * (A)                                           24,100             545
   Gibraltar Industries (A)                               38,983             256
   GrafTech International *                               92,686             524
   Graham                                                 12,731             104
   Granite Construction (A)                               14,642             521
   H&E Equipment Services * (A)                           80,500             414
   Harsco                                                 18,400             380
   Hawaiian Holdings *                                    68,796             218
   Healthcare Services Group (A)                          52,485             807
   Heico, Cl A                                            14,592             291
   HEICO CORP (A)                                         12,000             293
   Heidrick & Struggles International                      5,359              86
   Herman Miller                                          19,194             193
   Hexcel *                                               29,022             180
   HNI                                                     7,525              74
   Horizon Lines, Cl A                                   147,524             502
   Houston Wire & Cable                                    7,800              46
   HUB Group, Cl A *                                      26,438             475
   Hubbell, Cl B                                          26,546             699
   Hudson Highland Group *                                84,600              98
   Huron Consulting Group *                               32,305           1,333
   ICF International * (A)                                87,419           2,097
   ICT Group *                                             4,100              15
   IDEX                                                   63,485           1,227
   II-VI *                                                 5,300              95
   Innerworkings *                                       158,051             332
   Insteel Industries                                     13,340              84
   Interface, Cl A                                        36,989              82
   JB Hunt Transport Services                             46,100             940
   JetBlue Airways * (A)                                  93,700             357
   Kadant *                                               28,819             261

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Kaman                                                   9,367   $         110
   Kansas City Southern * (A)                             55,177             976
   Kaydon                                                 21,895             547
   KBR                                                    42,000             529
   Kelly Services, Cl A (A)                               12,776              97
   Kennametal                                              9,388             153
   Kforce *                                               96,600             619
   Kirby *                                                45,600           1,005
   Knight Transportation                                 110,791           1,436
   Knoll                                                  74,886             494
   Korn/Ferry International *                             57,100             528
   LaBarge *                                              12,400              69
   Ladish *                                               53,026             363
   Landstar System                                        18,075             572
   Lawson Products                                            87               1
   LB Foster, Cl A *                                      22,563             482
   LECG *                                                 95,200             258
   Lennox International                                   27,788             720
   Lindsay Manufacturing                                   2,600              63
   LS Starrett, Cl A                                       1,700              12
   Lydall *                                               18,660              52
   M&F Worldwide *                                        28,652             302
   Manitowoc                                              37,033             152
   Manpower                                               16,235             453
   Marten Transport *                                     20,576             341
   MasTec *                                              105,030             994
   McDermott International * (A)                          60,700             716
   Mcgrath Rentcorp                                        8,706             136
   Met-Pro                                                13,900             101
   Michael Baker *                                        15,800             506
   Mine Safety Appliances                                 12,928             236
   Monster Worldwide * (A)                                66,400             438
   MPS Group *                                           105,100             522
   MSC Industrial Direct, Cl A                            27,700             847
   Mueller Industries                                     43,578             787
   Mueller Water Products, Cl A                           90,262             194
   NACCO Industries, Cl A                                 10,900             227
   Navigant Consulting *                                  16,563             215
   Navistar International *                               24,800             699
   Nordson (A)                                            15,500             386
   Northwest Pipe *                                        9,995             272
   Old Dominion Freight Line *                           110,701           2,412
   On Assignment *                                        27,247              64
   Orbital Sciences * (A)                                 33,727             477
   Orion Marine Group * (A)                               68,300             608
   Oshkosh Truck (A)                                      29,740             186
   Pacer International (A)                                53,076             155
   Pall                                                   35,000             832
   Paragon Shipping, Cl A                                 25,700              96
   Pike Electric *                                        12,710             104
   Powell Industries *                                     2,600              78
   PRG-Schultz International *                            43,457             163
   Quanex Building Products                               91,175             639
   Quanta Services *                                      93,360           1,643
   Raven Industries (A)                                   14,820             269
   Regal-Beloit (A)                                       46,756           1,341
   Republic Airways Holdings * (A)                        96,321             666
   Resources Connection *                                 55,787             767
   Ritchie Bros Auctioneers                               29,250             440
   Robbins & Myers                                        17,555             283
   Rollins                                                13,300             210
   RSC Holdings * (A)                                    146,800             675


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Rush Enterprises, Cl A *                              106,295   $         868
   Ryder System                                           33,000             754
   Saia *                                                 22,910             199
   School Specialty * (A)                                 63,264             890
   Shaw Group *                                            2,695              63
   Silvercorp Metals *                                    41,500              92
   Skywest                                                65,486             671
   Southwest Airlines                                     70,057             413
   Spherion *                                            130,900             161
   Spire * (A)                                            13,610              68
   Standard Parking *                                     48,544             790
   Standard Register                                      38,994             189
   Standex International                                   2,127              23
   Steelcase, Cl A (A)                                    74,100             299
   SunPower, Cl B *                                       10,356             256
   SYKES Enterprises *                                     8,357             133
   TAL International Group (A)                            52,500             392
   Tecumseh Products, Cl A *                              82,291             436
   Teledyne Technologies *                                40,889             937
   Terex *                                                53,452             477
   Tetra Tech *                                           69,662           1,560
   Textainer Group Holdings                               64,000             378
   Textron                                                43,000             243
   Thermadyne Holdings *                                     283               1
   Timken                                                  3,634              44
   Titan Machinery *                                     116,940           1,079
   Toro                                                    3,173              69
   TransDigm Group *                                      40,555           1,433
   Tredegar                                               13,305             222
   Trex * (A)                                             15,700             141
   Trimas *                                                9,616              11
   Triumph Group                                           8,855             320
   TrueBlue *                                             61,700             434
   Twin Disc                                                 831               4
   UAL *                                                 126,700             622
   Ultralife * (A)                                        16,700             123
   United Rentals * (A)                                   15,478              63
   United Stationers *                                    19,430             422
   Vitran, Cl A *                                         68,669             247
   Volt Information Sciences *                            15,974             125
   Wabtec (A)                                             36,968             989
   Waste Connections *                                    63,477           1,513
   Waste Services *                                       31,400             137
   Watson Wyatt Worldwide, Cl A                           31,524           1,548
   Watts Water Technologies, Cl A                         13,884             236
   Werner Enterprises (A)                                 21,651             295
   WESCO International *                                  79,854           1,326
   Woodward Governor (A)                                  35,100             604
   Xerium Technologies                                     4,022               3
   YRC Worldwide * (A)                                    31,300              69
                                                                   -------------
                                                                         113,615
                                                                   -------------
INFORMATION TECHNOLOGY -- 18.6%
   3Com *                                                358,436             792
   Actel *                                                51,400             466
   Actuate *                                              56,500             202
   Acxiom                                                 68,855             570
   Adaptec *                                              55,942             131
   ADC Telecommunications * (A)                           97,326             276
   Adtran                                                 29,650             428
   Advanced Energy Industries *                           86,922             588
   Airvana *                                               8,100              44

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Akamai Technologies *                                  96,850   $       1,752
   Alliance Semiconductor                                 77,500              19
   Amkor Technology * (A)                                 62,000             106
   Anixter International * (A)                            12,317             362
   Ansys *                                                44,841             904
   Applied Micro Circuits *                              176,250             636
   Ariba *                                               203,459           1,780
   ARM Holdings ADR (A)                                  185,500             777
   Arris Group * (A)                                     450,409           2,757
   Arrow Electronics *                                    44,469             740
   Art Technology Group *                                554,051           1,208
   AsiaInfo Holdings *                                       972              12
   Asyst Technologies *                                  358,300              72
   Atheros Communications *                               43,675             528
   Atmel *                                               358,859           1,281
   ATMI *                                                 91,526           1,217
   Avocent *                                              79,244             949
   Axesstel *                                            276,441             100
   Bankrate * (A)                                         47,456           1,058
   Benchmark Electronics *                               101,634             993
   BigBand Networks *                                     17,100              93
   Black Box                                              29,291             581
   Blackboard * (A)                                       24,365             669
   BluePhoenix Solutions *                               176,600             350
   Brightpoint *                                          48,091             189
   Broadridge Financial Solutions                         67,900           1,085
   Brocade Communications Systems *                      375,900           1,045
   Brooks Automation *                                    14,913              64
   Cabot Microelectronics *                                8,088             166
   CACI International, Cl A * (A)                         26,836           1,148
   Checkpoint Systems *                                   11,386              89
   Ciber *                                                89,300             231
   Ciena *                                                25,700             138
   Cirrus Logic *                                         47,466             169
   Cognex (A)                                             56,910             626
   Cogo Group *                                           28,600             176
   Coherent * (A)                                         30,245             463
   CommScope *                                            81,690             729
   Commvault Systems *                                     8,102              89
   Compuware *                                            19,827             117
   comScore *                                             62,236             561
   Comverge * (A)                                         19,407              83
   Comverse Technology *                                 157,000             856
   Concur Technologies * (A)                             115,170           2,417
   CPI International *                                    32,300             238
   CSG Systems International * (A)                        89,440           1,209
   CTS                                                   130,953             412
   Cybersource * (A)                                      77,485             955
   Cymer *                                                34,500             637
   Cypress Semiconductor *                                37,855             211
   Daktronics                                             16,200             111
   DealerTrack Holdings * (A)                            135,196           1,428
   Dice Holdings *                                        16,429              39
   Diebold (A)                                            17,223             381
   Digi International *                                   70,300             503
   Digital River *                                         8,965             214
   Diodes * (A)                                           33,220             259
   Dolby Laboratories, Cl A *                              9,300             261
   DSP Group *                                           141,159             783
   DTS *                                                  89,930           1,490
   Earthlink * (A)                                       172,026           1,084


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   EF Johnson Technologies *                             103,800   $         104
   Electro Rent                                            8,671              66
   Electronic Arts *                                      13,467             220
   Electronics for Imaging *                              27,919             248
   Emulex *                                              256,138           1,347
   Entegris *                                              3,896               2
   Entrust *                                              74,900             117
   EPIQ Systems * (A)                                     44,487             750
   Equinix * (A)                                          38,389           1,782
   Euronet Worldwide *                                    97,202             952
   F5 Networks *                                          24,543             491
   Factset Research Systems (A)                           16,385             631
   Fair Isaac                                            105,772           1,158
   Fairchild Semiconductor
      International, Cl A *                               67,422             236
   Flir Systems *                                         24,750             505
   Gartner *                                              10,816             109
   GSI Commerce * (A)                                     77,204             856
   Harris Stratex Networks, Cl A *                       136,595             537
   Heartland Payment Systems                              19,972             110
   Hewitt Associates, Cl A *                              17,800             525
   Hittite Microwave *                                     8,200             226
   iGate                                                  12,400              37
   Ikanos Communications *                               129,100             185
   Imation (A)                                           155,139           1,247
   Immersion *                                            68,304             263
   Information Services Group *                          161,773             514
   Integral Systems *                                     87,830             802
   Integrated Device Technology *                         92,347             414
   InterDigital * (A)                                     18,472             543
   Intermec *                                             33,451             338
   IXYS                                                   41,202             347
   j2 Global Communications *                             22,800             427
   Jabil Circuit                                          29,991             124
   Jack Henry & Associates (A)                            33,758             538
   JDA Software Group *                                  112,057           1,087
   JDS Uniphase *                                         21,693              60
   Kenexa *                                               23,900             110
   Keynote Systems * (A)                                  59,300             437
   Knot * (A)                                            171,488           1,062
   Lam Research *                                         20,000             391
   Lattice Semiconductor *                                 7,875              10
   Lawson Software * (A)                                 387,772           1,489
   LeCroy * (A)                                           71,700             108
   Lender Processing Services                             16,100             422
   Lexmark International, Cl A *                           9,600             165
   Linear Technology                                      18,500             403
   Lionbridge Technologies *                              41,900              55
   Liquidity Services *                                   13,700              64
   Littelfuse * (A)                                       30,257             346
   LTX-Credence * (A)                                    208,927              42
   Manhattan Associates * (A)                             56,400             835
   Mantech International, Cl A *                          22,967           1,198
   Marvell Technology Group *                             21,000             158
   MAXIMUS (A)                                            54,100           1,994
   Maxwell Technologies * (A)                             14,900              88
   Measurement Specialties *                               9,075              33
   MEMC Electronic Materials *                            24,100             362
   Mentor Graphics * (A)                                 113,279             502
   Mercury Computer Systems *                             77,500             478
   Merrimac Industries *                                  12,200              24
   Methode Electronics                                    92,692             329

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Micrel                                                 78,200   $         520
   Microsemi * (A)                                        80,552             814
   MicroStrategy, Cl A *                                  23,081             843
   MKS Instruments *                                      63,153             795
   Monolithic Power Systems *                             52,328             678
   Move *                                                101,403             164
   MTS Systems                                            13,099             310
   Multi-Fineline Electronix *                            44,500             635
   National Instruments                                   22,200             383
   Ness Technologies *                                   108,789             319
   Net 1 UEPS Technologies *                              53,061             768
   Netgear *                                              47,700             527
   Netlogic Microsystems * (A)                            49,407           1,171
   Netscout Systems *                                     20,000             264
   Neutral Tandem *                                       31,261             624
   NIC                                                       900               4
   Novatel Wireless * (A)                                106,500             581
   Novell *                                               48,250             152
   Nuance Communications * (A)                            68,645             608
   Omniture *                                            169,943           1,931
   Omnivision Technologies *                              50,100             340
   ON Semiconductor * (A)                                150,800             552
   Open Text *                                            28,007             885
   Orbotech *                                            111,500             457
   Orckit Communications *                                61,800             130
   OSI Systems *                                          34,800             550
   Parametric Technology *                               118,392             964
   Park Electrochemical                                   27,962             439
   Parkervision * (A)                                    126,000             213
   Pegasystems                                             4,966              71
   Perfect World ADR * (A)                                38,725             445
   Perot Systems, Cl A *                                  51,985             592
   Pixelworks *                                           18,490              10
   Plantronics                                            21,740             187
   PLATO Learning *                                       59,300              95
   Plexus * (A)                                           25,088             322
   PLX Technology * (A)                                  119,323             255
   PMC - Sierra *                                         97,652             499
   Polycom *                                              26,200             348
   Power Integrations (A)                                 44,413             815
   Presstek * (A)                                         67,240             110
   Progress Software *                                    26,700             426
   QLogic * (A)                                           77,710             716
   Quality Systems (A)                                    12,434             481
   Quantum * (A)                                         472,300             175
   Quest Software *                                       40,323             456
   Rackable Systems *                                     52,467             193
   Radisys * (A)                                          44,500             271
   RADWARE *                                             106,200             638
   RealNetworks *                                         19,000              44
   RF Micro Devices * (A)                                 89,100              81
   Richardson Electronics                                 25,765              77
   RightNow Technologies *                                16,541             131
   Riverbed Technology * (A)                               9,900             104
   Rogers *                                               20,153             368
   Rudolph Technologies *                                 74,900             203
   S1 *                                                   67,689             386
   Sapient *                                             383,225           1,468
   SAVVIS *                                               85,287             478
   Scansource *                                           19,601             311
   Seachange International *                             150,400             732
   Seagate Technology                                     57,000             245


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Semtech *                                               2,256   $          27
   Silicon Image *                                        44,519             103
   SkillSoft ADR *                                       112,495             774
   Skyworks Solutions * (A)                              284,500           1,849
   Sohu.com * (A)                                         12,876             636
   Solera Holdings *                                      46,423             965
   Sonic Solutions *                                      18,740              19
   SonicWALL *                                            11,900              53
   SPSS *                                                 40,424           1,015
   SRA International, Cl A * (A)                          91,327           1,240
   Standard Microsystems *                                59,871             932
   Starent Networks *                                      9,271             147
   Switch & Data *                                       104,548             643
   Sybase * (A)                                          105,256           2,861
   Symmetricom *                                          10,470              35
   Synaptics * (A)                                        42,793             888
   Synchronoss Technologies *                             81,550             778
   SYNNEX * (A)                                           33,390             495
   Synopsys *                                             17,859             333
   Take-Two Interactive Software                          32,100             199
   Taleo, Cl A *                                          66,714             600
   Tech Data *                                             5,200              90
   Technitrol                                             53,500              69
   TechTarget *                                           60,606             152
   Techwell *                                             17,200              95
   Tekelec * (A)                                         159,537           1,956
   TeleCommunication Systems, Cl A *                     112,566             929
   Tellabs *                                             162,358             617
   Teradyne *                                            137,800             569
   Terremark Worldwide *                                 124,034             341
   Tessera Technologies *                                 58,676             634
   TIBCO Software *                                      307,959           1,487
   TNS *                                                  54,300             363
   Trimble Navigation *                                   40,295             568
   TriQuint Semiconductor *                               27,900              65
   TTM Technologies * (A)                                 82,500             380
   Tyler Technologies * (A)                               60,007             817
   Ultimate Software Group *                              48,390             627
   Ultra Clean Holdings *                                 56,100              66
   Ultratech * (A)                                       109,979           1,208
   United Online                                         126,297             589
   Universal Display *                                    29,776             180
   Utstarcom * (A)                                       160,149             162
   Valueclick *                                           14,700              92
   Varian Semiconductor Equipment Associates *            37,000             675
   Veeco Instruments * (A)                                60,835             259
   Verint Systems *                                       68,400             308
   Vishay Intertechnology *                               17,181              44
   VistaPrint * (A)                                      152,655           3,740
   Vocus *                                                68,545           1,141
   Websense *                                             32,525             363
   Wind River Systems *                                  202,498           1,529
   Xyratex *                                              60,473             138
   Zebra Technologies, Cl A *                             29,900             525
   Zoran *                                               137,500             715
   Zygo *                                                 65,403             267
                                                                   -------------
                                                                         136,806
                                                                   -------------

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
MATERIALS -- 3.4%
   A. Schulman                                            64,625   $         923
   ADA-ES *                                               12,390              57
   Albemarle                                              14,299             277
   AM Castle                                              12,188              89
   AMCOL International                                     7,200              87
   Aptargroup (A)                                         25,168             706
   Arch Chemicals                                          5,118              92
   Balchem                                                 7,800             162
   Bemis                                                  12,287             228
   Buckeye Technologies *                                 52,300             118
   Bway Holding *                                         21,100             132
   Cabot                                                  17,421             183
   Carpenter Technology                                   73,258           1,004
   Celanese, Cl A                                         31,743             271
   Chemtura                                              220,100              75
   Clearwater Paper *                                      1,044              10
   Compass Minerals International                          4,204             219
   Crown Holdings *                                      116,955           2,465
   Cytec Industries                                       51,328             790
   Eagle Materials (A)                                    25,200             480
   Ferro (A)                                              35,900              53
   FMC                                                    10,018             405
   Glatfelter                                             41,177             256
   H.B. Fuller (A)                                        89,434           1,019
   Huntsman                                               34,427              91
   Innophos Holdings                                      29,657             315
   Innospec                                                5,584              23
   International Flavors & Fragrances                     14,391             379
   Intrepid Potash *                                      55,679           1,249
   Kaiser Aluminum                                         9,700             214
   Koppers Holdings                                       35,046             468
   Mercer International * (A)                                 --              --
   Myers Industries                                       52,996             209
   Nalco Holding                                          18,300             208
   Neenah Paper                                           23,335             123
   NewMarket                                              20,775             718
   Olin (A)                                               87,046             909
   OM Group * (A)                                         55,400             859
   Owens-Illinois * (A)                                   27,058             417
   Pactiv *                                               13,332             211
   Quaker Chemical                                        28,200             159
   Reliance Steel & Aluminum                              16,700             397
   Rock-Tenn, Cl A                                        20,700             572
   Rockwood Holdings *                                    41,313             243
   Royal Gold                                              3,100             125
   RTI International Metals *                             24,600             267
   Schnitzer Steel Industries, Cl A                        4,000             115
   Schweitzer-Mauduit International                       24,800             377
   Sensient Technologies (A)                              53,488           1,080
   ShengdaTech * (A)                                      39,200             136
   Silgan Holdings                                        51,829           2,543
   Solutia *                                              39,256             147
   Spartech                                               47,400             118
   Steel Dynamics (A)                                     49,579             414
   Temple-Inland (A)                                      78,000             371
   Universal Stainless & Alloy *                          35,700             364
   US Concrete *                                          18,301              28
   Wausau Paper                                              645               4
   Western Goldfields * (A)                              314,800             560


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Westlake Chemical (A)                                  31,388   $         392
   Worthington Industries (A)                             35,200             289
                                                                   -------------
                                                                          25,195
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.4%
   Alaska Communications Systems Group                    34,364             216
   Atlantic Telegraph-Network                             21,900             457
   Cbeyond * (A)                                          35,495             511
   Centennial Communications *                            20,758             171
   Cincinnati Bell *                                     233,326             387
   Consolidated Communications
      Holdings                                            17,386             168
   Fairpoint Communications (A)                          281,900             555
   Iowa Telecommunications
      Services                                            33,895             460
   NTELOS Holdings (A)                                    69,463           1,332
   Premiere Global Services *                             42,023             351
   SBA Communications, Cl A *                            108,124           2,247
   Sierra Wireless *                                     133,100             520
   Syniverse Holdings *                                  103,798           1,570
   tw telecom inc, Cl A *                                 90,255             726
   USA Mobility                                           54,582             499
                                                                   -------------
                                                                          10,170
                                                                   -------------
UTILITIES -- 3.2%
   AGL Resources                                          23,975             665
   Allete (A)                                             34,228             912
   Atmos Energy                                           16,064             351
   Avista                                                  4,196              60
   Black Hills                                            10,498             187
   Cascal                                                 18,254              58
   Centerpoint Energy                                     74,300             767
   Central Vermont Public Service                         16,400             338
   Cia de Saneamento de Minas
      Gerais-COPASA (Brazil)                              66,600             577
   Cleco (A)                                              67,146           1,378
   CMS Energy (A)                                         60,500             669
   El Paso Electric *                                     68,516             968
   Empire District Electric (A)                           36,689             507
   Great Plains Energy                                    53,990             731
   Hawaiian Electric Industries                           14,500             201
   Idacorp                                                32,202             784
   ITC Holdings                                           44,056           1,627
   Laclede Group                                             949              38
   National Fuel Gas                                      19,400             588
   New Jersey Resources (A)                               11,675             410
   Northwest Natural Gas                                  15,164             621
   NorthWestern                                           90,457           1,854
   Ormat Technologies (A)                                 17,300             444
   Piedmont Natural Gas                                    2,400              58
   PNM Resources                                          72,864             560
   PNOC Energy Development
      (Philippines)                                    9,961,500             510
   Portland General Electric                             155,643           2,555
   SJW                                                     2,500              58
   South Jersey Industries                                 3,200             115
   Southwest Gas                                          39,047             761
   Synthesis Energy Systems *                             65,600              30
   UGI                                                    18,900             453
   UIL Holdings                                           21,600             443

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Unisource Energy                                       55,458   $       1,394
   Vectren                                                37,313             778
   Westar Energy                                          50,940             861
   WGL Holdings (A)                                       17,593             534
                                                                   -------------
                                                                          23,845
                                                                   -------------
Total Common Stock
   (Cost $1,062,756) ($ Thousands)                                       691,955
                                                                   -------------
AFFILIATED PARTNERSHIP -- 19.9%
   SEI Liquidity Fund, L.P., 1.06%** (D)+            153,160,246         147,003
                                                                   -------------
Total Affiliated Partnership
   (Cost $152,950) ($ Thousands)                                         147,003
                                                                   -------------
EXCHANGE TRADED FUNDS -- 0.7%
   iShares Russell 2000 Index
   Fund(A)                                               110,603           4,324
   Powershares QQQ                                        23,319             642
                                                                   -------------
Total Exchange Traded Funds
   (Cost $5,381) ($ Thousands)                                             4,966
                                                                   -------------
CONVERTIBLE BONDS -- 0.4%
CONSUMER DISCRETIONARY -- 0.1%
   Charming Shoppes
         1.125%, 05/01/14                          $       2,120             522
                                                                   -------------
ENERGY -- 0.0%
   Nova Biosource Fuels
         10.000%, 09/30/12 (B)                             1,698             170
   Rentech
         4.000%, 04/15/13                                    468              91
   Scorpio Mining
         7.000%, 05/05/11 (E)(G)                             425             247
                                                                   -------------
                                                                             508
                                                                   -------------
HEALTH CARE -- 0.1%
   Human Genome Sciences
         2.250%, 10/15/11                                  1,488             720
   Incyte
         3.500%, 02/15/11                                    252             128
                                                                   -------------
                                                                             848
                                                                   -------------
INDUSTRIALS -- 0.1%
   NCI Building Systems
         2.125%, 11/15/24                                    923             684
                                                                   -------------
INFORMATION TECHNOLOGY -- 0.1%
   Hutchinson Technology
         2.250%, 03/15/10                                    650             546
                                                                   -------------
Total Convertible Bonds
   (Cost $4,864) ($ Thousands)                                             3,108
                                                                   -------------
PREFERRED STOCK -- 0.0%

FINANCIALS -- 0.0%
   East West Bancorp                                         425             200
                                                                   -------------
Total Preferred Stock
   (Cost $421) ($ Thousands)                                                 200
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
                                                     Number Of
                                                       Rights
                                                   -------------
WARRANTS -- 0.0%
   Oilsands Quest,
      Expires 12/08/09 *                                  17,500               1
   Rentech,
      Expires 04/25/12 *(E)(G)                            16,100               3
   Titanium Asset Management,
      Expires 06/21/11 * (G)                             122,200             141
   Victory Acquisition,
      Expires 04/30/11 *                                 148,755               4
   Washington Mutual *(H),
      Expires 2050                                       198,261               3
                                                                   -------------
   Total Warrants
      (Cost $207) ($ Thousands)                                              152
                                                                   -------------

                                                     Number Of
                                                       Rights
                                                   -------------
RIGHTS -- 0.0%

CANADA -- 0.0%
   Allen-Vanguard, Expires 03/24/09                          822              --
UNITED STATES -- 0.0%
   Ligand Pharma, Expires 01/05/12                            65              --
                                                                   -------------
Total Rights (Cost $0) ($ Thousands)                                          --
                                                                   -------------
U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bill
         0.105%, 06/11/09 (C)(F)                           3,200           3,198
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $3,198) ($ Thousands)                                             3,198
                                                                   -------------
CASH EQUIVALENTS -- 2.6%
   First Union Cash Management
      Program, 0.080%**                                4,440,638           4,441
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.350%**+                                       14,500,418          14,500
                                                                   -------------
Total Cash Equivalents
   (Cost $18,941) ($ Thousands)                                           18,941
                                                                   -------------
Total Investments -- 117.9%
   (Cost $1,248,718)($ Thousands)@                                 $     869,523
                                                                   =============

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                              Number of                   Unrealized
Type of                       Contracts    Expiration    Depreciation
Contract                        Long          Date      ($ Thousands)
--------                    ------------   ----------   -------------
Russell 2000 Index E-MINI        818        Mar-2009        $(948)
                                                            =====

Restricted Securities -- At February 28, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2009, were as follows:

                 Number of Warrants/                   Right to                      Market
              Face Amount ($Thousands)/  Acquisition   Acquire         Cost           Value       % of Net
                       Shares                Date        Date      ($Thousands)    ($Thousands)    Assets
              -------------------------  -----------   --------   -------------   -------------   --------
Rentech                16,100              4/20/08      4/20/08       $   --           $  3         0.00%
Scorpio Mining            425               5/5/08       5/5/08          417            247         0.03%
Value Creation        119,600              2/29/08      2/29/08        1,225            292         0.04%
                                                                      ------           ----         ----
                                                                      $1,642           $542         0.07%
                                                                      ======           ====         ====


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund
February 28, 2009

     Percentages are based on a Net Assets of $737,415 ($ Thousands)

@ At February 28, 2009, the tax basis cost of the Fund's investments was $1,248,718 ($ Thousands), and the unrealized appreciation and depreciation were $16,031 ($ Thousands) and $(395,226)($ Thousands), respectively.

+    Investment in Affiliated Security.

+++  Real Estate Investment Trust

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of February 28, 2009.

(A) This security or a partial position of this security is on loan at February 28, 2009. The total value of securities on loan at February 28, 2009 was $145,473 ($ Thousands).

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) This security was purchased with cash collateral from securities on loan. The total value of such securities as of February 28, 2009 was $147,003 ($ Thousands).

(E) Securities considered illiquid and restricted. The total value of such securities as of February 28, 2009 was $ 542 ($ Thousands) and represented 0.07% of Net Assets.

(F) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2009 was $1,347 ($ Thousands) and represented 0.18% of net assets.

(H) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

ADR -- American Depositary Receipt
Cl -- Class
L.P. -- Limited Partnership
PIPE -- Private Investment in Public Entity

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 93.3%

CONSUMER DISCRETIONARY -- 10.9%
   Aaron Rents                                            51,200   $       1,230
   Abercrombie & Fitch, Cl A (A)                          36,348             799
   Advance Auto Parts                                     77,217           2,954
   Aeropostale *                                           5,400             125
   American Axle & Manufacturing Holdings (A)             41,700              39
   American Eagle Outfitters                             323,437           3,157
   American Greetings, Cl A (A)                           33,400             125
   Amerigon * (A)                                        178,818             513
   Ameristar Casinos (A)                                  35,500             349
   AnnTaylor Stores *                                    132,381             871
   Apollo Group, Cl A *                                   26,800           1,943
   Arctic Cat                                             68,000             235
   Autoliv                                                65,101             969
   AutoNation *                                           28,418             284
   Bally Technologies *                                    9,400             175
   Barnes & Noble                                          4,200              75
   Bebe Stores                                           292,779           1,511
   Bed Bath & Beyond *                                    15,200             324
   Belo, Cl A                                            143,211             115
   Big 5 Sporting Goods                                   11,600              61
   Big Lots *                                             15,600             242
   BJ's Restaurants * (A)                                 59,633             741
   Black & Decker (A)                                     25,900             613
   Blue Nile *                                            55,130           1,316
   Blyth                                                  15,100             308
   Bob Evans Farms (A)                                    61,900           1,143
   BorgWarner                                             41,491             716
   Brinker International                                 254,500           2,800
   Brink's Home Security Holdings *                       80,642           1,691
   Brown Shoe (A)                                         93,346             333
   Buckle                                                 10,900             259
   Burger King Holdings                                   63,600           1,367
   Cablevision Systems, Cl A                              87,300           1,134
   Callaway Golf                                          86,727             587
   Career Education * (A)                                 99,984           2,467
   Carter's *                                             34,919             569
   Cato, Cl A                                            175,655           2,570
   CEC Entertainment *                                    76,134           1,778
   Centex (A)                                            132,400             822
   Century Casinos *                                     355,333             586
   Charlotte Russe Holding *                              56,600             298
   Chico's FAS * (A)                                     112,629             510
   Childrens Place Retail Stores * (A)                     7,200             132
   Chipotle Mexican Grill, Cl A *                          3,000             164
   Christopher & Banks                                    93,697             364
   Churchill Downs                                         3,736             112
   Cinemark Holdings                                     196,185           1,509
   Collective Brands *                                    30,172             312
   Cooper Tire & Rubber                                   89,145             405
   Corinthian Colleges *                                  19,400             382
   Cox Radio, Cl A (A)                                    20,300             109
   Cracker Barrel Old Country Store (A)                   72,401           1,620
   CSS Industries                                         11,900             167
   Deckers Outdoor *                                      16,200             669
   DeVry                                                  23,594           1,226
   Dick's Sporting Goods * (A)                           156,972           1,939
   Dillard's, Cl A (A)                                    40,000             142
   DineEquity (A)                                         27,400             202

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Dollar Tree *                                          48,600   $       1,887
   DR Horton                                              21,100             178
   DreamWorks Animation SKG, Cl A * (A)                   99,475           1,919
   Dress Barn * (A)                                       81,330             807
   DSW, Cl A * (A)                                       142,448           1,241
   Eddie Bauer Holdings * (A)                            282,200             172
   Entercom Communications, Cl A (A)                      90,474              93
   Ethan Allen Interiors                                  18,269             174
   Family Dollar Stores (A)                               47,000           1,290
   FGX International Holdings *                           14,800             126
   Focus Media Holding ADR * (A)                         103,919             722
   Foot Locker                                           331,675           2,756
   Fossil *                                               14,500             183
   Fuel Systems Solutions * (A)                            6,800             135
   GameStop, Cl A *                                      112,360           3,025
   Genesco *                                              31,766             454
   Genius Products *                                     984,925               5
   Gildan Activewear, Cl A *                             119,500             884
   Goodyear Tire & Rubber * (A)                           53,300             237
   Gymboree *                                             55,720           1,433
   H&R Block                                              48,630             929
   Harley-Davidson (A)                                   112,649           1,138
   Harman International Industries                        50,229             533
   Hasbro (A)                                             90,934           2,081
   hhgregg *                                              24,600             252
   Hibbett Sports * (A)                                   36,757             515
   Hillenbrand                                            32,500             545
   Hooker Furniture (A)                                   49,800             344
   HOT Topic *                                            26,800             238
   Iconix Brand Group *                                   33,400             271
   Interpublic Group *                                   174,706             666
   ITT Educational Services * (A)                         25,030           2,841
   J Crew Group *                                         19,200             216
   Jackson Hewitt Tax Service                             34,800             260
   Jarden * (A)                                          333,490           3,385
   Jo-Ann Stores *                                        21,000             253
   Jones Apparel Group (A)                               285,538             768
   Landry's Restaurants (A)                               22,200             118
   Lear *                                                 35,400              21
   Lee Enterprises                                        31,200              13
   Life Time Fitness *                                   111,296             953
   Lincoln Educational Services *                          5,300              76
   Live Nation *                                         407,965           1,432
   M/I Homes (A)                                          34,300             221
   Marvel Entertainment *                                 53,065           1,372
   Mattel                                                 76,664             908
   MDC Holdings                                           17,714             447
   Men's Wearhouse                                        13,542             145
   Meredith                                               18,161             233
   Monro Muffler                                          33,800             795
   Morningstar * (A)                                      59,554           1,662
   National CineMedia                                    404,984           4,455
   NetFlix * (A)                                          38,000           1,373
   New York *                                             11,008              24
   Nordstrom                                             149,519           2,014
   NutriSystem                                            20,300             262
   NVR *                                                   4,374           1,455
   O'Charleys                                             35,126              79
   OfficeMax                                             299,900           1,146
   O'Reilly Automotive *                                  20,900             697
   Penn National Gaming * (A)                            181,151           3,458
   PetSmart (A)                                           88,713           1,778


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   PF Chang's China Bistro * (A)                          52,555   $       1,035
   Phillips-Van Heusen                                   107,674           1,784
   Polaris Industries                                     57,332           1,056
   priceline.com * (A)                                    54,080           4,589
   Pulte Homes (A)                                        64,273             590
   RadioShack (A)                                         95,977             703
   RC2 *                                                  35,735             168
   Red Robin Gourmet Burgers * (A)                        15,434             219
   Regal Entertainment Group, Cl A                       122,897           1,258
   Regis                                                 107,685           1,357
   Rent-A-Center, Cl A *                                 104,737           1,835
   Retail Ventures *                                     346,006             567
   RHI Entertainment *                                   115,006             313
   Ross Stores                                            62,290           1,839
   Royal Caribbean Cruises                                62,500             375
   Ruby Tuesday * (A)                                     79,800              91
   Ryland Group (A)                                       28,502             403
   Scholastic (A)                                         31,200             343
   Scientific Games, Cl A * (A)                          136,898           1,448
   Scripps Networks Interactive, Cl A                     47,668             949
   Shutterfly * (A)                                      155,500           1,249
   Signet Jewelers                                        55,100             408
   Sinclair Broadcast Group, Cl A (A)                     93,100             104
   Sonic Automotive, Cl A (A)                             33,900              48
   Sotheby's                                              24,600             165
   Stage Stores                                           71,200             511
   Stamps.com *                                           31,600             263
   Standard Pacific * (A)                                206,231             196
   Stanley Works                                          18,894             506
   Starwood Hotels & Resorts Worldwide (A)               205,800           2,385
   Steven Madden * (A)                                     8,500             138
   Strayer Education (A)                                  13,102           2,224
   Systemax                                               16,500             153
   Tempur-Pedic International                             63,684             391
   Thunderbird Resorts * (B)                             151,700             229
   Tractor Supply * (A)                                   76,534           2,391
   Tween Brands *                                         72,300              87
   Universal Electronics *                                 8,484             132
   Urban Outfitters * (A)                                 87,800           1,461
   VF                                                     27,500           1,427
   WABCO Holdings                                         28,297             286
   Warnaco Group *                                        11,780             255
   Weight Watchers International                          54,000             977
   Wendy's, Cl A                                         167,500             759
   Westport Innovations *                                117,722             475
   Whirlpool (A)                                          21,994             489
   Williams-Sonoma                                        44,400             388
   WMS Industries *                                      170,736           3,096
   Wolverine World Wide                                    3,712              56
                                                                   -------------
                                                                         148,422
                                                                   -------------
CONSUMER STAPLES -- 3.3%
   Asiatic Development (Malaysia)                      1,116,500           1,235
   Avon Products                                          39,869             701
   BJ's Wholesale Club *                                  11,668             349
   Boston Beer, Cl A *                                    26,494             635
   Casey's General Stores                                 31,379             625
   Central Garden and Pet, Cl A *                         63,460             474
   Central Garden and Pet *                               49,178             361
   Chattem * (A)                                          18,200           1,154
   China Sky One Medical *                                 1,308              14
   Chiquita Brands International *                        58,509             288
   Church & Dwight                                        21,108           1,033
   Constellation Brands, Cl A *                           33,424             436

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Corn Products International                            57,794   $       1,166
   Cosan Industria e Comercio (Brazil) *                 267,700           1,161
   Darling International *                                57,500             249
   Dean Foods *                                          353,304           7,225
   Del Monte Foods                                       361,177           2,582
   Farmer Bros                                             2,100              36
   Flowers Foods (A)                                      56,000           1,249
   Hain Celestial Group * (A)                            130,000           1,830
   Hansen Natural *                                       16,900             563
   Herbalife                                              34,700             473
   Lance (A)                                              55,100           1,202
   Lorillard                                              25,410           1,485
   McCormick                                              27,560             864
   Mead Johnson Nutrition, Cl A * (A)                     69,100           1,907
   Molson Coors Brewing, Cl B                             23,136             815
   NBTY * (A)                                             99,750           1,483
   Pantry *                                               75,832           1,172
   Pepsi Bottling Group                                  101,014           1,869
   PepsiAmericas                                          44,571             740
   Prestige Brands Holdings *                             20,764             114
   Pricesmart                                              4,000              67
   Ralcorp Holdings *                                     64,056           3,882
   Sanderson Farms                                        18,008             622
   Saskatchewan Wheat Pool *                              66,600             531
   Supervalu (A)                                          80,500           1,256
   Synutra International * (A)                             5,100              34
   TreeHouse Foods *                                         864              23
   Tyson Foods, Cl A                                     200,449           1,690
   Viterra *                                              59,400             474
   Zhongpin * (A)                                         25,400             216
                                                                   -------------
                                                                          44,285
                                                                   -------------
ENERGY -- 4.4%
   Alliance Resource Partners                              2,983              79
   Alpha Natural Resources *                               9,900             182
   Arena Resources *                                       5,742             123
   Atlas America                                          46,132             464
   ATP Oil & Gas * (A)                                   158,000             551
   Atwood Oceanics *                                      36,500             558
   Berry Petroleum, Cl A                                  55,034             366
   BPZ Energy PIPE *                                      98,500             339
   BPZ Resources * (A)                                   198,500             683
   Bristow Group *                                        13,600             275
   Cameron International *                                20,136             388
   Carrizo Oil & Gas * (A)                               103,189           1,098
   Cimarex Energy                                         72,163           1,418
   Clayton Williams Energy * (A)                          11,950             299
   Comstock Resources *                                   29,645             902
   Concho Resources *                                     97,942           1,954
   Continental Resources *                                31,800             505
   Core Laboratories                                      21,600           1,629
   Denbury Resources *                                    51,100             658
   Dresser-Rand Group *                                  126,920           2,667
   Encore Acquisition *                                   52,727           1,059
   Energy Partners *                                      39,173              11
   FMC Technologies *                                     13,164             349
   Forest Oil *                                            9,900             140
   Foundation Coal Holdings                               77,400           1,245
   Frontier Oil (A)                                       26,800             366
   General Maritime                                        6,300              58
   GMX Resources *                                         7,800             135
   Goodrich Petroleum *                                   40,199             797
   Gran Tierra Energy *                                   61,327             142
   Helmerich & Payne                                      38,600             913


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Hercules Offshore * (A)                                97,100   $         140
   Holly                                                  12,500             291
   Hornbeck Offshore Services * (A)                       39,504             518
   Hugoton Royalty Trust                                  27,725             275
   IHS, Cl A *                                           117,695           4,794
   Infinity Bio-Energy *                                 778,281              21
   Key Energy Services *                                  19,088              51
   Kinder Morgan Escrow *                                 24,428              --
   Mahalo Energy *                                       329,000              18
   Massey Energy (A)                                      26,800             309
   Matrix Service * (A)                                   62,200             433
   McMoRan Exploration * (A)                             133,018             611
   Meridian Resource *                                    15,100               3
   Murphy Oil                                             18,373             768
   Nabors Industries *                                    69,482             675
   Newfield Exploration *                                 42,319             818
   Noble                                                  39,500             971
   Nordic American Tanker Shipping                        13,700             350
   Oceaneering International *                            15,525             493
   Oil Sands Quest * (A)                                 560,300             437
   Overseas Shipholding Group (A)                         31,000             797
   Penn Virginia (A)                                      30,600             424
   PetroHawk Energy *                                    105,964           1,803
   Petroleum Development *                                 9,600             116
   Pioneer Drilling *                                     98,100             377
   Pioneer Natural Resources                              40,339             588
   Plains Exploration & Production *                       6,300             121
   Range Resources                                       120,624           4,291
   Rentech * (A)                                         573,100             350
   SEACOR Holdings *                                       5,200             311
   Southwestern Energy *                                  58,142           1,673
   Spectra Energy                                         66,970             871
   Sunoco (A)                                             36,200           1,211
   Superior Energy Services *                            100,263           1,322
   Swift Energy * (A)                                    115,808             833
   T-3 Energy Services, Cl 3 *                            31,581             348
   Tesoro (A)                                             47,600             703
   Tetra Technologies *                                   43,000             123
   Tidewater (A)                                          51,100           1,805
   Unit *                                                 45,631             975
   W&T Offshore (A)                                      124,544           1,003
   Walter Industries                                      10,100             183
   Westmoreland Coal *                                     5,900              35
   Whiting Petroleum *                                    64,047           1,492
   Willbros Group * (A)                                  119,174             856
   Williams                                               21,825             247
   World Fuel Services                                   151,875           4,406
                                                                   -------------
                                                                          59,593
                                                                   -------------
FINANCIALS -- 18.5%
   1st Source                                                800              14
   Advance America Cash Advance Centers                  104,300             106
   Advanta, Cl B (A)                                      53,400              26
   Affiliated Managers Group *                            53,298           1,918
   Agree Realty +++                                        4,500              52
   Alexandria Real Estate Equities +++ (A)                24,527             980
   Allied Capital                                         26,700              29
   Allied World Assurance Holdings (A)                    14,600             561
   AMB Property +++ (A)                                   54,700             651

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   AMBAC Financial Group (A)                              53,730   $          32
   Amcore Financial (A)                                   44,386              49
   American Campus Communities +++                        31,155             533
   American Equity Investment Life Holding                40,489             156
   American Financial Group                              178,258           2,774
   AmeriCredit * (A)                                      89,200             343
   Ameriprise Financial                                   35,500             566
   Amerisafe *                                            30,700             445
   Amtrust Financial Services (A)                         90,384             757
   Annaly Capital Management +++                         244,352           3,397
   Anthracite Capital +++ (A)                            116,400              97
   Anworth Mortgage Asset +++                            744,580           4,490
   AON                                                     2,900             111
   Apartment Investment &
      Management, Cl A +++ (A)                           258,758           1,351
   Arch Capital Group *                                   45,722           2,469
   Arrow Financial                                         9,200             217
   Aspen Insurance Holdings                              217,680           4,743
   Associated Banc (A)                                   110,182           1,593
   Astoria Financial                                      73,151             523
   AvalonBay Communities +++ (A)                          46,113           1,956
   Axis Capital Holdings                                  31,600             707
   Banco Latinoamericano de Exportaciones, Cl E           80,200             727
   Bancorpsouth                                           62,582           1,166
   Bank Mutual                                            69,351             586
   Bank of Hawaii                                         17,847             572
   Bank of the Ozarks (A)                                 26,700             554
   BankFinancial                                           9,900              86
   BGC Partners, Cl A                                    112,402             192
   BioMed Realty Trust +++ (A)                            61,466             524
   BlackRock, Cl A                                         4,567             442
   Boston Private Financial Holdings                      20,118              70
   Boston Properties +++ (A)                             121,691           4,514
   Brandywine Realty Trust +++ (A)                        64,100             303
   Brasil Brokers Participacoes *                        812,500             499
   Calamos Asset Management, Cl A (A)                    120,494             416
   CapitalSource                                         495,059             926
   Capitol Federal Financial                              12,503             463
   Capstead Mortgage +++                                 180,100           1,805
   Cardinal Financial                                     66,638             380
   Cardtronics *                                         297,619             417
   Care Investment Trust +++                              11,800              63
   Cash America International                             22,377             322
   CB Richard Ellis Group, Cl A *                        222,728             644
   CBL & Associates Properties +++                        40,261             125
   Cedar Shopping Centers +++                             92,700             439
   Central Pacific Financial (A)                         145,736             579
   Chemical Financial (A)                                 42,500             813
   Cincinnati Financial (A)                               32,300             663
   CIT Group (A)                                          86,100             211
   City Bank                                               1,700               3
   City Holding (A)                                       25,245             662
   City National (A)                                      41,900           1,344
   CNA Surety *                                           26,513             386
   Colonial BancGroup (A)                                 87,500              39
   Colonial Properties Trust +++ (A)                      13,000              50
   Columbia Banking System                                42,860             335
   Comerica                                              107,095           1,608
   Commerce Bancshares                                    15,747             547
   Community Bank System                                  22,025             377
   Compass Diversified Holdings                           31,383             276


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Corporate Office Properties Trust +++ (A)              61,000   $       1,525
   Cullen/Frost Bankers (A)                              123,730           5,325
   CVB Financial                                          55,000             386
   Delphi Financial Group, Cl A                           41,029             445
   Digital Realty Trust +++ (A)                           42,503           1,270
   Dime Community Bancshares                             104,228           1,028
   Discover Financial Services                            50,175             288
   Dollar Financial * (A)                                178,100           1,083
   Douglas Emmett +++ (A)                                205,900           1,548
   Dundee (Canada) +++                                    15,067             163
   DuPont Fabros Technology +++                           54,703             291
   East West Bancorp                                      16,346             116
   Eaton Vance                                           120,876           2,091
   Education Realty Trust +++                             78,916             288
   eHealth *                                              36,400             460
   EMC Insurance Group                                    18,425             368
   Employers Holdings                                     95,061             913
   Endurance Specialty Holdings                           80,289           1,796
   Entertainment Properties Trust +++ (A)                  6,800             101
   Equity One +++                                         60,435             676
   Equity Residential +++                                118,200           2,080
   Essex Property Trust +++ (A)                           36,000           1,958
   Everest Re Group                                       26,000           1,693
   Extra Space Storage +++                                99,600             624
   FCStone Group *                                        88,163             145
   Federal Realty Investment Trust +++
     (A)                                                  54,003           2,221
   Federated Investors, Cl B                              66,733           1,259
   Fidelity National Financial, Cl A                     164,774           2,730
   Financial Federal                                      88,900           1,689
   First Bancorp                                           4,600              47
   First Cash Financial Services *                        24,472             334
   First Commonwealth Financial                           42,700             349
   First Financial Bancorp                               120,942             930
   First Financial Bankshares                              5,014             216
   First Horizon National (A)                            354,924           3,255
   First Mercury Financial *                              34,144             407
   First Midwest Bancorp (A)                             121,287             912
   First Niagara Financial Group                         246,000           2,859
   First Potomac Realty Trust +++                        117,878             859
   FirstMerit                                             95,566           1,406
   Flagstone Reinsurance Holdings                         10,100              75
   Flushing Financial                                     10,900              67
   FNB (Pennsylvania)                                     23,000             144
   Forestar Group *                                      112,800             848
   Frontier Financial                                     80,103             124
   General Shopping Brasil (Brazil) *                    167,100             133
   General Shopping Brazil (Brazil) *                    188,600             150
   Getty Realty +++                                       40,520             674
   GFI Group                                             157,800             353
   Gluskin Sheff @ Associates (Canada)                    95,200             638
   Grubb & Ellis (A)                                     711,760             406
   Hancock Holding (A)                                    77,869           2,208
   Hanover Insurance Group                               146,368           5,148
   Hatteras Financial +++                                 63,000           1,503
   HCC Insurance Holdings (A)                             29,200             641
   HCP +++ (A)                                           137,300           2,508
   Health Care REIT +++ (A)                               72,274           2,224
   Healthcare Realty Trust +++ (A)                        17,418             252
   Hercules Technology Growth Capital                    334,416           1,448
   Highbury Financial *                                   93,400             171
   Home Bancshares (A)                                     7,500             137

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Horace Mann Educators (A)                             110,685   $         851
   Hospitality Properties Trust +++ (A)                   90,000           1,026
   HRPT Properties Trust +++ (A)                         345,100           1,115
   Huntington Bancshares (A)                             218,511             319
   Infinity Property & Casualty                           35,074           1,246
   Inland Real Estate +++                                 54,200             423
   Interactive Brokers Group, Cl A *                      38,400             540
   IntercontinentalExchange *                              1,500              85
   International Bancshares (A)                           20,500             205
   Investment Technology Group * (A)                      58,905           1,147
   Investors Real Estate Trust +++ (A)                    90,200             824
   IPC Holdings                                           77,700           1,974
   Irwin Financial (A)                                    33,700              68
   Jefferies Group (A)                                   101,000             999
   Jones Lang LaSalle                                     51,560           1,027
   Kansas City Life Insurance (A)                         26,600             633
   KBW * (A)                                              23,746             337
   Kilroy Realty +++                                      29,714             553
   Kite Realty Group Trust +++                            28,300              97
   Knight Capital Group, Cl A * (A)                      165,292           2,908
   LaSalle Hotel Properties +++                           49,700             264
   Lexington Realty Trust +++ (A)                         91,900             296
   LTC Properties +++                                     22,800             389
   Macerich +++ (A)                                      112,700           1,287
   Mack-Cali Realty +++ (A)                               85,600           1,462
   MarketAxess Holdings *                                372,429           2,938
   MCG Capital                                             6,300               5
   Meadowbrook Insurance Group                           187,600           1,081
   MetLife                                                50,626             935
   MFA Mortgage Investments +++ (A)                      989,508           5,680
   MGIC Investment (A)                                    23,400              53
   Mid-America Apartment Communities +++                  12,728             329
   Montpelier Re Holdings (A)                             75,900             964
   MSCI, Cl A *                                          178,912           2,820
   National Health Investors +++                          26,800             639
   National Penn Bancshares                               55,185             409
   National Retail Properties +++ (A)                     44,653             642
   Nationwide Health Properties +++                      104,959           2,126
   Navigators Group *                                     27,031           1,412
   NBT Bancorp                                            25,200             495
   Nelnet, Cl A                                           50,500             258
   New York Community Bancorp                             59,130             582
   NewAlliance Bancshares                                 83,159             950
   NorthStar Realty Finance +++                           82,200             168
   Northwest Bancorp                                       5,500              83
   NYSE Euronext                                          32,825             554
   OceanFirst Financial                                    8,900              84
   Old National Bancorp                                   22,300             260
   Omega Healthcare Investors +++                         38,182             501
   One Liberty Properties +++                             10,300              30
   optionsXpress Holdings                                141,890           1,400
   Oriental Financial Group                               50,000              87
   PacWest Bancorp (A)                                    71,476             978
   PartnerRe (A)                                          37,732           2,336
   Pennsylvania Real Estate
      Investment Trust +++ (A)                           101,469             309
   Penson Worldwide * (A)                                135,624             651
   People's United Financial                             121,259           2,111
   PHH * (A)                                             328,561           3,161
   Piper Jaffray *                                         4,387              96
   Platinum Underwriters Holdings                        153,710           4,310
   Plum Creek Timber +++                                   8,300             218
   PMA Capital, Cl A *                                     8,600              44
   Post Properties +++ (A)                               131,200           1,265


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Presidential Life                                      20,700   $         137
   ProAssurance *                                         22,041           1,053
   ProLogis +++ (A)                                      100,800             584
   Prosperity Bancshares                                  54,100           1,381
   Protective Life                                         4,000              15
   Provident Bankshares                                   58,720             349
   Provident Financial Services                           45,402             424
   PS Business Parks +++                                  22,392             770
   Public Storage +++ (A)                                 48,554           2,694
   Radian Group                                           34,500              66
   RAIT Financial Trust +++ (A)                           69,000              58
   RAM Holdings *                                        120,100              40
   Raymond James Financial (A)                            26,920             376
   Rayonier +++                                           55,266           1,470
   Realty Income +++ (A)                                  74,951           1,314
   Redwood Trust +++ (A)                                 127,400           1,720
   Regency Centers +++ (A)                                57,100           1,541
   Regions Financial (A)                                 217,200             743
   Reinsurance Group of America, Cl A                     75,935           2,065
   RenaissanceRe Holdings                                 18,000             811
   Republic Bancorp, Cl A (A)                             32,600             611
   Riskmetrics Group * (A)                               170,177           1,870
   RLI                                                     9,000             441
   S&T Bancorp                                            24,500             556
   Safety Insurance Group                                  3,422             107
   Sanders Morris Harris Group                            13,700              58
   Santander BanCorp (A)                                  16,300             144
   SeaBright Insurance Holdings *                         20,170             196
   Selective Insurance Group                              42,600             513
   Senior Housing Properties Trust +++                    38,254             483
   Signature Bank NY *                                    39,343             984
   Simon Property Group +++ (A)                           84,700           2,804
   SL Green Realty +++ (A)                               214,600           2,494
   Southside Bancshares                                    7,700             134
   Southwest Bancorp                                      12,518             123
   Sovran Self Storage +++                                42,200             894
   St. Joe *                                              21,421             394
   StanCorp Financial Group                               44,106             793
   State Bancorp                                           3,200              16
   Strategic Hotels & Resorts +++ (A)                    154,000             126
   Suffolk Bancorp (A)                                     2,500              65
   Sun Bancorp *                                           7,900              35
   Sun Communities +++ (A)                                40,700             359
   Sunstone Hotel Investors +++ (A)                      175,319             384
   Superior Bancorp *                                     11,377              27
   Susquehanna Bancshares                                 20,200             177
   SVB Financial Group *                                  45,311             741
   SWS Group                                              53,400             725
   Taubman Centers +++ (A)                                45,700             715
   TCF Financial (A)                                     264,877           3,247
   TD Ameritrade Holding * (A)                           134,324           1,594
   Texas Capital Bancshares *                             27,132             264
   Titanium Asset *                                      118,000             590
   Titanium Asset Management * (G)                        29,000             130
   Tompkins Financial                                      8,700             348
   Torchmark                                               6,574             135
   Tower Group                                            24,000             489
   Transatlantic Holdings                                 35,090           1,055
   Trico Bancshares                                       15,100             199
   Triplecrown Acquisition *                              80,140             747
   Trustco Bank (A)                                      192,100           1,162
   Trustmark (A)                                          41,953             746
   UMB Financial                                          19,890             754

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Umpqua Holdings                                        22,300   $         190
   United America Indemnity, Cl A *                       51,600             440
   United Community Banks                                 66,375             230
   Unitrin (A)                                            60,300             650
   Unum Group                                            197,731           2,013
   Uranium Participation *                               180,400             860
   U-Store-It Trust +++                                   28,900              72
   Valley National Bancorp  (A)                           65,517             749
   Value Creation * (F)(G)                                85,600             209
   Ventas +++                                            142,172           3,067
   Vornado Realty Trust +++ (A)                           74,700           2,445
   Waddell & Reed Financial, Cl A                         49,500             699
   Washington Federal (A)                                 99,616           1,135
   Webster Financial (A )                                 37,400             145
   WesBanco (A)                                           16,500             293
   Westamerica Bancorporation (A)                         27,600           1,100
   Whitney Holding (A)                                    58,600             648
   Willis Group Holdings                                  38,527             843
   Wilmington Trust                                       16,800             151
   World Acceptance * (A)                                121,716           1,784
   WR Berkley (A)                                         99,118           2,063
   Zenith National Insurance (A)                          13,700             301
   Zions Bancorporation (A)                              151,162           1,416
                                                                   -------------
                                                                         250,342
                                                                   -------------
HEALTH CARE -- 12.7%
   Abaxis * (A)                                           51,969             813
   Achillion Pharmaceuticals *                           251,112             399
   Acorda Therapeutics *                                  83,065           1,827
   Adolor *                                               41,400              83
   Affymax *                                               5,700              75
   Affymetrix *                                           10,000              21
   Albany Molecular Research *                            42,000             364
   Alexion Pharmaceuticals * (A)                         101,349           3,466
   Align Technology *                                     27,744             190
   AMAG Pharmaceuticals * (A)                             21,820             590
   Amedisys * (A)                                         10,800             353
   American Medical Systems Holdings *                   106,081           1,098
   AMERIGROUP * (A)                                       54,690           1,355
   AmerisourceBergen                                      29,326             931
   AMN Healthcare Services *                              70,200             457
   Amsurg, Cl A * (A)                                    148,077           2,313
   Amylin Pharmaceuticals * (A)                           31,000             283
   Analogic                                                5,205             147
   Angiodynamics *                                        45,499             540
   Arena Pharmaceuticals * (A)                           251,600           1,049
   Array Biopharma * (A)                                 185,295             578
   Assisted Living Concepts, Cl A *                       48,624             144
   Athenahealth *                                         65,315           1,664
   Beckman Coulter                                        27,693           1,242
   Biogen Idec *                                          19,400             893
   BioMarin Pharmaceutical * (A)                         114,978           1,380
   Bio-Rad Laboratories, Cl A * (A)                       13,524             753
   Boston Scientific *                                   262,200           1,841
   Cadence Pharmaceuticals * (A)                          93,241             595
   Capital Senior Living *                                21,529              62
   CardioNet *                                            40,665           1,017
   Catalyst Health Solutions *                           140,705           2,966
   Celera *                                              160,131           1,030
   Centene *                                              97,145           1,650
   Cephalon * (A)                                         29,951           1,965
   Cepheid * (A)                                         107,967             721


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Cerner * (A)                                           45,251   $       1,656
   Charles River Laboratories International *             25,500             632
   Chemed                                                 21,677             863
   Computer Programs & Systems                             6,400             171
   Conceptus * (A)                                        43,372             487
   Conmed *                                              148,204           2,014
   Cooper                                                 61,978           1,363
   Corvel *                                                5,250              99
   Covance *                                              33,325           1,266
   Coventry Health Care *                                151,000           1,740
   Cross Country Healthcare *                              8,715              64
   Cubist Pharmaceuticals * (A)                           10,300             146
   CV Therapeutics *                                      23,000             368
   Cyberonics * (A)                                       63,200             850
   Cynosure, Cl A *                                       18,800             103
   DaVita *                                               46,000           2,158
   Dentsply International (A)                            108,953           2,519
   Depomed *                                              11,299              20
   Eclipsys *                                             23,425             187
   Edwards Lifesciences *                                 12,200             678
   Electro-Optical Sciences * (A)                         82,243             329
   Endo Pharmaceuticals Holdings * (A)                   171,128           3,248
   Enzo Biochem *                                         36,381             134
   eResearch Technology *                                127,582             619
   Facet Biotech *                                        10,661              69
   Forest Laboratories *                                 150,500           3,227
   Gen-Probe *                                            75,063           3,045
   Genzyme *                                               9,648             588
   Greatbatch *                                           79,119           1,541
   GTx * (A)                                              10,200              95
   Health Management Associates, Cl A *                   59,300             128
   Health Net *                                           62,525             825
   Healthsouth * (A)                                     135,007           1,060
   Healthspring *                                         32,195             261
   Henry Schein *                                         42,253           1,550
   Hill-Rom Holdings                                      57,383             563
   Hologic * (A)                                         121,352           1,374
   Humana * (A)                                           21,100             499
   Idexx Laboratories * (A)                               42,060           1,266
   I-Flow *                                              192,890             611
   Illumina *                                              5,900             185
   Immucor *                                              44,200             992
   Incyte * (A)                                          398,000             919
   InterMune * (A)                                        20,600             310
   Intuitive Surgical *                                    4,085             372
   Inverness Medical Innovations *                       105,783           2,377
   IRIS International *                                   10,870             103
   Isis Pharmaceuticals *                                 46,598             599
   Kendle International *                                 36,352             680
   Kensey Nash *                                          20,156             384
   Kindred Healthcare *                                   65,735             946
   Kinetic Concepts * (A)                                 43,500             947
   King Pharmaceuticals * (A)                            360,625           2,647
   Laboratory Corp of America Holdings * (A)              36,900           2,030
   LCA-Vision (A)                                         55,500             153
   LHC Group * (A)                                       167,841           3,345
   Life Technologies *                                    74,600           2,175
   LifePoint Hospitals *                                  47,250             993
   Lincare Holdings *                                     35,057             739
   Magellan Health Services * (A)                         85,819           2,846
   Martek Biosciences                                     52,243             979
   Maxygen *                                              47,000             327

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Medarex *                                             500,820   $       1,958
   Medicines *                                            95,300           1,169
   Medicis Pharmaceutical, Cl A (A)                      131,354           1,482
   Mednax * (A)                                          179,360           5,309
   Meridian Bioscience                                    36,700             736
   Merit Medical Systems *                                14,600             163
   Metabolix *                                            38,219             224
   Micrus Endovascular * (A)                              48,443             305
   Millipore *                                               100               6
   Molina Healthcare *                                     5,345             100
   MWI Veterinary Supply *                                79,740           2,011
   Mylan Laboratories *                                  185,129           2,301
   Myriad Genetics *                                      25,885           2,041
   Nighthawk Radiology Holdings *                         36,337              97
   Noven Pharmaceuticals *                                19,200             156
   NPS Pharmaceuticals *                                  69,724             317
   NuVasive * (A)                                         21,769             617
   Odyssey HealthCare *                                  111,900           1,159
   Omnicare (A)                                           57,786           1,498
   Omnicell *                                            186,444           1,339
   Onyx Pharmaceuticals *                                  8,200             246
   Optimer Pharmaceuticals * (A)                          56,964             610
   Orthofix International *                               24,685             392
   OSI Pharmaceuticals * (A)                              71,734           2,446
   Owens & Minor                                           8,800             297
   Palomar Medical Technologies *                         25,293             185
   Par Pharmaceutical *                                   12,963             172
   Parexel International *                                16,000             147
   Patterson * (A)                                       130,889           2,365
   PDL BioPharma                                          77,208             453
   PerkinElmer                                           147,837           1,904
   Perrigo (A)                                            35,946             722
   Pharmaceutical Product Development                     60,849           1,460
   Phase Forward *                                        73,146           1,013
   Pozen * (A)                                            20,900             125
   Profarma Distribuidora de Produtos
     Farmaceuticos (Brazil)                               93,400             197
   Psychiatric Solutions * (A)                            60,698           1,028
   Quidel *                                               97,600           1,077
   Regeneron Pharmaceuticals *                            12,400             177
   Res-Care *                                            140,159           1,714
   Resmed *                                               74,775           2,758
   Rigel Pharmaceuticals * (A)                           167,900             880
   Salix Pharmaceuticals *                                24,200             180
   Sepracor *                                             65,100             975
   Sequenom *                                             31,930             467
   Sirona Dental Systems * (A)                           217,052           2,420
   Somanetics *                                           43,524             531
   SonoSite *                                             10,459             193
   STERIS                                                 17,900             413
   Sun Healthcare Group *                                209,684           1,875
   Symmetry Medical *                                    162,581             870
   Techne                                                 24,000           1,172
   Teleflex (A)                                           42,281           2,008
   Theravance * (A)                                      148,045           2,064
   Thoratec * (A)                                         32,408             740
   TomoTherapy *                                         259,329             628
   United Therapeutics * (A)                              19,026           1,277
   Universal American Financial *                         11,030              74
   Universal Health Services, Cl B                        31,277           1,152
   Valeant Pharmaceuticals International *                12,000             209
   Varian *                                               78,100           1,767
   Varian Medical Systems *                               44,800           1,367


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Vertex Pharmaceuticals * (A)                           56,268   $       1,701
   Viropharma * (A)                                      148,133             615
   Warner Chilcott, Cl A * (A)                            64,200             697
   Waters *                                               27,915             983
   Watson Pharmaceuticals * (A)                          151,782           4,291
   Zimmer Holdings *                                      15,088             528
   Zoll Medical *                                          9,800             135
                                                                   -------------
                                                                         171,007
                                                                   -------------
INDUSTRIALS -- 14.6%
   AAON (A)                                               25,200             391
   Actuant, Cl A                                         171,351           1,763
   Acuity Brands (A)                                      44,404           1,018
   Administaff                                             9,502             185
   Advisory Board *                                       22,647             338
   Aegean Marine Petroleum Network (A)                   100,270           1,644
   AGCO *                                                 18,879             324
   Aircastle                                              58,700             192
   Albany International, Cl A                             21,252             183
   Alexander & Baldwin                                    14,637             275
   Allen-Vanguard *                                    1,184,500             107
   Alliant Techsystems *                                  11,173             790
   Altra Holdings *                                       36,300             195
   American Reprographics *                               42,659             166
   American Science & Engineering                          2,200             134
   Ameron International                                   23,000           1,124
   Ametek                                                 79,015           2,091
   AMR *                                                  24,300              99
   AO Smith (A)                                           72,990           1,863
   Apogee Enterprises                                     82,500             781
   Applied Industrial Technologies (A)                    98,200           1,583
   Arkansas Best (A)                                      40,970             714
   Armstrong World Industries                             23,581             302
   ATC Technology *                                       57,955             603
   Avery Dennison                                         37,048             747
   Barnes Group                                          156,835           1,462
   BE Aerospace *                                        148,041           1,104
   Belden                                                 71,201             760
   Blount International *                                 18,425             135
   Brady, Cl A                                            33,499             574
   Briggs & Stratton                                     116,200           1,415
   Brink's                                               109,742           2,620
   C.H. Robinson Worldwide                                13,100             542
   Carlisle                                               51,000           1,011
   CBIZ * (A)                                             75,685             519
   Ceradyne *                                             82,133           1,409
   Chart Industries *                                    125,804             808
   Cintas                                                 55,431           1,125
   CIRCOR International                                   57,300           1,274
   Clarcor                                                69,230           1,825
   Colfax * (A)                                           40,500             294
   Columbus McKinnon *                                    22,815             200
   Comfort Systems USA (A)                                27,000             257
   Consolidated Graphics * (A)                            82,310           1,110
   Continental Airlines, Cl B * (A)                      145,319           1,456
   Con-way (A)                                            63,607             961
   Cooper Industries, Cl A                                 7,035             148
   Copart * (A)                                           56,215           1,519
   Corrections of America * (A)                           69,775             741
   CoStar Group * (A)                                    156,749           3,997
   Courier                                                20,235             276

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Covanta Holding *                                      11,957   $         182
   CRA International *                                    71,058           1,553
   Crane                                                 180,906           2,728
   Cubic                                                  62,700           1,634
   Cummins                                                29,424             612
   Delta Air Lines * (A)                                 114,100             574
   Deluxe (A)                                             55,800             431
   Donaldson                                              10,200             249
   Dover                                                  85,174           2,124
   Duff & Phelps, Cl A * (A)                              77,855           1,078
   Dun & Bradstreet                                       47,166           3,489
   Dycom Industries *                                    270,816           1,251
   Dynamic Materials                                      53,000             494
   DynCorp International, Cl A *                          62,898             767
   EMCOR Group *                                         165,314           2,547
   EnerNOC * (A)                                          25,549             283
   Ennis                                                  20,100             164
   EnPro Industries * (A)                                 78,000           1,283
   Equifax                                                52,314           1,125
   ESCO Technologies *                                    11,700             380
   Esterline Technologies *                               74,578           1,890
   Fastenal                                                  700              21
   Federal Signal                                         70,200             444
   Flowserve                                               7,089             358
   Force Protection * (A)                                207,600           1,072
   Forward Air                                            76,300           1,270
   FTI Consulting * (A)                                   69,588           2,543
   G&K Services, Cl A                                     45,907             819
   Gardner Denver *                                      196,504           3,718
   GATX                                                   11,000             201
   GenCorp *                                              56,825             144
   Genesee & Wyoming, Cl A *                              90,100           1,882
   Geo Group *                                            29,562             349
   GeoEye * (A)                                           50,000           1,130
   Gibraltar Industries                                   20,200             133
   Goodrich                                               27,800             921
   GrafTech International *                              166,415             940
   Graham (A)                                             47,046             386
   Granite Construction                                   14,703             523
   H&E Equipment Services * (A)                          185,725             955
   Harsco                                                 31,400             649
   Hawaiian Holdings *                                    71,575             227
   Heico, Cl A                                            30,912             617
   Heidrick & Struggles International                     22,727             365
   Herman Miller                                          20,226             204
   Hexcel *                                               82,983             515
   Horizon Lines, Cl A                                   334,664           1,138
   Houston Wire & Cable                                   16,400              97
   HUB Group, Cl A *                                      62,550           1,123
   Hubbell, Cl B (A)                                      55,384           1,458
   Huron Consulting Group * (A)                           22,000             908
   ICF International *                                    77,034           1,848
   IDEX (A)                                               79,705           1,540
   Interface, Cl A                                        49,041             109
   ITT                                                    70,400           2,629
   Jacobs Engineering Group *                             23,344             788
   JB Hunt Transport Services                            121,155           2,469
   Joy Global                                             20,868             364
   Kadant *                                               26,284             238
   Kaman                                                  18,004             211
   Kansas City Southern *                                 98,103           1,735
   Kaydon                                                 29,066             727
   KBR                                                    18,900             238
   Kennametal                                             24,450             399


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Kirby *                                                68,411   $       1,508
   Knoll                                                  59,200             391
   LaBarge *                                              10,500              58
   Ladish *                                               17,669             121
   Landstar System                                        42,640           1,350
   LB Foster, Cl A *                                      45,321             969
   Lennox International                                   84,413           2,186
   Lincoln Electric Holdings                              26,479             814
   Lydall *                                               31,900              89
   M&F Worldwide *                                        30,586             322
   Manitowoc (A)                                          99,614             408
   Manpower                                               52,480           1,463
   Marten Transport *                                      8,000             133
   MasTec *                                               85,100             805
   Mcgrath Rentcorp                                        1,719              27
   Michael Baker *                                        19,200             615
   Mine Safety Appliances                                 29,000             529
   Monster Worldwide *                                    21,800             144
   Mueller Industries                                     54,095             977
   Mueller Water Products, Cl A (A)                      258,080             555
   MYR Group *                                            65,248             876
   Navigant Consulting *                                 155,622           2,018
   NN                                                     85,100              81
   Old Dominion Freight Line *                           136,073           2,965
   Orbital Sciences *                                     12,649             179
   Orion Marine Group * (A)                              142,400           1,267
   Oshkosh Truck                                          54,138             339
   Paccar                                                 31,619             793
   Pacer International (A)                                14,800              43
   Pall (A)                                              147,240           3,500
   Parker Hannifin (A)                                    25,000             834
   Pentair (A)                                            45,000             939
   Pitney Bowes                                           48,436             934
   PRG-Schultz International *                            60,510             228
   Quanta Services *                                      84,303           1,484
   Regal-Beloit                                           56,720           1,627
   Republic Airways Holdings * (A)                        87,300             604
   Resources Connection *                                428,293           5,889
   Ritchie Bros Auctioneers                               99,220           1,493
   Robbins & Myers                                        47,885             772
   Rollins                                                20,700             327
   Roper Industries (A)                                   13,800             570
   RR Donnelley & Sons                                   121,194             944
   RSC Holdings * (A)                                    156,700             721
   Rush Enterprises, Cl A *                              224,907           1,837
   Ryder System                                           65,669           1,501
   Saia *                                                 13,400             116
   Sauer-Danfoss                                          23,684             139
   School Specialty *                                     30,709             432
   Seaboard                                                  420             370
   Shaw Group *                                           38,825             906
   Silvercorp Metals *                                    72,500             161
   Skywest                                                88,826             910
   Southwest Airlines                                    201,603           1,187
   Spirit Aerosystems Holdings, Cl A *                    76,281             757
   SPX                                                    48,300           2,139
   Standard Parking *                                    110,970           1,805
   Standard Register                                      59,268             287
   Steelcase, Cl A                                       189,653             764
   Stericycle *                                           20,498             983
   Sterling Construction * (A)                             6,900             103
   SunPower, Cl A * (A)                                    6,886             192
   SunPower, Cl B *                                       23,416             580
   SYKES Enterprises *                                   345,263           5,510
   TAL International Group (A)                            97,400             727

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Tecumseh Products, Cl A *                              22,059   $         117
   Teledyne Technologies *                                21,612             495
   Terex * (A)                                           102,410             913
   Tetra Tech * (A)                                       86,264           1,932
   Textainer Group Holdings (A)                          115,000             680
   Thomas & Betts *                                       63,383           1,452
   Timken                                                 22,326             272
   Toro                                                    3,224              70
   TransDigm Group *                                      55,775           1,971
   Trex *                                                 30,200             272
   Triumph Group                                          11,748             424
   Ultralife * (A)                                        21,700             160
   United Rentals * (A)                                   86,446             350
   United Stationers *                                    58,253           1,266
   United Technologies                                     7,654             313
   URS * (A)                                              67,500           2,087
   UTi Worldwide                                          24,500             301
   Valmont Industries                                      2,500             109
   Wabtec (A)                                             68,161           1,824
   Waste Connections *                                    78,031           1,860
   Waste Services *                                       19,600              85
   Watsco (A)                                             15,700             539
   Watson Wyatt Worldwide, Cl A                           47,586           2,337
   Watts Water Technologies, Cl A                         16,290             276
   Werner Enterprises                                     38,310             522
   WESCO International *                                 168,719           2,801
   YRC Worldwide * (A)                                     5,800              13
                                                                   -------------
                                                                         196,135
                                                                   -------------
INFORMATION TECHNOLOGY -- 17.6%
   3Com *                                                516,377           1,141
   Acxiom                                                127,285           1,054
   ADC Telecommunications * (A)                          236,413             671
   Advanced Analogic Technologies *                      257,320             811
   Advanced Energy Industries *                          158,099           1,069
   Airvana *                                              10,600              57
   Akamai Technologies * (A)                             236,662           4,281
   Alliance Data Systems * (A)                           110,152           3,260
   Amkor Technology * (A)                                 77,800             133
   Amphenol, Cl A                                         32,900             836
   Analog Devices                                         50,129             934
   Anixter International * (A)                            20,700             609
   Ansys *                                                41,900             845
   Applied Micro Circuits * (A)                          118,900             429
   Ariba *                                               102,081             893
   Arris Group * (A)                                     497,880           3,047
   Arrow Electronics *                                   120,648           2,006
   Art Technology Group *                              1,083,614           2,362
   Asyst Technologies *                                  400,383              80
   Atmel *                                               858,757           3,066
   ATMI * (A)                                            109,494           1,456
   Avnet *                                                74,600           1,288
   Avocent *                                              94,695           1,135
   Bankrate *                                             41,110             917
   Benchmark Electronics *                               203,705           1,990
   Black Box                                              44,545             884
   Blackbaud                                               1,116              11
   Blackboard *                                            4,100             112
   BMC Software *                                         21,981             651
   Brightpoint *                                          85,332             335
   Broadridge Financial Solutions                         51,524             823
   Brocade Communications Systems *                      380,100           1,057
   Brooks Automation *                                    40,619             174
   CACI International, Cl A *                             13,296             569


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Checkpoint Systems *                                   44,834   $         349
   Cirrus Logic *                                         55,173             196
   Citrix Systems *                                       24,142             497
   Cognex                                                 22,800             251
   Cogo Group *                                           30,200             186
   Coherent *                                             33,073             506
   CommScope *                                           195,393           1,745
   Computer Sciences *                                    75,653           2,628
   Compuware *                                            83,391             493
   Concur Technologies * (A)                             135,139           2,837
   Constant Contact * (A)                                 82,766           1,143
   Convergys * (A)                                       118,100             762
   CPI International *                                     4,600              34
   Cree *                                                 12,064             237
   CSG Systems International *                            91,765           1,241
   CTS                                                   129,690             409
   Cymer *                                                14,515             268
   Cypress Semiconductor * (A)                           151,205             841
   Daktronics                                             15,400             106
   DealerTrack Holdings * (A)                            296,926           3,136
   Diebold (A)                                           112,459           2,487
   Digital River *                                        23,590             564
   Diodes * (A)                                          106,479             828
   Dolby Laboratories, Cl A *                            114,126           3,201
   DSP Group * (A)                                       262,550           1,457
   DST Systems *                                          15,000             441
   DTS *                                                 139,480           2,311
   eBay *                                                 57,501             625
   EF Johnson Technologies *                             118,500             119
   Electronics for Imaging *                              57,619             513
   Emulex *                                              239,888           1,262
   Entegris *                                            334,663             204
   Equinix * (A)                                         113,037           5,246
   Euronet Worldwide *                                   207,755           2,034
   Factset Research Systems (A)                           21,487             828
   Fidelity National Information Services                 27,416             480
   Flir Systems *                                         38,680             789
   Gartner *                                             189,729           1,918
   Gerber Scientific *                                   112,900             263
   Gevity HR                                              75,900             162
   GSI Commerce * (A)                                    543,671           6,029
   Harris Stratex Networks, Cl A * (A)                   213,172             838
   Heartland Payment Systems                              38,250             211
   Hewitt Associates, Cl A *                              79,972           2,359
   i2 Technologies * (A)                                  37,800             283
   IAC *                                                  44,826             669
   Imation (A)                                           176,366           1,418
   Immersion *                                           149,321             575
   Information Services Group *                          375,474           1,194
   Ingram Micro, Cl A *                                   77,236             841
   Insight Enterprises *                                  72,500             191
   Integral Systems *                                     35,940             328
   Integrated Device Technology *                        433,248           1,941
   InterDigital * (A)                                     27,296             802
   Intermec *                                             15,553             157
   Internet Brands, Cl A * (A)                           208,360             998
   Intersil, Cl A                                        235,655           2,383
   Intuit *                                               23,300             531
   Itron * (A)                                             8,000             357
   IXYS                                                   19,300             163
   j2 Global Communications *                             39,800             745
   Jabil Circuit (A)                                     174,720             723
   JDA Software Group * (A)                              170,600           1,655

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   JDS Uniphase *                                         77,552   $         214
   Juniper Networks *                                     19,099             271
   Kenexa *                                              107,500             494
   Keynote Systems * (A)                                 178,764           1,318
   Knot * (A)                                            167,409           1,036
   Kulicke & Soffa Industries * (A)                       97,700             132
   Lam Research *                                         41,419             810
   Lawson Software * (A)                                 912,749           3,505
   Lender Processing Services                             21,500             563
   Lexmark International, Cl A *                         110,896           1,901
   Linear Technology                                      32,300             704
   Liquidity Services *                                   14,600              69
   Littelfuse *                                           40,140             458
   LSI *                                                  87,500             254
   MAXIMUS (A)                                            51,423           1,895
   MEMC Electronic Materials *                             9,200             138
   Mentor Graphics * (A)                                  29,689             132
   MercadoLibre * (A)                                     45,579             762
   Metavante Technologies *                               50,300             846
   Methode Electronics                                   184,651             656
   Mettler Toledo International * (A)                     16,616             886
   Micrel                                                 22,500             150
   Micron Technology *                                   148,400             478
   Microsemi *                                           281,363           2,845
   MicroStrategy, Cl A *                                  14,239             520
   Microtune *                                            44,750              73
   MKS Instruments *                                      62,817             791
   Molex (A)                                             100,092           1,138
   Monolithic Power Systems *                             26,586             344
   Monotype Imaging Holdings * (A)                       112,214             277
   Move *                                                255,316             414
   MTS Systems                                            11,413             270
   Multi-Fineline Electronix * (A)                        43,400             619
   National Instruments                                   42,000             724
   National Semiconductor                                 56,173             612
   NCR *                                                  20,325             161
   Net 1 UEPS Technologies *                              96,719           1,400
   NetApp *                                               27,921             375
   Netgear *                                              98,000           1,083
   Netscout Systems *                                     38,300             506
   Neutral Tandem *                                       15,910             317
   Novatel Wireless * (A)                                295,800           1,615
   Novell *                                              133,841             423
   Novellus Systems * (A)                                 30,300             386
   Nuance Communications * (A)                           143,033           1,267
   Omniture *                                            492,678           5,597
   ON Semiconductor * (A)                                291,500           1,067
   OSI Systems *                                          78,700           1,243
   Parametric Technology * (A)                           152,580           1,242
   Park Electrochemical                                   48,200             757
   Parkervision * (A)                                    245,900             416
   Pericom Semiconductor *                               137,732             740
   Perot Systems, Cl A *                                  61,457             699
   Plantronics                                            24,904             214
   Plexus *                                               74,895             962
   PMC - Sierra *                                        646,300           3,303
   Polycom *                                              40,500             539
   Power Integrations (A)                                 83,875           1,539
   QLogic * (A)                                           70,300             648
   RealNetworks *                                         36,000              83
   Richardson Electronics                                 35,594             107
   Rogers *                                                3,300              60
   S1 *                                                   54,000             308
   SAIC * (A)                                             83,499           1,579


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Salary.com *                                          251,809   $         413
   Sapient *                                             304,778           1,167
   SAVVIS *                                              191,593           1,075
   Scansource *                                           45,533             723
   Seachange International *                             147,500             718
   Seagate Technology                                    177,300             763
   Silicon Image *                                        69,093             160
   Silicon Laboratories * (A)                             85,197           1,866
   SkillSoft ADR * (A)                                   935,331           6,435
   Skyworks Solutions * (A)                               30,100             196
   Sohu.com * (A)                                         24,147           1,193
   Solera Holdings *                                     287,150           5,970
   SRA International, Cl A *                              70,400             956
   Sun Microsystems * (A)                                120,900             566
   Sybase * (A)                                          186,185           5,060
   Symyx Technologies *                                   27,313             102
   Synaptics *                                            75,512           1,567
   Synchronoss Technologies *                            155,348           1,482
   SYNNEX * (A)                                           42,373             628
   Synopsys *                                            177,793           3,312
   Take-Two Interactive Software                          44,700             277
   Tech Data *                                            26,171             453
   Technitrol                                             43,000              55
   TechTarget *                                          135,622             339
   Techwell *                                             17,900              98
   TeleCommunication Systems, Cl A *                      17,200             142
   TeleTech Holdings *                                   230,324           1,995
   Tellabs *                                             328,387           1,248
   Teradata *                                             86,686           1,340
   Terremark Worldwide *                                 292,470             804
   Tessera Technologies *                                123,080           1,329
   TIBCO Software *                                      226,060           1,092
   TNS *                                                  44,100             295
   Total System Services                                  72,300             910
   Trimble Navigation * (A)                              162,345           2,289
   TTM Technologies * (A)                                175,000             807
   Ultratech *                                            17,884             196
   United Online (A)                                     258,095           1,203
   Universal Display *                                    63,707             384
   Utstarcom *                                           142,908             144
   Varian Semiconductor Equipment Associates *            59,632           1,088
   Veeco Instruments *                                    46,550             198
   Vignette *                                             16,378             108
   VistaPrint * (A)                                      385,445           9,443
   Vocus * (A)                                           202,939           3,377
   WebMD Health, Cl A * (A)                               23,543             546
   Western Digital *                                      88,975           1,215
   Wind River Systems *                                   66,833             505
   Wright Express *                                      177,211           2,594
   Xyratex *                                              80,198             183
   Zebra Technologies, Cl A *                             61,000           1,072
   Zygo *                                                 80,351             329
                                                                   -------------
                                                                         233,319
                                                                   -------------
MATERIALS -- 4.1%
   A. Schulman                                           123,404           1,763
   Air Products & Chemicals                               17,380             804
   Airgas                                                 66,081           2,035
   Albemarle                                              40,886             791
   AM Castle                                              21,700             158
   AMCOL International (A)                                44,900             542
   Aptargroup (A)                                         63,650           1,786
   Ashland (A)                                            82,875             490

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Balchem                                                   300   $           6
   Bemis                                                  24,699             459
   Buckeye Technologies *                                 71,300             161
   Bway Holding *                                         21,300             133
   Cabot                                                  47,871             502
   Carpenter Technology                                   79,938           1,095
   Celanese, Cl A                                        111,991             956
   Century Aluminum *                                     18,288              41
   CF Industries Holdings                                 15,287             983
   Commercial Metals (A)                                  25,400             259
   Crown Holdings *                                      222,990           4,701
   Cytec Industries                                       15,356             237
   Domtar *                                              394,041             311
   Eastman Chemical                                       33,100             680
   Ecolab                                                 59,800           1,900
   FMC                                                    72,200           2,919
   Greif, Cl A                                            31,860             980
   H.B. Fuller (A)                                        61,896             706
   Huntsman                                               98,437             260
   Innophos Holdings                                      85,355             906
   Innospec                                               47,568             192
   International Flavors & Fragrances                     49,884           1,312
   Intrepid Potash *                                      17,897             402
   Koppers Holdings                                       11,710             156
   Lubrizol                                               37,900           1,042
   MeadWestvaco (A)                                       77,501             724
   Myers Industries                                       89,769             355
   Nalco Holding                                          76,000             864
   Neenah Paper                                           46,005             242
   NewMarket                                              37,636           1,301
   Olin (A)                                               52,091             544
   Owens-Illinois *                                      114,850           1,771
   Packaging of America                                   56,739             601
   Pactiv *                                              106,643           1,688
   PolyOne *                                             173,800             280
   Reliance Steel & Aluminum                              57,353           1,365
   Rock-Tenn, Cl A                                        37,700           1,041
   Rockwood Holdings *                                   162,480             957
   RPM International                                      38,400             416
   RTI International Metals *                             19,500             211
   Scotts Miracle-Gro, Cl A (A)                           83,400           2,329
   Sealed Air                                             25,500             284
   Sensient Technologies                                  18,100             366
   Silgan Holdings                                        48,712           2,390
   Solutia *                                             111,374             418
   Sonoco Products                                        85,054           1,639
   Steel Dynamics (A)                                    221,442           1,849
   Temple-Inland (A)                                     239,700           1,138
   Terra Industries                                       26,968             696
   Titanium Metals                                        34,700             203
   United States Steel                                     9,679             190
   Universal Stainless & Alloy *                          65,000             663
   US Concrete *                                          31,757              49
   Valspar                                                 7,061             118
   Western Goldfields *                                  597,000           1,063
                                                                   -------------
                                                                          55,423
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.9%
   Alaska Communications Systems Group                   108,525             683
   Atlantic Telegraph-Network                              9,500             198
   Cbeyond * (A)                                          73,727           1,062
   CenturyTel (A)                                        104,755           2,758
   Cincinnati Bell *                                     262,011             435
   Embarq (A)                                             51,554           1,803


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Fairpoint Communications (A)                          488,400   $         962
   Global Crossing * (A)                                  23,100             169
   Iowa Telecommunications Services                       64,135             870
   NII Holdings *                                        210,595           2,698
   NTELOS Holdings                                        24,800             475
   SBA Communications, Cl A *                            373,841           7,768
   Sierra Wireless * (A)                                 224,000             874
   Syniverse Holdings *                                  158,019           2,391
   Telephone & Data Systems                                7,685             227
   tw telecom inc, Cl A *                                215,717           1,734
   USA Mobility                                           58,362             533
   Windstream                                             50,733             379
                                                                   -------------
                                                                          26,019
                                                                   -------------
UTILITIES -- 5.3%
   AGL Resources                                         157,711           4,375
   Alliant Energy                                         59,463           1,375
   Atmos Energy                                           63,747           1,392
   Black Hills                                            13,917             248
   Cascal                                                 39,883             126
   Centerpoint Energy                                    155,000           1,600
   Central Vermont Public Service                         24,100             496
   Cia de Saneamento de Minas Gerais-COPASA
      (Brazil)                                           132,300           1,147
   Cleco                                                  73,858           1,516
   Consolidated Edison                                    17,040             617
   Constellation Energy Group                             11,630             230
   DPL (A)                                               140,075           2,816
   DTE Energy                                             12,152             325
   Edison International                                   28,710             781
   El Paso Electric *                                     20,628             291
   Empire District Electric                               48,645             672
   Energen                                                89,345           2,394
   Equities CORP                                          64,026           1,969
   Great Plains Energy                                   115,775           1,568
   Hawaiian Electric Industries                           72,800           1,010
   Idacorp (A)                                            62,793           1,528
   ITC Holdings                                           66,367           2,451
   Laclede Group                                          10,225             405
   MDU Resources Group                                    32,685             495
   Mirant * (A)                                           50,600             619
   National Fuel Gas                                       6,747             204
   New Jersey Resources (A)                               30,492           1,069
   Northeast Utilities (A)                                64,989           1,424
   Northwest Natural Gas (A)                              40,635           1,664
   NorthWestern                                          141,925           2,908
   NV Energy                                             145,311           1,347
   OGE Energy (A)                                         58,551           1,283
   Pepco Holdings                                         32,000             480
   Piedmont Natural Gas                                   24,500             591
   Pinnacle West Capital (A)                              74,832           1,965
   PNM Resources                                          61,500             473
   PNOC Energy Development (Philippines)              14,297,500             732
   Portland General Electric                             292,399           4,801
   Questar                                                19,800             571
   Reliant Energy *                                       63,959             221
   SCANA                                                 154,546           4,657
   Southwest Gas                                          50,012             975
   UGI                                                   118,017           2,831
   UIL Holdings                                            8,100             166
   Unisource Energy                                       46,000           1,156

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Vectren (A)                                            67,592   $       1,410
   Westar Energy (A)                                     182,763           3,089
   WGL Holdings                                            9,804             298
   Wisconsin Energy (A)                                  115,762           4,610
   Xcel Energy                                            57,684           1,023
                                                                   -------------
                                                                          70,394
                                                                   -------------
Total Common Stock
   (Cost $1,910,129)($ Thousands)                                      1,254,939
                                                                   -------------
AFFILIATED PARTNERSHIP -- 15.6%
   SEI Liquidity Fund, L.P., 1.06%** (E)+            217,912,558         210,528
                                                                   -------------
Total Affiliated Partnership
   (Cost $217,913) ($ Thousands)                                         210,528
                                                                   -------------
CONVERTIBLE BONDS -- 0.4%

CONSUMER DISCRETIONARY -- 0.1%
   Charming Shoppes
         1.125%, 05/01/14                          $       3,725             917
                                                                   -------------
ENERGY -- 0.0%
   Nova Biosource Fuels
         10.000%, 09/30/12 (B)                             1,826             183
   Rentech
         4.000%, 04/15/13                                    823             159
   Scorpio Mining
         7.000%, 05/05/11 (F)(G)                             509             296
                                                                   -------------
                                                                             638
                                                                   -------------
HEALTH CARE -- 0.1%
   Human Genome Sciences
         2.250%, 10/15/11                                  2,613           1,264
   Incyte
         3.500%, 02/15/11                                    443             226
                                                                   -------------
                                                                           1,490
                                                                   -------------
INDUSTRIALS-- 0.1%
   Hutchinson Technology
         2.250%, 03/15/10                                  1,125             945
                                                                   -------------
INFORMATION TECHNOLOGY-- 0.1%
   NCI Building Systems
         2.125%, 11/15/24                                  1,610           1,193
                                                                   -------------
Total Convertible Bonds
   (Cost $7,122) ($Thousands)                                              5,183
                                                                   -------------
EXCHANGE TRADED FUNDS -- 0.1%
   iShares Russell 2000 Index Fund                        14,371             562
   Powershares QQQ                                        35,773             985
                                                                   -------------
Total Exchange Traded Funds
   (Cost $1,835) ($Thousands)                                              1,547
                                                                   -------------
PREFERRED STOCK -- 0.0%

FINANCIALS -- 0.0%
   East West Bancorp                                         735             346
                                                                   -------------
Total Preferred Stock
   (Cost $616) ($ Thousands)                                                 346
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount
                                                   ($ Thousands)   Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
                                                     Number Of
                                                       Rights
                                                   -------------
RIGHTS -- 0.0%

CANADA -- 0.0%
   Allen-Vanguard, Expires 03/24/09                        1,185   $          --
                                                                   -------------
Total Rights (Cost $0) ($ Thousands)                                          --
                                                                   -------------

                                                     Number Of
                                                      Warrants
                                                   -------------
WARRANTS -- 0.0%
   Oilsands Quest,
      Expires 12/08/09 *                                  20,000               1
   Rentech,
      Expires 04/25/12 *(F)(G)                            13,800               2
   Titanium Asset Management,
      Expires 06/21/11 *(G)                              105,000             121
   Triplecrown Acquisition,
      Expires 10/25/12 *                                 200,851              10
                                                                   -------------
Total Warrants
   (Cost $192) ($ Thousands)                                                 134
                                                                   -------------
U.S. TREASURY OBLIGATION -- 0.7%
   U.S. Treasury Bill
         0.105%, 06/11/09 (C)(D)                   $       8,950           8,943
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $8,943) ($ Thousands)                                             8,943
                                                                   -------------
CASH EQUIVALENT -- 5.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.350%**+                                       70,230,594          70,231
                                                                   -------------
Total Cash Equivalent
   (Cost $70,231) ($ Thousands)                                           70,231
                                                                   -------------
Total Investments -- 115.3%
   (Cost $2,216,981)($ Thousands)@                                 $   1,551,851
                                                                   =============

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                             Number of                    Unrealized
Type of                      Contracts     Expiration    Depreciation
Contract                        Long          Date      ($ Thousands)
--------                    ------------   ----------   -------------
Russell 2000 Index E-MINI        647        Mar-2009      $(3,453)
S&P Mid 400 Index E-MINI         476        Mar-2009       (2,080)
                                                          -------
                                                          $(5,533)
                                                          =======

Restricted Securities -- At February 28, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2009, were as follows:

                 Number of Warrants/                   Right to                      Market
              Face Amount ($Thousands)/  Acquisition   Acquire         Cost           Value       % of Net
                       Shares                Date        Date      ($Thousands)    ($Thousands)    Assets
              -------------------------  -----------   --------   -------------   -------------   --------
Rentech               13,800               4/20/07      4/20/07      $   --           $  2          0.00%
Scorpio Mining           509                5/5/08       5/5/08         499            296          0.02%
Value Creation        85,600               2/29/08      2/29/08         872            209          0.02%
                                                                     ------           ----          ----
                                                                     $1,371           $507          0.04%
                                                                     ======           ====          ====


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
February 28, 2009

     Percentages are based on a Net Assets of $1,346,006 ($ Thousands)

@ At February 28, 2009, the tax basis cost of the Fund's investments was $2,216,981 ($ Thousands), and the unrealized appreciation and depreciation were $16,674 ($ Thousands) and $(681,804)($ Thousands), respectively.

*    Non-income producing security.

**   The rate reported is the 7-day effective yield as of February 28, 2009

+    Investment in Affiliated Security.

+++  Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at February 28, 2009. The total value of securities on loan at February 28, 2009 was $206,781 ($ Thousands).

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2009 was $210,528 ($ Thousands).

(F) Securities considered illiquid and restricted. The total value of such securities as of February 28, 2009 was $507 ($ Thousands) and represented 0.04% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2009 was $758 ($ Thousands) and represented 0.06% of net assets.

ADR -- American Depositary Receipt
Cl -- Class
L.P. -- Limited Partnership
PIPE -- Private Investment in Public Entity

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "--" are $0 or have been rounded to $0

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 89.8%

ARGENTINA -- 0.0%
   Tenaris                                                15,357   $         132
                                                                   -------------
AUSTRALIA -- 4.0%
   AGL Energy                                             19,123             160
   Amcor                                                  19,846              55
   Aristocrat Leisure(A)                                  12,029              28
   Australia & New Zealand Banking Group(A)              123,200           1,031
   AWB                                                    85,981              48
   Babcock & Brown(A)                                     11,693               2
   Beach Petroleum                                         7,664               4
   Bendigo Bank                                              900               4
   BHP Billiton                                          232,291           4,179
   BlueScope Steel                                        19,587              27
   Boart Longyear Group                                    9,755               1
   Boral(A)                                                  987               2
   Brambles                                               37,217             108
   Caltex Australia                                       33,049             197
   CFS Retail Property Trust+++ (A)                       30,400              32
   Challenger Financial Services Group(A)                104,822              77
   Coca-Cola Amatil                                       27,444             157
   Cochlear                                                9,740             329
   Commonwealth Bank of Australia                         60,323           1,136
   Computershare                                          60,658             270
   Crown(A)                                               34,947             115
   CSL                                                   132,545           3,062
   Dexus Property Group+++                                59,900              26
   Downer EDI                                             39,823              93
   Energy Resources of Australia(A)                        9,659             112
   Fairfax Media(A)                                       16,607              10
   Foster's Group                                        140,716             492
   Goodman Fielder                                       314,267             230
   Goodman Group+++                                      124,618              20
   GPT Group+++                                           39,545              12
   Iluka Resources                                         2,200               6
   Incitec Pivot                                          44,393              61
   ING Industrial Fund+++ (A)                            218,296              11
   Insurance Australia Group                              47,610             103
   Lion Nathan                                            21,677             117
   Macquarie Airports                                    333,493             323
   Macquarie Group(A)                                      8,922              94
   Macquarie Infrastructure Group(A)                     971,699             628
   Macquarie Office Trust+++                              34,360               3
   Metcash                                                20,900              55
   Mirvac Group+++                                        18,303              10
   National Australia Bank(A)                            109,610           1,230
   Newcrest Mining                                        43,522             855
   Nufarm                                                 51,019             327
   OneSteel                                               12,704              14
   Origin Energy                                          69,536             600
   Pacific Brands                                        174,604              25
   Qantas Airways                                        433,207             427
   QBE Insurance Group                                    59,890             719
   Rio Tinto(A)                                           21,244             624
   Santos                                                 17,517             172
   Suncorp-Metway                                         27,423              90

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   TABCORP Holdings                                       43,841   $         178
   Telstra                                               191,836             432
   Wesfarmers(A)                                          51,906             576
   Westfield Group+++                                     57,865             388
   Westpac Banking                                        88,220             940
   Woodside Petroleum                                      3,400              77
   Woolworths                                             52,925             878
                                                                   -------------
                                                                          21,982
                                                                   -------------
AUSTRIA -- 0.2%
   Erste Group Bank(A)                                    11,541             110
   OMV                                                    17,359             453
   Raiffeisen International Bank Holding(A)                2,305              43
   Voestalpine                                            28,759             442
                                                                   -------------
                                                                           1,048
                                                                   -------------
BELGIUM -- 1.1%
   Banque Nationale de Belgique                                3               8
   Colruyt                                                 2,414             548
   Delhaize Group                                         25,787           1,492
   Dexia(A)                                               70,278             147
   Euronav                                                 3,671              46
   Fortis                                                 60,352             100
   Groupe Bruxelles Lambert                               15,002             961
   InBev                                                  31,256             856
   KBC Groep                                              21,538             224
   Solvay                                                 16,255             921
   Telenet Group Holding*                                 14,444             251
   UCB(A)                                                 14,507             400
                                                                   -------------
                                                                           5,954
                                                                   -------------
BRAZIL -- 0.2%
   Banco do Brasil                                       100,400             581
   Uniao de Bancos Brasileiros ADR                         5,200             272
                                                                   -------------
                                                                             853
                                                                   -------------
CANADA -- 2.8%
   Barrick Gold                                           31,300             948
   BCE                                                    21,700             424
   Bombardier, Cl B                                       12,800              30
   Canadian Imperial Bank of Commerce                     14,900             507
   Canadian National Railway                              55,020           1,772
   CGI Group, Cl A*                                       54,600             400
   EnCana                                                 63,540           2,505
   Fairfax Financial Holdings                              1,900             463
   Goldcorp                                               79,590           2,302
   Kinross Gold                                           54,100             854
   National Bank of Canada                                 6,460             193
   Nexen                                                  53,815             737
   Petro-Canada                                           52,170           1,154
   Royal Bank of Canada                                   43,500           1,060
   Sun Life Financial                                     45,500             714
   TELUS, Cl A                                               146               4
   Toronto-Dominion Bank                                  34,390           1,013
                                                                   -------------
                                                                          15,080
                                                                   -------------
CHINA -- 0.8%
   Bank of Communications(A)                           1,638,000             973
   China Life Insurance(A)                               527,650           1,459
   China Petroleum & Chemical                          1,099,790             563


SEI Institutional Investment Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   China Railway Group* (A)                              652,000   $         355
   Huaneng Power International                           440,000             287
   Industrial & Commercial Bank of China(A)            2,116,000             852
                                                                   -------------
                                                                           4,489
                                                                   -------------
CZECH REPUBLIC -- 0.0%
   CEZ                                                     2,260              68
                                                                   -------------
DENMARK -- 0.8%
   A P Moeller - Maersk, Cl A                                 92             432
   A P Moeller - Maersk, Cl B                                168             792
   Danisco                                                 6,129             215
   Danske Bank                                            21,120             133
   East Asiatic                                            3,469             100
   Novo-Nordisk, Cl B                                     26,360           1,286
   Novozymes, Cl B(A)                                      5,600             414
   Topdanmark*                                               423              43
   Vestas Wind Systems*                                   21,525             939
                                                                   -------------
                                                                           4,354
                                                                   -------------
FINLAND -- 0.8%
   Kone, Cl B                                              1,321              27
   Konecranes                                              8,925             145
   Nokia                                                 154,874           1,454
   Orion, Cl B                                             3,309              51
   Pohjola Bank, Cl A(A)                                   6,233              44
   Sampo, Cl A                                           129,647           1,708
   Stora Enso, Cl R(A)                                    77,800             324
   UPM-Kymmene                                            79,313             562
   Wartsila, Cl B(A)                                      12,717             292
                                                                   -------------
                                                                           4,607
                                                                   -------------
FRANCE -- 8.0%
   Air France-KLM                                         22,000             200
   Air Liquide                                             7,808             571
   Alstom                                                 14,256             670
   Arkema                                                 10,900             145
   Atos Origin                                             1,773              43
   AXA(A)                                                 31,270             285
   BNP Paribas                                            77,544           2,516
   Bouygues                                               19,145             546
   Capital Gemini                                         17,200             494
   Carrefour                                               2,541              85
   Christian Dior                                          7,200             359
   Cie de Saint-Gobain(A)                                 13,621             311
   Cie Generale de Geophysique- Veritas*                   8,837              96
   CNP Assurances                                          6,655             429
   Compagnie Generale des Etablissements
      Michelin, Cl B                                         600              19
   Credit Agricole                                       125,263           1,215
   Eramet                                                  1,826             263
   Eurazeo                                                   755              18
   Eutelsat Communications                                15,971             329
   France Telecom                                        311,936           6,984
   Gaz de France                                          87,126           2,757
   Gemalto*                                               22,164             559
   Lafarge                                                10,910             468
   Lagardere S.C.A.                                       20,900             678
   M6-Metropole Television                                 1,457              19

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Neopost                                                 4,791   $         348
   Nexans                                                  2,502              96
   Pernod-Ricard(A)                                       13,737             749
   PPR(A)                                                  7,048             419
   Rallye                                                  2,024              30
   Renault                                                47,514             684
   Sanofi-Aventis                                        127,636           6,572
   Schneider Electric                                      3,897             233
   SES Global                                             21,399             393
   Societe Generale                                       47,957           1,489
   Sodexo                                                  7,873             361
   Suez Environnement*                                    58,146             848
   Teleperformance                                           268               7
   Thales                                                 11,400             458
   Total                                                 153,651           7,232
   Unibail-Rodamco+++                                      2,104             265
   Vallourec                                               5,006             390
   Vivendi                                               112,794           2,686
   Wendel(A)                                               8,878             222
                                                                   -------------
                                                                          43,541
                                                                   -------------
GERMANY -- 7.4%
   Allianz                                                41,057           2,747
   Arcandor*                                               8,201              14
   BASF(A)                                                61,832           1,707
   Bayer                                                  94,995           4,558
   Bayerische Motoren Werke                                2,868              71
   Bilfinger Berger                                        4,746             164
   Commerzbank(A)                                         52,925             184
   DaimlerChrysler                                        19,780             445
   Deutsche Bank(A)                                       70,585           1,823
   Deutsche Lufthansa                                    140,584           1,531
   Deutsche Post(A)                                       30,553             291
   Deutsche Postbank                                       6,773              75
   Deutsche Telekom                                      294,163           3,543
   E.ON                                                  193,288           4,950
   Fresenius Medical Care                                 54,650           2,232
   GEA Group                                              26,543             285
   Hannover Rueckversicherung                             29,403           1,061
   HeidelbergCement(A)                                     4,789             127
   Henkel                                                  8,876             191
   Hochtief                                               10,347             284
   KSB                                                        37              13
   Lanxess                                                11,400             167
   Linde                                                   8,255             531
   MAN                                                     5,519             221
   Merck KGaA                                              7,866             590
   MTU Aero Engines Holding                               14,640             377
   Muenchener Rueckversicherungs                          23,982           2,922
   Rheinmetall                                             3,313             108
   RWE                                                    63,357           3,987
   Salzgitter                                              1,407              87
   SAP                                                    58,900           1,888
   SGL Carbon*                                            14,488             321
   Siemens                                                25,660           1,290
   Software                                                5,489             344
   Suedzucker(A)                                          24,113             416
   ThyssenKrupp                                           17,154             302
   Tognum                                                 19,372             195
   TUI(A)                                                 14,370              80
   United Internet                                        11,646              82


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Volkswagen                                                308   $          74
                                                                   -------------
                                                                          40,278
                                                                   -------------
GREECE -- 0.3%
   Marfin Investment Group                                39,244             113
   OPAP                                                   39,386           1,015
   Public Power                                           33,611             509
                                                                   -------------
                                                                           1,637
                                                                   -------------
HONG KONG -- 2.0%
   BOC Hong Kong Holdings                                428,910             427
   Cathay Pacific Airways                                 22,000              23
   Cheung Kong Holdings                                  107,000             867
   China Mobile                                          307,600           2,673
   China Overseas Land & Investment(A)                   948,000           1,238
   Chinese Estates Holdings                               17,000              19
   CLP Holdings                                           55,000             406
   Dairy Farm International Holdings                       4,300              19
   Esprit Holdings                                       106,850             575
   First Pacific                                          85,000              32
   Guoco Group                                            12,000              69
   Hang Seng Bank                                         66,830             739
   Henderson Land Development                             11,900              40
   Hong Kong & China Gas                                  21,000              32
   Hong Kong Exchanges and Clearing                        6,000              48
   HongKong Electric Holdings                             47,500             293
   Hopewell Highway Infrastructure                        79,500              46
   Hutchison Telecommunications International             48,000              11
   Hutchison Whampoa                                     228,980           1,195
   Hysan Development                                      27,000              41
   Jardine Matheson Holdings                              11,400             196
   Kingboard Chemical Holdings                            48,000              78
   Link REIT+++                                           33,000              62
   MTR                                                   254,000             564
   Noble Group(A)                                        555,000             379
   Orient Overseas International                          17,500              40
   Pacific Century Premium Developments                  191,000              36
   Road King Infrastructure                               22,000               8
   SEA Holdings                                            3,000               1
   Shui On Construction and Materials                     12,000               9
   Sinolink Worldwide Holdings                           363,000              21
   Sun Hung Kai                                           16,000              10
   Sun Hung Kai Properties                                11,000              85
   Swire Pacific, Cl A                                    10,500              65
   Texwinca Holdings                                       6,000               2
   USI Holdings                                           14,000               2
   VTech Holdings                                          7,000              27
   Wharf Holdings                                         99,000             207
   Wheelock                                              109,930             184
   Wing On International                                   5,000               4
   Yue Yuen Industrial Holdings(A)                        97,490             181
                                                                   -------------
                                                                          10,954
                                                                   -------------
IRELAND -- 0.1%
   CRH                                                    22,222             457
   Experian                                               40,193             237

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Kerry Group, Cl A                                       4,457   $          95
                                                                   -------------
                                                                             789
                                                                   -------------
ISRAEL -- 0.6%
   Check Point Software Technologies*                     14,800             325
   Teva Pharmaceutical Industries ADR                     62,960           2,807
                                                                   -------------
                                                                           3,132
                                                                   -------------
ITALY -- 3.2%
   A2A(A)                                                200,500             289
   ACEA                                                   27,933             346
   Assicurazioni Generali                                  4,214              64
   Banca Intesa                                          986,675           2,406
   Banca Intesa RNC                                       37,643              63
   Banco Popolare Scarl                                  105,655             404
   Buzzi Unicem                                           15,215             142
   Enel(A)                                               346,841           1,727
   ENI                                                   226,385           4,527
   Fastweb*                                                8,221             192
   Fiat(A)                                                71,947             322
   Finmeccanica                                           35,352             451
   Fondiaria-Sai                                          23,591             274
   IFIL - Investments(A)                                 112,853             213
   Italcementi                                             5,920              31
   Mediobanca                                             44,823             364
   Milano Assicurazioni                                   14,471              30
   Telecom Italia                                      3,651,005           4,193
   Terna Rete Elettrica Nazionale                        153,857             479
   UniCredito Italiano                                   481,155             610
   Unipol Gruppo Finanziario                             180,000             161
                                                                   -------------
                                                                          17,288
                                                                   -------------
JAPAN -- 20.4%
   77 Bank                                                34,000             159
   ADEKA                                                   3,300              18
   Aderans Holdings                                          800               5
   Aeon                                                   41,000             242
   Aeon Credit Service                                    31,600             241
   Aeon Delight                                            2,500              32
   Aichi Bank                                                200              13
   Aioi Insurance                                         11,000              40
   Aisan Industry                                          1,100               5
   Aisin Seiki                                             4,000              62
   Ajinomoto                                              30,000             206
   Aloka                                                   1,700              10
   Amada                                                   9,000              44
   AOC Holdings                                            4,000              21
   AOKI Holdings                                           1,900              17
   Aoyama Trading                                          3,200              39
   Asahi Breweries                                        32,500             406
   Asahi Glass                                            47,000             203
   Asahi Kasei                                            78,000             247
   Astellas Pharma                                        67,800           2,244
   Bank of Kyoto(A)                                       99,000             856
   Bank of Nagoya                                         12,000              63
   Bank of the Ryukyus                                     2,000              17
   Belluna                                                 2,150               5
   Benesse                                                15,700             623
   BML                                                     1,200              24
   Bridgestone                                            35,000             475


SEI Institutional Investment Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Brother Industries                                      7,300   $          49
   Canon                                                  19,500             491
   Canon Electronics                                         300               4
   Canon Finetech                                          2,600              27
   Cawachi                                                 6,200             102
   Central Japan Railway                                     182           1,103
   Chiba Bank                                             35,000             164
   Chiba Kogyo Bank*                                       2,700              27
   Chubu Electric Power                                   23,600             580
   Chudenko                                                3,300              50
   Chugai Pharmaceutical                                  17,495             297
   Chugoku Electric Power                                  4,500             108
   Circle K Sunkus(A)                                      8,500             130
   Citizen Holdings                                       29,800             105
   Coca-Cola Central Japan                                 1,500              21
   COMSYS Holdings                                         2,000              14
   Credit Saison(A)                                       27,100             176
   Dai Nippon Printing                                    29,000             245
   Daihatsu Motor                                         52,000             393
   Daiichi Sankyo                                         39,400             631
   Daiichikosho                                            3,800              35
   Daimei Telecom Engineering                              1,000               8
   Dainippon Ink and Chemicals                            42,000              59
   Dainippon Sumitomo Pharma                              22,000             181
   Daishi Bank                                             4,000              16
   Daito Trust Construction                                  500              16
   DCM Japan Holdings                                      1,900               9
   Dena                                                       25              73
   East Japan Railway                                     36,600           2,186
   EDION(A)                                                1,300               3
   Eighteenth Bank                                         8,000              27
   Eisai                                                   6,400             195
   Electric Power Development                             17,800             567
   FamilyMart                                             42,300           1,423
   Fancl*                                                    300               3
   Fast Retailing                                         13,900           1,393
   Fuji Heavy Industries                                  32,000             102
   Fuji Machine Manufacturing                              1,300               9
   Fuji Media Holdings                                        34              39
   FUJIFILM Holdings                                      41,800             775
   Fujitsu                                               449,000           1,517
   Fujitsu Business Systems                                  100               1
   Fukuoka Financial Group                                57,000             170
   Furukawa Electric                                      90,000             233
   Furuno Electric                                         1,700               7
   Fuyo General Lease                                      1,700              20
   Gunma Bank                                              3,000              16
   Hachijuni Bank                                          8,000              44
   Heiwado                                                 2,400              33
   Higashi-Nippon Bank                                    10,000              27
   Higo Bank                                               5,000              28
   HI-LEX                                                    200               1
   Hisamitsu Pharmaceutical                               13,000             391
   Hitachi                                               423,100           1,051
   Hitachi Maxell                                          4,900              34
   Hitachi Software Engineering                              400               5
   Hitachi Systems & Services                                700               6
   Hokkaido Electric Power                                 8,400             177
   Hokuetsu Bank                                          14,000              24
   Hokuriku Electric Power                                 5,900             156
   Honda Motor                                           132,200           3,153
   Hosiden                                                 8,600              90

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Hyakugo Bank                                           14,000   $          73
   Hyakujushi Bank                                         6,000              28
   Idemitsu Kosan                                            900              69
   Inpex Holdings                                            105             708
   Isuzu Motors                                          451,000             436
   Itochu                                                192,000             859
   Itochu Enex                                             5,000              31
   Itoham Foods                                            2,000               6
   J Front Retailing                                      40,000             121
   Japan Airlines(A)                                     540,000           1,021
   Japan Petroleum Exploration                               900              33
   Japan Steel Works(A)                                  163,890           1,468
   Japan Tobacco                                             443           1,054
   JFE Holdings                                           72,700           1,569
   JFE Shoji Holdings                                     14,000              36
   Juroku Bank                                             5,000              16
   Kakaku.com                                                  7              21
   Kamigumi                                               13,000              83
   Kaneka                                                 25,000             121
   Kansai Electric Power                                  34,300             823
   Kanto Natural Gas Development                           4,000              22
   Kao                                                    94,000           1,782
   Kasumi                                                  3,000              12
   Kawasaki Kisen Kaisha                                 103,000             323
   KDDI                                                      464           2,424
   Keio                                                    6,000              31
   Keisei Electric Railway                                 2,000               9
   Kinden                                                 17,000             119
   Kirin Holdings                                         62,000             597
   Kohnan Shoji                                              600               5
   Komatsu                                                27,700             283
   Konica Minolta Holdings                                15,000             114
   Kose                                                    3,100              64
   K's Holdings                                            2,700              32
   Kuroda Electric                                         1,800              10
   Kyoei Steel(A)                                          2,300              43
   Kyorin                                                  2,000              25
   Kyowa Hakko Kogyo                                      18,000             139
   Kyushu Electric Power                                  31,300             739
   Lawson                                                 18,900             816
   Leopalace21                                            21,000             116
   Lion(A)                                                11,000              55
   Maeda(A)                                                8,000              25
   Makita                                                  5,600             110
   Mandom                                                  1,100              19
   Marubeni                                              222,000             688
   Marui Group                                            20,200              85
   Maruichi Steel Tube                                     1,800              38
   Matsumotokiyoshi Holdings                               1,300              23
   Mazda Motor                                           102,000             129
   Meiji Seika Kaisha(A)                                  20,000              66
   Mie Bank                                                4,000              12
   Mikuni Coca-Cola Bottling                               2,100              15
   Millea Holdings                                        32,100             727
   Minato Bank                                            21,000              31
   Ministop                                                  800              13
   Mitsubishi                                            175,200           2,174
   Mitsubishi Chemical Holdings                          174,000             589
   Mitsubishi Estate                                      55,000             553
   Mitsubishi Gas Chemical                                77,000             301
   Mitsubishi UFJ Financial Group(A)                     774,500           3,490


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Mitsui                                                140,000   $       1,286
   Mitsui Chemicals                                      152,000             322
   Mitsui Fudosan                                         35,000             351
   Mitsui OSK Lines                                      102,000             516
   Mitsui Sumitomo Insurance Group Holdings               48,200           1,137
   Mitsui Trust Holdings                                 163,000             493
   Mitsumi Electric                                       14,100             174
   Mizuho Financial Group(A)                              52,700              99
   Mochida Pharmaceutical                                  2,000              22
   Morinaga Milk Industry                                 14,000              42
   Murata Manufacturing                                   11,800             447
   Musashi Seimitsu Industry                                 100               1
   N E Chemcat                                             1,000              10
   Nafco                                                   1,000              11
   Nagase                                                  8,000              63
   Namco Bandai Holdings                                  51,000             465
   NEC                                                   122,000             284
   NEC Fielding                                              400               5
   NET One Systems                                            14              20
   NHK Spring                                             27,000              91
   Nihon Parkerizing                                       2,000              18
   Nikon                                                  26,000             243
   Nintendo                                               15,635           4,452
   Nippon Denko                                           10,000              27
   Nippon Electric Glass                                  52,000             337
   Nippon Konpo Unyu Soko                                  1,000               9
   Nippon Meat Packers                                     2,000              20
   Nippon Mining Holdings                                277,900             963
   Nippon Oil                                             62,000             295
   Nippon Paper Group                                      5,600             124
   Nippon Seiki                                            4,000              21
   Nippon Sheet Glass                                     49,000              96
   Nippon Shinyaku                                         6,000              57
   Nippon Steel                                          101,000             265
   Nippon Telegraph & Telephone                          149,200           6,363
   Nippon Yusen                                          167,000             687
   Nipponkoa Insurance                                    38,000             280
   Nishi-Nippon City Bank                                 57,000             115
   Nissan Motor                                          523,400           1,594
   Nissan Shatai                                           2,000              11
   Nitori                                                 14,206             750
   Nomura Holdings                                         2,700              11
   Nomura Real Estate Holdings(A)                         10,300             131
   NTT Data                                                    2               5
   NTT DoCoMo                                                995           1,546
   OJI Paper                                             111,000             409
   Okinawa Cellular Telephone                                  4               7
   Okinawa Electric Power                                    600              37
   Omron                                                   5,600              64
   Ono Pharmaceutical                                        800              37
   Onward Holdings                                        19,000             107
   Oracle Japan                                              700              22
   Oriental Land(A)                                          600              39
   ORIX                                                    7,980             162
   Osaka Gas                                             142,000             506
   Panasonic                                              35,000             404
   Point                                                   1,880              77
   Rakuten(A)                                              4,586           2,354
   Resona Holdings(A)                                     24,500             419
   Resorttrust                                             2,400              21
   Ricoh                                                  45,000             507

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Ricoh Leasing                                           1,500   $          19
   Riso Kagaku                                             1,200              11
   Roland                                                  1,000              10
   Sakai Chemical Industry                                 2,000               5
   San-In Godo Bank                                        9,000              64
   Sanken Electric                                         1,000               2
   Sanki Engineering                                       4,000              20
   Sankyo                                                 14,500             649
   Sankyu                                                 17,000              44
   Sanwa Shutter                                          22,000              55
   Sapporo Hokuyo Holdings                                45,000             111
   Sazaby League                                             800               9
   Seiko Epson(A)                                         17,700             202
   Seino Holdings                                         11,000              51
   Senshukai                                               2,600              16
   Seven & I Holdings                                    134,000           2,962
   Seven Bank                                                206             564
   SFCG(A)                                                 1,290              --
   Sharp(A)                                              162,000           1,247
   Shimamura                                               1,200              62
   Shimano                                                 8,800             286
   Shin-Etsu Chemical                                      5,200             231
   Shinsei Bank(A)                                       223,000             196
   Shionogi                                                7,000             113
   Shiseido                                               20,000             294
   Showa Shell Sekiyu                                     39,600             328
   Sky Perfect JSAT Holdings                                 602             234
   Softbank                                               68,900             832
   Sompo Japan Insurance                                  45,000             221
   Sony                                                   37,700             630
   Sony Financial Holdings                                    58             149
   SRI Sports                                                  6               4
   Sumikin Bussan                                          9,000              20
   Sumitomo                                              108,300             902
   Sumitomo Chemical                                      97,000             291
   Sumitomo Metal Industries                              38,000              71
   Sumitomo Metal Mining                                 106,000           1,055
   Sumitomo Mitsui Financial Group(A)                     54,600           1,726
   Sumitomo Trust & Banking                               77,000             254
   Suruga Bank                                            69,273             533
   Suzuken                                                12,700             350
   T&D Holdings                                           10,550             236
   Taisho Pharmaceutical                                  13,000             233
   Takasago Thermal Engineering                            9,000              49
   Takashimaya(A)                                         25,000             128
   Takeda Pharmaceutical                                  55,300           2,228
   Takefuji(A)                                            39,000             128
   Takeuchi Manufacturing                                    700               5
   Tanabe Seiyaku                                         82,000             978
   TDK                                                     8,800             289
   Teijin                                                 71,000             123
   Temp Holdings                                           1,000               5
   Toagosei                                                5,000              11
   Tochigi Bank                                            6,000              30
   Toho Gas                                               21,000             108
   Tohoku Electric Power                                  58,600           1,368
   Tohokushinsha Film                                        500               3
   Tokai Rubber Industries                                   500               3
   Tokuyama                                                7,000              37
   Tokyo Dome                                             15,000              37
   Tokyo Electric Power                                   90,800           2,557


SEI Institutional Investment Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Tokyo Gas                                              42,000   $         168
   Tokyo Style                                             2,000              11
   Tokyo Tatemono                                          5,000              11
   Toppan Printing                                        31,000             184
   Topy Industries                                         1,000               2
   Toshiba(A)                                            377,000             911
   Toshiba TEC                                            15,000              35
   Tosoh                                                  18,000              27
   Toyo Engineering                                        5,000              14
   Toyo Suisan Kaisha                                     25,000             590
   Toyota Industries                                       6,000             128
   Toyota Motor                                          133,300           4,259
   Toyota Tsusho                                           5,700              46
   Trusco Nakayama                                           800               9
   Tsuruha Holdings                                          700              22
   TV Asahi                                                   26              31
   Unipres                                                   600               4
   UNY                                                    36,000             263
   Valor                                                   1,600              12
   West Japan Railway                                        123             435
   Yachiyo Bank                                              800              27
   Yahoo! Japan                                              435             124
   Yamaguchi Financial Group                               1,000               9
   Yamaha                                                 14,500             112
   Yamaha Motor                                           13,300             113
   Yamanashi Chuo Bank                                     2,000              10
   Yamato Kogyo                                            9,800             198
   Yaskawa Electric                                       13,000              50
   Yokogawa Electric                                       6,600              22
   Yurtec                                                  4,000              19
                                                                   -------------
                                                                         111,417
                                                                   -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources                                 348,000              63
                                                                   -------------
MEXICO -- 0.2%
   Fomento Economico Mexicano ADR                         43,100             993
                                                                   -------------
NETHERLANDS -- 4.8%
   Aegon                                                  88,054             314
   Akzo Nobel                                              2,754              97
   European Aeronautic Defense and Space(A)              148,506           2,160
   Fugro                                                  11,957             308
   Imtech                                                  8,800             112
   ING Groep                                             289,539           1,311
   James Hardie Industries                                22,600              47
   Koninklijke Ahold                                     441,310           4,906
   Koninklijke DSM                                        36,614             838
   Koninklijke Philips Electronics                        21,670             347
   Koninklijke Vopak                                      11,573             383
   Randstad Holding                                       16,360             238
   Reed Elsevier                                          75,046             835
   Royal Dutch Shell, Cl A (GBP)                         103,794           2,269
   Royal Dutch Shell, Cl A                               248,922           5,452
   Royal Dutch Shell, Cl B                               169,266           3,537
   Royal KPN                                              79,055           1,013
   TNT                                                    19,016             273
   TomTom*                                                 2,045               7

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Unilever                                               90,439   $       1,736
                                                                   -------------
                                                                          26,183
                                                                   -------------
NEW ZEALAND -- 0.0%
   Fisher & Paykel Healthcare                             40,638              68
   Vector                                                 55,740              61
                                                                   -------------
                                                                             129
                                                                   -------------
NORWAY -- 0.9%
   DnB                                                   181,547             651
   Petroleum Geo-Services*                                13,200              43
   Seadrill (NOK)                                         37,159             282
   Statoil                                               219,587           3,634
   Telenor                                                 9,202              47
   Yara International                                     17,839             376
                                                                   -------------
                                                                           5,033
                                                                   -------------
PAPUA NEW GUINEA -- 0.1%
   Lihir Gold*                                           173,823             367
                                                                   -------------
PORTUGAL -- 0.3%
   Banco Comercial Portugues                              30,213              25
   Banco Espirito Santo                                   20,190             118
   Energias de Portugal(A)                               288,000             911
   Portugal Telecom                                       36,288             295
   REN - Redes Energeticas Nacionais                       9,438              37
                                                                   -------------
                                                                           1,386
                                                                   -------------
RUSSIA -- 0.2%
   LUKOIL ADR                                             20,590             652
   MMC Norilsk Nickel ADR                                 50,026             233
                                                                   -------------
                                                                             885
                                                                   -------------
SINGAPORE -- 0.6%
   ComfortDelgro                                         186,000             156
   DBS Group Holdings                                     40,000             200
   Fraser and Neave                                       14,000              21
   Haw Par                                                10,000              23
   Jardine Cycle & Carriage                               10,000              56
   Neptune Orient Lines                                   35,000              27
   Oversea-Chinese Banking                               296,000             846
   SembCorp Industries                                    74,000              99
   SIA Engineering                                        18,000              21
   Singapore Airlines                                      6,600              43
   Singapore Petroleum                                    39,000              67
   Singapore Technologies Engineering                    116,000             172
   Singapore Telecommunications                           75,000             118
   United Overseas Bank                                  134,000             855
   UOB-Kay Hian Holdings                                  43,000              25
   Venture                                                10,000              31
   Wheelock Properties                                    24,370              14
   Wilmar International                                  311,000             569
                                                                   -------------
                                                                           3,343
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
SOUTH AFRICA -- 0.4%
   ArcelorMittal(A)                                       90,520   $       1,738
   Sanlam                                                379,530             574
                                                                   -------------
                                                                           2,312
                                                                   -------------
SOUTH KOREA -- 0.2%
   Honam Petrochemical                                     6,500             195
   Industrial Bank of Korea                               21,590              82
   KB Financial Group                                      9,600             184
   Samsung Electronics                                     1,690             520
                                                                   -------------
                                                                             981
                                                                   -------------
SPAIN -- 3.3%
   ACS Actividades Construcciones y Servicios(A)          22,196             878
   Banco Bilbao Vizcaya Argentaria                       185,716           1,344
   Banco Popular Espanol                                   2,903              14
   Banco Santander                                         4,201              24
   Banco Santander Central Hispano                       445,236           2,725
   Criteria Caixacorp                                    103,747             289
   Ebro Puleva                                             1,147              13
   Financiera Alba                                         3,503             110
   Gas Natural (A)                                        31,429             564
   Grifols                                                28,808             453
   Grupo Catalana Occidente(A)                             4,368              49
   Iberdrola                                             277,487           1,808
   Mapfre                                                 31,538              64
   Promotora de Informaciones                             14,039              22
   Repsol                                                143,770           2,200
   Sacyr Vallehermoso(A)                                  17,723             123
   Telefonica                                            399,657           7,369
                                                                   -------------
                                                                          18,049
                                                                   -------------
SWEDEN -- 1.6%
   Alfa Laval(A)                                           6,553              46
   Atlas Copco, Cl A(A)                                   30,358             210
   Eniro(A)                                               19,201              13
   Hennes & Mauritz, Cl B(A)                               4,278             159
   Investor, Cl B                                         53,012             599
   Meda, Cl A                                              8,111              44
   Nordea Bank(A)                                        130,390             651
   Oriflame Cosmetics                                        880              21
   Securitas, Cl B                                        52,502             365
   Skandinaviska Enskilda Banken, Cl A(A)                 48,196             200
   Svenska Cellulosa, Cl B                               115,420             748
   Svenska Cellulosa, Cl A                                 1,904              12
   Svenska Handelsbanken, Cl A(A)                         34,213             410
   Swedbank(A)                                            53,687             139
   Swedish Match                                          25,340             332
   Tele2, Cl B                                            32,000             237
   Telefonaktiebolaget LM Ericsson, Cl B                 474,839           3,851
   TeliaSonera(A)                                         73,274             293
   Trelleborg, Cl B                                       10,257              30
   Volvo, Cl B                                            79,150             331
                                                                   -------------
                                                                           8,691
                                                                   -------------
SWITZERLAND -- 7.8%
   ABB                                                    22,668             275
   ACE                                                    10,944             399

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Actelion*                                              22,965   $       1,091
   Adecco(A)                                              15,600             477
   Baloise Holding                                        15,049             856
   Banque Cantonale Vaudoise                                 199              53
   Clariant                                               29,404             110
   Credit Suisse Group                                    97,294           2,377
   Elektrizitaets-Gesellschaft Laufenburg                      8               7
   Flughafen Zuerich                                         123              26
   Galenica                                                  165              46
   Helvetia Holding                                        1,227             189
   Holcim                                                  3,848             128
   Lindt & Spruengli                                         124             196
   Nestle(A)                                             278,548           9,144
   Novartis(A)                                           238,438           8,735
   OC Oerlikon* (A)                                          373               8
   Roche Holding                                          41,239           4,701
   Sulzer                                                  3,387             132
   Swatch Group                                           10,813             237
   Swiss Life Holding                                        780              38
   Swiss Reinsurance                                      75,240             930
   Swisscom                                                2,750             827
   Syngenta                                               20,256           4,348
   UBS                                                   214,894           2,021
   Xstrata                                                89,567             879
   Zurich Financial Services                              30,604           4,352
                                                                   -------------
                                                                          42,582
                                                                   -------------
TAIWAN -- 0.5%
   AU Optronics                                        1,175,000             856
   Chunghwa Telecom                                      977,730           1,505
   Compal Electronics                                  1,037,781             591
                                                                   -------------
                                                                           2,952
                                                                   -------------
THAILAND -- 0.1%
   PTT                                                   101,300             432
                                                                   -------------
UNITED KINGDOM -- 16.1%
   3i Group                                               12,981              37
   Aggreko                                                32,332             163
   Amec                                                  196,390           1,510
   Amlin                                                  88,045             427
   Anglo American                                         41,143             578
   Arriva                                                  1,433               9
   Associated British Foods                               81,800             755
   AstraZeneca                                           183,285           5,787
   Autonomy*                                             125,597           2,155
   Aviva                                                 293,976           1,203
   Babcock International Group                            62,692             403
   BAE Systems                                           795,676           4,182
   Balfour Beatty                                         98,767             443
   Barclays(A)                                           809,015           1,057
   BBA Aviation                                           13,357              13
   Beazley Group                                           9,214              14
   BG Group                                              238,176           3,390
   BHP Billiton                                          212,677           3,300
   BP                                                  1,263,995           8,017
   British American Tobacco                              171,561           4,366
   BT Group, Cl A                                      1,406,248           1,789
   Cable & Wireless                                      683,695           1,332
   Centrica                                              970,106           3,714


SEI Institutional Investment Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Charter International                                  20,214   $         121
   Cobham                                                203,758             557
   Colt Telecom Group*                                     5,475               6
   Compass Group                                         368,676           1,613
   Diageo                                                 77,274             887
   Firstgroup                                             37,800             143
   Friends Provident                                      42,720              43
   Game Group                                            108,340             224
   GlaxoSmithKline                                       364,779           5,508
   Greene King                                             8,798              52
   Group 4 Securicor                                     196,417             517
   Hays                                                   25,093              27
   Hiscox                                                 16,483              65
   Home Retail Group                                     374,580           1,124
   HSBC Holdings                                         757,581           5,246
   IG Group Holdings                                      77,054             292
   Imperial Tobacco Group                                 76,653           1,827
   Inmarsat                                               57,177             349
   Intercontinental Hotels Group                          10,568              72
   Intertek Group                                         26,230             308
   Invensys                                               48,270             104
   Investec                                               28,790              83
   Jardine Lloyd Thompson Group                           14,858              96
   John Wood Group                                        38,897             107
   Kazakhmys                                               8,614              32
   Kingfisher                                            372,000             664
   Legal & General Group                               1,183,863             672
   Lloyds Banking Group                                1,054,432             862
   LogicaCMG                                             136,558             133
   Man Group                                              14,581              35
   Marston's                                              17,030              28
   Meggitt                                                44,280              79
   Micro Focus International                               6,548              27
   Mondi                                                  54,833              96
   National Express Group                                  8,095              27
   National Grid                                          61,152             542
   Old Mutual                                          1,160,447             679
   Prudential                                             38,331             152
   QinetiQ                                                26,048              51
   Reckitt Benckiser Group                                45,243           1,724
   Reed Elsevier                                          12,668              94
   Rexam                                                  13,044              48
   Rio Tinto                                              18,787             477
   Royal & Sun Alliance Insurance Group                1,069,412           2,082
   Sage Group                                             26,672              64
   Serco Group                                            33,893             186
   Shire                                                  62,754             741
   Smith & Nephew                                          8,277              58
   Smiths Group                                           45,547             536
   Southern Cross Healthcare                               6,914               9
   Spectris                                                8,665              53
   St. James's Place                                      60,361             162
   Standard Chartered                                     92,297             866
   Standard Life                                          48,136             119
   Tate & Lyle                                           101,566             382
   Tesco                                                 188,629             891
   Thomas Cook Group                                      19,409              59
   TUI Travel                                            141,500             444
   Unilever                                               58,245           1,120
   Vodafone Group                                      4,689,436           8,273

                                                    Shares/Face
                                                        Amount      Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   WPP                                                   205,552           1,062
   Yell Group                                             21,779               6
                                                                   -------------
                                                                          87,550
                                                                   -------------
Total Common Stock (Cost $722,477) ($ Thousands)                         489,534
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 2.3%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.1%
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35 (B)                      $       1,216   $         175
   FNMA TBA
         6.500%, 03/15/39                                  2,300           2,405
         6.000%, 03/15/24 to 03/15/39                      3,500           3,624
                                                                   -------------
                                                                           6,204
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.2%
   Banc of America Funding,
      Ser 2006-A, Cl 2A2
         5.249%, 02/20/36 (C)                                128             108
   Banc of America Mortgage
      Securities, Ser 2004-10, Cl 2A1
         5.000%, 12/25/19                                    502             486
   Countrywide Alternative Loan
      Trust, Ser 2004-33, Cl 1A1
         5.340%, 12/25/34 (C)                                196             118
   Countrywide Home Loan
      Mortgage Pass Through Trust,
      Ser 2006-HYB1, Cl 1A1
         5.324%, 03/20/36 (C)                                448             200
   Countrywide Home Loan
      Mortgage Pass Through Trust,
      Ser 2006-HYB2, Cl 1A1
         5.798%, 04/20/36 (C)                              1,146             461
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2004-22, Cl A1
         5.078%, 11/25/34 (C)                                433             297
   Deutsche ALT-A Securities
      Alternate Loan Trust, Ser 2006-
      AB3, Cl A1
         6.250%, 06/30/36 (C)                                575             495
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1
         1.066%, 01/19/45 (C)                                262              20
   First Horizon Asset Securities,
      Ser 2006-AR3, Cl 1A1
         5.652%, 11/25/36 (C)                                596             406
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR6, Cl 1A
         5.508%, 10/25/34 (C)                                 72              40
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-6, Cl 2A1
         4.992%, 07/25/34 (C)                                623             350
   Master Adjustable Rate Mortgages
      Trust, Ser 2005-2, Cl 3A1
         5.492%, 03/25/35 (C)                                389             194
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A
         5.038%, 02/25/36 (C)                                951             860


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1
         6.500%, 03/25/34 (D)                      $         279   $         252
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1
         6.500%, 10/25/34 (C) (D)                            321             279
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A
         5.995%, 03/25/47                                    799             666
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2
         5.211%, 03/25/35 (C)                              1,104             506
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         0.874%, 02/25/46 (C)                                246              26
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.206%, 12/25/34 (C)                                966             612
   Wells Fargo Mortgage Backed Securities Trust,
      Ser 2004-I, Cl B1
         5.143%, 07/25/34 (C)                                 57              33
                                                                   -------------
                                                                           6,409
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $16,230) ($ Thousands)                                           12,613
                                                                   -------------
ASSET-BACKED SECURITIES -- 0.5%

MORTGAGE RELATED SECURITIES -- 0.5%
   ACE Securities, Ser 2003-NC1,
      Cl M
         1.644%, 07/25/33 (C)                                600             325
   ACE Securities, Ser 2003-OP1,
      Cl M1
         1.174%, 12/25/33 (C)                                250             143
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         1.824%, 03/25/33 (C)                                326             167
   Argent Securities, Ser 2003-W5,
      Cl M1
         1.174%, 10/25/33 (C)                                250             127
   Argent Securities, Ser 2003-W9,
      Cl M1
         1.164%, 03/25/34 (C)                                343             151
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M1
         1.586%, 09/15/33 (C)                                446             283
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2
         2.074%, 01/25/34 (C)                                225             117
   Home Equity Asset NIM Trust,
      Ser 2003-4, Cl M2
         2.874%, 10/25/33 (C)                                214             105
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         2.124%, 07/25/34 (C)                                 39              10
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         1.494%, 10/25/33 (C)                                547             303
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         1.124%, 08/25/33 (C)                                103              52

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1
         1.569%, 12/25/33 (C)                      $          54   $          22
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         0.624%, 02/25/36 (C) (D)                          1,400             784
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         3.474%, 06/25/33 (C)                                134              85
   Terwin Mortgage Trust,
      Ser 2006-6, Cl 2A1
         4.500%, 06/25/36                                    220              59
                                                                   -------------
                                                                           2,733
                                                                   -------------
Total Asset-Backed Securities
   (Cost $5,171) ($ Thousands)                                             2,733
                                                                   -------------
PREFERRED STOCK -- 0.5%

BRAZIL -- 0.3%
   Banco Bradesco                                        130,300           1,155
   Usinas Siderurgicas de Minas Gerais, Cl A              25,950             281
                                                                   -------------
                                                                           1,436
                                                                   -------------
GERMANY -- 0.1%
   Bayerische Motoren Werke                                  862              13
   Porsche Automobil Holding(A)                           11,654             476
   RWE                                                       731              40
   Volkswagen                                              3,987             179
                                                                   -------------
                                                                             708
                                                                   -------------
ITALY -- 0.0%
   Exor*                                                  16,418              70
                                                                   -------------
SOUTH KOREA -- 0.1%
   Samsung Electronics                                     1,400             248
                                                                   -------------
Total Preferred Stock (Cost $5,141)  ($ Thousands)                         2,462
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.3%

   FHLMC
      1.053%, 03/03/09 (E)                                   250             250
      2.171%, 04/13/09 (E)                                   926             926
      2.225%, 05/04/09 (E)                                   500             500
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $1,672) ($ Thousands)                                             1,676
                                                                   -------------
CORPORATE OBLIGATIONS -- 0.0%

UNITED STATES -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17 (D)                                100              76
   Shinsei Finance Cayman
         6.418%, 01/29/49 (C) (D)                            490              80
                                                                   -------------
Total Corporate Obligations
   (Cost $590) ($ Thousands)                                                 156
                                                                   -------------


SEI Institutional Investment Trust / Quarterly Holdings / February 28, 2009

                                                      Shares/
                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
                                                     Number Of
                                                       Rights
                                                   -------------
RIGHTS -- 0.0%

AUSTRALIA -- 0.0%
   John Fairfax, Expires 04/08/09*                            10   $          --
   Suncorp-Metway, Expires 03/25/09*                           5               3
   Wesfarmers, Expires 03/05/09*                              20              --
   Wesfarmers PPS, Expires 03/05/09*                           2              --
                                                                   -------------
                                                                               3
                                                                   -------------
BELGIUM -- 0.0%
   Fortis, Expires 07/01/14* (A)                             135              --
                                                                   -------------
UNITED KINGDOM -- 0.0%
   Colt Telecom, Expires 03/19/09*                             2              --
                                                                   -------------
Total Rights (Cost $0)($ Thousands)                                            3
                                                                   -------------
AFFILIATED PARTNERSHIP -- 7.0%

UNITED STATES -- 7.0%
   SEI Liquidity Fund, L.P., 1.060+** (F)             39,415,555          38,454
                                                                   -------------
Total Affiliated Partnership
   (Cost $39,416) ($ Thousands)                                           38,454
                                                                   -------------
CASH EQUIVALENT -- 1.5%

UNITED STATES -- 1.5%
   SEI Daily Income Trust, Prime Obligation
      Fund, Cl A, 0.350+ **                            7,963,482           7,963
                                                                   -------------
Total Cash Equivalent
   (Cost $7,963) ($ Thousands)                                             7,963
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 1.3%
   U.S. Treasury Bill
         0.212%, 06/11/09 (E)                              6,990           6,984
         0.290%, 06/18/09 (E)                                200             200
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $7,186) ($ Thousands)                                             7,184
                                                                   -------------
Total Investments -- 103.2%
   (Cost $805,846)($ Thousands)ss                                  $     562,778
                                                                   =============


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
February 28, 2009

A summary of outstanding swap agreements held by the Fund at February 28, 2008, is as follows:

                                                       Total Return Swaps
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           NET
                                                                                                            NOTIONAL   UNREALIZED
                                                                                              TERMINATION    AMOUNT   DEPRECIATION
 COUNTERPARTY   REFERENCE ENTITY/OBLIGATION           FUND PAYS              FUND RECEIVES        DATE    (THOUSANDS) ($THOUSANDS)
-------------   ----------------------------- -------------------------- -------------------- ----------- ----------- ------------
Goldman Sachs   BAS AAA 10YR CMBS Daily Index   Negative Spread Return   Initial Index Spread   03/31/09     4,000     $   (431)
                                                                            Minus 150 Bps
JPMorgan        MSCI Daily TR Net EAFE USD    3-Month LIBOR Minus 40 Bps     Price Return       10/15/09    34,057       (6,420)
   Chase Bank   Market Index
                                                                                                                        -------
                                                                                                                        $(6,851)
                                                                                                                        =======

                                                        CREDIT DEFAULT SWAPS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            NET
                                                                                                            NOTIONAL    UNREALIZED
                                                                 BUY/SELL   (PAYS)/RECEIVES  TERMINATION     AMOUNT    APPRECIATION
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION                PROTECTION        RATE           DATE     (THOUSANDS)  ($THOUSANDS)
------------         -----------------------------------------  ----------  ---------------  -----------  -----------  ------------
Bank of America      Black & Decker Corp., 7.125%, 06/01/11         BUY          (0.55)        12/20/11        750        $   38
Bank of America      Darden Restaurants Inc., 7.125%, 02/01/16      BUY          (0.45)        12/20/11        750            37
Bank of America      MeadWestvaco Corp., 6.850%, 04/01/12           BUY          (0.48)        12/20/11        750           125
Bank of America      MGIC Investment Corp., 6.000%, 11/01/15        BUY          (0.35)        12/20/13        750           262
Bank of America      PMI Group Inc., 6.000%, 09/15/16               BUY          (0.35)        12/20/13        750           230
Bank of America      Radian Group Inc., 7.750%, 06/01/11            BUY          (0.39)        12/20/13        750           348
Bank of America      The Limited Inc., 6.125%, 12/01/12             BUY          (0.48)        12/20/11        750            23
Bank of America      TJX Cos. Inc., 7.450%, 12/15/09                BUY          (0.19)        12/20/11        750            24
Goldman Sachs        CMBX.NA.BBB 2 Index                            BUY          (0.60)        03/15/49      2,000           973
JPMorgan Chase Bank  Black & Decker Corp., 7.125%, 06/01/11         BUY          (0.55)        12/20/11        750            38
JPMorgan Chase Bank  Hasbro Inc., 2.750%, 12/01/21                  BUY          (0.39)        12/20/11        750           347
JPMorgan Chase Bank  Jones Apparel Group., 5.125%, 11/15/14         BUY          (0.77)        12/20/11        750           169
JPMorgan Chase Bank  MGIC Investment Corp., 6.000%, 03/15/07        BUY          (0.35)        12/20/13        750           230
JPMorgan Chase Bank  Nordstrom Inc., 6.950%, 03/15/28               BUY          (0.28)        12/20/13        750           153
JPMorgan Chase Bank  PMI Group Inc., 6.000%, 09/15/16               BUY          (0.35)        12/20/13        750           262
JPMorgan Chase Bank  PPG Industries Inc., 7.050%, 08/15/09          BUY          (0.20)        12/20/11        750            37
JPMorgan Chase Bank  Radian Group Inc., 7.750%, 06/01/11            BUY          (0.39)        12/20/13        750           307
Merrill Lynch        MDC Holdings Inc., 5.500%, 05/15/13            BUY          (0.90)        12/20/11        750            10
Merrill Lynch        Nordstrom Inc., 6.950%, 03/15/28               BUY          (0.28)        12/20/13        750           153
                                                                                                                          ------
                                                                                                                          $3,766
                                                                                                                          ======


SEI Institutional Investment Trust / Quarterly Holdings / February 28, 2009

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                                                           UNREALIZED
                               NUMBER OF                  APPRECIATION
TYPE OF                        CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                     LONG (SHORT)      DATE      ($ THOUSANDS)
----------------------       ------------   ----------   --------------
DJ Euro Stoxx 50 Index            472        Mar-2009       $(1,812)
FTSE 100 Index                    131        Mar-2009          (638)
Hang Seng Index                    11        Mar-2009            (4)
MSCI EAFE Index E-MINI           (170)       Mar-2009         1,721
Nikkei 225 Index                   18        Mar-2009           (49)
SPI 200 Index                      40        Mar-2009          (101)
Topix Index                       102        Mar-2009          (454)
U.S. 10-Year Treasury Note         (5)       Jun-2009             7
                                                            -------
                                                            $(1,330)
                                                            =======

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2009, is as follows:

                                                    UNREALIZED
                   CURRENCY TO     CURRENCY TO     APPRECIATION
                     DELIVER         RECEIVE      (DEPRECIATION)
MATURITY DATE      (THOUSANDS)     (THOUSANDS)     ($ THOUSANDS)
-------------     -------------   -------------   --------------
3/3/09             EUR       30   SEK       341      $    --
3/20/09            CAD   18,937   USD    14,988           61
3/20/09            CHF    1,581   USD     1,349           (9)
3/20/09            EUR      473   USD       598           (3)
3/20/09            GBP    1,524   USD     2,162          (10)
3/20/09            HKD   27,619   USD     3,562           --
3/20/09            MXP   16,225   USD     1,102           30
3/20/09            NOK    5,938   USD       843            2
3/20/09            SEK    3,037   USD       336           (2)
3/20/09            SGD      609   USD       394           --
3/20/09            USD    8,719   AUD    13,716           30
3/20/09            USD    1,660   CAD     2,087          (15)
3/20/09            USD    2,158   CHF     2,533           18
3/20/09            USD    4,723   EUR     3,750           39
3/20/09            USD   18,385   GBP    13,019          169
3/20/09            USD      254   HKD     1,969           --
3/20/09            USD      183   MXP     2,772           (1)
3/20/09            USD       15   NOK       102           --
3/20/09            USD    2,448   SEK    21,640          (42)
3/20/09            USD    2,699   SGD     4,134          (26)
3/20/09            USD       60   ZAR       596           (1)
3/20/09            ZAR    5,912   USD       575          (12)
3/20/09-4/23/09    AUD   13,012   CHF     9,800          142
3/20/09-4/23/09    CHF    9,800   AUD    12,305         (593)
3/20/09-4/23/09    GBP    2,045   SGD     4,800          191
3/20/09-6/19/09    NZD    8,235   USD     4,815          711
3/20/09-6/19/09    USD    5,165   NZD     8,560         (899)
3/20/09-7/21/09    CHF   19,800   EUR    12,959         (580)
3/20/09-7/21/09    CHF   19,800   GBP    10,294       (2,349)
3/20/09-7/21/09    EUR   13,117   CHF    19,800          378
3/20/09-7/21/09    GBP   10,081   CHF    18,900        1,877
3/20/09-8/21/09    SGD    5,400   GBP     2,150         (429)

                                                    UNREALIZED
                   CURRENCY TO     CURRENCY TO     APPRECIATION
                     DELIVER         RECEIVE      (DEPRECIATION)
MATURITY DATE      (THOUSANDS)     (THOUSANDS)     ($ THOUSANDS)
-------------     -------------   -------------   --------------
3/23/09           USD    20,200   JPY 1,890,421      $  (870)
3/23/09-6/19/09   EUR    10,149   JPY 1,316,000          586
3/23/09-7/22/09   GBP     4,567   JPY   764,000        1,309
3/23/09-7/22/09   JPY   423,000   NOK    26,560         (569)
3/23/09-7/22/09   NOK    26,772   JPY   385,000          148
3/23/09-8/21/09   JPY 1,546,000   EUR    11,687         (992)
3/23/09-8/21/09   JPY   918,000   GBP     5,535       (1,511)
4/23/09           CAD     1,900   NZD     2,654         (174)
4/23/09           NZD     2,795   CAD     1,900          104
5/22/09           AUD     1,851   SGD     1,800           (1)
5/22/09           SGD     2,400   AUD     2,406          (25)
6/19/09           AUD     2,454   JPY   151,000           (9)
6/19/09           CHF       400   NOK     2,358          (11)
6/19/09           JPY   189,000   AUD     3,053           (1)
7/21/09           EUR       360   SGD       700           (4)
7/21/09           SGD       700   EUR       352           (6)
8/21/09           JPY    39,000   NZD       795           (7)
8/21/09           SEK     3,700   NOK     2,874           (7)
                                                     -------
                                                     $(3,363)
                                                     =======

     Percentages are based on a Net Assets of $545,388 ($ Thousands)

*    Non-income producing security.

**   The rate reported is the 7-day effective yield as of February 28, 2009.

++   Investment in Affiliated Security.

+++  Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at February 28, 2009. The total value of securities on loan at February 28, 2009 was $36,190 ($ Thousands).

(B) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(C) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2009.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2009 was $38,454 ($ Thousands)

ss At February 28, 2009, the tax basis cost of the Fund's investments was $805,846 ($ Thousands), and the unrealized appreciation and depreciation were $7,495 ($ Thousands) and $(249,601) ($ Thousands) respectively.

ABS -- Asset-Backed Security
ADR -- American Depositary Receipt
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
HKD -- Hong Kong Dollar
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
L.P. -- Limited Partnership


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund
February 28, 2009

LIBOR -- London Interbank Offered Rate
MXP -- Mexican Peso
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krone
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


SEI Institutional Investment Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 88.8%

ARGENTINA -- 0.2%
   MetroGas ADR*                                           4,100   $           4
   Petrobras Energia Participaciones ADR                  89,000             447
   Telecom Argentina ADR*                                 55,500             396
   Tenaris ADR(A)                                        123,605           2,169
   Ternium ADR                                            53,914             354
                                                                   -------------
                                                                           3,370
                                                                   -------------
AUSTRALIA -- 3.2%
   AGL Energy                                             61,700             517
   Amcor                                                 121,106             336
   Aristocrat Leisure(A)                                  28,269              66
   Australia & New Zealand Banking
     Group(A)                                            497,258           4,161
   AWB                                                   120,275              67
   Beach Petroleum                                        17,136               9
   Bendigo Bank                                            1,500               6
   BHP Billiton                                          661,850          11,907
   BlueScope Steel                                        52,495              74
   Boart Longyear Group                                   92,117               5
   Boral(A)                                               68,934             123
   Brambles                                              165,397             483
   Caltex Australia                                      111,590             664
   Campbell Brothers                                         189               1
   CFS Retail Property Trust+++ (A)                       79,274              85
   Challenger Financial Services Group(A)                204,468             150
   Coca-Cola Amatil                                       79,956             456
   Cochlear                                               34,026           1,150
   Commonwealth Bank of Australia                        123,768           2,332
   Computershare                                         199,142             886
   Crown(A)                                              107,356             353
   CSL                                                   408,586           9,440
   Dexus Property Group+++                               157,400              69
   Downer EDI                                             30,889              72
   Energy Resources of Australia(A)                       29,215             338
   Fairfax Media(A)                                      141,350              84
   Foster's Group                                        363,719           1,272
   Goodman Fielder                                       689,638             505
   Goodman Group+++                                      357,973              57
   GPT Group+++                                          239,898              71
   Iluka Resources                                        11,400              31
   Incitec Pivot                                         160,129             218
   ING Industrial Fund+++ (A)                            412,780              21
   Insurance Australia Group                             212,558             460
   JB Hi-Fi                                                6,808              46
   Leighton Holdings                                      14,722             175
   Lion Nathan                                           104,563             566
   Macquarie Airports                                    131,800             128
   Macquarie Group(A)                                     27,773             293
   Macquarie Infrastructure Group(A)                   2,004,471           1,294
   Macquarie Office Trust+++                             235,429              18
   Metcash                                               230,100             610
   National Australia Bank(A)                            381,532           4,281
   Newcrest Mining                                       124,173           2,439
   Nufarm                                                193,199           1,239
   Origin Energy                                         270,947           2,337
   Pacific Brands                                        231,936              33

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Qantas Airways(A)                                     870,849   $         859
   QBE Insurance Group                                   220,884           2,651
   Rio Tinto(A)                                           94,140           2,767
   Santos                                                 47,100             463
   Suncorp-Metway                                        111,126             366
   TABCORP Holdings                                       70,504             286
   Tatts Group                                           111,605             202
   Telstra                                               832,914           1,875
   Wesfarmers(A)                                         147,454           1,636
   Westfield Group+++                                    146,660             983
   Westpac Banking                                       179,543           1,913
   Woodside Petroleum                                     10,300             234
   Woolworths                                             96,124           1,596
                                                                   -------------
                                                                          65,759
                                                                   -------------
AUSTRIA -- 0.1%
   Erste Group Bank(A)                                    37,521             359
   OMV                                                    57,074           1,490
   Raiffeisen International Bank Holding(A)               20,004             374
   Strabag                                                 8,820             113
   Telekom Austria                                           574               7
   Voestalpine                                            33,600             516
                                                                   -------------
                                                                           2,859
                                                                   -------------
BELGIUM -- 0.9%
   Banque Nationale de Belgique                                6              17
   Colruyt                                                 8,336           1,894
   Delhaize Group                                         73,220           4,235
   Dexia(A)                                              220,500             460
   Elia System Operator                                      448              15
   Euronav                                                14,224             178
   Fortis                                                204,675             338
   Groupe Bruxelles Lambert                               52,309           3,351
   InBev                                                 115,258           3,155
   KBC Groep                                              66,521             692
   Solvay                                                 43,812           2,484
   Telenet Group Holding*                                 46,954             816
   UCB(A)                                                 39,330           1,084
   Umicore                                                48,427             730
                                                                   -------------
                                                                          19,449
                                                                   -------------
BRAZIL -- 1.6%
   All America Latina Logistica                          168,400             576
   Banco Bradesco ADR                                    227,400           1,983
   Banco do Brasil                                       184,600           1,068
   Bradespar                                               7,100              62
   Brascan Residential Properties                          3,400               3
   Camargo Correa Desenvolvimento Imobiliario             50,100              48
   Cia de Saneamento Basico do
      Estado de Sao Paulo                                125,560           1,267
   Cia de Saneamento de Minas
      Gerais-COPASA (Brazil)                              43,900             380
   Cia Vale do Rio Doce ADR, Cl B(A)                     250,390           3,228
   Cia Vale do Rio Doce                                  196,000           2,541
   Dufry South America (United Kingdom)                   46,600             329
   EDP - Energias do Brasil                               81,100             799
   Empresa Brasileira de Aeronautica                     152,300             418


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Even Construtora e Incorporadora                        1,000   $           1
   Ez Tec Empreendimentos e Participacoes                 77,700              72
   Fertilizantes Heringer                                 25,300              42
   Globex Utilidades                                      16,500              42
   Hypermarcas*                                          132,700             781
   Industrias Romi                                        34,700              90
   Klabin Segall                                          27,300              16
   Localiza Rent A Car                                   268,200             909
   Lojas Renner                                          147,900             882
   Marfrig Frigorificos e Comercio de Alimentos*          83,800             247
   Minerva                                                39,100              30
   Natura Cosmeticos                                     103,500             947
   OGX Petroleo e Gas Participacoes*                       6,485           1,549
   Petroleo Brasileiro                                   281,100           3,935
   Petroleo Brasileiro ADR, Cl A                          57,200           1,280
   Petroleo Brasileiro ADR                               100,814           2,796
   Rodobens Negocios Imobiliarios                         63,800             242
   Rossi Residencial                                      99,300             139
   Santos Brasil Participacoes                            92,372             305
   Souza Cruz                                             52,600           1,063
   Tecnisa (Brazil)                                       36,447              41
   Tegma Gestao Logistica                                 20,600              49
   Uniao de Bancos Brasileiros                           151,100             804
   Uniao de Bancos Brasileiros ADR                        45,930           2,403
   Usinas Siderurgicas de Minas Gerais                   116,800           1,200
   Wilson Sons, Cl BDR                                    72,380             334
                                                                   -------------
                                                                          32,901
                                                                   -------------
CANADA -- 5.7%
   Agrium                                                 59,490           2,071
   Alimentation Couche Tard, Cl B                         43,800             452
   Astral Media, Cl A                                      3,600              70
   Atco                                                   18,000             531
   Atrium Innovations*                                    12,500             148
   Bank of Montreal                                       70,580           1,574
   Bank of Nova Scotia                                   135,680           3,070
   Barrick Gold                                          248,450           7,529
   BCE                                                   185,700           3,634
   Biovail                                               102,700           1,094
   Bombardier, Cl B(A)                                    33,860              79
   Brookfield Asset Management, Cl A                     178,500           2,372
   Brookfield Properties                                  14,800              75
   Canadian Imperial Bank of Commerce                     49,178           1,672
   Canadian National Railway                             182,830           5,888
   Canadian Natural Resources                             40,960           1,320
   Canadian Oil Sands Trust                               58,300             919
   Canadian Utilities                                     41,800           1,361
   Canfor*                                                43,800             193
   Celestica*                                            130,220             410
   CGI Group, Cl A*                                      431,580           3,163
   Daylight Resources Trust                                3,610              18
   Emera                                                  41,900             673
   Empire, Cl A                                           23,500             934
   Enbridge                                              118,000           3,543
   EnCana                                                309,160          12,206
   Fairfax Financial Holdings                             13,800           3,359

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Fortis                                                 32,390   $         613
   George Weston                                          35,000           1,669
   Gerdau Ameristeel                                      12,700              52
   Goldcorp                                              243,280           7,041
   Groupe Aeroplan                                        38,000             280
   Imperial Oil                                           57,600           1,804
   Industrial Alliance Insurance and
      Financial Services                                  14,890             198
   ING Canada                                              4,610             119
   Inmet Mining                                           12,800             291
   Kinross Gold                                          169,020           2,669
   Labrador Iron Ore Royalty Income Fund                   5,300             106
   Laurentian Bank of Canada                               3,220              81
   Magna International, Cl A                              21,500             553
   Manulife Financial                                     20,200             206
   Metro, Cl A                                            72,650           2,187
   Mullen Group Income Fund                               12,940              88
   National Bank of Canada                                26,670             796
   Nexen                                                  97,180           1,331
   Nova Chemicals                                         32,700             181
   Open Text*                                              7,020             224
   Penn West Energy Trust                                 28,300             250
   Petro-Canada                                          327,140           7,240
   Potash Saskatchewan                                    35,230           2,965
   Power Corp of Canada                                   18,300             262
   Power Financial                                        53,940             798
   Provident Energy Trust                                 10,400              31
   Quebecor, Cl B                                         12,200             181
   Research In Motion*                                    40,600           1,627
   Royal Bank of Canada                                  231,001           5,629
   Saskatchewan Wheat Pool*                              263,730           2,103
   Sherritt International                                 29,400              47
   Sino-Forest, Cl A*                                    156,500           1,048
   Stantec*                                               12,710             205
   Sun Life Financial                                     78,822           1,237
   Suncor Energy                                          25,260             527
   Talisman Energy                                        78,700             741
   Teck Cominco, Cl B                                    143,510             506
   TELUS, Cl A                                            73,419           1,841
   TMX Group                                              42,300           1,031
   Toronto-Dominion Bank                                 253,660           7,475
   TransCanada                                            73,900           1,800
   Transcontinental, Cl A                                  6,800              40
   West Fraser Timber                                     12,900             277
   Yellow Pages Income Fund                              242,440           1,099
                                                                   -------------
                                                                         117,807
                                                                   -------------
CHILE -- 0.1%
   Cia Cervecerias Unidas                                 65,761             358
   Embotelladora Andina ADR, Cl B                            600               8
   Empresa Nacional de Telecomunicaciones                 51,198             556
   Enersis ADR                                           117,600           1,696
                                                                   -------------
                                                                           2,618
                                                                   -------------
CHINA -- 2.5%
   AirMedia Group ADR*                                   109,809             438
   Anhui Conch Cement(A)                                 430,639           1,787
   Bank of China                                      20,249,000           5,579
   Bank of Communications(A)                           5,754,000           3,418
   China BlueChemical                                  1,125,000             524


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   China Communications Services                       1,518,000   $         846
   China Construction Bank                             5,151,000           2,582
   China Dongxiang Group                               2,291,000             758
   China Life Insurance(A)                             1,760,100           4,869
   China Petroleum & Chemical                          3,768,300           1,928
   China Railway Construction*                         2,517,500           3,040
   China Railway Group* (A)                            1,789,000             973
   China Shenhua Energy                                  458,800             887
   China Shipping Development(A)                       2,048,000           1,572
   China Telecom                                       3,882,000           1,303
   CSG Holding                                         1,169,700             676
   Dongfeng Motor Group                                2,299,000             834
   Hangzhou Steam Turbine, Cl B                           98,000              90
   Huaneng Power International                         1,180,000             769
   Industrial & Commercial Bank of China(A)           18,559,000           7,475
   Mindray Medical International ADR                      40,754             744
   New Oriental Education & Technology Group
     ADR*                                                 14,575             652
   PetroChina                                          4,972,000           3,522
   Ping An Insurance Group of China                      555,500           2,621
   Shanghai Electric Group                             1,641,000             406
   Sinotrans                                             178,000              26
   Tingyi Cayman Islands Holding                         974,000           1,072
   Weichai Power                                         321,000             536
   Yanzhou Coal Mining                                   910,000             514
   Zhejiang Expressway                                   828,000             535
   Zhuzhou CSR Times Electric                            739,000             667
                                                                   -------------
                                                                          51,643
                                                                   -------------
COLOMBIA -- 0.0%
   Almacenes Exito GDR(B)                                 97,781             359
                                                                   -------------
CZECH REPUBLIC -- 0.2%
   CEZ                                                   143,151           4,299
   Telefonica O2 Czech Republic                           15,200             257
   Unipetrol                                              52,000             262
                                                                   -------------
                                                                           4,818
                                                                   -------------
DENMARK -- 0.5%
   A P Moeller - Maersk, Cl A                                 26             122
   A P Moeller - Maersk, Cl B                                557           2,626
   Danisco                                                19,080             668
   Danske Bank                                            77,100             485
   East Asiatic                                            6,058             176
   Jyske Bank*                                             1,029              18
   Novo-Nordisk, Cl B                                     76,322           3,723
   Novozymes, Cl B(A)                                      4,559             337
   Topdanmark*                                               613              62
   Vestas Wind Systems* (A)                               58,150           2,537
                                                                   -------------
                                                                          10,754
                                                                   -------------
EGYPT -- 0.1%
   Commercial International Bank                          67,977             414
   Egyptian Financial Group-Hermes Holding(A)            188,002             435
   Egyptian International Pharmaceutical
      Industrial                                          27,750             120
   National Societe Generale Bank SAE                     71,050             182

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Orascom Telecom Holding                                68,000   $         227
   Suez Cement                                             8,200              26
   Telecom Egypt                                         238,000             615
                                                                   -------------
                                                                           2,019
                                                                   -------------
FINLAND -- 0.5%
   Elisa, Cl A                                               515               7
   Kone, Cl B                                              9,331             193
   Konecranes                                             24,811             402
   Nokia                                                 425,504           3,994
   Orion, Cl B                                            21,202             329
   Pohjola Bank, Cl A                                     32,000             227
   Sampo, Cl A                                           270,574           3,565
   Stora Enso, Cl R                                      203,200             847
   UPM-Kymmene                                            82,328             583
   Wartsila, Cl B(A)                                      38,285             877
                                                                   -------------
                                                                          11,024
                                                                   -------------
FRANCE -- 6.2%
   Air France-KLM                                         55,763             508
   Air Liquide                                            25,437           1,860
   Alcatel-Lucent                                         81,550             107
   Alstom                                                 32,040           1,506
   Arkema                                                 31,710             423
   Atos Origin                                            12,257             296
   AXA(A)                                                135,963           1,242
   BNP Paribas                                           173,102           5,616
   Bouygues                                               71,582           2,040
   Bureau Veritas                                         36,797           1,335
   Capital Gemini                                         12,900             370
   Carrefour                                               8,568             287
   Christian Dior                                         23,286           1,160
   Cie de Saint-Gobain(A)                                 35,341             808
   Cie Generale de Geophysique-Veritas*                   37,503             409
   CNP Assurances                                         15,735           1,014
   Compagnie Generale des
      Etablissements Michelin, Cl B                        8,010             259
   Credit Agricole(A)                                    404,826           3,927
   Credit Industriel et Commercial                            65               6
   Eurazeo                                                 6,283             147
   Eutelsat Communications                                50,606           1,041
   France Telecom                                        792,783          17,749
   Gaz de France                                         227,919           7,211
   Gemalto*                                               67,989           1,714
   Lafarge                                                47,489           2,038
   Lagardere S.C.A.                                       49,200           1,596
   M6-Metropole Television                                21,079             275
   Natixis                                               273,706             375
   Neopost                                                14,738           1,071
   Nexans                                                  8,332             320
   Pernod-Ricard(A)                                       74,327           4,055
   PPR(A)                                                 22,973           1,364
   Publicis Groupe(A)                                         20               1
   Rallye                                                  5,391              79
   Renault                                               172,778           2,485
   Sanofi-Aventis                                        341,840          17,601
   Schneider Electric                                     10,292             616
   Sequana Capital                                           766               4
   SES Global                                             97,349           1,786
   Societe Generale                                      156,243           4,852
   Sodexo                                                 60,524           2,774


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Suez Environnement*                                   154,979   $       2,260
   Teleperformance                                           296               8
   Thales                                                 34,590           1,391
   Total                                                 405,558          19,088
   Unibail-Rodamco+++                                     11,012           1,385
   Vallourec                                              15,485           1,207
   Vivendi                                               408,274           9,724
   Wendel(A)                                              23,051             575
                                                                   -------------
                                                                         127,965
                                                                   -------------
GERMANY -- 5.4%
   Allianz                                               157,473          10,537
   Arcandor*                                              33,806              57
   BASF(A)                                               141,512           3,908
   Bayer(A)                                              246,804          11,841
   Bilfinger Berger                                        7,132             246
   Celesio                                                25,650             530
   Commerzbank(A)                                        174,774             609
   DaimlerChrysler                                        45,216           1,018
   Deutsche Bank(A)                                      233,794           6,038
   Deutsche Boerse(A)                                      1,877              85
   Deutsche Lufthansa                                    231,666           2,522
   Deutsche Post(A)                                      338,258           3,225
   Deutsche Postbank                                      30,037             332
   Deutsche Telekom                                      969,289          11,676
   E.ON                                                  535,771          13,722
   Fresenius Medical Care                                132,666           5,419
   GEA Group                                              76,254             818
   Hannover Rueckversicherung                             84,444           3,046
   HeidelbergCement(A)                                    24,879             658
   Henkel                                                 25,400             545
   Hochtief                                               39,306           1,079
   Infineon Technologies* (A)                             34,400              20
   KSB                                                        14               5
   Lanxess                                                26,850             394
   Linde                                                  30,714           1,975
   MAN                                                    10,386             416
   Merck KGaA                                             24,755           1,856
   MTU Aero Engines Holding                               49,675           1,281
   Muenchener Rueckversicherungs                          72,377           8,818
   Rheinmetall                                            10,284             337
   RWE                                                   135,254           8,511
   Salzgitter                                              3,843             237
   SAP                                                   152,286           4,881
   SGL Carbon*                                            42,113             933
   Siemens                                                22,441           1,128
   Software                                               26,811           1,681
   Suedzucker(A)                                          62,820           1,083
   ThyssenKrupp                                           61,201           1,077
   Tognum                                                 22,909             231
   TUI(A)                                                 37,700             210
   United Internet                                        16,610             116
                                                                   -------------
                                                                         113,101
                                                                   -------------
GREECE -- 0.2%
   Hellenic Telecommunications Organization               36,563             475
   Marfin Investment Group                               177,959             514
   OPAP                                                   72,148           1,858

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Public Power                                           95,293   $       1,443
                                                                   -------------
                                                                           4,290
                                                                   -------------
HONG KONG -- 2.8%
   Allied Properties HK                                  146,000              12
   BOC Hong Kong Holdings                                856,190             851
   Chaoda Modern Agriculture                           3,292,400           1,882
   Cheung Kong Holdings                                  324,000           2,625
   China Mobile                                        2,313,000          20,097
   China Overseas Land & Investment(A)                 3,256,000           4,253
   China Pharmaceutical Group                            954,000             337
   China Resources Power Holdings                      1,480,000           2,739
   China State Construction International
      Holdings                                         1,768,000             269
   Chinese Estates Holdings                               30,000              34
   CLP Holdings                                          129,500             957
   CNOOC                                               3,307,500           2,843
   COSCO Pacific(A)                                    2,242,000           1,617
   Dairy Farm International Holdings                      24,400             108
   Digital China Holdings                                543,000             196
   Esprit Holdings                                       261,170           1,407
   First Pacific                                         556,000             208
   Guangdong Investment                                1,400,000             580
   Guoco Group                                            52,000             300
   Hang Lung Group                                        31,000              82
   Hang Seng Bank                                        164,490           1,820
   Henderson Land Development                            153,780             511
   Hong Kong & China Gas                                  50,000              75
   Hong Kong Aircraft Engineerg                            1,600              14
   Hong Kong Exchanges and Clearing                       16,000             126
   Hongkong Chinese                                      310,000              24
   HongKong Electric Holdings                            180,770           1,115
   Hopewell Highway Infrastructure                        18,000              11
   Huabao International Holdings                       2,030,000           1,467
   Hutchison Telecommunications International             39,000               9
   Hutchison Whampoa                                     945,980           4,936
   Hysan Development                                      43,000              65
   Industrial and Commercial Bank of China Asia          532,000             493
   Jardine Matheson Holdings                              40,200             693
   Jardine Strategic Holdings                              4,000              36
   Kingboard Chemical Holdings                            95,500             154
   Kowloon Development                                    11,000               4
   Link REIT+++                                           97,000             184
   MTR                                                   994,000           2,206
   Noble Group(A)                                      2,018,000           1,380
   NWS Holdings                                           43,000              55
   Orient Overseas International                          93,000             212
   Pacific Basin Shipping                                 51,000              23
   Pacific Century Premium Developments                  344,000              66
   Road King Infrastructure                               25,000               9
   SEA Holdings                                            7,000               2
   Shandong Chenming Paper Holdings, Cl B                390,800             180
   Shanghai Industrial Holdings                           80,000             181
   Shenzhou International Group Holdings                 839,000             162


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Shui On Construction and Materials                     46,000   $          34
   Sinofert Holdings                                     236,000             106
   Sinolink Worldwide Holdings                           629,000              37
   Sun Hung Kai Properties                                32,000             248
   Television Broadcasts                                   5,000              17
   Texwinca Holdings                                      10,000               4
   Transport International Holdings                       27,200              69
   USI Holdings                                            6,000               1
   VTech Holdings                                         37,000             144
   Wharf Holdings                                         49,000             102
   Wheelock                                              159,270             266
   Wing On International                                  47,000              41
   Yue Yuen Industrial Holdings                          170,120             315
                                                                   -------------
                                                                          58,994
                                                                   -------------
HUNGARY -- 0.1%
   Egis Gyogyszergyar Nyrt                                 2,402             100
   Magyar Telekom Telecommunications                     252,000             579
   MOL Hungarian Oil and Gas                              14,023             523
   Tiszai Vegyi Kombinat                                   6,481              55
                                                                   -------------
                                                                           1,257
                                                                   -------------
INDIA -- 1.2%
   Apollo Tyres                                           30,579               9
   Bank of India                                         150,936             656
   Bank of Maharashtra                                   294,970             118
   Bharat Electronics                                     27,000             451
   Bharti Airtel*                                        167,340           2,058
   Birla                                                  32,250              98
   Cairn India*                                            4,120              13
   CESC                                                    4,275              17
   Colgate Palmolive India*                                7,546              68
   Container of India                                     17,759             220
   Coromandel Fertilisers                                  1,400               2
   Dalmia Cement Bharat                                    1,710               3
   Dena Bank                                              11,540               7
   Dr Reddys Laboratories ADR                             67,640             543
   Dr Reddys Laboratories                                 32,974             250
   GAIL India                                            177,863             699
   Grasim Industries                                       6,390             170
   Great Eastern Shipping                                 16,536              54
   Gujarat Alkalies & Chemicals                           53,480              62
   Gujarat Flourochemicals                                 3,780               4
   Gujarat Narmada Valley Fertilizers                    137,010             145
   Gujarat State Fertilisers                              73,181             111
   HCL Technologies                                      134,260             258
   Hero Honda Motors                                      19,265             346
   Hindalco Industries                                   362,780             270
   Hindustan Unilever                                    189,240             937
   Hindustan Zinc                                         73,746             459
   Housing Development Finance                            74,572           1,826
   ICICI Bank                                             15,250              96
   Indian Bank                                           246,705             412
   Infrastructure Development Finance Company*         1,809,121           1,838
   ITC                                                   134,666             476
   Jindal Stainless                                      126,770              89
   JM Financial                                           21,434               9
   JSW Steel                                               8,327              30
   Kesoram Industries                                     29,960              65

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Larsen & Toubro                                       146,004   $       1,725
   Madras Cements                                         60,400              70
   Mahindra & Mahindra                                     5,298              32
   National Aluminium                                     42,128             170
   Neyveli Lignite                                       230,000             318
   NTPC                                                  403,170           1,443
   Oil & Natural Gas                                     124,600           1,666
   Pidilite Industries                                    12,438              21
   Reliance Industries                                    13,100             319
   Shipping of India                                      74,633             108
   State Bank of India GDR                                 9,020             363
   Steel Authority of India                              327,332             480
   Sterlite Industries India                              29,058             136
   Sun Pharmaceutical Industries                          48,070             949
   Syndicate Bank                                         16,560              16
   Tata Chemicals                                         66,250             157
   Tata Consultancy Services                             203,736           1,896
   Tata Power                                             62,490             873
   UBS* (C)                                              115,984             182
   UCO Bank                                                7,670               4
   United Phosphorus                                      96,500             165
   Wockhardt                                              73,660             115
   Zee Entertainment Enterprises                         628,693           1,293
                                                                   -------------
                                                                          25,370
                                                                   -------------
INDONESIA -- 0.3%
   Bank Rakyat Indonesia                               5,304,000           1,622
   HM Sampoerna                                          177,000             149
   Perusahaan Gas Negara                                 450,000              71
   Telekomunikasi Indonesia                            4,987,800           2,625
   Unilever Indonesia                                  1,277,000             853
                                                                   -------------
                                                                           5,320
                                                                   -------------
IRELAND -- 0.1%
   CRH                                                    64,164           1,320
   Experian                                              134,775             793
   Kerry Group, Cl A                                       5,562             119
                                                                   -------------
                                                                           2,232
                                                                   -------------
ISRAEL -- 0.9%
   Bank Hapoalim                                         384,793             662
   Bank Leumi Le-Israel                                  150,000             258
   Bezeq Israeli Telecommunication                     2,247,561           3,409
   Check Point Software
     Technologies* (A)                                    39,700             872
   Delek Automotive Systems                               14,000              63
   Electra Israel                                            129               8
   First International Bank of
      Israel*                                             33,800             182
   Israel Chemicals                                      106,200             798
   Mizrahi Tefahot Bank                                   88,000             384
   Teva Pharmaceutical Industries
     ADR(A)                                              170,160           7,586
   Teva Pharmaceutical Industries                        120,400           5,387
   Union Bank of Israel*                                  24,120              40
                                                                   -------------
                                                                          19,649
                                                                   -------------
ITALY -- 2.4%
   A2A(A)                                                605,280             871
   ACEA                                                  116,718           1,447
   Assicurazioni Generali                                  8,011             121
   Banca Intesa                                        2,475,328           6,036
   Banca Intesa RNC                                      108,738             181


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Banco Popolare Scarl                                  405,084   $       1,548
   Buzzi Unicem                                           26,228             245
   Davide Campari-Milano                                   1,497               8
   Enel(A)                                             1,535,022           7,644
   ENI                                                   590,888          11,815
   Fastweb*                                               24,766             578
   Fiat(A)                                               310,691           1,392
   Finmeccanica                                          241,422           3,082
   Fondiaria-Sai                                          39,799             462
   IFIL - Investments(A)                                 243,865             461
   Italcementi                                            13,627              71
   Mediobanca                                            145,449           1,180
   Milano Assicurazioni                                  101,462             211
   Pirelli                                               612,401             132
   Telecom Italia                                      6,300,551           7,202
   Terna Rete Elettrica Nazionale                        525,165           1,634
   Trevi Finanziaria                                       8,102              47
   UniCredito Italiano                                 1,645,800           2,088
   Unipol Gruppo Finanziario                             430,400             385
                                                                   -------------
                                                                          48,841
                                                                   -------------
JAPAN -- 15.6%
   77 Bank                                               123,000             577
   ADEKA                                                     400               2
   Aderans Holdings                                        4,300              30
   Aeon                                                  125,100             737
   Aeon Credit Service                                    84,900             648
   Aeon Delight                                           11,600             149
   Aichi Bank                                                900              61
   Aida Engineering                                        1,000               3
   Aioi Insurance                                         14,000              51
   Aisan Industry                                            900               4
   Ajinomoto                                              70,000             481
   Akita Bank                                              3,000              11
   Alfresa Holdings                                        4,500             175
   Aloka                                                   4,100              25
   Alps Electric                                          68,300             188
   AOC Holdings                                           10,500              57
   AOKI Holdings                                           4,000              37
   Aoyama Trading                                          7,700              94
   Aruze                                                   6,000              32
   Asahi Breweries                                        75,500             943
   Asahi Glass                                           143,000             617
   Asahi Kasei                                           250,000             792
   Asics                                                  13,000              81
   Astellas Pharma                                       197,900           6,550
   Bank of Kyoto                                         284,000           2,455
   Bank of Nagoya                                         25,000             131
   Bank of the Ryukyus                                     6,100              51
   Belluna                                                 4,750              11
   Benesse                                                47,000           1,866
   BML                                                     3,200              64
   Bridgestone                                           117,000           1,589
   Brother Industries                                     18,100             120
   Canon                                                  73,200           1,843
   Canon Electronics                                       2,300              27
   Canon Finetech                                          5,000              52
   Cawachi                                                 7,900             130
   Central Japan Railway                                     490           2,969
   Century Leasing System                                    700               4
   Chiba Bank                                             61,000             286
   Chiba Kogyo Bank*                                       7,100              70

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Chubu Electric Power                                   99,000   $       2,435
   Chudenko                                                6,300              95
   Chugai Pharmaceutical                                  92,694           1,572
   Chugoku Electric Power                                 35,800             855
   Circle K Sunkus(A)                                     19,000             291
   Citizen Holdings                                      136,700             480
   Coca-Cola Central Japan                                 1,000              14
   Commuture                                               3,000              17
   Corona                                                    700               6
   Cosmo Oil                                             168,000             465
   Credit Saison(A)                                       71,900             467
   Dai Nippon Printing                                   117,000             986
   Daihatsu Motor                                        156,000           1,180
   Daiichi Sankyo                                        124,300           1,992
   Daiichikosho                                           10,000              93
   Daikin Industries                                       3,100              67
   Dainichiseika Color & Chemicals Manufacturing           2,000               4
   Dainippon Ink and Chemicals                           436,000             610
   Dainippon Sumitomo Pharma                              68,000             560
   Daishi Bank                                             8,000              31
   Daiwa House Industry                                   85,000             556
   DCM Japan Holdings                                     23,700             107
   Dena                                                       30              88
   Denso                                                   3,100              59
   Descente                                                2,000               7
   DTS                                                     7,700              49
   Dydo Drinco                                               100               3
   Earth Chemical                                          1,300              35
   East Japan Railway                                    101,500           6,063
   EDION(A)                                                4,200              10
   Eighteenth Bank                                        20,000              67
   Eisai                                                  32,100             981
   Electric Power Development                             45,700           1,456
   FamilyMart                                            122,100           4,108
   Fancl*                                                    800               9
   Fast Retailing                                         41,700           4,178
   Fuji Electric Holdings                                 56,000              50
   Fuji Heavy Industries                                  88,000             280
   Fuji Machine Manufacturing                              4,300              30
   FUJIFILM Holdings                                     145,500           2,698
   Fujitec                                                 7,000              23
   Fujitsu                                             1,254,000           4,236
   Fukuda Denshi                                           1,900              36
   Fukuoka Financial Group                               169,000             504
   Furukawa Electric                                     224,000             579
   Furuno Electric                                         4,100              18
   Futaba Industrial                                      18,700              53
   Fuyo General Lease                                      4,900              57
   GMO internet                                           25,800              98
   Godo Steel                                             63,000             147
   Gunma Bank                                            103,000             549
   Hachijuni Bank                                          4,000              22
   Hankyu Department Stores                               30,000             160
   Heiwado                                                 8,100             111
   Higashi-Nippon Bank                                    20,000              54
   Higo Bank                                              20,000             112
   HI-LEX                                                  2,800              17
   Hisamitsu Pharmaceutical                               45,600           1,374
   Hitachi                                             1,608,900           3,996
   Hitachi High-Technologies                              44,800             549
   Hitachi Maxell                                          5,800              41


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund
February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Hitachi Software Engineering                            9,200   $         106
   Hitachi Systems & Services                              2,600              24
   Hokkaido Electric Power                                17,700             374
   Hokuetsu Bank                                          29,000              49
   Hokuhoku Financial Group                               63,000              97
   Hokuriku Electric Power                                 5,400             143
   Honda Motor                                           351,300           8,379
   Hosiden                                                 9,200              96
   Hyakugo Bank                                           30,000             156
   Hyakujushi Bank                                         2,000               9
   Idemitsu Kosan                                            500              38
   Inpex Holdings                                            352           2,375
   Isuzu Motors                                        1,106,000           1,070
   Itochu                                                507,000           2,268
   Itochu Enex                                            13,000              80
   Itoham Foods                                            5,000              15
   J Front Retailing                                     109,000             330
   Japan Petroleum Exploration                             1,600              58
   Japan Steel Works(A)                                  441,510           3,956
   Japan Tobacco                                           1,624           3,864
   JFE Holdings                                          183,400           3,958
   JFE Shoji Holdings                                     35,000              91
   Juroku Bank                                             2,000               6
   Kakaku.com                                                 36             106
   Kaneka                                                 69,000             334
   Kansai Electric Power                                 106,000           2,542
   Kanto Natural Gas Development                           8,000              44
   Kao                                                   266,000           5,042
   Kasumi                                                 10,000              40
   Kawasaki Kisen Kaisha                                 337,000           1,057
   KDDI                                                    1,406           7,347
   Keisei Electric Railway                                15,000              70
   Kikkoman                                               42,000             320
   Kinden                                                 62,000             435
   Kirin Holdings                                        152,000           1,463
   Kissei Pharmaceutical                                   4,000              87
   Kohnan Shoji                                            4,600              43
   Komatsu                                                82,800             846
   Konica Minolta Holdings                                42,000             319
   Kose                                                    6,200             128
   K's Holdings                                           15,200             181
   Kubota                                                 18,000              86
   Kuroda Electric                                         4,900              27
   Kyocera                                                 1,600              94
   Kyoei Steel(A)                                          7,900             147
   Kyorin                                                  4,000              49
   Kyowa Hakko Kogyo                                      79,000             609
   Kyushu Electric Power                                 105,600           2,494
   Lawson                                                 47,800           2,065
   Leopalace21                                            86,000             477
   Lion(A)                                                38,000             191
   Maeda(A)                                               16,000              49
   Makino Milling Machine                                  3,000               6
   Makita                                                 16,100             316
   Mandom                                                  3,200              54
   Marubeni                                              440,000           1,362
   Marudai Food                                           15,000              35
   Marui Group                                            54,400             227
   Matsumotokiyoshi Holdings                               7,400             133
   Maxvalu Nishinihon                                      2,700              33
   Mazda Motor                                           489,000             616
   Meiji Dairies                                           7,000              26

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Meiji Seika Kaisha(A)                                  54,000   $         179
   Mie Bank                                               13,000              39
   Mikuni Coca-Cola Bottling                               4,600              34
   Millea Holdings                                       198,700           4,501
   Minato Bank                                             6,000               9
   Ministop                                                4,200              66
   Miraca Holdings                                           600              13
   Mitsubishi                                            517,300           6,420
   Mitsubishi Chemical Holdings                          655,000           2,219
   Mitsubishi Electric                                   182,000             717
   Mitsubishi Estate                                     144,000           1,448
   Mitsubishi Gas Chemical                               164,000             640
   Mitsubishi Heavy Industries                            15,000              42
   Mitsubishi Paper Mills                                 24,000              30
   Mitsubishi Steel Manufacturing                         30,000              55
   Mitsubishi UFJ Financial Group(A)                   1,933,300           8,712
   Mitsubishi UFJ Lease & Finance                          4,610              80
   Mitsui                                                419,000           3,850
   Mitsui Chemicals(A)                                   151,000             320
   Mitsui Fudosan                                        115,000           1,152
   Mitsui OSK Lines                                      284,000           1,436
   Mitsui Sumitomo Insurance Group Holdings              141,400           3,335
   Mitsui Trust Holdings                                 383,000           1,158
   Mitsumi Electric                                       34,800             428
   Mizuho Financial Group(A)                             973,400           1,830
   Mochida Pharmaceutical                                 11,000             119
   Morinaga Milk Industry                                 26,000              78
   Murata Manufacturing                                   29,000           1,098
   Musashi Seimitsu Industry                                 400               4
   N E Chemcat                                             1,000              10
   Nafco                                                   2,700              28
   Nagase                                                 19,000             149
   Namco Bandai Holdings                                  20,200             184
   NEC                                                   387,000             901
   NEC Fielding                                            1,500              17
   NET One Systems                                            35              49
   NHK Spring                                             64,000             216
   Nihon Parkerizing                                       8,000              71
   Nikon                                                  76,000             711
   Nintendo                                               42,515          12,107
   Nippon Building Fund, Cl A+++                              16             129
   Nippon Denko                                           13,000              36
   Nippon Electric Glass                                  49,000             317
   Nippon Express                                         68,000             195
   Nippon Konpo Unyu Soko                                  9,000              76
   Nippon Meat Packers                                    18,000             174
   Nippon Mining Holdings                                711,600           2,465
   Nippon Oil                                            146,000             694
   Nippon Paper Group                                     23,800             526
   Nippon Seiki                                            9,000              47
   Nippon Sheet Glass                                     45,000              89
   Nippon Shinyaku                                         6,000              57
   Nippon Steel                                          568,000           1,487
   Nippon Steel Trading                                    9,000              11
   Nippon Telegraph & Telephone                          392,900          16,757
   Nippon Yusen                                          440,000           1,810
   Nipponkoa Insurance                                   121,000             891
   Nishi-Nippon City Bank                                158,000             320
   Nissan Motor                                        1,006,800           3,066
   Nissan Shatai                                          12,000              68


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Nisshinbo Industries                                   10,000   $          71
   Nissin Healthcare Food Service                            100               1
   Nitori                                                 40,248           2,126
   Nitto Denko                                            24,900             448
   Nitto Kogyo                                               100               1
   NOK                                                     3,700              26
   Nomura Holdings(A)                                     52,800             218
   Nomura Real Estate Holdings(A)                          6,700              85
   Nomura Research Institute                               2,100              33
   Noritake                                                1,000               3
   NS Solutions                                            5,600              63
   NSD CO                                                  6,400              39
   NTT Data                                                  147             363
   NTT DoCoMo                                              4,119           6,400
   OJI Paper                                             277,000           1,022
   Okinawa Cellular Telephone                                 18              32
   Omron                                                  44,400             510
   Ono Pharmaceutical                                     17,400             803
   Onward Holdings                                        42,000             236
   Oracle Japan                                            1,800              56
   Oriental Land(A)                                        3,000             196
   ORIX(A)                                                23,280             472
   Osaka Gas                                             518,000           1,847
   Osaka Steel                                               800              12
   Panasonic                                              77,000             889
   Panasonic Electric Works                                2,000              12
   Point                                                   6,390             261
   Rakuten(A)                                             13,040           6,693
   Resona Holdings(A)                                     36,100             617
   Resorttrust                                             6,300              55
   Ricoh                                                 128,000           1,442
   Ricoh Leasing                                           3,000              38
   Riso Kagaku                                             2,600              23
   Roland                                                  2,100              21
   Royal Holdings                                          5,300              51
   S&B Foods                                                 500               4
   Sakai Chemical Industry                                 2,000               6
   San-Ai Oil                                              2,000               8
   San-In Godo Bank                                       26,000             184
   Sanken Electric                                         9,000              22
   Sanki Engineering                                      36,000             181
   Sankyo                                                 48,800           2,184
   Sankyu                                                 33,000              86
   Sapporo Hokuyo Holdings                               121,400             301
   Sazaby League                                           1,900              22
   Seiko Epson(A)                                         30,600             349
   Seino Holdings                                         31,000             144
   Senshukai                                               5,300              33
   Seven & I Holdings                                    298,500           6,598
   Seven Bank                                                622           1,702
   SFCG(A)                                                2,310               --
   Sharp(A)                                              411,000           3,165
   Shimamura                                                 200              10
   Shimano                                                28,800             935
   Shin-Etsu Chemical                                     15,600             693
   Shinsei Bank(A)                                       849,000             746
   Shionogi                                               52,000             842
   Shiseido(A)                                            65,000             955
   Showa Shell Sekiyu                                     75,300             624
   Sinanen                                                 2,000               9
   Sintokogio                                              1,500               8
   Sky Perfect JSAT Holdings                               2,520             982

                                                                   Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Softbank(A)                                           206,800   $       2,496
   Sojitz                                                142,900             160
   Sompo Japan Insurance                                 121,000             595
   Sony(A)                                               144,500           2,413
   Sony Financial Holdings                                    75             192
   SRI Sports                                                 20              14
   Sumikin Bussan                                         25,000              56
   Sumisho Computer Systems                                  200               2
   Sumitomo                                              397,300           3,309
   Sumitomo Chemical                                     269,000             807
   Sumitomo Electric Industries                           14,800             115
   Sumitomo Forestry                                         100               1
   Sumitomo Heavy Industries                             122,000             319
   Sumitomo Metal Industries                             268,000             501
   Sumitomo Metal Mining                                 250,000           2,489
   Sumitomo Mitsui Financial Group(A)                    177,300           5,606
   Sumitomo Trust & Banking                              257,000             847
   Suruga Bank                                           224,731           1,729
   Suzuken                                                20,600             568
   T&D Holdings                                           29,200             652
   Tadano                                                 22,000              88
   Taisho Pharmaceutical                                  35,000             627
   Takasago Thermal Engineering                           11,000              60
   Takashimaya(A)                                         67,000             344
   Takata(A)                                                 300               2
   Takeda Pharmaceutical                                 137,600           5,543
   Takefuji                                               73,650             242
   Takeuchi Manufacturing                                  1,400               9
   Tanabe Seiyaku                                        276,000           3,292
   TDK                                                    25,500             837
   Teijin                                                189,000             327
   Temp Holdings                                           2,200              12
   Toagosei                                               37,000              83
   Tochigi Bank                                           17,000              84
   Toho Gas                                              120,000             617
   Tohoku Electric Power                                 149,000           3,480
   Tohokushinsha Film                                      7,200              42
   Tokai Rubber Industries                                 6,300              38
   Tokuyama                                               14,000              73
   Tokyo Dome                                             16,000              40
   Tokyo Electric Power                                  269,200           7,580
   Tokyo Gas                                              69,000             276
   Tokyo Style                                             4,000              22
   Tomy                                                    8,100              32
   Toppan Printing                                         5,000              30
   Toshiba(A)                                            851,000           2,057
   Toshiba TEC                                            41,000              97
   Toyo Suisan Kaisha                                     81,000           1,912
   Toyota Motor                                          388,200          12,402
   Toyota Tsusho                                          37,800             304
   Trusco Nakayama                                         2,700              30
   Tsuruha Holdings                                        2,000              64
   TV Asahi                                                  137             163
   Unipres                                                 1,700              12
   UNY                                                    72,000             525
   USS                                                     1,120              45
   Valor                                                  13,000              98
   West Japan Railway                                        303           1,071
   Yachiyo Bank                                            1,200              41
   Yahoo! Japan                                            1,463             418
   Yamaguchi Financial Group                              28,000             244


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund
February 28, 2009

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Yamaha                                                 41,100   $         316
   Yamaha Motor                                           64,800             551
   Yamanashi Chuo Bank                                     3,000              15
   Yamato Kogyo                                           38,600             781
   Yaskawa Electric                                       67,000             260
   Yokogawa Electric                                       6,900              23
   Yonekyu                                                 3,500              35
   Yurtec                                                  9,000              43
                                                                   -------------
                                                                         324,631
                                                                   -------------
KAZAKHSTAN -- 0.0%
   KazMunaiGas Exploration Production GDR                 72,032             878
                                                                   -------------
MALAYSIA -- 0.4%
   Affin Holdings                                         60,600              21
   BIMB Holdings                                           7,000               2
   British American Tobacco Malaysia                     103,000           1,242
   HAP Seng Consolidated                                 195,500             112
   Hong Leong Bank                                        10,000              14
   Hong Leong Financial Group                            165,000             203
   JT International                                        7,000               9
   KFC Holdings Malaysia                                  50,100              94
   Lion Industries                                       371,000              63
   Oriental Holdings                                      21,000              26
   Petronas Dagangan                                      24,000              48
   Petronas Gas                                          264,000             693
   PLUS Expressways                                      293,000             232
   PPB Group                                             409,000           1,063
   Resorts World                                       2,857,900           1,692
   Tanjong                                               172,000             642
   Tenaga Nasional                                       555,000             960
   Titan Chemicals                                       810,000             131
   UMW Holdings                                           99,000             145
                                                                   -------------
                                                                           7,392
                                                                   -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources                               1,256,000             227
                                                                   -------------
MEXICO -- 0.9%
   America Movil ADR, Ser L                               88,500           2,255
   America Movil, Ser L                                4,080,031           5,251
   Banco Compartamos                                     325,813             580
   Cemex                                                 297,893             162
   Coca-Cola Femsa, Ser L                                287,100             906
   Consorcio ARA                                         683,200             170
   Cydsa                                                  85,300              40
   Embotelladoras Arca                                   151,900             240
   Fomento Economico Mexicano                            292,091             678
   Fomento Economico Mexicano ADR                        116,495           2,684
   Gruma, Ser B, Cl B*                                     2,600               1
   Grupo Aeroportuario del Pacifico,
      Ser B, Cl B                                        290,100             499
   Grupo Continental                                     221,300             316
   Grupo Famsa, Cl A*                                    146,500              53
   Grupo Financiero Banorte, Ser O                       851,596             909
   Grupo Lamosa*                                          40,800              26
   Grupo Mexico, Ser B                                 2,243,750           1,293

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Grupo Modelo                                          310,500   $         813
   Grupo Televisa                                        338,852             834
   Industrias Bachoco                                      8,500               7
   Urbi Desarrollos Urbanos* (A)                       1,472,053           1,251
   Wal-Mart de Mexico                                    197,200             370
                                                                   -------------
                                                                          19,338
                                                                   -------------
NETHERLANDS -- 3.7%
   Aegon                                                 396,870           1,415
   Akzo Nobel                                              4,089             143
   European Aeronautic Defense and Space(A)              370,148           5,384
   Fugro                                                  35,387             911
   Imtech                                                 24,320             309
   ING Groep                                             495,284           2,243
   James Hardie Industries                                69,447             145
   Koninklijke Ahold                                   1,269,036          14,107
   Koninklijke DSM                                        77,551           1,776
   Koninklijke Philips Electronics                        99,920           1,600
   Koninklijke Vopak                                      37,363           1,238
   Plaza Centers                                         463,159             309
   Randstad Holding                                       34,800             506
   Reed Elsevier                                         250,948           2,793
   Royal Dutch Shell, Cl A                               719,347          15,755
   Royal Dutch Shell, Cl A (GBP)(A)                      338,551           7,400
   Royal Dutch Shell, Cl B                               485,988          10,157
   Royal KPN                                             256,448           3,287
   SNS Reaal                                              14,040              52
   TNT                                                   124,890           1,791
   Unilever                                              254,159           4,879
                                                                   -------------
                                                                          76,200
                                                                   -------------
NEW ZEALAND -- 0.1%
   Fisher & Paykel Healthcare                            157,215             262
   Telecom Corp of New Zealand                           591,500             692
   Vector                                                117,150             129
                                                                   -------------
                                                                           1,083
                                                                   -------------
NORWAY -- 0.6%
   DnB                                                   441,175           1,582
   Petroleum Geo-Services*                                61,700             202
   Seadrill                                              101,582             770
   Statoil                                               549,654           9,097
   Telenor                                                90,998             466
   Yara International                                     47,743           1,007
                                                                   -------------
                                                                          13,124
                                                                   -------------
PANAMA -- 0.1%
   Copa Holdings, Cl A                                    55,700           1,472
                                                                   -------------
PAPUA NEW GUINEA -- 0.1%
   Lihir Gold*                                           658,966           1,389
                                                                   -------------
PERU -- 0.1%
   Credicorp                                              58,534           2,137
                                                                   -------------
PHILIPPINES -- 0.3%
   Globe Telecom                                          29,000             461
   Manila Electric                                       194,000             353


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Philippine Long Distance Telephone                     45,300   $       1,994
   Philippine Long Distance Telephone ADR(A)              31,417           1,396
   Pilipino Telephone                                  3,143,000             429
   SM Investments                                        183,851             717
                                                                   -------------
                                                                           5,350
                                                                   -------------
POLAND -- 0.2%
   Bank Handlowy w Warszawie                              17,000             156
   Cyfrowy Polsat                                        239,447             874
   Polish Oil & Gas                                      798,000             744
   Polski Koncern Naftowy Orlen                          163,997             914
   Sygnity*                                                3,600              17
   Telekomunikacja Polska                                216,000           1,035
   Zaklady Azotowe Pulawy                                  2,100              27
                                                                   -------------
                                                                           3,767
                                                                   -------------
PORTUGAL -- 0.3%
   Banco Comercial Portugues                             239,180             193
   Banco Espirito Santo                                   55,802             327
   Energias de Portugal                                  698,927           2,212
   Portugal Telecom                                      345,844           2,809
   REN - Redes Energeticas Nacionais                     137,734             548
                                                                   -------------
                                                                           6,089
                                                                   -------------
RUSSIA -- 1.3%
   Comstar United Telesystems GDR                        292,372             780
   Gazprom OAO ADR                                       642,650           8,252
   LUKOIL ADR                                            264,123           8,358
   Mechel ADR(A)                                          25,200              88
   MMC Norilsk Nickel ADR(A)                             327,436           1,526
   Mobile Telesystems ADR                                124,430           2,948
   Novolipetsk Steel GDR                                  16,449             162
   Novorossiysk Commercial Sea Port GDR                   82,000             303
   PIK Group GDR                                          49,527              26
   Rosneft Oil GDR(B)                                    426,693           1,512
   Sberbank GDR(A)                                        16,277           1,036
   Surgutneftegaz ADR                                    115,400             658
   Tatneft GDR                                            26,000             925
   TMK OAO GDR                                            72,330             270
   Uralkali GDR                                           72,084             461
   Uralsvyazinform ADR                                    29,100              48
                                                                   -------------
                                                                          27,353
                                                                   -------------
SINGAPORE -- 0.5%
   ComfortDelgro                                         221,000             185
   DBS Group Holdings                                    111,000             555
   Epure International                                 2,612,000             449
   Fraser and Neave                                       35,000              51
   Haw Par                                                23,000              53
   Ho Bee Investment                                      30,000               6
   Hotel Plaza                                            11,000               7
   Jardine Cycle & Carriage                               26,000             147
   K1 Ventures                                            76,000               6
   Metro Holdings                                         62,000              11
   NatSteel                                               60,000              41
   Neptune Orient Lines(A)                               701,000             538
   Oversea-Chinese Banking                               885,000           2,531
   SembCorp Industries                                   160,000             215

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   SIA Engineering                                        70,000   $          83
   Singapore Airlines                                     77,000             502
   Singapore Technologies Engineering                    283,000             419
   Singapore Telecommunications                          226,000             356
   United Overseas Bank                                  411,000           2,622
   UOB-Kay Hian Holdings                                 159,000              91
   Venture                                                37,000             116
   Wheelock Properties                                    28,000              17
   Wilmar International(A)                             1,113,000           2,035
                                                                   -------------
                                                                          11,036
                                                                   -------------
SOUTH AFRICA -- 1.7%
   ABSA Group                                             95,949             845
   African Bank Investments                              330,306             690
   African Rainbow Minerals                               58,800             659
   ArcelorMittal(A)                                      309,016           5,934
   Assore                                                  3,875             131
   AST Group                                             422,010              14
   Aveng                                                 134,400             342
   DataTec                                                72,000              88
   Enaleni Pharmaceuticals*                               75,740              23
   Gold Fields                                           299,249           3,088
   Grindrod                                              580,878             756
   Group                                                 344,446           2,935
   Harmony Gold Mining*                                  109,121           1,324
   Hosken Consolidated Investments                        12,750              53
   Impala Platinum Holdings                               80,610             948
   Imperial Holdings                                      76,691             337
   Investec                                              144,000             430
   Lewis Group                                            36,000             130
   Medi-Clinic                                           180,000             403
   Metropolitan Holdings                                 204,000             220
   Mondi                                                 167,753             370
   Mr Price Group                                        229,267             541
   Nedbank Group                                          98,000             730
   Palabora Mining                                         2,878              15
   Reunert                                               129,400             479
   Sanlam                                              2,144,926           3,245
   Santam                                                 21,203             171
   Sappi                                                 792,915           1,501
   Sasol(A)                                              166,771           4,184
   Standard Bank Group                                   292,311           1,881
   Steinhoff International Holdings                      480,000             534
   Telkom                                                 99,388             978
   Tiger Brands                                           32,756             411
                                                                   -------------
                                                                          34,390
                                                                   -------------
SOUTH KOREA -- 2.3%
   Asia Cement*                                              783              19
   Daewoo Shipbuilding & Marine Engineering               36,510             459
   Daou Technology                                        18,650              63
   Dongwon Industries                                      2,220             111
   Doosan Infracore*                                      11,340              93
   GS Home Shopping                                        1,514              47
   Hana Financial Group                                   24,100             286
   Handsome                                               11,850              60
   Honam Petrochemical                                     6,000             181
   Hyundai Department Store                               12,510             452
   Hyundai Development                                    66,318           1,214
   Hyundai Heavy Industries                               12,500           1,417


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund
February 28, 2009

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Hyundai Marine & Fire Insurance                         6,180   $          42
   Industrial Bank of Korea                                5,560              21
   Kangwon Land                                           90,670             729
   KB Financial Group                                     55,400           1,062
   KCC                                                       972             178
   Korea Development Financing                             2,820              52
   Korea Electric Power                                  106,530           1,650
   Korea Gas                                              19,660             521
   Korea Zinc                                              3,780             217
   KT                                                     59,490           1,446
   KT Freetel                                             55,640             987
   KT&G                                                   44,820           2,298
   Kyeryong Construction Industrial                        1,080              14
   LG                                                     44,170           1,155
   LG Chemical                                            36,700           1,991
   LG Dacom                                               34,600             390
   LG Electronics                                         40,206           1,852
   LG Household & Health Care                              5,510             534
   LG Telecom                                            106,550             613
   LG.Philips LCD                                        124,890           2,074
   Lotte Confectionery                                       610             394
   Lotte Shopping                                          7,970             845
   LS Cable                                               15,020             636
   MegaStudy                                               5,655             681
   Namyang Dairy Products                                    470             123
   Nong Shim                                                 160              23
   Nong Shim Holdings                                      1,110              43
   Ottogi                                                  1,369             101
   Pacific                                                 5,470             268
   POSCO                                                   1,840             371
   S1                                                      4,210             117
   Samsung Electronics                                    36,405          11,197
   Samsung Fire & Marine Insurance                        39,744           4,033
   Samsung Heavy Industries                                7,960             110
   SeAH Holdings                                             340              14
   Shinhan Financial Group                                62,070             912
   Shinsegae                                              14,353           3,729
   SK Energy                                               4,982             231
   SK Gas                                                  2,500              83
   SK Holdings                                             2,035             112
   SK Telecom                                             14,031           1,705
   S-Oil                                                   4,390             149
   Young Poong                                               440             118
   Youngone                                               21,210             117
   Yuhan                                                   2,430             304
                                                                   -------------
                                                                          48,644
                                                                   -------------
SPAIN -- 2.5%
   ACS Actividades Construcciones y Servicios(A)          73,921           2,924
   Banco Bilbao Vizcaya Argentaria(A)                    679,044           4,914
   Banco Popular Espanol(A)                               55,303             262
   Banco Santander                                         4,786              28
   Banco Santander Central Hispano                     1,360,605           8,327
   Criteria Caixacorp                                    255,785             712
   Financiera Alba                                        12,662             398
   Gas Natural (A)                                        89,247           1,603
   Grifols                                                88,387           1,388
   Grupo Catalana Occidente(A)                            25,419             284
   Iberdrola                                             704,706           4,591
   Mapfre                                                 53,964             110

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Prosegur Cia de Seguridad                               4,456   $         114
   Repsol                                                404,141           6,184
   Sacyr Vallehermoso(A)                                  36,971             257
   Telefonica                                          1,122,883          20,703
                                                                   -------------
                                                                          52,799
                                                                   -------------
SWEDEN -- 1.3%
   Atlas Copco, Cl A(A)                                   40,420             279
   Betsson*                                                4,321              48
   Elekta, Cl B(A)                                         5,713              63
   Eniro(A)                                               46,184              31
   Hennes & Mauritz, Cl B(A)                              18,190             676
   Investor, Cl B                                        164,634           1,861
   Lundin Petroleum*                                      19,962              84
   Meda, Cl A                                             38,779             212
   Millicom International Cellular                         2,388              94
   Nordea Bank                                           462,267           2,308
   Oriflame Cosmetics(A)                                   2,324              55
   Securitas, Cl B                                       108,000             751
   Skandinaviska Enskilda Banken, Cl A(A)                127,782             531
   Svenska Cellulosa, Cl B                               396,399           2,569
   Svenska Handelsbanken, Cl A                            71,302             854
   Swedbank(A)                                           180,429             467
   Swedish Match                                          85,863           1,124
   Tele2, Cl B                                            36,000             266
   Telefonaktiebolaget LM Ericsson, Cl B               1,457,144          11,817
   TeliaSonera(A)                                        299,866           1,199
   Trelleborg, Cl B                                       21,516              63
   Volvo, Cl B                                           178,550             748
   West Siberian Resources GDR*                        1,743,473             412
                                                                   -------------
                                                                          26,512
                                                                   -------------
SWITZERLAND -- 6.1%
   ABB                                                    91,072           1,104
   ACE                                                    35,687           1,303
   Actelion*                                              67,806           3,220
   Addax Petroleum                                        30,400             580
   Adecco(A)                                              48,500           1,483
   Baloise Holding                                        44,153           2,511
   Banque Cantonale Vaudoise                               2,733             728
   Clariant                                               62,285             233
   Credit Suisse Group                                   243,693           5,955
   Elektrizitaets-Gesellschaft Laufenburg                    603             517
   Flughafen Zuerich                                         552             116
   Helvetia Holding                                        1,660             255
   Holcim                                                 24,300             808
   Lindt & Spruengli                                         315             498
   Nestle(A)                                             814,753          26,746
   Novartis(A)                                           735,053          26,929
   Pargesa Holding                                           111               6
   Paris RE Holdings                                         572               8
   Roche Holding                                         115,553          13,172
   STMicroelectronics                                    110,433             486
   Sulzer                                                 10,450             408
   Swatch Group                                           28,988             636
   Swiss Life Holding                                      2,126             104
   Swiss Reinsurance                                     124,787           1,543
   Swisscom                                                8,560           2,575
   Syngenta                                               57,709          12,388


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Synthes                                                 1,800   $         210
   UBS                                                   688,888           6,478
   Xstrata                                               361,415           3,545
   Zurich Financial Services                              83,355          11,854
                                                                   -------------
                                                                         126,399
                                                                   -------------
TAIWAN -- 2.4%
   Acer                                                  876,301           1,148
   Advanced Semiconductor Engineering                  4,914,005           1,703
   Asia Optical                                          172,000             183
   Asustek Computer                                    1,081,231           1,021
   AU Optronics                                        2,037,001           1,484
   Cathay Financial Holding                            2,817,550           2,223
   Chang Hwa Commercial Bank                           1,750,000             503
   Chi Mei Optoelectronics                             1,565,450             500
   China Airlines                                      2,034,000             370
   China Manmade Fibers                                  770,000              85
   China Steel                                           648,209             410
   Chinatrust Financial Holding                        7,360,618           2,202
   Chunghwa Telecom                                    5,867,829           9,034
   Compal Electronics                                  1,766,598           1,006
   CTCI                                                  289,432             172
   Delta Electronics*                                    852,000           1,342
   Far Eastern Textile                                 2,765,000           1,634
   Far EasTone Telecommunications                      1,570,000           1,516
   Fubon Financial Holding                             1,733,000             920
   Gigabyte Technology                                   299,000             125
   High Tech Computer                                     71,000             770
   HON HAI Precision Industry                          1,532,616           3,010
   Hua Nan Financial Holdings                          2,020,000             960
   Lite-On Technology                                  1,545,737             902
   MediaTek                                              413,889           3,550
   Mega Financial Holding                              2,869,000             778
   Micro-Star International                              174,716              73
   POU Chen                                               66,000              28
   President Chain Store                                 139,000             290
   Quanta Computer                                     1,211,529           1,223
   Shih Wei Navigation                                   233,000             251
   Shin Kong Financial Holding                         3,210,000             649
   Siliconware Precision Industries                      460,472             389
   Synnex Technology International                       743,000             843
   Taiwan Cooperative Bank                             1,820,850             749
   Taiwan Fertilizer                                     987,000           1,482
   Taiwan Mobile                                         110,000             143
   Taiwan Semiconductor Manufacturing                  3,175,455           4,011
   Taiwan Semiconductor Manufacturing ADR(A)             342,989           2,586
   Teco Electric and Machinery                           995,000             272
   United Microelectronics                               589,527             130
   UPC Technology                                        384,799              98
   Wistron                                                41,000              31
                                                                   -------------
                                                                          50,799
                                                                   -------------
THAILAND -- 0.5%
   Bangkok Bank NVDR                                     964,800           1,964
   Bumrungrad Hospital                                   992,300             579
   Electricity Generating                                249,600             487
   Krung Thai Bank NVDR                                  221,000              25
   PTT                                                   537,300           2,292
   PTT (Foreign)                                          14,900              63

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   PTT NVDR                                              269,000   $       1,148
   Ratchaburi Electricity Generating Holding             243,000             254
   Siam Commercial Bank                                2,219,100           3,394
   Thai Oil                                              484,100             317
   Thai Rayon                                             76,000              54
   Total Access Communication                            970,900             797
                                                                   -------------
                                                                          11,374
                                                                   -------------
TURKEY -- 0.4%
   Aygaz*                                                 80,474              94
   Borusan Mannesmann Boru Sanayi                         12,000              37
   Bossa Ticaret Sanayi Isletme                           60,000              78
   Cimsa Cimento Sanayi VE Tica                          214,096             369
   Eczacibasi Ilac Sanayi                                243,000             115
   Fortis Bank*                                           81,545              32
   Gubre Fabrikalari                                      35,000             107
   Haci Omer Sabanci Holding                           1,038,363           1,505
   Izmir Demir Celik Sanayi                               44,000              39
   KOC Holding*                                          391,000             488
   Tekfen Holding                                        254,987             394
   Trakya Cam Sanayi*                                     90,000              43
   Tupras Turkiye Petrol Rafine                          305,489           2,769
   Turk Hava Yollari*                                    219,449             722
   Turk Sise ve Cam Fabrikalari                          363,280             203
   Turkcell Iletisim Hizmet                              155,250             768
   Turkiye Sinai Kalkinma Bankasi*                     1,066,002             420
                                                                   -------------
                                                                           8,183
                                                                   -------------
UNITED KINGDOM -- 12.1%
   Aggreko                                                83,454             422
   Amec                                                  530,780           4,082
   Amlin                                                 314,647           1,527
   Anglo American                                        258,744           3,634
   Antofagasta                                           132,700             827
   Arriva                                                  4,800              30
   Associated British Foods                              182,300           1,683
   AstraZeneca                                           481,753          15,210
   Autonomy*                                             353,771           6,071
   Aviva                                                 825,308           3,376
   Babcock International Group                           209,143           1,344
   BAE Systems                                         2,948,885          15,500
   Balfour Beatty                                        231,400           1,037
   Barclays(A)                                         2,258,562           2,950
   BBA Aviation                                           56,038              55
   Beazley Group                                          23,082              34
   BG Group                                              674,017           9,593
   BHP Billiton                                          634,498           9,846
   BP                                                  3,555,744          22,554
   British American Tobacco                              476,185          12,118
   BT Group, Cl A                                      3,315,739           4,218
   Cable & Wireless                                    2,183,366           4,254
   Centrica                                            2,424,177           9,282
   Charter International                                  54,144             323
   Cobham                                                770,875           2,107
   Colt Telecom Group*                                    26,758              31
   Compass Group                                       1,074,853           4,702
   Diageo                                                207,035           2,377
   Drax Group                                              3,329              24
   Enterprise Inns                                        24,874              17
   Firstgroup                                            179,319             682


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund
February 28, 2009

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Friends Provident                                     274,697   $         276
   Game Group                                            276,996             573
   GlaxoSmithKline                                     1,000,007          15,101
   Greene King                                            40,079             239
   Group 4 Securicor                                     517,267           1,361
   Hiscox                                                  3,400              13
   Home Retail Group                                     672,229           2,017
   HSBC Holdings                                       2,114,365          14,642
   IG Group Holdings                                     312,789           1,187
   Imperial Tobacco Group                                234,169           5,582
   Inmarsat                                              197,348           1,204
   Intercontinental Hotels Group                          74,553             509
   Intertek Group                                         75,920             890
   Invensys                                              110,279             238
   Investec                                               99,478             287
   Jardine Lloyd Thompson Group                           46,311             299
   John Wood Group                                       133,093             365
   Kazakhmys                                              96,549             355
   Kingfisher                                            907,632           1,620
   Land Securities Group+++                               10,186              79
   Legal & General Group                               2,625,560           1,491
   Lloyds Banking Group                                4,283,323           3,501
   LogicaCMG                                             293,245             285
   Man Group                                               2,274               5
   Marston's                                              53,420              87
   Meggitt                                               168,643             299
   Millennium & Copthorne Hotels                           2,047               5
   Mondi                                                 113,415             198
   National Express Group                                 42,892             142
   National Grid                                         135,401           1,200
   Old Mutual                                          2,141,971           1,253
   Pearson                                                 8,197              76
   Prudential                                            318,224           1,263
   QinetiQ                                                37,581              74
   Reckitt Benckiser Group                               145,432           5,541
   Reed Elsevier                                         107,956             803
   Rexam                                                 122,217             453
   Rio Tinto                                              42,780           1,087
   Royal & Sun Alliance Insurance Group                2,580,314           5,023
   Sage Group                                            144,813             349
   Scottish & Southern Energy                             42,753             694
   Serco Group                                            94,148             516
   Shire                                                 214,416           2,531
   Smith & Nephew                                        106,424             751
   Smiths Group                                          148,307           1,746
   Spectris                                               12,481              76
   St. James's Place                                      54,651             147
   Standard Chartered                                    293,216           2,751
   Standard Life                                         612,000           1,510
   Tate & Lyle                                           263,664             990
   Tesco                                                 490,757           2,317
   Thomas Cook Group                                     147,692             447
   TUI Travel                                            359,720           1,128
   Unilever                                              141,178           2,715
   Vodafone Group                                     12,022,987          21,210
   WPP                                                   315,692           1,631
                                                                   -------------
                                                                         251,042
                                                                   -------------

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
UNITED STATES -- 0.1%
   Thomson Reuters (CAD)                                  79,000   $       1,964
                                                                   -------------
Total Common Stock
   (Cost $2,752,893) ($ Thousands)                                     1,845,971
                                                                   -------------
PREFERRED STOCK -- 1.9%

BRAZIL -- 1.8%
   All America Latina Logistica                           20,400              12
   Banco Bradesco                                        428,900           3,801
   Banco Daycoval                                         41,800              83
   Banco Itau Holding Financeira                         106,200             991
   Brasil Telecom                                        179,700             882
   Centrais Eletricas Brasileiras, Cl B                  174,000           1,784
   Centrais Eletricas de Santa
   Catarina                                               24,000             331
   Cia Energetica de Minas Gerais                         56,156             777
   Cia Energetica do Ceara                                38,300             363
   Cia Paranaense de Energia                             126,000           1,177
   Cia Vale do Rio Doce, Cl A                            451,000           5,106
   Confab Industrial                                     192,200             345
   Construtora Sultepa                                     3,000               5
   Duratex                                                 4,500              29
   Ferbasa-Ferro Ligas DA Bahia                           46,000             118
   Fertilizantes Fosfatados                              187,500           1,110
   Industrias J B Duarte                                   1,200              --
   Inepar Industria e Construcoes*                         2,900              16
   Mangels Industrial                                      3,500               7
   Marcopolo                                             267,300             317
   NET Servicos de Comunicacao*                          494,500           3,160
   Parana Banco                                           18,700              34
   Petroleo Brasileiro(A)                                940,600          10,613
   Randon Participacoes                                  129,300             277
   Tekno Industria e Comercio                                400              11
   Telecomunicacoes de Sao Paulo                          52,600             974
   Telegraph Norte Leste
   Participacoes                                         123,100           1,514
   Telemar Norte Leste                                    40,000             781
   Tim Participacoes                                     466,500             662
   Universo Online                                        31,300              96
   Usinas Siderurgicas de Minas
   Gerais, Cl A                                           58,350             633
   Votorantim Celulose e Papel*                           50,900             249
                                                                   -------------
                                                                          36,258
                                                                   -------------
GERMANY -- 0.1%
   Bayerische Motoren Werke                                3,036              45
   Porsche Automobil Holding(A)                           28,614           1,169
   RWE                                                     2,156             119
   Volkswagen                                             11,303             507
                                                                   -------------
                                                                           1,840
                                                                   -------------
ITALY -- 0.0%
   Exor*                                                  43,603             187
   Unipol Gruppo Finanziario                              47,789              33
                                                                   -------------
                                                                             220
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009


                                              Shares/Face Amount    Market Value
Description                                      ($ Thousands)     ($ Thousands)
-----------                                   ------------------   -------------
SOUTH KOREA -- 0.0%
   Samsung Electronics                                     1,000   $         177
                                                                   -------------
Total Preferred Stock (Cost $55,176) ($ Thousands)                        38,495
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 1.8%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.2%
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
         5.000%, 08/01/35 (D)                      $       7,226           1,042
   FHLMC CMO STRIPS, Ser 245,
      Cl IO, IO
         5.000%, 05/15/37 (D)                              1,062             157
   FNMA TBA
         6.500%, 03/15/39                                  8,100           8,470
         6.000%, 03/15/24 to 03/15/39                     10,150          10,516
         4.500%, 03/15/39                                  2,150           2,154
                                                                   -------------
                                                                          22,339
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.6%
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1
         5.274%, 09/25/35 (E)                                804             497
   Banc of America Funding,
      Ser 2006-A, Cl 2A2
         5.249%, 02/20/36 (E)                                128             108
   Bear Stearns Alt-A Trust,
      Ser 2004-12, Cl 2A2
         5.234%, 01/25/35 (E)                                585             269
   Citigroup Mortgage Loan Trust,
      Ser 2007-AR5, Cl 1A2A
         5.608%, 04/25/37 (E)                              2,181           1,093
   Countrywide Alternative Loan
      Trust, Ser 2004-33, Cl 1A1
         5.340%, 12/25/34 (E)                                256             154
   Countrywide Home Loan
      Mortgage Pass Through Trust,
      Ser 2006-HYB2, Cl 1A1
         5.798%, 04/20/36 (E)                              1,275             513
   Countrywide Home Loan
      Mortgage Pass Through Trust,
      Ser 2007-HYB2, Cl 3A1
         5.398%, 02/25/47 (E)                                827             364
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2004-22, Cl A1
         5.078%, 11/25/34 (E)                                467             320
   Countrywide Home Loan
      Mortgage Pass-Through Trust,
      Ser 2007-HYB1, Cl 1A1
         5.458%, 03/25/37 (E)                              1,173             597
   Deutsche ALT-A Securities
      Alternate Loan Trust, Ser 2006-
      AB3, Cl A1
         6.250%, 06/30/36 (E)                                575             495
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1
         1.066%, 01/19/45 (E)                                254              19

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   First Horizon Asset Securities,
      Ser 2006-AR3, Cl 1A1
         5.652%, 11/25/36 (E)                      $       1,193   $         813
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR6, Cl 1A
         5.508%, 10/25/34 (E)                                 80              44
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-6, Cl 2A1
         4.992%, 07/25/34 (E)                                779             437
   Master Adjustable Rate Mortgages
      Trust, Ser 2005-2, Cl 3A1
         5.492%, 03/25/35 (E)                                766             383
   Merrill Lynch Mortgage
      Trust, Ser 2006-1, Cl 1A
         5.038%, 02/25/36 (E)                              1,075             972
   Morgan Stanley Mortgage
      Loan Trust, Ser 2007-11AR, Cl 2A5
         5.957%, 06/25/37 (E)                                845             339
   Morgan Stanley Mortgage Loan
      Trust, Ser 2007-14AR, Cl 6A1
         6.447%, 11/25/37 (E)                              2,787           1,221
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1
         6.500%, 03/25/34 (B)                                279             252
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1
         6.500%, 10/25/34 (B) (E)                            321             279
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A
         5.995%, 03/25/47                                  1,207           1,007
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2
         5.211%, 03/25/35 (E)                              1,201             550
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         0.874%, 02/25/46 (E)                                246              26
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 3A1
         5.206%, 12/25/34 (E)                                966             612
   Structured Adjustable Rate
      Mortgage Loan Trust,
      Ser 2006-3, Cl 2A1
         5.945%, 04/25/36 (E)                              3,760           1,954
   Structured Adjustable Rate
      Mortgage Loan Trust,
      Ser 2007-9, Cl 2A1
         5.971%, 10/25/47 (E)                              1,728             800
   Structured Asset Securities,
      Ser 2006-NC1, Cl A4
         0.624%, 05/25/36 (E)                                300             167
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I,
      Cl B1
         5.143%, 07/25/34 (E)                                 57              33
                                                                   -------------
                                                                          14,318
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $48,960) ($ Thousands)                                           36,657
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
ASSET-BACKED SECURITIES -- 0.5%

MORTGAGE RELATED SECURITIES -- 0.5%
   ACE Securities, Ser 2003-NC1,
      Cl M
         1.644%, 07/25/33 (E)                      $         650   $         352
   ACE Securities, Ser 2003-OP1,
      Cl M1
         1.174%, 12/25/33 (E)                                300             171
   Aegis Asset Backed Securities
      Trust, Ser 2003-3, Cl M1
         1.524%, 01/25/34 (E)                                 38              15
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         1.824%, 03/25/33 (E)                                407             209
   Argent Securities, Ser 2003-W5,
      Cl M1
         1.174%, 10/25/33 (E)                                250             127
   Argent Securities, Ser 2003-W9,
      Cl M1
         1.164%, 03/25/34 (E)                                369             162
   Asset-Backed Securities Home
      Equity, Ser 2003-HE5, Cl M1
         1.586%, 09/15/33 (E)                                446             283
   Citigroup Mortgage Loan Trust,
      Ser 2007-AMC2, Cl A3A
         0.554%, 01/25/37 (E)                                943             740
   Countrywide Asset-Backed
      Certificates, Ser 2003-5,
      Cl MV2
         2.074%, 01/25/34 (E)                                255             132
   Credit Suisse Asset-Backed
      Mortgage Backed Trust,
      Ser 2007-1, Cl 1A1A
         5.898%, 12/25/37 (E)                              2,748           1,787
   First Franklin Mortgage Loan
      Asset Backed Certificates,
      Ser 2005-FF9, Cl A3
         0.754%, 10/25/35 (E)                                778             626
   Home Equity Asset NIM Trust,
      Ser 2003-4, Cl M2
         2.874%, 10/25/33 (E)                                211             104
   Home Equity Asset Trust,
      Ser 2006-5, Cl 2A3
         0.624%, 10/25/36 (E)                                250             116
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         2.124%, 07/25/34 (E)                                 50              13
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         1.494%, 10/25/33 (E)                                593             328
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C
         0.794%, 11/25/35 (E)                              1,600           1,000
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         1.124%, 08/25/33 (E)                                103              52
   Residential Asset Mortgage
      Products, Ser 2003-RS11,
      Cl MII1
         1.569%, 12/25/33 (E)                                 54              22

                                                Face Amount         Market Value
Description                                    ($ Thousands)       ($ Thousands)
-----------                                 -------------------   -------------
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         0.624%, 02/25/36 (B) (E)                  $       1,500   $         840
   Securitized Asset Backed
      Receivables LLC Trust,
      Ser 2005-HE1, Cl A3C
         0.804%, 10/25/35 (E)                                377             314
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2
         3.474%, 06/25/33 (E)                                179             113
   Structured Asset Securities,
      Ser 2007-BC1, Cl A4
         0.604%, 02/25/37 (E)                              1,350             431
   Structured Asset Securities,
      Ser 2007-GEL2, Cl A1
         0.624%, 05/25/37 (B) (E)                          2,355           1,937
   Terwin Mortgage Trust, Ser 2006-
      6, Cl 2A1
         4.500%, 06/25/36                                    220              59
                                                                   -------------
Total Asset-Backed Securities
   (Cost $15,757)($ Thousands)                                             9,933
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.0%
   FNMA
      1.481%, 05/06/09 (C)                                   275             275
                                                                   -------------
Total U.S. Government Agency Obligation
   (Cost $274) ($ Thousands)                                                 275
                                                                   -------------
CORPORATE OBLIGATIONS -- 0.0%

UNITED STATES -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17 (B)                                175             132
   Shinsei Finance Cayman
         6.418%, 01/29/49 (B) (E)                            545              90
                                                                   -------------
Total Corporate Obligations
   (Cost $720) ($ Thousands)                                                 222
                                                                   -------------

                                                     Number Of
                                                       Rights
                                                   -------------
RIGHTS -- 0.0%

AUSTRALIA -- 0.0%
   John Fairfax, Expires 04/08/09*                            85              --
   Suncorp-Metway, Expires
      03/25/09*                                               22              11
   Wesfarmers, Expires 03/05/09*                              53              --
   Wesfarmers PPS, Expires
      03/05/09*                                               --              --
                                                                   -------------
                                                                              11
                                                                   -------------
BELGIUM -- 0.0%
   Fortis, Expires 07/01/14* (A)                             261              --
                                                                   -------------
BRAZIL -- 0.0%
   NET Servicos de Comunicacao,
      Expires 03/17/09*                                        5               2
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                      Face Amount ($ Thousands)/    Market Value
Description                                     Shares
-----------                           --------------------------   -------------
SOUTH KOREA -- 0.0%
   Shinhan Financial Group, Expires
     03/23/09*                                                 9   $          19
                                                                   -------------
UNITED KINGDOM -- 0.0%
   Colt Telecom, Expires 03/19/09*                             8              --
                                                                   -------------
Total Rights (Cost $0)($ Thousands)                                           32
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 0.7%
   U.S. Treasury Bill
         0.220%, 05/28/09 (C)                      $       1,000             999
         0.253%, 06/11/09 (C)                             14,300          14,289
                                                                   -------------
                                                                          15,288
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $15,289) ($ Thousands)                                           15,288
                                                                   -------------
AFFILIATED PARTNERSHIP -- 6.2%

UNITED STATES -- 6.2%
   SEI Liquidity Fund, L.P.,
      1.060+ ** (F)                                  131,830,064         129,626
                                                                   -------------
Total Affiliated Partnership
   (Cost $131,830) ($ Thousands)                                         129,626
                                                                   -------------
CASH EQUIVALENT -- 3.3%

UNITED STATES -- 3.3%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.350+ **                                       68,408,062          68,408
                                                                   -------------
Total Cash Equivalent
   (Cost $68,408) ($ Thousands)                                           68,408
                                                                   -------------
Total Investments -- 103.2%
   (Cost $3,089,307)($ Thousands)ss                                $   2,144,907
                                                                   =============


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund
February 28, 2009

A summary of outstanding swap agreements held by the fund at February 28, 2009, is as follows:

                                           Total Return Swaps

                                                                                                   Notional   Net Unrealized
                                                                                    Termination     Amount     Depreciation
Counterparty  Reference Entity/Obligation         Fund Pays         Fund Receives       Date     (Thousands)   ($Thousands)
------------  ---------------------------  ----------------------  ---------------  -----------  -----------  --------------
Bank of       BAS AAA 10YR CMBS Daily      Negative Spread Return  Initial Index      03/01/09      11,000       $(1,185)
   America       Index                                                Spread Minus
                                                                      75 Bps
Goldman       BAS AAA 10YR CMBS Daily      Negative Spread Return  Initial Index      03/31/09       4,000          (431)
   Sachs         Index                                                Spread Minus
                                                                      150 Bps
Merrill       MSCI Daily TR Net EAFE USD   3-Month LIBOR Minus     Price Return       06/30/09      13,052        (2,744)
   Lynch         Market Index                 48 Bps
Merrill       MSCI Daily TR Net EAFE USD   3-Month LIBOR Minus     Price Return       08/01/09       8,809          (708)
   Lynch         Market Index                 50 Bps
Morgan        MSCI Daily TR Net EAFE USD   3-Month LIBOR           Price Return       01/13/10      22,612          (352)
   Stanley       Market Index
                                                                                                                 -------
                                                                                                                 $(5,420)
                                                                                                                 =======

                              Credit Default Swaps

                                                                                                           Net Unrealized
                                                 Buy/Sell   (Pays)/Receives  Termination  Notional Amount   Appreciation
Counterparty      Reference Entity/Obligation   Protection        Rate           Date       (Thousands)     ($Thousands)
------------     -----------------------------  ----------  ---------------  -----------  ---------------  --------------
Bank of America  Black & Decker Corp., 7.125%,  BUY              (0.55)        12/20/11        1,000           $   50
                    06/01/11
Bank of America  Darden Restaurants Inc.,       BUY              (0.45)        12/20/11        1,000               49
                    7.125%, 02/01/16
Bank of America  MeadWestvaco Corp., 6.850%,    BUY              (0.48)        12/20/11        1,000               30
                    04/01/12
Bank of America  MGIC Investment Corp.,         BUY              (0.35)        12/20/13        1,000              307
                    6.000%, 11/01/15
Bank of America  PMI Group Inc., 6.000%,        BUY              (0.35)        12/20/13        1,000              349
                    09/15/16
Bank of America  Radian Group Inc., 7.750%,     BUY              (0.39)        12/20/13        1,000              464
                    06/01/11
Bank of America  The Limited Inc., 6.125%,      BUY              (0.48)        12/20/11        1,000              166
                    12/01/12
Bank of America  TJX Cos. Inc., 7.450%,         BUY              (0.19)        12/20/11        1,000               32
                    12/15/09
Goldman Sachs    CMBX.NA.A 3 Index              BUY              (0.62)        12/13/49        1,000              622
Goldman Sachs    CMBX.NA.A 3 Index              BUY              (0.62)        12/13/49        1,000              493
Goldman Sachs    CMBX.NA.BBB 2 Index            BUY              (0.60)        03/15/49        4,000            1,946
JPMorgan Chase   Black & Decker Corp., 7.125%,  BUY              (0.55)        12/20/11        1,000               50
   Bank             06/01/11
JPMorgan Chase   Hasbro Inc., 2.750%, 12/01/21  BUY              (0.39)        12/20/11        1,000               56
   Bank
JPMorgan Chase   Jones Apparel Group., 5.125%,  BUY              (0.77)        12/20/11        1,000              226
   Bank             11/15/14
JPMorgan Chase   MGIC Investment Corp.,         BUY              (0.35)        12/20/13        1,000              307
   Bank             6.000%, 11/01/15
JPMorgan Chase   Nordstrom Inc., 6.950%,        BUY              (0.28)        12/20/13        1,000              204
   Bank             03/15/28
JPMorgan Chase   PMI Group Inc., 6.000%,        BUY              (0.35)        12/20/13        1,000              349
   Bank             09/15/16
JPMorgan Chase   PPG Industries Inc., 7.050%,   BUY              (0.20)        12/20/11        1,000               50
   Bank             08/15/09
JPMorgan Chase   Radian Group Inc., 7.750%,     BUY              (0.39)        12/20/13        1,000              410
   Bank             06/01/11
Merrill Lynch    CMBX.NA.A 2 Index              BUY              (0.25)        03/15/49        1,000              509
Merrill Lynch    MDC Holdings Inc., 5.500%,     BUY              (0.90)        12/20/11        1,000               13
                    05/15/13
Merrill Lynch    Nordstrom Inc., 6.950%,        BUY              (0.28)        12/20/13        1,000              204
                    03/15/28
                                                                                                              -------
                                                                                                              $ 6,886
                                                                                                              =======

 SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                                                           Unrealized
                                 Number of                Appreciation
Type of                          Contracts   Expiration  (Depreciation)
Contract                       Long (Short)     Date      ($ Thousands)
--------                       ------------  ----------  --------------
DJ Euro Stoxx 50 Index         1,856          Mar-2009      $(4,372)
FTSE 100 Index                   519          Mar-2009       (1,596)
Hang Seng Index                   37          Mar-2009           (9)
MSCI EAFE Index E-MINI          (175)         Mar-2009           65
MSCI Emerging Markets E-MINI     321          Mar-2009           --
Nikkei 225 Index                  55          Mar-2009         (250)
S&P TSE 60 Index                  98          Mar-2009         (148)
SPI 200 Index                    147          Mar-2009         (246)
Topix Index                      399          Mar-2009         (782)
U.S. 10-Year Treasury Note        28          Jun-2009          (37)
U.S. 5-Year Treasury Note         28          Jun-2009          (14)
                                                            -------
                                                            $(7,389)
                                                            =======

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2009, is as follows:

                                               Unrealized
                  Currency to   Currency to   Appreciation
                    Deliver       Receive    (Depreciation)
Maturity Date     (Thousands)   (Thousands)   ($ Thousands)
-------------    ------------  ------------  --------------
3/5/09-3/20/09   USD   23,840  CAD   30,102     $  (114)
3/20/09          AUD    6,317  USD    4,037           7
3/20/09          CAD    8,084  USD    6,421          49
3/20/09          CHF    7,005  USD    5,977         (39)
3/20/09          EUR    7,111  USD    8,987         (43)
3/20/09          GBP    7,690  USD   10,911         (48)
3/20/09          HKD  128,372  USD   16,558           1
3/20/09          MXP   53,097  USD    3,607          99
3/20/09          NOK   10,548  USD    1,504           9
3/20/09          SEK   11,347  USD    1,255          (6)
3/20/09          SGD    1,771  USD    1,146          --
3/20/09          USD   25,203  AUD   39,658          95
3/20/09          USD    2,911  CHF    3,418          24
3/20/09          USD    6,738  EUR    5,350          55
3/20/09          USD   48,570  GBP   34,395         446
3/20/09          USD    6,740  HKD   52,248          (1)
3/20/09          USD    1,062  MXP   16,060          (1)
3/20/09          USD    5,300  SEK   46,855         (91)
3/20/09          USD    6,212  SGD    9,515         (58)
3/20/09          USD    2,166  ZAR   21,595         (25)
3/20/09          ZAR   25,003  USD    2,430         (49)
3/20/09-4/23/09  AUD   10,704  CHF    8,000          65
3/20/09-4/23/09  CHF    8,000  AUD   10,112        (442)
3/20/09-4/23/09  GBP    1,108  SGD    2,600         104
3/20/09-6/19/09  NZD    5,590  USD    3,200         415
3/20/09-6/19/09  USD    3,200  NZD    5,285        (567)
3/20/09-7/21/09  CHF   23,600  EUR   15,633        (474)
3/20/09-7/21/09  CHF   13,400  GBP    7,219      (1,238)
3/20/09-7/21/09  EUR   15,779  CHF   23,600         289
3/20/09-7/21/09  GBP    5,559  CHF   10,400       1,017
3/20/09-8/21/09  SGD    4,600  GBP    1,917        (244)
3/23/09          USD   46,154  JPY4,298,279      (2,203)
3/23/09-6/19/09  EUR    6,346  JPY  805,000         183
3/23/09-7/22/09  GBP    4,074  JPY  619,000         534
3/23/09-7/22/09  JPY  439,000  NOK   30,218        (223)
3/23/09-7/22/09  NOK   23,246  JPY  319,000         (23)
3/23/09-8/21/09  JPY1,531,000  EUR   11,984        (471)
3/23/09-8/21/09  JPY1,105,000  GBP    7,546        (577)
4/23/09          CAD    1,100  NZD    1,537        (101)
4/23/09          NZD    1,618  CAD    1,100          60
5/22/09          AUD    6,176  SGD    6,000         (41)
5/22/09          SGD    8,000  AUD    8,024         (79)
6/19/09          AUD    2,184  JPY  130,000         (53)
6/19/09          CHF    1,500  NOK    8,843         (41)
6/19/09          JPY  250,000  AUD    4,030          (6)
7/21/09          EUR    1,078  SGD    2,100          (9)
7/21/09          SGD    2,100  EUR    1,057         (16)
8/21/09          JPY  123,000  NZD    2,506         (20)
8/21/09          SEK   11,700  NOK    9,089         (20)
                                                -------
                                                $(3,871)
                                                =======

Percentages are based on a Net Assets of $2,078,412 ($ Thousands)

*    Non-income producing security.

**   The rate reported is the 7-day effective yield as of February 28, 2009.

+    Investment in Affiliated Security.

+++  Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at February 28, 2009. The total value of securities on loan at February 28, 2009 was $120,576 ($ Thousands).

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(E) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2009. The date reported on the Schedule of Investments is the next reset date.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2009 was $129,626 ($ Thousands).

ss At February 28, 2009, the tax basis cost of the Fund's investments was $3,089,307 ($ Thousands), and the unrealized appreciation and depreciation were $8,336 ($ Thousands) and $(952,736) ($ Thousands) respectively.

ABS -- Asset-Backed Security
ADR -- American Depositary Receipt
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
HKD -- Hong Kong Dollar
IO  -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
LIBOR -- London Interbank Offered Rate
MXP -- Mexican Peso
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NVDR -- Non-Voting Depositary Receipt
NZD -- New Zealand Dollar
REIT -- Real Estate Investment Trust
SEK -- Swedish Krone
SGD -- Singapore Dollar
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 94.4%

ARGENTINA -- 0.0%
   MetroGas ADR*                                             100   $          --
   Telecom Argentina ADR*                                  2,500              18
                                                                   -------------
                                                                              18
                                                                   -------------
AUSTRALIA -- 3.9%
   AGL Energy                                              1,200              10
   Amcor                                                   6,886              19
   Australia & New Zealand Banking Group                   7,100              59
   AWB                                                     1,600               1
   BHP Billiton                                           17,017             306
   Boart Longyear Group                                   17,200               1
   Brambles                                                1,100               3
   Caltex Australia                                        4,632              28
   CFS Retail Property Trust+++                            1,900               2
   Coca-Cola Amatil                                        1,800              10
   Cochlear                                                  648              22
   Commonwealth Bank of Australia                          2,471              46
   Computershare                                           4,263              19
   Crown                                                   2,600               9
   CSL                                                     8,502             196
   Dexus Property Group+++                                 3,700               2
   Foster's Group                                          4,400              15
   Goodman Fielder                                         7,200               5
   Goodman Group+++                                        5,700               1
   GPT Group+++                                            4,500               1
   Iluka Resources                                         1,400               4
   Incitec Pivot                                           3,000               4
   ING Industrial Fund+++                                 10,649               1
   Insurance Australia Group                               5,200              11
   JB Hi-Fi                                                1,450              10
   Lend Lease                                              5,900              20
   Lion Nathan                                             1,500               8
   Macquarie Group                                           466               5
   Macquarie Infrastructure Group                         65,695              42
   Macquarie Office Trust+++                               9,500               1
   Metcash                                                 2,000               5
   National Australia Bank                                 8,600              96
   Newcrest Mining                                         2,685              53
   Nufarm                                                  6,211              40
   Origin Energy                                           6,499              56
   Qantas Airways                                         25,906              26
   QBE Insurance Group                                     3,224              39
   Rio Tinto                                               1,990              58
   Santos                                                  1,300              13
   Stockland+++                                            2,744               5
   Suncorp-Metway                                          2,300               8
   TABCORP Holdings                                        1,896               8
   Telstra                                                 8,300              19
   Wesfarmers                                              4,024              45
   Westfield Group+++                                      2,700              18
   Westpac Banking                                         5,850              62
   Woodside Petroleum                                        988              22
   Woolworths                                             10,182             169
                                                                   -------------
                                                                           1,603
                                                                   -------------
AUSTRIA -- 0.2%
   Erste Group Bank                                        1,259              12

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   OMV                                                     2,155   $          56
   Raiffeisen International Bank Holding                     150               3
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts, Cl A                        460              14
                                                                   -------------
                                                                              85
                                                                   -------------
BELGIUM -- 0.9%
   Colruyt                                                   161              37
   Delhaize Group                                            870              50
   Dexia                                                   3,018               6
   Euronav                                                   754               9
   Fortis                                                  6,768              11
   Groupe Bruxelles Lambert                                1,050              67
   InBev                                                   2,073              57
   KBC Groep                                                 864               9
   Solvay                                                    900              51
   Telenet Group Holding*                                  1,017              18
   UCB                                                     1,182              33
   Umicore                                                   398               6
                                                                   -------------
                                                                             354
                                                                   -------------
BRAZIL -- 0.9%
   Acos Villares                                          64,000              13
   Banco Bradesco ADR                                      7,100              62
   Banco do Brasil                                         8,100              47
   Brascan Residential Properties                            200              --
   Camargo Correa Desenvolvimento Imobiliario              1,900               2
   Cia de Saneamento Basico do Estado de Sao
      Paulo                                                5,000              50
   Cia de Saneamento de Minas Gerais-COPASA
      (Brazil)                                             2,500              22
   EDP - Energias do Brasil                                3,900              38
   Even Construtora e Incorporadora                          100              --
   Fertilizantes Heringer                                  1,100               2
   Globex Utilidades                                       1,000               3
   Industrias Romi                                         1,700               4
   Klabin Segall                                           1,200               1
   Marfrig Frigorificos e Comercio de Alimentos*           4,000              12
   Minerva                                                 1,600               1
   Natura Cosmeticos                                       5,800              53
   Rossi Residencial                                       3,700               5
   Souza Cruz                                              2,100              43
   Tecnisa (Brazil)                                        2,294               3
   Uniao de Bancos Brasileiros                               800               4
                                                                   -------------
                                                                             365
                                                                   -------------
CANADA -- 6.7%
   Agrium                                                  1,000              35
   Alimentation Couche Tard, Cl B                          1,200              12
   Atco                                                      500              15
   Bank of Montreal                                        1,930              43
   Bank of Nova Scotia                                     4,000              91
   Barrick Gold                                            5,394             163
   BCE                                                     3,400              67
   Biovail                                                 2,190              23
   Bombardier, Cl B                                          700               2
   Brookfield Asset Management, Cl A                       3,700              49
   Brookfield Properties                                   1,850               9


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Canadian Imperial Bank of Commerce                      1,500   $          51
   Canadian National Railway                               3,900             126
   Canadian Natural Resources                              1,100              35
   Canadian Oil Sands Trust                                2,700              43
   Canadian Utilities                                        900              29
   Canfor*                                                 1,300               6
   Celestica*                                                100              --
   CGI Group, Cl A*                                        9,600              70
   Emera                                                     900              14
   Empire, Cl A                                              600              24
   Enbridge                                                3,200              96
   EnCana                                                  8,419             332
   Fairfax Financial Holdings                                424             103
   Finning International                                   2,200              20
   Fortis                                                    640              12
   George Weston                                             750              36
   Gerdau Ameristeel                                         450               2
   Goldcorp                                                5,940             172
   Husky Energy                                              900              19
   Imperial Oil                                            1,080              34
   Industrial Alliance Insurance and Financial
      Services                                               300               4
   Inmet Mining                                              900              20
   Kinross Gold                                            3,800              60
   Manulife Financial                                      1,900              19
   Metro, Cl A                                             1,700              51
   Nexen                                                   3,011              41
   Petro-Canada                                            7,640             169
   Potash Saskatchewan                                       700              59
   Power Corp of Canada                                      300               4
   Power Financial                                           600               9
   Research In Motion*                                       600              24
   Royal Bank of Canada                                    4,950             121
   Saskatchewan Wheat Pool*                                5,700              46
   Sherritt International                                  1,500               2
   Sino-Forest, Cl A*                                      2,700              18
   Stantec*                                                  230               4
   Suncor Energy                                             700              15
   Talisman Energy                                         3,100              29
   Teck Cominco, Cl B                                      2,800              10
   TELUS, Cl A                                             1,400              35
   TMX Group                                                 900              22
   Toronto-Dominion Bank                                   4,100             121
   TransCanada                                             2,491              61
   West Fraser Timber                                        400               9
   Yellow Pages Income Fund                                7,200              33
                                                                   -------------
                                                                           2,719
                                                                   -------------
CHILE -- 0.2%
   Enersis ADR                                             4,500              65
                                                                   -------------
CHINA -- 2.2%
   Bank of China                                         359,000              99
   Bank of Communications                                209,000             124
   China BlueChemical                                     52,000              24
   China Communications Services                          19,000              11
   China Construction Bank                                98,000              49
   China Life Insurance                                   51,000             141
   China Shenhua Energy                                   53,000             102
   China Telecom                                         236,000              79

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   CSG Holding                                            44,000   $          26
   Huaneng Power International                            26,000              17
   Industrial & Commercial Bank of China                 534,000             215
   Yantai Changyu Pioneer Wine, Cl B                       2,700              10
   Yanzhou Coal Mining                                    26,000              15
                                                                   -------------
                                                                             912
                                                                   -------------
CZECH REPUBLIC -- 0.2%
   CEZ                                                     2,400              72
                                                                   -------------
DENMARK -- 0.7%
   A P Moeller - Maersk, Cl B                                 15              70
   Danisco                                                   714              25
   Novo-Nordisk, Cl B                                      2,292             112
   Novozymes, Cl B                                            92               7
   Vestas Wind Systems*                                    1,375              60
                                                                   -------------
                                                                             274
                                                                   -------------
EGYPT -- 0.3%
   Egyptian International
     Pharmaceutical Industrial                             1,700               8
   Orascom Telecom Holding                                15,000              50
   Suez Cement                                             1,000               3
   Telecom Egypt                                          22,000              57
                                                                   -------------
                                                                             118
                                                                   -------------
FINLAND -- 0.6%
   Fortum                                                  1,388              24
   Nokia                                                  11,453             107
   Pohjola Bank, Cl A                                      2,000              14
   Sampo, Cl A                                             5,983              79
   UPM-Kymmene                                             3,469              25
                                                                   -------------
                                                                             249
                                                                   -------------
FRANCE -- 6.2%
   Affine+++                                                  62               1
   Air France-KLM                                          1,094              10
   Air Liquide                                               517              38
   Arkema                                                  1,000              13
   AXA                                                     1,777              16
   BNP Paribas                                             3,902             127
   Bouygues                                                1,477              42
   Carrefour                                               1,400              47
   Christian Dior                                            600              30
   Cie de Saint-Gobain                                     1,219              28
   Cie Generale de Geophysique-Veritas*                    1,123              12
   Credit Agricole                                         7,720              75
   Eurazeo                                                   311               7
   Eutelsat Communications                                 1,158              24
   France Telecom                                         17,950             402
   Gaz de France                                           6,189             196
   Gemalto*                                                1,606              40
   Lafarge                                                   887              38
   Lagardere S.C.A.                                        1,800              58
   Natixis                                                 9,051              12
   Neopost                                                   241              17
   Nexans                                                    400              15
   Pernod-Ricard                                           1,083              59


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   PPR                                                       654   $          39
   Rallye                                                    595               9
   Renault                                                 2,960              43
   Sanofi-Aventis                                          7,508             387
   Schneider Electric                                        647              39
   SCOR                                                    1,413              28
   SES Global                                              1,405              26
   Societe Generale                                        2,917              91
   Sodexo                                                  1,454              67
   Suez                                                       14              --
   Suez Environnement*                                     5,400              79
   Thales                                                    900              36
   Unibail-Rodamco+++                                        156              20
   Vallourec                                                 943              73
   Vivendi                                                10,712             255
   Wendel                                                    647              16
                                                                   -------------
                                                                           2,515
                                                                   -------------
GERMANY -- 5.4%
   Allianz                                                 2,040             137
   Arcandor*                                               3,114               5
   BASF                                                    3,403              94
   Bayer                                                   3,356             161
   Bayerische Motoren Werke                                  502              12
   Bilfinger Berger                                          351              12
   Celesio                                                   900              19
   Commerzbank                                             3,848              13
   DaimlerChrysler                                         1,305              29
   Deutsche Bank                                           3,681              95
   Deutsche Lufthansa                                      6,300              69
   Deutsche Post                                           6,400              61
   Deutsche Postbank                                         238               3
   Deutsche Telekom                                       20,835             251
   E.ON                                                   12,046             309
   Fresenius Medical Care                                  2,640             108
   GEA Group                                               2,574              28
   Hannover Rueckversicherung                              1,577              57
   HeidelbergCement                                          150               4
   Henkel                                                    341               7
   Hochtief                                                  580              16
   Lanxess                                                 1,200              18
   Merck KGaA                                                600              45
   MTU Aero Engines Holding                                  274               7
   Muenchener Rueckversicherungs                           1,181             144
   RWE                                                     2,691             169
   SAP                                                     3,978             127
   SGL Carbon*                                               916              20
   Siemens                                                   983              49
   Software                                                  364              23
   Suedzucker                                              1,900              33
   ThyssenKrupp                                            1,728              30
   Tognum                                                  1,092              11
   Volkswagen                                                 22               5
   Wacker Chemie                                             700              44
                                                                   -------------
                                                                           2,215
                                                                   -------------

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
GREECE -- 0.2%
   Marfin Investment Group                                 5,559   $          16
   OPAP                                                    1,758              46
   Public Power                                            2,652              40
                                                                   -------------
                                                                             102
                                                                   -------------
HONG KONG -- 3.4%
   BOC Hong Kong Holdings                                 10,500              10
   Chaoda Modern Agriculture                              70,720              40
   Cheung Kong Holdings                                    7,000              57
   China Mobile                                           58,000             504
   China Overseas Land & Investment                       60,000              78
   China Pharmaceutical Group                             50,000              18
   China Resources Power Holdings                         32,000              59
   Chinese Estates Holdings                                4,000               4
   CLP Holdings                                            1,500              11
   CNOOC                                                  67,500              58
   Dairy Farm International Holdings                       1,800               8
   Esprit Holdings                                         2,500              13
   First Pacific                                          14,000               5
   Guangdong Investment                                   98,000              41
   Hang Seng Bank                                          4,900              54
   Henderson Land Development                              5,000              17
   Hong Kong & China Gas                                   3,000               5
   HongKong Electric Holdings                              2,500              15
   Hutchison Telecommunications International            100,000              23
   Hutchison Whampoa                                      21,000             110
   Industrial and Commercial Bank of China Asia           36,000              33
   Jardine Matheson Holdings                                 400               7
   Li & Fung                                               6,000              13
   Link REIT+++                                            2,000               4
   Minmetals Resources                                    56,000               9
   MTR                                                    20,000              44
   Noble Group                                            48,000              33
   Road King Infrastructure                                4,000               1
   Shandong Chenming Paper Holdings, Cl B                 68,600              32
   Shanghai Industrial Holdings                           22,000              50
   Shenzhou International Group Holdings                  39,000               8
   Shui On Construction and Materials                      4,000               3
   Sinofert Holdings                                       4,000               2
   Wharf Holdings                                          2,000               4
   Wheelock                                               12,000              20
   Wing On International                                   1,000               1
   Yue Yuen Industrial Holdings                            3,000               6
                                                                   -------------
                                                                           1,400
                                                                   -------------
INDIA -- 1.3%
   HDFC Bank ADR                                           1,273              65
   Infosys Technologies ADR                                5,865             142
   ITC*                                                   15,822              57
   Larsen & Toubro GDR                                     2,818              33
   Reliance Industries GDR(A)                              4,648             229
                                                                   -------------
                                                                             526
                                                                   -------------
INDONESIA -- 0.3%


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Bank Central Asia                                      66,000   $          13
   Bank Rakyat Indonesia                                  38,000              12
   Perusahaan Gas Negara                                 131,000              20
   Telekomunikasi Indonesia                               57,000              30
   Unilever Indonesia                                     54,000              36
                                                                   -------------
                                                                             111
                                                                   -------------
IRELAND -- 0.2%
   CRH                                                     1,783              37
   Experian                                                4,661              27
                                                                   -------------
                                                                              64
                                                                   -------------
ISRAEL -- 1.3%
   Check Point Software Technologies*                        900              20
   First International Bank of Israel*                     6,000              32
   Israel Chemicals                                        7,150              53
   Teva Pharmaceutical Industries ADR                      4,080             182
   Teva Pharmaceutical Industries                          4,646             208
   Union Bank of Israel*                                  18,000              30
                                                                   -------------
                                                                             525
                                                                   -------------
ITALY -- 2.2%
   A2A                                                    20,500              29
   ACEA                                                    3,794              47
   Assicurazioni Generali                                  1,100              17
   Banca Intesa                                           40,834             100
   Banco Popolare Scarl                                    9,774              37
   Enel                                                   35,097             175
   Fiat                                                    5,596              25
   Fondiaria-Sai                                           1,524              18
   IFIL - Investments                                      4,490               8
   Italcementi                                               877               5
   Mediobanca                                              3,812              31
   Milano Assicurazioni                                    3,690               8
   Pirelli                                                58,000              12
   Prysmian                                                5,500              45
   Telecom Italia                                        184,535             214
   Terna Rete Elettrica Nazionale                         13,393              42
   UniCredito Italiano                                    42,867              54
   Unipol Gruppo Finanziario                              16,000              14
                                                                   -------------
                                                                             881
                                                                   -------------
JAPAN -- 17.3%
   ADEKA                                                     400               2
   Aderans Holdings                                          100               1
   Aeon                                                    5,500              32
   Aeon Credit Service                                     3,100              24
   Aisan Industry                                            300               1
   AOC Holdings                                            1,300               7
   AOKI Holdings                                             300               3
   Aoyama Trading                                            300               4
   Asahi Breweries                                         1,500              19
   Asahi Glass                                             3,000              13
   Astellas Pharma                                         2,900              96
   Bank of Kyoto                                           4,265              37
   Belluna                                                 2,500               6
   Benesse                                                   900              36
   Bridgestone                                             2,300              31
   Canon                                                   2,700              68
   Canon Electronics                                         100               1

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Canon Finetech                                            200   $           2
   Cawachi                                                   700              12
   Central Japan Railway                                       7              42
   Chubu Electric Power                                    1,100              27
   Chugai Pharmaceutical                                   1,172              20
   Chugoku Electric Power                                    400              10
   Circle K Sunkus                                           400               6
   Citizen Holdings                                        1,700               6
   Credit Saison                                           1,400               9
   Dai Nippon Printing                                     1,000               8
   Daihatsu Diesel Manufacturing                           2,000              10
   Daihatsu Motor                                          4,000              30
   Daiichi Sankyo                                          2,400              38
   Dainippon Sumitomo Pharma                               3,000              25
   Dena                                                        7              21
   DTS                                                       900               6
   East Japan Railway                                      2,900             173
   Eisai                                                     900              28
   Electric Power Development                              1,000              32
   Elpida Memory*                                          1,600               9
   FamilyMart                                              2,676              90
   Fast Retailing                                            938              94
   Fuji Heavy Industries                                   2,000               6
   FUJIFILM Holdings                                       2,900              54
   Fujitsu                                                30,000             101
   Fukuoka Financial Group                                 3,000               9
   Furukawa Electric                                       8,000              21
   Fuyo General Lease                                        200               2
   Godo Steel                                              2,000               5
   Goldcrest                                                 110               2
   Higashi-Nippon Bank                                     2,000               5
   Hisamitsu Pharmaceutical                                1,000              30
   Hitachi                                                27,000              67
   Hitachi High-Technologies                               1,400              17
   Hitachi Maxell                                            400               3
   Hitachi Systems & Services                                200               2
   Honda Motor                                             7,935             189
   Hosiden                                                   100               1
   Hyakugo Bank                                            2,000              10
   Ines                                                    2,300              10
   Inpex Holdings                                             10              67
   Isuzu Motors                                           21,000              20
   Itochu Enex                                               200               1
   J Front Retailing                                       3,000               9
   Japan Airlines                                          4,000               8
   Japan Petroleum Exploration                               500              18
   Japan Steel Works                                      11,000              99
   Japan Tobacco                                              26              62
   JFE Holdings                                            4,300              93
   JFE Shoji Holdings                                      2,000               5
   Kaneka                                                  3,000              15
   Kansai Electric Power                                   2,100              50
   Kao                                                     7,000             133
   Kawasaki Kisen Kaisha                                   9,000              28
   KDDI                                                       34             178
   Kinden                                                  3,000              21
   Kirin Holdings                                          4,000              39
   Komatsu                                                 3,000              31
   Kose                                                      300               6
   Kyowa Hakko Kogyo                                       2,000              15
   Kyushu Electric Power                                   2,100              50
   Lawson                                                    800              35


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Leopalace21                                               800   $           4
   Maeda                                                   2,000               6
   Marubeni                                                9,000              28
   Marui Group                                             1,300               5
   Mazda Motor                                             8,000              10
   Meiji Seika Kaisha                                      1,000               3
   Millea Holdings                                         2,100              48
   Mitsubishi                                             11,100             138
   Mitsubishi Chemical Holdings                           17,000              58
   Mitsubishi Electric                                     6,000              24
   Mitsubishi Estate                                       3,000              30
   Mitsubishi Gas Chemical                                 8,000              31
   Mitsubishi UFJ Financial Group                         55,900             252
   Mitsui                                                  9,000              83
   Mitsui Chemicals                                        4,000               8
   Mitsui Fudosan                                          2,000              20
   Mitsui OSK Lines                                        8,000              40
   Mitsui Sumitomo Insurance Group Holdings                3,100              73
   Mitsui Trust Holdings                                   7,000              21
   Mitsumi Electric                                        1,400              17
   Mizuho Financial Group                                 22,500              42
   Morinaga Milk Industry                                  2,000               6
   Murata Manufacturing                                      800              30
   Nafco                                                     200               2
   Nagase                                                  2,000              16
   Namco Bandai Holdings                                   3,000              27
   NEC                                                     9,000              21
   NET One Systems                                             6               8
   NHK Spring                                              3,000              10
   Nikon                                                   3,000              28
   Nintendo                                                  872             248
   Nippon Electric Glass                                   2,000              13
   Nippon Mining Holdings                                 13,500              47
   Nippon Oil                                              8,000              38
   Nippon Paper Group                                        300               7
   Nippon Seiki                                            2,000              11
   Nippon Steel                                            9,000              24
   Nippon Telegraph & Telephone                            8,398             358
   Nippon Yusen                                           10,000              41
   Nipponkoa Insurance                                     4,000              29
   Nissan Motor                                           25,000              76
   Nitori                                                    821              43
   NTT Data                                                    3               7
   NTT DoCoMo                                                 59              92
   OJI Paper                                              10,000              37
   Omron                                                   1,100              13
   ORIX                                                      430               9
   Osaka Gas                                               8,000              29
   Osaki Electric                                          2,000              13
   Panasonic                                               5,000              58
   Rakuten                                                   298             153
   Resona Holdings                                         1,800              31
   Resorttrust                                               300               3
   Ricoh                                                   3,000              34
   Roland                                                    200               2
   San-In Godo Bank                                        2,000              14
   Sankyo                                                    500              22
   Sapporo Hokuyo Holdings                                 2,500               6
   SEC Carbon                                              2,000               6
   Seikagaku                                                 200               2
   Seino Holdings                                          2,000               9

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Seven & I Holdings                                      7,191   $         159
   Seven Bank                                                 14              38
   Sharp                                                   7,000              54
   Shimano                                                   600              19
   Shin-Etsu Chemical                                        200               9
   Shinsei Bank                                           19,000              17
   Shiseido                                                2,000              29
   Showa Shell Sekiyu                                      5,100              42
   Sky Perfect JSAT Holdings                                  44              17
   Softbank                                                3,200              39
   Sojitz                                                  7,900               9
   Sompo Japan Insurance                                   4,000              20
   Sony                                                    3,400              57
   SRI Sports                                                  2               1
   Sumikin Bussan                                          2,000               4
   Sumitomo                                                9,200              77
   Sumitomo Chemical                                       7,000              21
   Sumitomo Electric Industries                              700               5
   Sumitomo Heavy Industries                               7,000              18
   Sumitomo Metal Mining                                   3,000              30
   Sumitomo Mitsui Financial Group                         4,100             130
   Sumitomo Trust & Banking                                6,000              20
   Suruga Bank                                             3,996              31
   Suzuken                                                   500              14
   T&D Holdings                                              700              16
   Taisho Pharmaceutical                                   1,000              18
   Takashimaya                                             3,000              15
   Takeda Pharmaceutical                                   3,128             126
   Takefuji                                                3,120              10
   Takeuchi Manufacturing                                    900               6
   Tanabe Seiyaku                                          5,427              65
   TDK                                                       600              20
   Teijin                                                  5,000               9
   Teikoku Piston Ring                                     1,800               5
   Tochigi Bank                                            2,000              10
   Tohoku Electric Power                                   3,300              77
   Tokyo Electric Power                                    8,600             242
   Toshiba                                                16,000              39
   Toshiba TEC                                             2,000               5
   Toyo Suisan Kaisha                                      1,000              24
   Toyota Motor                                            8,333             266
   Toyota Tsusho                                             800               6
   West Japan Railway                                          7              25
   Yamaha                                                    900               7
   Yamaha Motor                                            1,200              10
   Yamato Kogyo                                              200               4
   Yaskawa Electric                                        3,000              12
   Yokogawa Electric                                         200               1
                                                                   -------------
                                                                           7,038
                                                                   -------------
MALAYSIA -- 0.6%
   BIMB Holdings                                          18,800               4
   British American Tobacco Malaysia                       5,000              60
   HAP Seng Consolidated                                  19,000              11
   Hong Leong Financial Group                              7,200               9
   JT International                                        7,200               9
   Lion Industries                                        22,000               4
   Nestle Malaysia                                         2,000              15
   PPB Group                                              19,000              49
   Sarawak Energy                                         11,000               5
   Sarawak Oil Palms                                      12,000               7


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Tanjong                                                 7,000   $          26
   Tenaga Nasional                                        34,000              59
   Titan Chemicals                                        53,000               8
                                                                   -------------
                                                                             266
                                                                   -------------
MEXICO -- 1.2%
   America Movil, Ser L                                  130,600             168
   Cemex                                                   1,101               1
   Coca-Cola Femsa, Ser L                                 14,500              46
   Consorcio ARA                                          27,500               7
   Cydsa                                                   3,000               1
   Fomento Economico Mexicano ADR                          2,700              62
   Grupo Aeroportuario del Pacifico, Ser B, Cl B           3,300               6
   Grupo Bimbo, Ser A                                      5,900              17
   Grupo Continental                                      16,000              23
   Grupo Famsa, Cl A*                                      6,300               2
   Grupo Financiero Banorte, Ser O                        17,100              18
   Grupo Mexico, Ser B                                    88,562              51
   Grupo Modelo                                           16,700              44
   Grupo Simec, Ser B, Cl B*                                 100              --
   Grupo Televisa                                          1,900               5
   Industrias Bachoco                                      5,000               4
   Urbi Desarrollos Urbanos*                              20,500              17
   Wal-Mart de Mexico                                     13,500              25
                                                                   -------------
                                                                             497
                                                                   -------------
NETHERLANDS -- 2.1%
   Aegon                                                   5,810              21
   European Aeronautic Defense and Space                   6,025              88
   Fugro                                                   1,034              26
   Imtech                                                    498               6
   ING Groep                                              15,626              71
   James Hardie Industries                                 2,400               5
   Koninklijke Ahold                                      29,475             328
   Koninklijke BAM Groep                                   2,000              15
   Koninklijke DSM                                         2,227              51
   Koninklijke Philips Electronics                         1,120              18
   Koninklijke Vopak                                       1,064              35
   Randstad Holding                                        1,128              16
   Reed Elsevier                                           5,019              56
   Royal KPN                                               6,788              87
   TNT                                                       728              10
   TomTom*                                                   259               1
   Unilever                                                  476               9
                                                                   -------------
                                                                             843
                                                                   -------------
NEW ZEALAND -- 0.0%
   Fisher & Paykel Healthcare                              6,000              10
   Vector                                                  4,500               5
                                                                   -------------
                                                                              15
                                                                   -------------
NORWAY -- 0.3%
   DnB                                                    10,400              37
   Seadrill                                                5,254              40
   Telenor                                                 2,900              15
   Yara International                                      1,050              22
                                                                   -------------
                                                                             114
                                                                   -------------

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
PAPUA NEW GUINEA -- 0.1%
   Lihir Gold*                                            12,217   $          26
                                                                   -------------
PHILIPPINES -- 0.2%
   Globe Telecom                                           1,000              16
   Manila Electric                                         8,000              15
   Pilipino Telephone                                    268,000              36
                                                                   -------------
                                                                              67
                                                                   -------------
POLAND -- 0.3%
   Grupa Lotos*                                            4,000              12
   Polish Oil & Gas                                       48,000              45
   Polski Koncern Naftowy Orlen                            6,000              33
   Powszechna Kasa Oszczednosci Bank Polski                1,000               5
   Telekomunikacja Polska                                 10,000              48
                                                                   -------------
                                                                             143
                                                                   -------------
PORTUGAL -- 0.4%
   Energias de Portugal                                   20,000              63
   Galp Energia SGPS, Cl B                                 9,900             109
                                                                   -------------
                                                                             172
                                                                   -------------
RUSSIA -- 0.6%
   MMC Norilsk Nickel ADR                                  5,374              25
   Mobile Telesystems ADR                                  2,200              52
   Novolipetsk Steel GDR                                   2,400              23
   Rosneft Oil GDR                                         3,900              14
   Sberbank GDR                                              200              13
   Severstal GDR                                           6,900              25
   Surgutneftegaz ADR                                      4,600              26
   Tatneft GDR                                             1,400              50
                                                                   -------------
                                                                             228
                                                                   -------------
SINGAPORE -- 0.6%
   Boustead Singapore                                      4,000               2
   ComfortDelgro                                           6,000               5
   DBS Group Holdings                                      3,000              15
   Del Monte Pacific                                       5,000               1
   Haw Par                                                 2,000               5
   Neptune Orient Lines                                   23,000              18
   Oversea-Chinese Banking                                19,000              54
   SembCorp Industries                                     5,000               7
   SIA Engineering                                         1,000               1
   Singapore Airlines                                      1,000               6
   Singapore Technologies Engineering                      6,000               9
   Singapore Telecommunications                            4,000               6
   United Overseas Bank                                    8,000              51
   Wilmar International                                   39,000              71
                                                                   -------------
                                                                             251
                                                                   -------------
SOUTH AFRICA -- 1.8%
   AngloGold Ashanti                                       1,600              48
   ArcelorMittal                                           5,247             101
   Assore                                                    405              14
   Aveng                                                   8,000              20
   DataTec                                                16,000              20
   Distell Group                                           2,000              12
   FirstRand                                              12,000              14


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Gold Fields                                             6,000   $          62
   Group                                                  12,000             102
   Harmony Gold Mining*                                    4,000              49
   Hosken Consolidated Investments                         6,000              25
   Iliad Africa                                            9,808               6
   Impala Platinum Holdings                                1,200              14
   Imperial Holdings                                       2,331              10
   Investec                                               10,000              30
   Medi-Clinic                                            22,000              49
   Metropolitan Holdings                                  36,000              39
   Naspers, Cl N                                           1,000              15
   Nedbank Group                                           6,000              45
   Sanlam                                                 36,000              54
   Standard Bank Group                                     3,000              19
                                                                   -------------
                                                                             748
                                                                   -------------
SOUTH KOREA -- 2.7%
   Dongwon Industries                                        110               6
   Doosan Infracore*                                         840               7
   Hana Financial Group                                    1,600              19
   Hyundai Department Store                                  590              21
   Hyundai Heavy Industries                                  700              79
   Kangwon Land                                            4,240              34
   Korea Electric Power                                    3,370              52
   Korea Gas                                                 740              20
   KT                                                      2,430              59
   KT Freetel                                              2,570              46
   KT&G                                                    1,780              91
   LG                                                      2,190              57
   LG Chemical                                             1,130              61
   LG Dacom                                                1,660              19
   LG Household & Health Care                                311              30
   LG Telecom                                              5,390              31
   Lotte Confectionery                                        10               6
   Lotte Shopping                                            370              39
   LS Cable                                                  650              28
   Namyang Dairy Products                                     30               8
   Ottogi                                                    110               8
   Pacific                                                   267              13
   POSCO                                                      90              18
   S1                                                        390              11
   Samsung Electronics                                       630             194
   Samsung Fire & Marine Insurance                           640              65
   Shinsegae                                                 240              62
   Yuhan                                                      60               8
                                                                   -------------
                                                                           1,092
                                                                   -------------
SPAIN -- 2.9%
   ACS Actividades Construcciones y Servicios              1,749              69
   Banco Bilbao Vizcaya Argentaria                         9,869              71
   Banco Santander Central Hispano                        38,119             233
   Criteria Caixacorp                                      6,757              19
   Gas Natural                                             1,698              31
   Grifols                                                 2,359              37
   Grupo Catalana Occidente                                1,268              14
   Iberdrola                                              19,441             127
   Repsol                                                  8,584             131
   Sacyr Vallehermoso                                        500               4

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Telefonica                                             23,473   $         433
                                                                   -------------
                                                                           1,169
                                                                   -------------
SWEDEN -- 1.4%
   Hennes & Mauritz, Cl B                                    459              17
   Investor, Cl B                                          3,506              40
   Nordea Bank                                             9,678              48
   Securitas, Cl B                                         4,495              31
   Skandinaviska Enskilda Banken, Cl A                     3,680              15
   Svenska Cellulosa, Cl B                                 8,400              55
   Svenska Handelsbanken, Cl A                             2,269              27
   Swedbank                                                3,900              10
   Swedish Match                                           1,657              22
   Telefonaktiebolaget LM Ericsson, Cl B                  31,161             253
   TeliaSonera                                             2,800              11
   Trelleborg, Cl B                                          806               2
   Volvo, Cl B                                             9,900              42
                                                                   -------------
                                                                             573
                                                                   -------------
SWITZERLAND -- 6.9%
   ACE                                                       725              26
   Actelion*                                               1,520              72
   Addax Petroleum                                         2,400              46
   Adecco                                                  1,200              37
   Baloise Holding                                           923              52
   Banque Cantonale Vaudoise                                  72              19
   Credit Suisse Group                                     5,034             123
   Elektrizitaets-Gesellschaft Laufenburg                     30              26
   Helvetia Holding                                          100              15
   Holcim                                                    157               5
   Lindt & Spruengli                                           6               9
   Nestle                                                 21,099             693
   Novartis                                               15,254             559
   Petroplus Holdings                                        497               8
   Roche Holding                                           3,651             416
   Sulzer                                                    496              19
   Swatch Group                                              920              20
   Swiss Reinsurance                                       3,610              45
   Swisscom                                                  158              48
   Syngenta                                                  420              90
   Synthes                                                    33               4
   Transocean*                                               937              56
   UBS                                                    11,807             111
   Xstrata                                                 6,376              63
   Zurich Financial Services                               1,730             246
                                                                   -------------
                                                                           2,808
                                                                   -------------
TAIWAN -- 2.5%
   Asia Optical                                            8,060               9
   Asustek Computer                                       64,090              61
   AU Optronics                                           52,000              38
   Cathay Financial Holding                               14,000              11
   Chi Mei Optoelectronics                                 4,000               1
   China Manmade Fibers                                   48,000               5
   China Steel GDR                                           181               2
   China Synthetic Rubber                                 12,000              11
   Chunghwa Telecom                                      143,720             221
   Compal Electronics                                    102,400              58


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   CTCI                                                   17,204   $          10
   Delta Electronics*                                     34,000              54
   Far Eastern Textile                                    85,000              50
   Far EasTone Telecommunications                         50,000              48
   Fubon Financial Holding                               101,000              54
   Gigabyte Technology                                    19,000               8
   HON HAI Precision Industry                             20,000              39
   Hua Nan Financial Holdings                             13,000               6
   Lite-On Technology                                     69,000              40
   Mega Financial Holding                                 90,000              24
   President Chain Store                                  19,000              40
   Quanta Computer                                        53,320              54
   Shih Wei Navigation                                    12,000              13
   Shin Kong Financial Holding                            96,000              19
   Synnex Technology International                        34,000              39
   Taiwan Cooperative Bank                                11,000               5
   Taiwan Glass Industrial                                35,000              16
   Taiwan Mobile                                           2,000               3
   Taiwan Semiconductor Manufacturing ADR                    281               2
   Taiwan Semiconductor Manufacturing                     71,000              90
   Wistron                                                 1,000               1
                                                                   -------------
                                                                           1,032
                                                                   -------------
THAILAND -- 0.1%
   Bangkok Bank NVDR                                      31,000              63
                                                                   -------------
TURKEY -- 0.6%
   Akbank                                                  8,030              18
   Aygaz*                                                 25,008              29
   Eczacibasi Ilac Sanayi                                 48,000              23
   Gubre Fabrikalari                                       7,568              23
   KOC Holding*                                           27,000              34
   Petrol Ofisi*                                           5,000              11
   Turk Hava Yollari*                                      6,332              21
   Turk Sise ve Cam Fabrikalari                           28,000              16
   Turkcell Iletisim Hizmet                               12,000              59
                                                                   -------------
                                                                             234
                                                                   -------------
UNITED KINGDOM -- 14.5%
   Aggreko                                                 2,969              15
   Amec                                                   12,800              98
   Amlin                                                  13,316              65
   Anglo American                                          3,648              51
   Associated British Foods                                4,900              45
   AstraZeneca                                            10,227             323
   Autonomy*                                               8,172             140
   Aviva                                                  13,602              56
   Babcock International Group                             4,598              30
   BAE Systems                                            58,394             307
   Balfour Beatty                                          5,534              25
   Barclays                                               30,522              40
   BG Group                                               22,303             317
   BHP Billiton                                           14,781             229
   BP                                                    108,295             687
   British American Tobacco                               12,511             318
   BT Group, Cl A                                         90,100             115
   Cable & Wireless                                       45,915              90
   Cape*                                                   2,000               1

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
   Centrica                                               55,300   $         212
   Cobham                                                 12,613              35
   Compass Group                                          23,630             103
   Diageo                                                  3,901              45
   E2V Technologies                                        1,800               1
   Firstgroup                                                900               3
   Friends Provident                                      18,600              19
   Game Group                                              7,869              16
   GlaxoSmithKline                                        18,970             287
   Greene King                                             2,327              14
   Group 4 Securicor                                      12,751              34
   Hiscox                                                  3,000              12
   Home Retail Group                                      11,993              36
   HSBC Holdings                                          44,234             306
   IG Group Holdings                                       6,799              26
   Imperial Tobacco Group                                  4,951             118
   Inmarsat                                                4,081              25
   Investec                                                4,398              13
   J Sainsbury                                             1,565               7
   Jardine Lloyd Thompson Group                            1,148               7
   John Wood Group                                        10,363              28
   Kingfisher                                             24,000              43
   Legal & General Group                                  88,831              50
   Lloyds Banking Group                                   61,797              51
   LogicaCMG                                               4,192               4
   Man Group                                               5,371              13
   Marston's                                              12,194              20
   Meggitt                                                 5,957              11
   Millennium & Copthorne Hotels                           1,870               5
   Mondi                                                   4,101               7
   National Express Group                                  4,613              15
   National Grid                                           3,000              27
   Old Mutual                                             60,000              35
   Prudential                                             13,467              53
   Reckitt Benckiser Group                                 2,453              93
   Rio Tinto                                               1,000              25
   Rolls-Royce Group                                         603               2
   Royal & Sun Alliance Insurance Group                   51,876             101
   Royal Bank of Scotland Group                           43,866              14
   SABMiller                                                 163               2
   Sage Group                                              8,912              22
   Scottish & Southern Energy                              1,002              16
   Serco Group                                             1,986              11
   Shire                                                   5,169              61
   Smith & Nephew                                            467               3
   Smiths Group                                            3,012              35
   Spectris                                                  645               4
   St. James's Place                                       2,679               7
   Standard Chartered                                      5,853              55
   Standard Life                                          16,000              40
   Tate & Lyle                                             6,632              25
   Tesco                                                  16,800              79
   Thomas Cook Group                                      10,400              32
   TUI Travel                                             13,400              42
   UK Coal*                                                2,405               4
   Unilever                                                3,194              61
   Vodafone Group                                        286,517             505
   WPP                                                    11,252              58
                                                                   -------------
                                                                           5,930
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund
February 28, 2009

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
UNITED STATES -- 0.0%
   Thomson Reuters (CAD)                                     700   $          17
                                                                   -------------
Total Common Stock (Cost $62,012) ($ Thousands)                           38,499
                                                                   -------------
PREFERRED STOCK -- 2.3%

BRAZIL -- 2.2%
   All America Latina Logistica                            1,462               1
   Banco Bradesco                                          5,500              49
   Banco Daycoval                                          1,800               4
   Banco Itau Holding Financeira                           4,500              42
   Brasil Telecom                                          6,600              32
   Centrais Eletricas Brasileiras, Cl B                    6,000              61
   Centrais Eletricas de Santa Catarina                    1,000              14
   Cia de Bebidas das Americas                             2,000              82
   Cia de Transmissao de Energia Eletrica Paulista         1,000              19
   Cia Energetica do Ceara                                 1,500              14
   Cia Paranaense de Energia                               5,000              47
   Cia Vale do Rio Doce, Cl A                             18,600             211
   Confab Industrial                                       7,900              14
   Duratex                                                 1,900              12
   Elektro Eletricidade e Servicos                         3,100              18
   Ferbasa-Ferro Ligas DA Bahia                            2,000               5
   Fertilizantes Fosfatados                                9,200              54
   Gerdau                                                  9,600              51
   Inepar Industria e Construcoes*                           200               1
   Mangels Industrial                                        300               1
   Parana Banco                                            1,300               2
   Telecomunicacoes de Sao Paulo                           2,000              37
   Telegraph Norte Leste Participacoes                     5,200              64
   Telemar Norte Leste                                     2,300              45
   Universo Online                                         1,200               4
                                                                   -------------
                                                                             884
                                                                   -------------
GERMANY -- 0.1%
   Porsche Automobil Holding                                 321              13
   RWE                                                        70               4
   Volkswagen                                                249              11
                                                                   -------------
                                                                              28
                                                                   -------------
ITALY -- 0.0%
   Exor*                                                   1,700               7
                                                                   -------------
Total Preferred Stock (Cost $1,571) ($ Thousands)                            919
                                                                   -------------

                                                     Number Of
                                                       Rights
                                                   -------------
RIGHTS -- 0.0%

AUSTRALIA -- 0.0%
   Suncorp-Metway, Expires
      03/25/09*                                               --              --
   Wesfarmers, Expires 03/05/09*                               2              --

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wesfarmers PPS, Expires
      03/05/09*                                               --              --
                                                                   -------------
                                                                              --
                                                                   -------------
BELGIUM -- 0.0%
   Fortis, Expires 07/01/14*                                   6              --
                                                                   -------------
Total Rights (Cost $0) ($ Thousands)                                          --
                                                                   -------------
U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bill
         0.105%, 06/11/09 (B)                      $         225   $         225
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $225) ($ Thousands)                                                 225

CASH EQUIVALENT -- 2.6%

UNITED STATES -- 2.6%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.350+ **                                        1,044,503           1,045
                                                                   -------------
Total Cash Equivalent
   (Cost $1,045)($ Thousands)                                              1,045
                                                                   -------------
Total Investments -- 99.8%
   (Cost $64,853)($ Thousands)                                     $      40,688
                                                                   =============

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                           Number of                   Unrealized
Type of                    Contracts    Expiration    Depreciation
Contract                     Long          Date      ($ Thousands)
--------                 ------------   ----------   -------------
DJ Euro Stoxx 50 Index         9         Mar-2009         $(2)
FTSE 100 Index                 2         Mar-2009          (1)
S&P TSE 60 Index               1         Mar-2009          --
SPI 200 Index                  1         Mar-2009          (2)
Topix Index                    4         Mar-2009          (1)
                                                          ---
                                                          $(6)
                                                          ===

     Percentages are based on a Net Assets of $40,777 ($ Thousands)

*    Non-income producing security.

**   The rate reported is the 7-day effective yield as of February 28, 2009.

+    Investment in Affiliated Security.

+++  Real Estate Investment Trust

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ss At February 28, 2009, the tax basis cost of the Fund's investments was $64,853 ($ Thousands), and the unrealized appreciation and depreciation were $146 ($ Thousands) and $(24,311) ($ Thousands) respectively.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

ADR -- American Depositary Receipt
CAD -- Canadian Dollar
Cl  -- Class
GDR -- Global Depositary Receipt
NVDR -- Non-Voting Depositary Receipt
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
LOAN PARTICIPATIONS -- 19.2%
   Bosie Paper Holdings, 2nd Lien
         9.250%, 02/23/15                          $       1,000   $         290
   Brickman Group Holdings, Tranche B
         2.479%, 01/23/14                                    983             784
   Burlington Coat Factory Warehouse, Ser C
         2.730%, 05/28/13                                  1,000             354
   Calpine, 1st Lien
         4.335%, 03/29/14                                  1,985           1,429
   CCS Medical
         4.710%, 09/30/12                                    965             546
   Cequel Communications, 1st Lien
         6.164%, 11/05/13                                    219             183
   Cequel Communications, Ser B, 1st Lien
         6.164%, 11/05/13                                    217             182
   Clarke American, Ser B
         3.480%, 06/30/14                                  1,970           1,161
   Colleyville Resources
         8.500%, 12/28/10                                    163             118
   Colleyville Resources, Ser D
         8.500%, 12/30/13                                    524             381
   Delta Air Lines
         5.258%, 04/30/12                                    990             739
   Delta Air Lines, 2nd Lien
         3.695%, 04/30/14                                    985             484
   Dole Food, Ser B
         5.500%, 04/12/13                                     84              76
         0.660%, 04/12/13                                     47              43
   Dollar General, Ser B-1
         3.557%, 07/07/14                                  1,000             863
   Dollar General, Ser B-2
         3.229%, 07/07/14                                  1,000             824
   Dynea North, 1st Lien
         3.988%, 07/10/14                                    920             414
   First Data , Ser B-1
         3.223%, 09/24/14                                    990             651
   First Data, Ser B-1
         3.223%, 09/24/14                                    992             653
   Ginn La Conduit Lender, Ser A, 1st Lien
         8.545%, 06/08/11 (C)                                315              29
   Ginn La Conduit Lender, Ser B, 1st Lien
         9.500%, 06/08/11 (C)                                676              63
   Green Valley Ranch Gaming, 2nd Lien
         3.697%, 08/16/14                                  1,000              73
   HCA, Ser B
         3.709%, 11/18/13                                  1,982           1,663
   Hub International
         3.959%, 06/13/14                                  1,006             711
   Hub International (Delayed Draw)
         3.959%, 06/13/14                                    226             160
   IAP Worldwide Services, 1st Lien
         8.250%, 12/30/12                                    914             478
   Knology
         2.662%, 06/30/12                                    971             796

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Lake at Las Vegas Joint Venture
         16.100%, 06/20/12                         $       1,085   $          77
         15.460%, 06/20/12 (C)                             1,191              89
         12.000%, 06/20/12                                   250             249
         3.345%, 07/16/09                                    338             337
   Lake at Las Vegas Joint Venture (Synthetic)
         16.100%, 06/20/12 (C)                               120               4
   Level 3 Financing
         3.234%, 03/01/14                                  1,500           1,097
   Life Tech
         5.250%, 11/21/15                                  1,995           1,956
   Lifecare Holding (Rainier Acquisition)
         5.430%, 08/11/12                                    985             581
   Manitowoc, Ser B
         6.500%, 08/25/14                                  2,000           1,498
   Metroflag, 2nd Lien
         12.000%, 01/06/09 (C)                             1,500              75
   Mylan Laboratories, Ser B
         4.548%, 10/02/14                                  1,960           1,802
   Nielsen Finance LLC, Ser B
         2.447%, 08/09/13                                    487             382
   Pinnacle Foods Group
         3.162%, 04/02/14                                    985             798
   Sabre
         2.881%, 09/30/14                                  1,458             688
   Serena Software
         3.104%, 03/10/13                                    928             482
   Sirva Worldwide
         12.000%, 05/15/15                                   382              19
         9.500%, 05/12/12                                    183              88
         9.461%, 05/12/12                                    150              64
   Sirva Worldwide (Unfunded)
         0.500%, 05/12/12                                    132              75
   Solvest (Dole), Ser C
         4.795%, 04/12/13                                    311             282
   Spirit Finance
         4.170%, 08/01/13                                  1,000             260
   Texas Competitive Electric,Ser B-2
         3.952%, 10/10/14                                  1,985           1,224
   Tribune, Ser X
         5.000%, 06/04/09 (C)                                137              35
   US Airways Group
         2.979%, 03/21/14                                    733             329
   Verint Systems
         3.710%, 05/27/14                                  1,877           1,126
   WM Bolthouse Farms, 1st Lien
         2.688%, 12/16/12                                  1,466           1,241
   Wm. Wrigley Jr., Ser B
         6.500%, 10/06/14                                  2,000           1,978
                                                                   -------------
Total Loan Participations
   (Cost $48,329) ($ Thousands)                                           30,984
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 6.5%

AGENCY MORTGAGE-BACKED OBLIGATION -- 0.0%
   FNMA TBA
         6.000%, 10/01/26                                     23              24
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.5%
   American Tower Trust, Ser 2007-1A, Cl D
         5.957%, 04/15/37 (A)                      $         250   $         212
   Banc of America Funding, Ser 2005-F, Cl 4A1
         5.331%, 09/20/35 (B)                                489             284
   Banc of America Funding, Ser 2006-D, Cl 3A1
         5.588%, 05/20/36 (B)                                410             238
   Banc of America Large Loan, Ser 2007-BMB1,
      Cl A1
         0.965%, 08/15/29 (A) (B)                            195             133
   Banc of America Mortgage Securities,
      Ser 2004-F, Cl 2A5
         4.147%, 07/25/34 (B)                                350             340
   Banc of America Mortgage Securities,
      Ser 2005-A, Cl 2A1
         4.441%, 02/25/35 (B)                                261             178
   Bear Stearns Adjustable Rate Mortgage Trust,
      Ser 2005-6, Cl 3A1
         5.274%, 08/25/35 (B)                                354             222
   Bear Stearns Adjustable Rate Mortgage Trust,
      Ser 2005-9, Cl A1
         4.625%, 10/25/35 (B)                                473             364
   Bear Stearns Adjustable Rate Mortgage Trust,
      Ser 2006-1, Cl A1
         4.625%, 02/25/36 (B)                                446             291
   Bear Stearns Commercial Mortgage Securities,
      Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                                    500             491
   Citigroup Commercial Mortgage Trust,
      Ser 2007-FL3A, Cl J
         1.405%, 04/15/22 (A) (B)                            155              33
   Citigroup Mortgage Loan Trust, Ser 2006-AR1,
      Cl 1A1
         4.900%, 10/25/35 (B)                                463             305
   Countrywide Alternative Loan Trust,
      Ser 2007-HY5R, Cl 2A1A
         5.544%, 03/25/47 (B)                                629             407
   Countrywide Home Loan Mortgage Pass Through
      Trust, Ser 2005-HY10, Cl 3A1A
         5.377%, 02/20/36 (B)                                460             240
   Credit Suisse First Boston Mortgage
      Securities, Ser 2000-C1, Cl A2
         7.545%, 04/15/62                                    353             354
   Crown Castle Towers LLC, Ser 2006-1A, Cl E
         6.065%, 11/15/36 (A)                                380             329
   Crusade Global Trust, Ser 2007-1, Cl A1
         1.203%, 04/19/38 (B)                                225             183
   Diversified REIT Trust, Ser 1999-1A, Cl A2
         6.780%, 03/18/11 (A)                                 29              29

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   First Horizon Alternative Mortgage Trust,
      Ser 2005-AA3, Cl 3A1
         5.351%, 05/25/35 (B)                      $         256   $         136
   First Horizon Mortgage Pass-Through
      Certificate, Ser 2005-AR4, Cl 2A1
         5.339%, 10/25/35 (B)                                225             116
   GMAC Mortgage Loan Trust, Ser 2006-AR1,
      Cl 1A1
         5.595%, 04/19/36 (B)                                452             229
   GS Mortgage Securities, Ser 2007-EOP, Cl K
         1.495%, 03/06/20 (A) (B)                             75              46
   Harborview Mortgage Loan Trust, Ser 2005-14,
      Cl 3A1A
         5.301%, 12/19/35 (B)                                305             159
   JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
         5.432%, 06/25/37 (B)                                413             258
   Master Adjustable Rate Mortgages Trust,
      Ser 2005-6, Cl 5A1
         5.057%, 07/25/35 (B)                                454             383
   Merrill Lynch Mortgage Backed Securities
      Trust, Ser 2007-2, Cl 1A1
         5.800%, 08/25/36 (B)                                472             246
   Merrill Lynch Mortgage Investors,
      Ser 2005-A1, Cl 2A1
         4.514%, 12/25/34 (B)                                427             318
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A
         5.149%, 12/25/35 (B)                                464             329
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1E
         5.149%, 12/25/35 (B)                                391             267
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 2A1
         5.379%, 02/25/36 (B)                                236             150
   Morgan Stanley Capital I, Ser 2007-XLFA, Cl C
         0.615%, 10/15/20 (A) (B)                            240             108
   MortgageIT Trust, Ser 2005-4, Cl A1
         0.754%, 10/25/35 (B)                                431             192
   Residential Funding Mortgage Securities,
      Ser 2005-SA5, Cl 2A
         5.330%, 11/25/35 (B)                                171             104
   Residential Funding Mortgage Securities,
      Ser 2006-SA1, Cl 1A1
         5.676%, 02/25/36 (B)                                144              91
   Residential Funding Mortgage Securities,
      Ser 2007-SA2, Cl 2A2
         5.663%, 04/25/37 (B)                                320             180
   Thornburg Mortgage Securities Trust,
      Ser 2005-1, Cl A3
         4.770%, 04/25/45 (B)                                277             197
   Washington Mutual Mortgage Pass-Through
      Certificate, Ser 2004-AR5, Cl A6
         3.834%, 06/25/34 (B)                                600             594


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Washington Mutual Mortgage Pass-Through
      Certificate, Ser 2005-AR14, Cl 1A4
         5.045%, 12/25/35 (B)                      $         439   $         322
   Washington Mutual Mortgage Pass-Through
      Certificate, Ser 2005-AR3, Cl A2
         4.638%, 03/25/35 (B)                                402             261
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2004-EE, Cl 2A2
         4.188%, 12/25/34 (B)                                333             252
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2004-Z, Cl 2A1
         4.572%, 12/25/34 (B)                                436             326
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2005- AR16, Cl 6A3
         5.002%, 10/25/35 (B)                                163             115
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2005- AR16, Cl 3A2
         4.996%, 10/25/35 (B)                                113              78
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2006-AR2, Cl 2A3
         5.084%, 03/25/36 (B)                                165             105
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2006-AR8, Cl 2A1
         5.240%, 04/25/36 (B)                                285             175
                                                                   -------------
                                                                          10,370
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $15,034) ($ Thousands)                                           10,394
                                                                   -------------
CORPORATE OBLIGATIONS -- 5.3%

CONSUMER DISCRETIONARY -- 0.1%
   Macy's Retail Holdings
         5.350%, 03/15/12                                    225             170
                                                                   -------------
ENERGY -- 0.1%
   Canadian Natural Resources
         5.700%, 05/15/17                                    150             132
                                                                   -------------
FINANCIALS -- 3.9%
   Ameriprise Financial
         5.350%, 11/15/10                                    300             280
   Banco Santander Chile
         2.536%, 12/09/09 (A)(B)                             450             445
   Capital One Financial MTN
         5.700%, 09/15/11                                    300             280
   Capmark Financial Group
         3.391%, 05/10/10 (B)                                500             161
   CIT Group
         3.375%, 04/01/09                                    300             296
   Citigroup
         2.456%, 06/09/16 (B)                                300             179
   Comerica Bank
         0.511%, 06/19/09 (B)                                275             270

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Everest Reinsurance Holdings
         8.750%, 03/15/10                          $         295   $         279
         6.600%, 05/15/37 (B)                                450             161
   General Electric Capital
         1.711%, 03/09/09 (B)                                150             150
         1.274%, 04/28/11 (B)                                275             251
   Genworth Global Funding Trusts MTN
         5.200%, 10/08/10                                    400             367
   Hartford Financial Services Group
         7.900%, 06/15/10                                    250             242
   JPMorgan Chase Capital XXI, Ser U
         2.120%, 02/02/37 (B)                                550             221
   Lehman Brothers Holdings, Ser G MTN
         0.000%, 11/10/09 (C)                                500              61
   Liberty Property LP
         7.250%, 03/15/11 +++                                300             266
   MBIA Insurance
         14.000%, 01/15/33 (A) (B)                           200              65
   Monumental Global Funding
         1.294%, 01/15/14 (A) (B)                            450             301
   Morgan Stanley, Ser G
         1.698%, 01/09/14 (B)                                400             268
   Prudential Financial MTN
         5.100%, 12/14/11                                    300             274
   Reinsurance Group of America
         5.625%, 03/15/17                                    300             205
   State Street
         1.274%, 04/30/12 (B)                                285             257
   Unitrin
         6.000%, 05/15/17                                    260             163
         4.875%, 11/01/10                                    300             261
   VTB 24 Capital PLC, Ser E MTN
         3.013%, 12/07/09 (B)                                200             160
   Wachovia
         2.116%, 03/15/11 (B)                                425             392
                                                                   -------------
                                                                           6,255
                                                                   -------------
HEALTH CARE -- 0.1%
   UnitedHealth Group
         2.541%, 02/07/11 (B)                                250             238
                                                                   -------------
INDUSTRIALS -- 0.1%
   Continental Airlines, Ser 061G
         1.611%, 06/02/13 (B)                                300             191
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.5%
   Corning
         6.050%, 06/15/15                                    300             282
   Telecom Italia Capital
         1.753%, 07/18/11 (B)                                300             258
   Vodafone Group PLC
         1.536%, 02/27/12 (B)                                300             273
                                                                   -------------
                                                                             813
                                                                   -------------
UTILITIES -- 0.5%
   KeySpan
         7.625%, 11/15/10                                    300             313
   Ohio Power
         1.605%, 04/05/10 (B)                                270             264


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Southern, Ser A
         5.300%, 01/15/12                          $         175   $         181
                                                                   -------------
                                                                             758
                                                                   -------------
Total Corporate Obligations
   (Cost $11,336) ($ Thousands)                                            8,557
                                                                   -------------
ASSET-BACKED SECURITIES -- 5.1%

AUTOMOTIVE -- 2.2%
   AmeriCredit Automobile Receivables Trust,
      Ser 2006-1, Cl B
         5.200%, 03/06/11                                    170             167
   AmeriCredit Automobile Receivables Trust,
      Ser 2007-CM, Cl A4A
         5.550%, 04/07/14                                    500             348
   Americredit Prime Automobile Receivable,
      Ser 2007-2M, Cl A3
         5.220%, 06/08/12                                    485             437
   Capital Auto Receivables Asset Trust,
      Ser 2007-1, Cl B
         5.150%, 09/17/12                                    230             176
   Capital Auto Receivables Asset Trust,
      Ser 2007-3, Cl A3A
         5.020%, 09/15/11                                    194             189
   Capital One Auto Finance Trust, Ser 2005-C,
      Cl A4A
         4.710%, 06/15/12                                     86              77
   Capital One Auto Finance Trust, Ser 2007-C,
      Cl A3A
         5.130%, 04/16/12                                    467             431
   Carmax Auto Owner Trust, Ser 2007-1, Cl C
         5.530%, 07/15/13                                     50              30
   Carmax Auto Owner Trust, Ser 2008-1, Cl A4B
         1.761%, 02/15/13 (B)                                485             417
   Ford Credit Auto Owner Trust, Ser 2007-B,
      Cl A3A
         5.150%, 11/15/11                                    230             224
   GE Dealer Floorplan Master Note Trust,
      Ser 2006-2, Cl C
         0.900%, 04/20/13 (B)                                120              44
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
         5.540%, 04/15/15                                    105              53
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3B
         0.855%, 01/17/12 (B)                                131             127
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                                    266             207
   Nissan Auto Receivables Owner Trust,
      Ser 2007-B, Cl A3
         5.030%, 05/16/11                                    135             136
   Superior Wholesale Inventory Financing Trust,
      Ser 2007-AE1, Cl C
         1.055%, 01/15/12 (B)                                 45               8

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Superior Wholesale Inventory Financing Trust,
      Ser 2007-AE1, Cl B
         0.755%, 01/15/12 (B)                      $          25   $          13
   Swift Master Auto Receivables Trust,
      Ser 2007-2, Cl A
         1.105%, 10/15/12 (B)                                430             249
   USAA Auto Owner Trust, Ser 2007-2, Cl A3
         4.900%, 02/15/12                                    228             229
                                                                   -------------
                                                                           3,562
                                                                   -------------
CREDIT CARDS -- 1.3%
   Advanta Business Card Master Trust,
      Ser 2007-B1, Cl B
         0.720%, 12/22/14 (B)                                400             145
   American Express Credit Account Master Trust,
      Ser 2007-2, Cl B
         0.641%, 09/15/16 (B)                                145              64
   Bank of America Credit Card Trust,
      Ser 2007-B5, Cl B5
         1.055%, 03/15/12 (B)                                470             440
   Capital One Multi-Asset Execution Trust,
      Ser 2007-C2, Cl C2
         0.755%, 11/15/14 (B)                                400             165
   Chase Issuance Trust, Ser 2005-C2, Cl C2
         0.901%, 01/15/15 (B)                                400             241
   Citibank Credit Card Issuance Trust,
      Ser 2007-B5, Cl B5
         1.068%, 11/07/14 (B)                                500             296
   GE Capital Credit Card Master Note Trust,
      Ser 2007-3, Cl C
         0.761%, 06/15/13 (B)                                500             279
   Washington Mutual Master Note Trust,
      Ser 2006-C3A, Cl C3A
         0.835%, 10/15/13 (A) (B)                            535             432
                                                                   -------------
                                                                           2,062
                                                                   -------------
MORTGAGE RELATED SECURITIES -- 0.8%
   First Franklin Mortgage Loan Asset,
      Ser 2006-FF18, Cl A2B
         0.584%, 12/25/37 (B)                                275             186
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF1, Cl M2
         0.734%, 01/25/38 (B)                                285               6
   Morgan Stanley Capital I, Ser 2007-HE2, Cl M2
         0.734%, 01/25/37 (B)                                150               2
   Morgan Stanley Home Equity Loan Trust,
      Ser 2005-3, Cl M1
         0.924%, 08/25/35 (B)                                350             213
   Morgan Stanley Home Equity Loan Trust,
      Ser 2005-4, Cl M1
         0.884%, 09/25/35 (B)                                370             112
   Option One Mortgage Loan Trust, Ser 2005-3,
      Cl M1
         0.944%, 08/25/35 (B)                                330             150
   Option One Mortgage Loan Trust, Ser 2005-5,
      Cl M1
         0.864%, 12/25/35 (B)                                470             162


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1
         5.900%, 03/25/37                          $         190   $         169
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         0.594%, 02/25/38 (B)                                135             115
   Residential Asset Securities,
      Ser 2005-KS12, Cl M1
         0.914%, 01/25/36 (B)                                375             183
   Securitized Asset-Backed Receivables LLC,
      Ser 2007-NC2, Cl M2
         0.734%, 01/25/37 (B)                                145               3
                                                                   -------------
                                                                           1,301
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 0.8%
   ACAS Business Loan Trust,
      Ser 2006-1A, Cl A
         1.486%, 11/27/19 (A) (B)                            437             305
   ACAS Business Loan Trust,
      Ser 2007-1A, Cl C
         2.088%, 08/16/19 (A) (B)                            425              21
   CIT Equipment Collateral,
      Ser 2006-VT1, Cl B
         5.230%, 02/20/13                                     36              36
   Dominos Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2 (F)
         5.261%, 04/25/37 (A)                                400             208
   Lambda Finance,
      Ser 2005-1A, Cl A3
         1.464%, 11/15/29 (A) (B)                            335             303
   Peco Energy Transition Trust,
      Ser 2000-A, Cl A3
         7.625%, 03/01/10                                    258             258
   Sierra Receivables Funding,
      Ser 2007-2A, Cl A2
         1.470%, 09/20/19 (A) (B)                            247             152
                                                                   -------------
                                                                           1,283
                                                                   -------------
Total Asset-Backed Securities
   (Cost $12,941) ($ Thousands)                                            8,208
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 1.3%

   FHLB
      1.020%, 02/26/10                                     2,000           1,997
                                                                   -------------
Total U.S. Government
Agency Obligation
   (Cost $1,998) ($ Thousands)                                             1,997
                                                                   -------------
EURODOLLAR -- 0.1%

SOVEREIGN -- 0.1%
   Republic of Trinidad & Tobago
         9.875%, 10/01/09                                    150             154
                                                                   -------------
Total EuroDollar
   (Cost $154) ($ Thousands)                                                 154
                                                                   -------------

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 0.0%

   Sirva Worldwide * (F)(G)                                2,247   $           2
                                                                   -------------
Total Common Stock
(Cost $-) ($ Thousands)                                                        2
                                                                   -------------
TIME DEPOSITS -- 9.2%
   Barclays Bank
         0.320%, 03/12/09                          $       2,679           2,678
   HSBC, London
         0.100%, 03/11/09                                  2,327           2,327
         0.250%, 04/02/09                                  1,001           1,001
   Lloyds, London
         0.300%, 03/05/09                                  2,946           2,946
   RBC
         0.150%, 03/19/09                                  3,097           3,097
         0.450%, 03/26/09                                  2,815           2,815
                                                                   -------------
Total Time Deposits
   (Cost $14,864) ($ Thousands)                                           14,864
                                                                   -------------
REPURCHASE AGREEMENT (D)-- 0.7%
   BNP Paribas
      0.280%, dated 02/27/09, to be repurchased
      on 03/02/09, repurchase price $1,200,070
      (collateralized by  a various U.S.
      Government obligations, ranging in
      par value $317,387-1,188,814, 4.00%,
      06/01/33 with total market value
      $1,224,000)                                          1,200           1,200
                                                                   -------------
Total Repurchase Agreement
   (Cost $1,200) ($ Thousands)                                             1,200
                                                                   -------------
AFFILIATED PARTNERSHIP -- 37.8%
   SEI LIBOR Plus Portfolio,
      1.06%**(E)                                      10,420,126          60,958
                                                                   -------------
Total Affiliated Partnership
   (Cost $101,22) ($ Thousands)                                           60,958
                                                                   -------------
CASH EQUIVALENT -- 13.9%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      0.350%**(E)                                     22,423,487          22,423
                                                                   -------------
Total Cash Equivalent
   (Cost $22,423) ($ Thousands)                                           22,423
                                                                   -------------
Total Investments -- 99.1%
   (Cost $229,507) ($ Thousands)+                                  $     159,741
                                                                   =============


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                                                           UNREALIZED
                               NUMBER OF                  APPRECIATION
TYPE OF                        CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                         SHORT         DATE       ($ THOUSANDS)
--------                     ------------   ----------   --------------
U.S. 10-Year Treasury Note        (4)        Jun-2009          --
U.S. 2-Year Treasury Note         (7)        Jul-2009          (3)
U.S. 5-Year Treasury Note        (22)        Jun-2009          (8)
U.S. Long Treasury Bond           (4)        Jun-2009          12
                                                              ---
                                                              $ 1
                                                              ===

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2009, is as follows:

                                                UNREALIZED
                  CURRENCY TO   CURRENCY TO    APPRECIATION
                    DELIVER       RECEIVE     (DEPRECIATION)
MATURITY DATE     (THOUSANDS)   (THOUSANDS)    ($ THOUSANDS)
-------------     -----------   -----------   --------------
3/11/09           GBP     306   SGD     700       $  17
3/11/09           SGD     700   GBP     283         (50)
3/11/09-6/10/09   EUR   2,499   JPY 326,000         164
3/11/09-6/10/09   NZD   2,544   USD   1,500         231
3/11/09-6/10/09   USD   1,500   NZD   2,428        (289)
3/11/09-7/10/09   CHF   3,500   GBP   1,860        (358)
3/11/09-7/10/09   GBP   1,895   CHF   3,500         309
3/11/09-7/10/09   GBP   2,719   JPY 438,000         609
3/11/09-8/12/09   JPY 522,000   EUR   3,962        (316)
3/11/09-8/12/09   JPY 535,000   GBP   3,319        (749)
4/14/09           AUD   2,882   JPY 168,000        (116)
4/14/09           JPY 224,000   AUD   3,476         (79)
4/14/09-6/10/09   CHF   8,500   EUR   5,508        (317)
4/14/09-6/10/09   EUR   5,599   CHF   8,500         202
4/15/09           CHF     600   NOK   3,289         (50)
4/15/09           NOK   3,521   CHF     600          17
6/10/09           EUR     825   SGD   1,600         (12)
6/10/09           SGD   1,600   EUR     802         (17)
6/10/09-7/10/09   JPY 196,000   NOK  14,509          42
6/10/09-7/10/09   NOK   7,664   JPY  98,000         (79)
                                                  -----
                                                  $(841)
                                                  =====

     Percentages are based on a Net Assets of $161,218 ($ Thousands)

+ At February 29, 2009, the tax basis cost of the Fund's investments was $229,507 ($ Thousands), and the unrealized appreciation and depreciation were $117 ($ Thousands) and $(69,883) ($ Thousands) respectively.


*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of February 28, 2009.

+++  Real Estate Investment Trust

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Variable Rate Security -The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2009. The date reported on the Schedule of Investments is the final maturity date.

(C)  Security in default on interest payments.

(D)  Tri-Party Repurchase Agreement

(E)  Investment in Affiliated Security

(F) Securities considered illiquid. The total value of such securities as of February 29, 2008 was $210 ($ Thousands) and represented 0.13% of net assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2008 was $2 ($ Thousands) and represented 0.00% of net assets.


AUD -- Australian Dollar
CHF -- Swiss Franc
Cl -- Class
EUR -- Euro
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
NZD -- New Zealand Dollar
NOK -- Norwegian Krone
PLC -- Public Limited Company
Ser -- Series
SGD -- Singapore Dollar
USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $O

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 68.7%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 54.9%
   FHLMC
         7.500%, 11/01/17 to 01/01/38              $       5,965        $  6,308
         7.000%, 11/01/15 to 06/01/32                        661             704
         6.500%, 10/01/16 to 09/01/38                     50,574          53,095
         6.000%, 01/01/13 to 08/01/38                    102,397         106,471
         5.500%, 09/01/13 to 01/01/39                    415,179         426,996
         5.000%, 10/01/14 to 12/01/34                     49,573          50,857
         4.500%, 04/01/19 to 12/01/19                      2,591           2,645
         4.000%, 09/01/18 to 10/01/33                      6,447           6,514
   FHLMC TBA
         5.500%, 04/15/37 to 03/25/39                    167,400         171,113
         5.000%, 03/01/35                                  9,399           9,543
   FHLMC ARM
         6.869%, 08/01/36 (A)                              6,486           6,693
         6.694%, 08/01/36 (A)                              3,517           3,682
         6.650%, 10/01/36 (A)                              4,399           4,577
         6.453%, 09/01/36 (A)                             17,016          17,705
         6.371%, 10/01/37 (A)                              1,637           1,710
         6.313%, 04/01/37 (A)                              2,064           2,147
         6.268%, 06/01/36 (A)                                589             611
         6.209%, 03/01/37 (A)                              8,136           8,432
         6.152%, 09/01/37 (A)                              4,374           4,535
         6.140%, 01/01/37 (A)                              7,449           7,729
         6.033%, 11/01/37 (A)                                 14              15
         5.944%, 05/01/37 (A)                              1,237           1,284
         5.941%, 03/01/37 (A)                                726             754
         5.940%, 05/01/37 (A)                                923             958
         5.922%, 05/01/37 (A)                             13,242          13,794
         5.845%, 12/01/37 (A)                              2,500           2,565
         5.822%, 12/01/36 (A)                              2,070           2,145
         5.741%, 05/01/37 (A)                              2,254           2,341
         5.694%, 03/01/36 (A)                              1,036           1,072
         5.567%, 07/01/37 (A)                              5,107           5,293
         5.106%, 01/01/36 (A)                              5,361           5,532
         5.063%, 11/01/35 (A)                                940             969
   FHLMC CMO, Cl JR
         4.500%, 06/15/25                                  4,161           4,154
   FHLMC CMO, Ser 1, Cl Z
         9.300%, 04/15/19                                     24              26
   FHLMC CMO, Ser 1081, Cl K
         7.000%, 05/15/21                                    491             529
   FHLMC CMO, Ser 1101, Cl M
         6.950%, 07/15/21                                    266             285
   FHLMC CMO, Ser 1611, Cl Z
         6.500%, 11/15/23                                 11,162          11,762
   FHLMC CMO, Ser 1983, Cl Z
         6.500%, 12/15/23                                  1,399           1,398
   FHLMC CMO, Ser 2043, Cl CJ
         6.500%, 04/15/28                                  2,244           2,357

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FHLMC CMO, Ser 2389, Cl CD
         6.000%, 03/15/16                          $       1,042   $       1,058
   FHLMC CMO, Ser 2542, Cl ES
         5.000%, 12/15/17                                  9,284           9,488
   FHLMC CMO, Ser 2547, Cl BE
         5.500%, 03/15/32                                  1,711           1,775
   FHLMC CMO, Ser 2558, Cl BD
         5.000%, 01/15/18                                  4,137           4,264
   FHLMC CMO, Ser 2564, Cl BQ
         5.500%, 10/15/17                                  3,042           3,178
   FHLMC CMO, Ser 2590, Cl BY
         5.000%, 03/15/18                                  1,346           1,388
   FHLMC CMO, Ser 2590, Cl NU
         5.000%, 06/15/17                                  1,808           1,860
   FHLMC CMO, Ser 2603, Cl KT
         4.750%, 07/15/14                                  4,991           5,169
   FHLMC CMO, Ser 2623, Cl AJ
         4.500%, 07/15/16                                  2,531           2,574
   FHLMC CMO, Ser 2631, Cl MC
         5.000%, 02/15/32                                    484             494
   FHLMC CMO, Ser 2672, Cl HA
         4.000%, 09/15/16                                  1,354           1,367
   FHLMC CMO, Ser 2694, Cl QG
         4.500%, 01/15/29                                    361             369
   FHLMC CMO, Ser 2695, Cl BG
         4.500%, 04/15/32                                  3,004           3,051
   FHLMC CMO, Ser 2702, Cl AD
         4.500%, 08/15/32                                  2,628           2,668
   FHLMC CMO, Ser 2708, Cl DG
         5.500%, 07/15/32                                  2,849           2,947
   FHLMC CMO, Ser 2727, Cl PW
         3.570%, 06/15/29                                    939             939
   FHLMC CMO, Ser 2733, Cl ME
         5.000%, 01/15/34                                  6,302           6,201
   FHLMC CMO, Ser 2735, Cl OG
         5.000%, 08/15/32                                  1,517           1,523
   FHLMC CMO, Ser 2735, Cl PG
         5.500%, 09/15/32                                    524             533
   FHLMC CMO, Ser 2740, Cl PD
         5.500%, 06/15/32                                  1,893           1,928
   FHLMC CMO, Ser 2776, Cl AC
         5.000%, 09/15/31                                  1,276           1,291
   FHLMC CMO, Ser 2777, Cl KB
         5.000%, 03/15/32                                  2,063           2,094
   FHLMC CMO, Ser 2778, Cl JD
         5.000%, 12/15/32                                  1,974           2,008
   FHLMC CMO, Ser 2780, Cl TB
         3.000%, 12/15/24                                    741             741
   FHLMC CMO, Ser 2790, Cl TN
         4.000%, 05/15/24                                  2,779           2,683
   FHLMC CMO, Ser 2793, Cl GE
         5.500%, 11/15/32                                    437             451
   FHLMC CMO, Ser 2825, Cl QN
         5.500%, 09/15/32                                  3,958           4,094
   FHLMC CMO, Ser 2835, Cl NG
         5.500%, 07/15/33                                  1,248           1,295
   FHLMC CMO, Ser 2843, Cl BC
         5.000%, 08/15/19                                  1,740           1,790
   FHLMC CMO, Ser 2883, Cl HK
         5.000%, 04/15/32                                  1,144           1,171
   FHLMC CMO, Ser 2905, Cl ME
         5.500%, 08/15/33                                    841             871


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FHLMC CMO, Ser 2945, Cl SA
         11.475%, 03/15/20 (A)                     $       4,551   $       4,467
   FHLMC CMO, Ser 2960, Cl NC
         5.500%, 10/15/32                                    492             499
   FHLMC CMO, Ser 3000, Cl PA
         3.900%, 01/15/23                                  2,120           2,132
   FHLMC CMO, Ser 3017, Cl TA
         4.500%, 08/15/35                                  3,089           3,177
   FHLMC CMO, Ser 3019, Cl VM
         5.000%, 08/15/16                                  1,805           1,876
   FHLMC CMO, Ser 3035, Cl PA
         5.500%, 09/15/35                                  1,249           1,304
   FHLMC CMO, Ser 3115, Cl MB
         5.500%, 12/15/20                                    819             834
   FHLMC CMO, Ser 3166, Cl GB
         6.000%, 06/15/21                                  1,102           1,145
   FHLMC CMO, Ser 3253, Cl A
         5.000%, 08/15/20                                  2,488           2,537
   FHLMC CMO, Ser 3372, Cl BD
         4.500%, 10/15/22                                  2,533           2,516
   FHLMC CMO, Ser 3465, Cl HA
         4.000%, 07/15/17                                  6,139           6,168
   FNMA
         8.000%, 04/01/15 to 07/01/31                        402             427
         7.000%, 03/01/09 to 01/01/35                      6,977           7,450
         6.500%, 05/01/17 to 03/01/38                     68,267          71,302
         6.000%, 06/01/22 to 02/01/39                    201,425         208,307
         5.500%, 04/01/14 to 12/01/38                    256,894         265,350
         5.000%, 06/01/18 to 11/01/36                    111,032         113,615
         4.500%, 06/01/13 to 04/01/38                     41,410          41,996
         4.000%, 07/01/20 to 11/01/20                      3,859           3,881
   FNMA TBA
         6.500%, 04/30/37                                  1,509           1,572
         5.500%, 03/01/22 to 03/25/39                     30,071          30,318
         5.000%, 04/30/20 to 03/25/39                    336,469         341,915
         4.500%, 03/15/39 to 03/25/39                     10,488          10,507
   FNMA ARM
         6.712%, 01/01/37 (A)                             29,236          30,500
         6.277%, 09/01/37 (A)                              5,725           5,918
         6.233%, 09/01/37 (A)                                 88              91
         6.113%, 12/01/36 (A)                              1,366           1,423
         6.109%, 11/01/37 (A)                                867             903
         6.108%, 08/01/37 (A)                             27,211          28,306
         6.020%, 01/01/37 (A)                              1,695           1,758
         6.004%, 04/01/37 (A)                              1,167           1,210
         5.983%, 04/01/37 (A)                              1,707           1,770
         5.946%, 01/01/37 (A)                              2,113           2,192
         5.915%, 01/01/37 (A)                              4,531           4,704

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      5.909%, 04/01/37 (A)                         $       5,826   $       6,055
      5.882%, 02/01/37 (A)                                 1,406           1,460
      5.844%, 08/01/37 (A)                                 3,177           3,307
      5.823%, 03/01/37 (A)                                15,837          16,438
      5.766%, 08/01/37 (A)                                 3,395           3,528
      5.714%, 05/01/37 (A)                                 2,233           2,322
      5.689%, 05/01/37 (A)                                 6,321           6,551
      5.643%, 02/01/36 (A)                                10,799          11,213
      5.511%, 10/01/36 (A)                                 4,207           4,359
      4.034%, 11/01/35 (A)                                 2,023           2,042
      4.030%, 11/01/35 (A)                                 2,035           2,054
      4.028%, 11/01/35 (A)                                 2,038           2,058
      4.022%, 11/01/35 (A)                                 2,031           2,050
      4.016%, 11/01/35 (A)                                 2,086           2,106
   FNMA CMO, Cl JM
         4.500%, 08/25/25                                  1,801           1,778
   FNMA CMO, Cl HE
         6.500%, 01/25/32                                 35,775          37,502
   FNMA CMO, Ser 1999-11, Cl Z
         5.500%, 03/25/29                                  3,468           3,563
   FNMA CMO, Ser 2002-94, Cl BJ,
      IO
         5.500%, 04/25/16                                     30              --
   FNMA CMO, Ser 2003-108, Cl BE
         4.000%, 11/25/18                                    230             228
   FNMA CMO, Ser 2003-15, Cl CH
         4.000%, 02/25/17                                    974             982
   FNMA CMO, Ser 2003-16, Cl PN
         4.500%, 10/25/15                                  1,143           1,154
   FNMA CMO, Ser 2003-3, Cl HJ
         5.000%, 02/25/18                                  2,250           2,291
   FNMA CMO, Ser 2004-34, Cl PL
         3.500%, 05/25/14                                    413             413
   FNMA CMO, Ser 2004-60, Cl PA
         5.500%, 04/25/34                                  1,712           1,778
   FNMA CMO, Ser 2004-88, Cl HA
         6.500%, 07/25/34                                  1,348           1,406
   FNMA CMO, Ser 2005-30, Cl B
         5.000%, 07/25/32                                  1,979           1,989
   FNMA CMO, Ser 2005-57, Cl EG
         0.774%, 03/25/35 (A)                              2,780           2,713
   FNMA CMO, Ser 2005-58, Cl MA
         5.500%, 07/25/35                                  1,040           1,086
   FNMA CMO, Ser 2007-113, Cl DB
         4.500%, 12/25/22                                  3,664           3,657
   FNMA CMO, Ser 2007-30, Cl MA
         4.250%, 02/25/37                                  5,748           5,830
   FNMA CMO, Ser 2007-82, Cl B
         5.000%, 12/25/36                                  1,240           1,261
   FNMA CMO, Ser 2008-22, Cl SI
         5.956%, 03/25/37 (A)                             23,000           2,285
   FNMA, Ser 2004-
         5.500%, 04/01/34                                  4,058           4,173
   GNMA TBA
         6.500%, 04/30/35 to 03/01/38                     12,966          13,490
         6.000%, 03/23/34 to 03/01/37                     53,213          54,943
         5.500%, 03/23/34 to 04/22/34                     26,000          26,619
         4.500%, 04/01/38                                 11,439          11,428


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GNMA
         9.500%, 12/15/20                          $          14   $          15
         7.000%, 04/15/26 to 09/15/34                      4,378           4,712
         6.500%, 06/15/11 to 07/15/35                     21,000          22,068
         6.000%, 03/15/14 to 02/15/35                     48,066          49,909
         5.500%, 04/15/14 to 12/15/32                        293             303
         5.000%, 05/15/33 to 11/15/35                     37,701          38,607
   GNMA ARM
         3.750%, 05/20/34 (A)                              3,585           3,581
   GNMA CMO, Ser 2001-18, Cl WH
         30.473%, 04/20/31 (A)                               183             227
   GNMA CMO, Ser 2002-51, Cl SG
         30.463%, 04/20/31 (A)                               172             222
   GNMA CMO, Ser 2003-58, Cl IG, IO
         5.500%, 05/17/29                                    773               5
   GNMA CMO, Ser 2003-82, Cl IO, IO
         5.500%, 03/20/29                                    939              12
   GNMA CMO, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                                 11,352          11,039
   GNMA CMO, Ser 2004-80, Cl IP, IO
         5.500%, 07/20/34                                  2,977             100
   GNMA CMO, Ser 2004-87, Cl LI, IO
         5.000%, 12/20/28                                  2,438              56
   GNMA CMO, Ser 2006-37, Cl JG
         5.000%, 07/20/36                                  1,723           1,729
                                                                   -------------
                                                                       2,601,330
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 13.8%
   Adjustable Rate Mortgage Trust, Ser 2005-8, Cl 4A11
         5.435%, 11/25/35 (A)                             11,341           7,526
   American Home Mortgage Assets, Ser 2006-5, Cl A1
         2.743%, 11/25/46 (A)                              1,838             528
   American Home Mortgage Assets, Ser 2007-2, Cl A1
         0.599%, 03/25/47 (A)                             15,480           6,037
   American Tower Trust,
      Ser 2007-1A, Cl AFX
         5.420%, 04/15/37 (B)                              3,409           3,034
   Banc of America Alternative Loan Trust,
      Ser 2006-8, Cl 3A1
         6.252%, 11/25/21 (A)                                409             285
   Banc of America Alternative Loan Trust,
      Ser 2007-1, Cl 2A1
         6.474%, 04/25/37 (A)                                518             257
   Banc of America Commercial Mortgage
      Securities, Ser 2000-1, Cl A2A
         7.333%, 11/15/31 (A)                              2,872           2,881
   Banc of America Commercial Mortgage
      Securities, Ser 2002-PB2, Cl B
         6.309%, 06/11/35                                  1,075             970

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Banc of America Commercial Mortgage
      Securities, Ser 2003-1, Cl A1
         3.878%, 09/11/36                          $       5,499   $       5,226
   Banc of America Commercial Mortgage
      Securities, Ser 2003-1, Cl A2
         4.648%, 09/11/36                                  2,397           2,124
   Banc of America Commercial Mortgage
      Securities, Ser 2004-1, Cl A3
         4.429%, 11/10/39                                     30              28
   Banc of America Commercial Mortgage
      Securities, Ser 2004-2, Cl A5
         4.580%, 11/10/38                                    564             447
   Banc of America Commercial Mortgage
      Securities, Ser 2004-6, Cl A3
         4.512%, 12/10/42                                  2,000           1,659
   Banc of America Commercial Mortgage
      Securities, Ser 2005-3, Cl A4
         4.668%, 07/10/43                                  8,860           6,460
   Banc of America Commercial Mortgage
      Securities, Ser 2005-5, Cl A4
         5.115%, 10/10/45 (A)                              1,190             875
   Banc of America Commercial Mortgage
      Securities, Ser 2006-4, Cl A4
         5.634%, 07/10/46                                 15,000          10,143
   Banc of America Commercial Mortgage
      Securities, Ser 2006-5, Cl XC, IO
         0.101%, 09/10/47 (A) (B)                         78,045             661
   Banc of America Commercial Mortgage
      Securities, Ser 2008-1, Cl A4
         6.158%, 12/10/17 (A)                              2,081           1,367
   Banc of America Funding,
      Ser 2005-B, Cl 2A1
         5.092%, 04/20/35 (A)                              5,016           2,797
   Bear Stearns Adjustable Rate Mortgage Trust,
      Ser 2004-2, Cl 24A
         5.304%, 05/25/34 (A)                              4,466           3,301
   Bear Stearns Asset Backed Securities Trust,
      Ser 2006-AC1, Cl 1A1
         5.750%, 02/25/36                                  2,593           1,460
   Bear Stearns Commercial Mortgage Securities,
      Ser 2000-WF1, Cl A2
         7.780%, 02/15/32 (A)                              5,106           5,112
   Bear Stearns Commercial Mortgage Securities,
      Ser 2001-TOP4, Cl A3
         5.610%, 11/15/33                                  1,709           1,634


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Bear Stearns Commercial Mortgage Securities,
      Ser 2004-ESA, Cl C
         4.937%, 05/14/16 (B)                      $       2,473   $       2,484
   Bear Stearns Commercial Mortgage Securities,
      Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                                    115             100
   Bear Stearns Commercial Mortgage Securities,
      Ser 2004-PWR6, Cl A6
         4.825%, 11/11/41                                    637             497
   Bear Stearns Commercial Mortgage Securities,
      Ser 2005-T20, Cl A4A
         5.151%, 10/12/42 (A)                              6,500           4,982
   Chase Mortgage Finance,
      Ser 2005-A1, Cl 2A3
         5.236%, 12/25/35 (A)                             13,166           8,762
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.725%, 03/15/49 (A)                              3,525           2,385
   Citigroup Mortgage Loan Trust,
      Ser 2005-11, Cl A3
         4.900%, 12/25/35 (A)                              6,926           5,004
   Commercial Mortgage Asset Trust,
      Ser 1999-C1, Cl A4
         6.975%, 01/17/32 (A)                              2,593           2,370
   Commercial Mortgage Asset Trust,
      Ser 1999-C2, Cl A2
         7.546%, 11/17/32 (A)                                235             236
   Commercial Mortgage Loan Trust,
      Ser 2008-LS1, Cl A4B
         6.020%, 04/10/09 (A)                              8,545           4,491
   Commercial Mortgage Pass-Through
      Certificates, Ser 2001-J2A, Cl A2
         6.096%, 07/16/34 (B)                              5,564           5,378
   Commercial Mortgage Pass-Through
      Certificates, Ser 2006-C7, Cl AM
         5.793%, 06/10/46 (A)                              4,870           1,997
   Countrywide Alternative Loan Trust,
      Ser 2003-20CB, Cl 1A1
         5.500%, 10/25/33                                  3,135           2,585
   Countrywide Alternative Loan Trust,
      Ser 2004-27CB, Cl A1
         6.000%, 12/25/34                                  2,778           2,314
   Countrywide Alternative Loan Trust,
      Ser 2004-32CB, Cl 2A3
         4.626%, 02/25/35 (A)                             53,921           2,688
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
         6.000%, 02/25/34                                    613             559
   Countrywide Alternative Loan Trust,
      Ser 2004-J6, Cl 2A1
         6.500%, 11/25/31                                  2,105           1,822
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1
         3.173%, 08/25/35 (A)                              4,435           1,685

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2
         2.923%, 08/25/35 (A)                      $       1,173   $         446
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1
         0.784%, 11/25/35 (A)                              8,563           3,827
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1
         0.804%, 11/20/35 (A) (C)                         10,252           4,893
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1
         0.744%, 01/25/36 (A)                              3,451           1,553
   Countrywide Alternative Loan Trust,
      Ser 2006-0A9, Cl 2A1A
         0.680%, 07/20/46 (A)                                677             272
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl A4
         0.664%, 09/25/46 (A)                             11,078           4,112
   Countrywide Alternative Loan Trust,
      Ser 2006-OA14, Cl 1A2
         2.703%, 11/25/46 (A)                              1,176             244
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
         4.220%, 05/20/46 (A)                             33,571             504
   Countrywide Alternative Loan Trust,
      Ser 2006-OC6, Cl 2A1
         0.544%, 07/25/36 (A)                              2,017           1,823
   Countrywide Home Loan Mortgage Pass-Through
      Trust, Ser 2005-20, Cl A7
         5.250%, 10/25/35                                    838             605
   Countrywide Home Loan Mortgage Pass-Through
      Trust, Ser 2005-R3, Cl AF
         0.874%, 09/25/35 (A) (B)                          8,831           6,804
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CK1, Cl A3
        6.380%, 12/18/35                                   1,226           1,206
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A1
         4.485%, 11/15/36                                     85              81
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C6, Cl A4
        5.230%, 12/15/40 (A)                              22,220          16,273
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CF2, Cl A4
         6.505%, 02/15/34                                  2,145           2,117
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CK3, Cl A4
        6.530%, 06/15/34                                   6,068           5,955
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CKN5, Cl A4
         5.435%, 09/15/34                                  3,373           3,144


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Credit Suisse First Boston
      Mortgage Securities, Ser 2002-CKN2, Cl A3
         6.133%, 04/15/37                          $         437   $         419
   Credit Suisse First Boston
      Mortgage Securities, Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36                                  6,381           5,871
   Credit Suisse First Boston
      Mortgage Securities, Ser 2002-CP5, Cl A2
         4.940%, 12/15/35                                    955             869
   Credit Suisse First Boston
      Mortgage Securities, Ser 2003-C5, Cl A4
         4.900%, 12/15/36 (A)                              1,475           1,243
   Credit Suisse First Boston
      Mortgage Securities, Ser 2003-CK2, Cl A4
         4.801%, 03/15/36                                  1,334           1,151
   Credit Suisse First Boston
      Mortgage Securities, Ser 2003-CPN1, Cl A2
         4.597%, 03/15/35                                    851             722
   Credit Suisse First Boston
      Mortgage Securities, Ser 2004-C2, Cl A1
         3.819%, 05/15/36                                  7,988           7,125
   DLJ Commercial Mortgage,
      Ser 1999-CG2, Cl A1B
         7.300%, 06/10/32 (A)                              1,173           1,171
   DLJ Commercial Mortgage,
      Ser 2000-CKP1, Cl A1B
         7.180%, 11/10/33                                    188             187
   DLJ Commercial Mortgage,
      Ser CG3, Cl A1B
         7.340%, 09/10/09                                  2,059           2,054
   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B
         0.866%, 11/19/44 (A)                              2,600             872
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl 1A1A
         2.743%, 03/19/46 (A)                                484             172
   First Horizon Alternative Mortgage
      Securities, Ser 2006-FA6, Cl 2A10
         6.000%, 11/25/36 (I)                              1,591           1,315
   First Union National Bank Commercial
      Mortgage, Ser 1999-C4, Cl A2
         7.390%, 12/15/31                                    133             132
   First Union National Bank Commercial
      Mortgage, Ser 2000-C2, Cl A2
         7.202%, 10/15/32                                  1,779           1,793
   First Union National Bank Commercial
      Mortgage, Ser 2001-C4, Cl B
         6.417%, 12/12/33                                    926             845
   GE Capital Commercial Mortgage,
      Ser 2001-2, Cl A3
         6.030%, 08/11/33                                    747             740

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GE Capital Commercial Mortgage,
      Ser 2001-3, Cl A1
         5.560%, 06/10/38                          $          65   $          65
   Ge Capital Commercial Mortgage,
      Ser 2002-1A, Cl A3
         6.269%, 12/10/35                                  1,562           1,477
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A
         5.335%, 11/10/45 (A)                             14,500          11,826
   GE Capital Commercial Mortgage,
      Ser 2007-C1, Cl A4
         5.543%, 02/10/17                                  5,060           2,896
   GMAC Commercial Mortgage Securities,
      Ser 2000-C1, Cl A2
         7.724%, 03/15/33 (A)                              7,184           7,204
   GMAC Commercial Mortgage Securities,
      Ser 2000-C2, Cl A2
         7.455%, 08/16/33 (A)                             10,985          10,985
   GMAC Commercial Mortgage Securities,
      Ser 2000-C3, Cl A2
         6.957%, 09/15/35                                  8,749           8,683
   GMAC Commercial Mortgage Securities,
      Ser 2002-C3, Cl A2
         4.930%, 07/10/39                                  3,009           2,737
   GMAC Commercial Mortgage Securities,
      Ser 2003-C2, Cl A2
         5.485%, 05/10/40 (A)                              1,259           1,094
   GMAC Commercial Mortgage Securities,
      Ser 2003-C3, Cl A4
         5.023%, 04/10/40                                  5,138           4,176
   GMAC Commercial Mortgage Securities,
      Ser 2004-C2, Cl A1
         3.896%, 08/10/38                                     53              52
   GMAC Mortgage Loan Trust,
      Ser 2004-J4, Cl A1
         5.500%, 09/25/34                                    751             691
   GMAC Mortgage Loan Trust,
      Ser 2005-AR6, Cl 2A1
         5.209%, 11/19/35 (A)                              1,280             872
   Greenpoint Mortgage Funding Trust,
      Ser 2007-AR1, Cl 1A1A
         0.554%, 02/25/47 (A)                             17,166           8,443
   Greenwich Capital Commercial Funding,
      Ser 2006-GG7, Cl A4
         5.914%, 07/10/38 (A)                              5,625           3,648
   Greenwich Capital Commercial Funding,
      Ser 2007-GG9, Cl X, IO
         0.324%, 03/10/39 (A) (B)                         22,762             278
   GS Mortgage Securities II,
      Ser 2001-GL3A, Cl A2
         6.449%, 08/05/18 (A) (B)                          5,378           5,251
   GS Mortgage Securities II,
      Ser 2005-GG4, Cl AABA
         4.680%, 07/10/39                                  6,191           5,059
   GSMPS Mortgage Loan Trust,
      Ser 1998-1, Cl A
         8.000%, 09/19/27 (A) (B)                              6               6
   GSMPS Mortgage Loan Trust,
      Ser 2005-RP3, Cl 1AF
         0.824%, 09/25/35 (A) (B)                          3,371           2,425


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GSMPS Mortgage Loan Trust,
      Ser 2006-RP2, Cl 1AF1
         0.874%, 04/25/36 (A) (B)                  $       2,488   $       2,110
   GSR Mortgage Loan Trust,
      Ser 2006-8F, Cl 3A5
         6.250%, 09/25/36 (I)                              7,650           6,831
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO
         1.695%, 03/19/35                                 12,189             190
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO
         3.575%, 10/19/35 (A)                             23,824             313
   Heller Financial Commercial Mortgage Asset,
      Ser 1999-PH1, Cl C
         7.111%, 05/15/31 (A)                                239             238
   Impac Secured Assets CMN Owner Trust,
      Ser 2006-2, Cl 2A1
         0.824%, 08/25/36 (A)                                867             440
   Indymac INDA Mortgage Loan Trust,
      Ser 2007-AR7, Cl 1A1
         6.175%, 11/01/37 (A)                              2,579           1,429
   Indymac INDX Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO
         1.560%, 12/25/34                                  5,307              41
   Indymac INDX Mortgage Loan Trust,
      Ser 2007-AR5, Cl 1A1
         6.094%, 05/25/37 (A)                              3,925           1,715
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2000-C10, Cl A2
         7.371%, 08/15/32 (A)                              1,825           1,823
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2001-CIB3, Cl A3
         6.465%, 11/15/35                                  5,615           5,457
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2002-C3, Cl A1
         4.200%, 07/12/35                                     44              43
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2002-CIB5, Cl A2
         5.161%, 10/12/37                                  1,137           1,042
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2003-PM1A, Cl A4
         5.326%, 08/12/40 (A)                              1,911           1,553
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2004-C3, Cl A2
         4.223%, 01/15/42                                 12,948          12,472
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2004-C3, Cl A4
         4.657%, 01/15/42                                  4,000           3,389

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-LDP2, Cl A1
         4.334%, 07/15/42                          $         286   $         285
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-LDP3, Cl A1
         4.655%, 08/15/42                                    382             378
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-LDP4, Cl A4
         4.918%, 10/15/42 (A)                              1,200             888
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-CB16, Cl AM
         5.593%, 05/12/45                                  2,370             926
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-LDP7, Cl A2
         5.861%, 04/15/45 (A)                              2,400           2,014
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-LDP7, Cl A1
         5.833%, 04/15/45 (A)                                 44              43
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl AM
         6.062%, 08/15/17 (A)                                350             120
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl A4
         5.882%, 07/15/17 (A)                              3,165           1,897
   JPMorgan Mortgage Trust,
      Ser 2004-A3, Cl SF3
         4.587%, 06/25/34 (A)                              6,089           4,855
   JPMorgan Mortgage Trust,
      Ser 2004-A5, Cl 4A2
         4.818%, 12/25/34 (A)                              5,137           4,206
   JPMorgan Mortgage Trust,
      Ser 2004-A5, Cl 4A4
         4.818%, 12/25/34 (A)                             11,500           8,314
   JPMorgan Mortgage Trust,
      Ser 2005-A3, Cl 11A2
         4.498%, 06/25/35 (A)                             13,065           7,512
   JPMorgan Mortgage Trust,
      Ser 2006-A2, Cl 2A2
         5.753%, 04/25/36 (A)                             13,400           6,473
   JPMorgan Mortgage Trust,
      Ser 2006-A3, Cl 3A4
         5.730%, 05/25/36 (A)                             14,500           7,117
   LB Commercial Conduit Mortgage Trust,
      Ser 1999-C2, Cl B
         7.425%, 10/15/32                                    371             371
   LB-UBS Commercial Mortgage Trust,
      Ser 2000-C4, Cl A2
         7.370%, 08/15/26                                  2,405           2,418
   LB-UBS Commercial Mortgage Trust,
      Ser 2000-C5, Cl A2
         6.510%, 12/15/26                                  2,989           2,953
   LB-UBS Commercial Mortgage Trust,
      Ser 2001-C2, Cl A2
         6.653%, 11/15/27                                    702             693


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   LB-UBS Commercial Mortgage Trust,
      Ser 2001-C3, Cl A2
         6.365%, 12/15/28                          $       1,931   $       1,897
   LB-UBS Commercial Mortgage Trust,
      Ser 2002-C2, Cl A4
         5.594%, 06/15/31                                 21,324          20,029
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C5, Cl A2
         3.478%, 07/15/27                                      9               9
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C8, Cl A4
         5.124%, 11/15/32 (A)                             17,485          14,863
   Master Adjustable Rate Mortgages Trust,
      Ser 2004-13, Cl 3A7A
         3.788%, 11/21/34 (A)                             11,650           8,267
   Master Adjustable Rate Mortgages Trust,
      Ser 2007-3, Cl 12A1
         0.674%, 05/25/47 (A)                             20,651           7,872
   Master Alternative Loans Trust,
      Ser 2004-4, Cl 1A1
         5.500%, 05/25/34                                  2,667           2,199
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1
         6.000%, 08/25/34 (B)                              4,166           4,230
   Master Reperforming Loan Trust,
      Ser 2006-1, Cl 1A1F
         0.834%, 07/25/35 (A)                              1,825           1,519
   MASTR Alternative Loans Trust,
      Ser 2006-3, Cl AA3
         6.250%, 07/25/36                                    802             297
   Merit Securities, Cl A4
         7.988%, 10/20/33 (A)                              3,802           2,653
   Merrill Lynch
         7.430%, 09/01/22                                      4               4
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A
         5.290%, 02/25/34 (A)                              6,126           4,622
   Merrill Lynch Mortgage Trust,
      Ser 2004-BPC1, Cl A5, IO
         0.157%, 10/12/41                                 21,525             282
   Merrill Lynch Mortgage Trust,
      Ser 2004-MKB1, Cl A3
         4.892%, 02/12/42                                    151             125
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A
         5.038%, 02/25/36 (A)                                620             561
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust,
      Ser 2007-5, Cl X, IO
         0.539%, 08/12/48 (A)                              4,007              79
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust,
      Ser 2007-6, Cl A4
         5.485%, 03/12/51 (A)                              6,740           3,936
   MLCC Mortgage Investors,
      Ser 2004-B, Cl A3
         4.702%, 05/25/29 (A)                                664             492
   Morgan Stanley Capital I,
      Ser 2003-IQ5, Cl A4
         5.010%, 04/15/38                                  3,770           3,351

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Morgan Stanley Capital I,
      Ser 2004-HQ3, Cl A4
         4.800%, 01/13/41                          $       2,256   $       1,819
   Morgan Stanley Capital I,
      Ser 2005-HQ5, Cl AAB
         5.037%, 01/14/42                                  3,294           2,743
   Morgan Stanley Capital I,
      Ser 2005-HQ6, Cl A4A
         4.989%, 08/13/42                                  4,630           3,488
   Morgan Stanley Capital I,
      Ser 2005-HQ7, Cl AAB
         5.185%, 11/14/42 (A)                              4,083           3,305
   Morgan Stanley Capital I,
      Ser 2006-T21, Cl A4
         5.162%, 10/12/52 (A)                              6,900           4,731
   Morgan Stanley Dean Witter Capital I,
      Ser 2000-LIFE, Cl A2
         7.570%, 11/15/36 (A)                              2,539           2,540
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                                  2,293           2,279
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP3, Cl A4
         6.390%, 06/15/11                                  3,278           3,200
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP5, Cl A4
         6.390%, 10/15/35                                  6,533           6,345
   Morgan Stanley Dean Witter Capital I,
      Ser 2002-IQ2, Cl A3
         5.520%, 12/15/35                                     54              53
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl A2
         4.920%, 03/12/35                                  7,164           6,210
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl A1
         4.180%, 03/12/35                                    237             212
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-6XS, Cl 2A1S
         0.584%, 02/25/47 (A)                                903             563
   New York Mortgage Trust,
      Ser 2006-1, Cl 2A2
         5.653%, 05/25/36 (A)                                788             463
   Nomura Asset Securities,
      Ser 1998-D6, Cl A1C
         6.690%, 03/15/30                                  3,558           3,503
   Prime Mortgage Trust,
      Ser 2006-CL1, Cl A1
         0.974%, 02/25/35 (A)                                 83              45
   Prime Mortgage Trust,
      Ser 2006-DR1, Cl 2A1
         5.500%, 05/25/35 (B)                              3,306           2,221
   RBSGC Mortgage Pass Through Certificates,
      Ser 2007-B, Cl 1A4
         0.924%, 01/25/37 (A)                              7,157           2,824
   Residential Accredit Loans,
      Ser 2005-Q02, Cl A1
         3.183%, 09/25/45 (A)                              1,346             592
   Residential Accredit Loans,
      Ser 2006-QO8, Cl 1A1A
         0.564%, 10/25/46 (A)                             11,313           9,101


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Residential Accredit Loans,
      Ser 2006-QS12, Cl 2A11
         5.000%, 09/25/36                          $          16   $           7
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
         6.500%, 11/25/31                                  1,646           1,712
   Residential Asset Mortgage Products,
      Ser 2004-SL3, Cl A2
         6.500%, 12/25/31                                  2,879           2,643
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1
         5.196%, 12/25/34 (A)                              2,348           1,375
   Salomon Brothers Mortgage Securities VII,
      Ser 2000-C3, Cl A2
         6.592%, 12/18/33                                  2,177           2,145
   Salomon Brothers Mortgage Securities VII,
      Ser 2002-KEY2, Cl A2
         4.467%, 03/18/36                                  2,169           2,044
   Structured Adjustable Rate Mortgage Loan
      Trust, Ser 2005-18, Cl 1A1
         5.631%, 09/25/35 (A)                              5,426           2,926
   Structured Adjustable Rate Mortgage Loan
      Trust, Ser 2005-19XS, Cl 1A1
         0.794%, 10/25/35 (A)                              6,737           2,869
   Structured Asset Mortgage Investments,
      Ser 2006-AR6, Cl 1A3
         0.664%, 07/25/36 (A)                                235              79
   Structured Asset Mortgage Investments,
      Ser 2006-AR8, Cl A1A
         0.674%, 10/25/36 (A)                              7,553           3,186
   Structured Asset Mortgage Investments,
      Ser 2007-AR4, Cl GA4B
         0.654%, 09/25/47 (A)                             21,228           6,703
   Structured Asset Securities,
      Ser 2003-31A, Cl 2A7
         5.146%, 10/25/33 (A)                             13,217          10,231
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 3A1
         6.200%, 09/25/37 (A)                              7,469           5,484
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 2A1
         6.209%, 08/30/37 (A)                              8,021           5,616
   US Bank National Mortgage Association,
      Ser 2007-1, Cl A
         5.920%, 05/25/12                                  7,576           7,840
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2002-C1, Cl A4
         6.287%, 04/15/34                                  2,587           2,483
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2002-C2, Cl A4
         4.980%, 11/15/34                                  5,996           5,507

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2003-C5, Cl A2
         3.989%, 06/15/35                          $         955   $         794
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2003-C6, Cl A3
         4.957%, 08/15/35 (A)                              4,281           3,852
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2003-C7, Cl A1
         4.241%, 10/15/35 (B)                                510             482
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2003-C8, Cl A3
         4.445%, 11/15/35                                  1,021             940
   Wachovia Bank Commercial Mortgage Trust,
      Ser 2005-C18, Cl A4
         4.935%, 04/15/42                                  1,945           1,468
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR13, Cl 2A
         4.655%, 10/25/46 (A)                              1,771             779
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-HY3, Cl 4A1
         5.338%, 03/25/37 (A)                                549             302
   WaMu Mortgage Pass-Through Certificates,
      Ser 2002-AR18, Cl A
         4.564%, 01/25/33 (A)                                430             339
   WaMu Mortgage Pass-Through Certificates,
      Ser 2003-MS1, Cl 1A
         5.000%, 02/25/18                                    969             957
   WaMu Mortgage Pass-Through Certificates,
      Ser 2003-S13, Cl 22A1
         5.000%, 12/25/18                                     16              16
   WaMu Mortgage Pass-Through Certificates,
      Ser 2005-AR11, Cl A1A
         0.794%, 08/25/45 (A)                                189             103
   WaMu Mortgage Pass-Through Certificates,
      Ser 2005-AR13, Cl A1A1
         0.764%, 10/25/45 (A)                              4,768           2,312
   WaMu Mortgage Pass-Through Certificates,
      Ser 2005-AR15, Cl A1A2
         0.754%, 11/25/45 (A)                              7,372           2,610
   WaMu Mortgage Pass-Through Certificates,
      Ser 2005-AR16, Cl 1A4A
         5.102%, 12/25/35 (A)                             13,585           9,824
   WaMu Mortgage Pass-Through Certificates,
      Ser 2005-AR19, Cl A1A2
         0.764%, 12/25/45 (A)                              7,254           3,254


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR1, Cl 1A1B
         2.893%, 01/25/46 (A)                      $       3,607   $         721
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR12, Cl 1A1(I)
         6.041%, 10/25/36 (A)                              1,557           1,221
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR14, Cl 1A4
         5.621%, 11/25/36 (A)                                595             321
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR15, Cl 1A
         2.663%, 11/25/46 (A)                              3,631           1,107
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR15, Cl 2A1B
         3.323%, 11/25/46 (A)                              2,312             439
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR15, Cl 1A1B
            2.663%, 11/25/46 (A)                           2,095             472
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR17, Cl 2A
         4.257%, 12/25/46 (A)                                792             293
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR17, Cl 1A1B
         2.633%, 12/25/46 (A)                                703             181
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR18, Cl 2A3
         5.490%, 01/25/37 (A)                              1,486             858
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR4, Cl DA
         2.793%, 06/25/46 (A)                              1,580             585
   WaMu Mortgage Pass-Through Certificates,
      Ser 2006-AR7, Cl A1B
         2.743%, 09/25/46 (A)                              1,212             285
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-A4, Cl 1A
         2.593%, 05/25/47 (A)                                  5               2
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-HY1, Cl 4A1
         5.424%, 02/25/37 (A)                             10,506           5,846
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-HY1, Cl 1A1
         5.698%, 02/25/37 (A)                              8,066           4,102
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-HY3, Cl 1A1
         5.623%, 03/25/37 (A)                              9,029           4,317

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-HY6, Cl 3A2
         5.813%, 06/25/37 (A)                      $          10   $           5
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-OA5, Cl 1A1B
         2.573%, 06/25/47 (A)                                665             173
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-OA5, Cl A1B
         2.663%, 05/25/47 (A)                             18,012           4,143
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-OA5, Cl 1A
         2.573%, 06/25/47 (A)                             14,356           6,317
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-OA6, Cl 1A
         2.633%, 07/25/47 (A)                             14,386           5,163
   WaMu Mortgage Pass-Through Certificates,
      Ser 2007-OA6, Cl 1A1B
         2.633%, 07/25/47 (A)                                779             181
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2004-L, Cl A5
         4.784%, 07/25/34 (A)                                881             687
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2004-L, Cl A6
         4.784%, 07/25/34 (A)                                895             680
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2004-O, Cl A1
         4.889%, 08/25/34 (A)                              1,049             843
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2004-S, Cl A7
         3.738%, 09/25/34 (A)                              1,580           1,568
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2005-AR10, Cl 2A17
         3.609%, 06/25/35 (A)                              2,085           2,045
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2005-AR14, Cl A1
         5.387%, 08/25/35 (A)                              1,223             843
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2005- AR16, Cl 7A1
         5.257%, 10/25/35 (A)                              3,518           2,625
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2006-2, Cl 3A1
         5.750%, 03/25/36                                 14,380           9,985
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2006-AR18, Cl 1A1
         5.925%, 11/25/36 (A)                              1,510           1,005


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wells Fargo Mortgage-Backed Securities Trust,
      Ser 2006-AR6, Cl 7A1
         5.113%, 03/25/36 (A)                         $    2,597        $  1,830
   Zuni Mortgage Loan Trust,
      Ser 2006-OA1, Cl A1
         0.604%, 08/25/36 (A)                              6,820           6,600
                                                                   -------------
                                                                         653,957
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $3,472,737) ($ Thousands)                                     3,255,287
                                                                   -------------
CORPORATE OBLIGATIONS -- 26.2%

CONSUMER DISCRETIONARY -- 2.0%
   British Sky Broadcasting Group
         9.500%, 11/15/18 (B)                              4,795           5,028
   Clear Channel Communications
         6.250%, 03/15/11 (D)                              2,740             301
         4.250%, 05/15/09                                  1,040             697
   Comcast
         6.500%, 01/15/17                                  2,707           2,630
         6.500%, 01/15/15                                  3,635           3,579
         6.300%, 11/15/17                                    768             744
         5.900%, 03/15/16                                    339             320
         5.850%, 11/15/15                                    733             695
         5.700%, 05/15/18 (D)                              2,853           2,636
         5.300%, 01/15/14                                    342             330
   Comcast Cable Communications
         8.375%, 03/15/13                                 10,325          11,014
         6.750%, 01/30/11                                  1,840           1,907
   COX Communications
         7.875%, 08/15/09                                    440             447
         6.950%, 06/01/38 (B)                                471             395
         6.250%, 06/01/18 (B)                                536             471
   CVS
         5.789%, 01/10/26 (B)                              2,037           1,528
   CVS Lease Pass-Through
         6.036%, 12/10/28 (B)                             10,295           7,858
         5.880%, 01/10/28 (B)                                182             139
   Daimler Finance North America LLC MTN
         2.346%, 03/13/09 (A)                              4,725           4,724
   DaimlerChrysler
         8.500%, 01/18/31                                    910             824
         7.300%, 01/15/12                                  1,995           1,910
         6.500%, 11/15/13 (D)                              2,315           2,152
   Eastman Kodak
         7.250%, 11/15/13                                  2,445           1,577
   Ford Motor
         7.450%, 07/16/31 (D)                              2,770             519
   JetBlue Airways Private Trust,
      Ser 2004-2, Cl G1
         1.613%, 08/15/16 (A)                              4,065           2,833
   McDonald's MTN
         5.350%, 03/01/18                                  6,930           7,157
   Rogers Cable
         5.500%, 03/15/14 (D)                              1,190           1,175
   Target
         4.000%, 06/15/13                                    355             350
   Thomson Reuters
         5.950%, 07/15/13                                  1,710           1,689

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Time Warner
         7.700%, 05/01/32                          $       1,039   $         982
         7.700%, 05/01/32                                  1,385           1,309
         6.875%, 05/01/12                                    350             353
   Time Warner Cable
         8.750%, 02/14/19 (D)                             10,203          10,909
         8.250%, 02/14/14                                    448             467
         6.750%, 07/01/18                                    961             911
         6.200%, 07/01/13                                    710             688
         5.850%, 05/01/17 (D)                              1,230           1,112
         5.500%, 11/15/11                                  1,528           1,513
   Time Warner Entertainment
         8.375%, 07/15/33                                  1,180           1,129
   Viacom
         6.875%, 04/30/36                                  1,437           1,066
   Wal-Mart Stores
         6.200%, 04/15/38 (D)                              1,550           1,608
         5.800%, 02/15/18 (D)                              3,360           3,605
   Yum! Brands
         6.875%, 11/15/37                                  3,655           3,027
                                                                   -------------
                                                                          94,308
                                                                   -------------
CONSUMER STAPLES -- 1.7%
   Altria Group
         9.950%, 11/10/38                                  1,245           1,246
         9.700%, 11/10/18                                 10,890          11,420
         9.250%, 08/06/19 (D)                              1,350           1,376
   Anheuser-Busch
         5.500%, 01/15/18                                    761             675
         4.625%, 02/01/15                                    479             428
         4.500%, 04/01/18                                    786             649
   Anheuser-Busch InBev Worldwide
         7.750%, 01/15/19 (B)                              4,845           4,848
   CVS
         5.750%, 06/01/17                                    649             633
   Diageo Capital
         7.375%, 01/15/14 (D)                              8,280           9,209
   Dr Pepper Snapple Group
         7.450%, 05/01/38                                    671             587
   General Mills
         5.650%, 02/15/19                                  1,070           1,069
   Kraft Foods
         6.875%, 01/26/39                                    485             482
         6.750%, 02/19/14                                  1,280           1,367
         6.125%, 02/01/18                                  5,385           5,350
   Novartis Capital
         4.125%, 02/10/14 (D)                              2,425           2,448
   Novartis Securities Investment
         5.125%, 02/10/19                                  2,425           2,399
   PepsiCo
         7.900%, 11/01/18 (D)                              4,000           4,815
   Philip Morris Capital
         7.500%, 07/16/09                                  1,155           1,152
   Philip Morris International
         6.875%, 03/17/14                                    753             810
         5.650%, 05/16/18                                    246             239
   Procter & Gamble
         4.700%, 02/15/19 (D)                              5,820           5,689
         3.500%, 02/15/15 (D)                              5,335           5,276
   Reynolds American
         7.875%, 05/15/09 (D)                              1,630           1,642


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Roche Holdings
         6.000%, 03/01/19 (B)                      $      10,030   $      10,127
         5.000%, 03/01/14 (B)                              1,169           1,182
   Safeway
         6.350%, 08/15/17                                  5,196           5,293
                                                                   -------------
                                                                          80,411
                                                                   -------------
ENERGY -- 3.7%
   Anadarko Finance, Ser B
         7.500%, 05/01/31                                  5,363           4,582
   Anadarko Petroleum
         6.450%, 09/15/36                                  1,665           1,271
         5.950%, 09/15/16                                  5,010           4,460
         2.396%, 09/15/09 (A)                              4,650           4,600
   Apache
         6.000%, 09/15/13                                  3,300           3,509
         5.625%, 01/15/17 (D)                                390             392
   Baker Hughes
         7.500%, 11/15/18                                  5,380           5,908
   Conoco Funding
         7.250%, 10/15/31                                    885             927
         6.950%, 04/15/29                                  3,685           3,745
         6.350%, 10/15/11                                    430             463
   ConocoPhillips
         6.500%, 02/01/39 (D)                              4,380           4,245
         5.900%, 10/15/32                                     10               9
         5.900%, 05/15/38 (D)                                700             641
   Devon Financing
         6.875%, 09/30/11                                  4,575           4,815
   El Paso
         6.950%, 06/01/28                                  2,250           1,590
   El Paso Natural Gas
         5.950%, 04/15/17                                    930             796
   Enbridge Energy Partners
         9.875%, 03/01/19                                  1,833           1,903
   Energy Transfer Partners
         9.700%, 03/15/19 (D)                              1,125           1,198
         6.700%, 07/01/18 (D)                              4,900           4,424
   Enterprise Products Operating LLC
         9.750%, 01/31/14                                  7,250           7,850
   Gaz Capital for Gazprom
         6.510%, 03/07/22 (B)                              4,640           2,709
         6.212%, 11/22/16 (B)                              8,377           5,654
   Hess
         8.125%, 02/15/19 (D)                              4,590           4,678
         7.875%, 10/01/29                                  1,130           1,069
         7.300%, 08/15/31 (D)                              4,595           4,075
   Husky Energy
         6.800%, 09/15/37                                    980             797
   Husky Oil
         7.550%, 11/15/16                                  1,170           1,074
   KazMunaiGaz Finance MTN
         8.375%, 07/02/13 (B)                              5,870           4,109
   Kerr-McGee
         6.950%, 07/01/24                                  2,325           1,888
   Kinder Morgan Energy Partners
         7.125%, 03/15/12                                  1,760           1,804
         6.950%, 01/15/38 (D)                              3,660           3,371
         6.000%, 02/01/17 (D)                              3,140           2,988
         5.950%, 02/15/18                                  2,570           2,420
         5.000%, 12/15/13                                  1,190           1,126

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Knight
         6.500%, 09/01/12                          $       7,575   $       7,121
   Mantis Reef
         4.799%, 11/03/09 (B)                              1,397           1,395
   Marathon Oil
         7.500%, 02/15/19 (D)                              1,461           1,419
         6.500%, 02/15/14                                  1,851           1,857
   Occidental Petroleum
         7.000%, 11/01/13                                  7,060           7,824
   Pemex Project Funding Master Trust
         6.625%, 06/15/35 (D)                              5,762           4,067
   Petrobras International Finance
         7.875%, 03/15/19 (D)                              3,570           3,579
         6.125%, 10/06/16                                  3,790           3,857
         5.875%, 03/01/18                                  2,900           2,545
   Petro-Canada
         6.800%, 05/15/38                                  1,785           1,315
   Plains All American Pipeline
         6.500%, 05/01/18                                  3,624           3,140
   Ras Laffan Liquefied Natural Gas III
         6.332%, 09/30/27 (B)                              2,340           1,829
   Shell International Finance BV
         6.375%, 12/15/38                                  6,345           6,627
   Sonat
         7.625%, 07/15/11                                  2,880           2,754
   Southern Natural Gas
         5.900%, 04/01/17 (B) (I) (J)                      2,190           1,868
   Spectra Energy Capital LLC
         7.500%, 09/15/38                                  1,915           1,676
   TransCanada Pipelines
         7.625%, 01/15/39                                  1,668           1,666
         7.250%, 08/15/38 (D)                              1,430           1,398
         7.125%, 01/15/19 (D)                                353             364
   Weatherford International
         9.875%, 03/01/39                                    920             902
         7.000%, 03/15/38                                  1,405           1,003
         6.350%, 06/15/17                                  1,790           1,518
         5.950%, 06/15/12                                  1,360           1,289
   Williams
         8.750%, 01/15/20 (B)                              3,750           3,751
         8.750%, 03/15/32                                  2,170           2,029
         7.750%, 06/15/31                                    740             614
   Williams, Ser A
         7.500%, 01/15/31                                     20              16
   XTO Energy
         7.500%, 04/15/12                                  1,320           1,360
         6.750%, 08/01/37                                    390             348
         6.500%, 12/15/18                                  3,155           3,079
         5.750%, 12/15/13                                  3,685           3,663
         5.650%, 04/01/16                                    390             366
         5.500%, 06/15/18 (D)                              5,622           5,146
                                                                   -------------
                                                                         176,475
                                                                   -------------
FINANCIALS -- 11.2%
   ABX Financing
         6.350%, 10/15/36 (B)                              5,200           4,276
   Aegon, Ser CMS
         2.568%, 07/29/49 (A)                              2,180             371
   Aiful
         5.000%, 08/10/10 (B)                              2,620             945
         4.450%, 02/16/10 (B)                              1,377             531


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Allied Capital
         6.625%, 07/15/11 (I)                      $       6,930   $         923
   Allied World Assurance Holdings
         7.500%, 08/01/16                                  2,000           1,413
   American Express
         8.150%, 03/19/38 (D)                              1,095           1,055
         7.000%, 03/19/18 (D)                                937             882
         6.800%, 09/01/66 (A)                              1,725             852
         5.875%, 05/02/13                                  2,100           1,929
   American General Finance MTN
         6.900%, 12/15/17                                  1,500             596
   American International Group
         8.250%, 08/15/18 (B)                                880             545
         6.250%, 03/15/37 (D)                              5,000             500
         5.850%, 01/16/18                                  4,246           2,244
   ASIF Global Financing XIX
         4.900%, 01/17/13 (B)                                450             283
   Australia & New Zealand Banking Group
         3.588%, 10/29/49 (A)                              1,400             624
   BAC Capital Trust XIV
         5.630%, 03/15/12 (A)                                180              44
   BAC Capital Trust XV
         2.061%, 06/01/56 (A)                              2,735             903
   Bank of America
         8.000%, 12/29/49 (A) (D)                          6,668           2,490
         5.750%, 12/01/17                                  2,270           1,915
         5.650%, 05/01/18 (D)                              5,351           4,531
         5.420%, 03/15/17                                  2,500           1,782
         5.375%, 06/15/14                                  1,080             873
         3.125%, 06/15/12 (D)                              1,160           1,190
         2.100%, 04/30/12 (D)                              4,950           4,915
   Bank of Ireland
         1.750%, 12/29/49 (A)                              1,030             261
   Bank of Scotland
         2.750%, 11/29/49 (A)                                330             166
   Bank One
         7.875%, 08/01/10                                  4,440           4,581
   Banponce Trust I, Ser A
         8.327%, 02/01/27                                  2,590           1,916
   Barclays Bank
         6.050%, 12/04/17 (B)                              1,154             956
         1.875%, 08/07/49 (A)                                380             124
         1.688%, 07/02/49 (A)                                780             256
   Barclays O/S Investment
         2.875%, 10/19/49 (A)                                160              92
   Barnett Capital III
         1.795%, 02/01/27 (A)                                600             267
   Bear Stearns
         7.250%, 02/01/18 (D)                              3,960           4,107
         6.400%, 10/02/17                                 11,020          10,813
   BNP Paribas
         3.998%, 03/23/87 (A)                                510             112
   BP Capital Markets
         5.250%, 11/07/13                                  7,600           8,075
   BRE Properties
         7.450%, 01/15/11 +++                              3,100           2,862
   Capital One Financial MTN
         2.469%, 09/10/09 (A)                              2,180           2,099

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Caterpillar Financial Services MTN
         7.150%, 02/15/19 (D)                      $         911   $         873
         6.200%, 09/30/13 (D)                              5,640           5,694
         6.125%, 02/17/14                                    567             552
   Cedar Brakes II LLC
         9.875%, 09/01/13 (B) (D)                          4,383           4,511
   Chase Capital VI
         1.795%, 08/01/28 (A)                              2,000             904
   Citigroup
         8.400%, 04/30/18                                     40              14
         6.875%, 03/05/38 (D)                             12,160          10,553
         6.500%, 08/19/13                                  7,780           7,260
         6.125%, 05/15/18 (D)                              2,485           2,143
         5.500%, 02/15/17                                 10,000           6,578
         5.500%, 04/11/13                                  4,479           4,056
         5.000%, 09/15/14                                  4,100           2,823
         2.125%, 04/30/12 (D)                              4,772           4,742
   Citigroup Capital XXI
         8.300%, 12/21/57 (A) (D)                          6,050           2,896
   Corestates Capital I
         8.000%, 12/15/26 (B)                                629             478
   Countrywide Financial MTN
         5.800%, 06/07/12                                  5,353           4,906
         4.000%, 03/22/11                                  5,750           5,358
         1.686%, 03/24/09 (A) (D)                          8,284           8,264
   Credit Suisse First Boston
         6.000%, 02/15/18 (D)                             10,675           9,685
         5.000%, 05/15/13 (D)                              8,675           8,375
   Delta Air Lines
         6.619%, 03/18/11                                    369             333
   Depfa ACS Bank
         5.125%, 03/16/37 (B)                              4,200           3,576
   Deutsche Bank Capital Funding Trust
         5.628%, 01/19/49 (A) (B)                          4,789           2,118
   Dresdner Funding Trust I
         8.151%, 06/30/31 (B)                              1,336             265
   Eksportfinans
         5.500%, 05/25/16                                  4,250           4,530
   Equity One
         3.875%, 04/15/09 +++                              7,100           7,044
   ERP Operating
         5.125%, 03/15/16 +++                              1,000             810
   Export-Import Bank of Korea
         5.500%, 10/17/12                                  2,420           2,291
   Farmers Exchange Capital
         7.200%, 07/15/48 (B)                              2,519           1,184
         7.050%, 07/15/28 (B)                              1,063             567
   Farmers Insurance Exchange
         8.625%, 05/01/24 (B)                              4,118           2,908
   Fifth Third Bancorp
         8.250%, 03/01/38                                    994             720
   First Industrial MTN
         7.500%, 12/01/17                                  1,765             888
   Ford Motor Credit LLC
         7.875%, 06/15/10 (D)                              7,200           4,798
         7.375%, 10/28/09                                 15,740          12,536


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   General Electric Capital
         6.875%, 01/10/39 (D)                      $      11,870   $       9,606
         6.375%, 11/15/67 (A) (D)                          8,380           4,858
         6.150%, 08/07/37 (D)                              1,450           1,085
         5.875%, 01/14/38 (D)                              1,072             762
         5.625%, 05/01/18                                  8,045           6,904
         2.256%, 09/15/14 (A) (D)                          6,550           4,897
   General Electric Capital, Ser A MTN
         3.750%, 12/15/09 (D)                              3,258           3,261
   Glen Meadow Pass-Through Trust
         6.505%, 02/12/67 (A) (B)                          2,900             919
   Glitnir Banki
         7.451%, 09/14/16 (B) (E)                            500              --
         6.693%, 06/15/16 (B) (E)                          4,480              --
         6.375%, 09/25/12 (B) (E)                          3,100             434
         6.330%, 07/28/11 (B) (D) (E)                      2,440             342
   GMAC LLC
         8.000%, 12/31/18 (B)                                305              73
         7.750%, 01/19/10 (B) (D)                          1,545           1,236
         7.500%, 12/31/13 (B)                              2,110             888
         7.250%, 03/02/11 (B) (D)                          1,744           1,205
         5.625%, 05/15/09                                  7,680           6,871
         3.461%, 12/01/14 (A) (B)                          4,579           2,015
   Goldman Sachs Capital II
         5.793%, 12/29/49 (A)                             20,900           8,118
   Goldman Sachs Group
         7.500%, 02/15/19 (D)                             10,360          10,261
         6.750%, 10/01/37                                  6,105           4,341
         6.600%, 01/15/12                                  2,630           2,638
         6.150%, 04/01/18                                  7,500           6,815
         5.450%, 11/01/12 (D)                              4,356           4,199
         5.150%, 01/15/14 (D)                              2,675           2,437
         5.125%, 01/15/15                                  2,215           1,981
         4.500%, 06/15/10 (D)                                450             445
         1.854%, 01/12/15 (A)                              3,000           2,161
         1.523%, 07/22/15 (A) (D)                          1,000             754
   HBOS
         6.750%, 05/21/18 (B) (D)                          5,100           4,094
   HBOS Capital Funding
         6.071%, 06/30/49 (A) (B)                          1,920             439
   HCP
         6.700%, 01/30/18 +++                                910             624
         6.300%, 09/15/16 +++ (D)                            975             670
         6.000%, 01/30/17 +++                              6,645           4,487
         5.650%, 12/15/13 +++                              3,325           2,448
   Highwoods Properties
         7.500%, 04/15/18 +++                              1,339             875
   Hongkong & Shanghai Banking
         1.300%, 07/22/49 (A)                                640             250
   HSBC Bank, Ser 1M
         2.061%, 06/29/49 (A)                                230              93
   HSBC Bank, Ser 3M
         1.913%, 06/29/49 (A)                              2,320             940
   HSBC Finance
         8.000%, 07/15/10                                  2,330           2,367
         7.000%, 05/15/12                                  1,975           1,964
         6.375%, 11/27/12                                    365             350
   HSBC Holdings
         6.800%, 06/01/38                                  2,010           1,803

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   HVB Funding Trust III
         9.000%, 10/22/31 (B)                      $       1,226   $         278
   ILFC E-Capital Trust II
         6.250%, 12/21/65 (A) (B)                          1,200             143
   Intergas Finance
         6.375%, 05/14/17 (B)                              4,853           2,669
   John Deere Capital MTN
         5.350%, 04/03/18                                    560             518
   JPMorgan Chase
         7.900%, 04/29/49 (A) (D)                          7,210           4,974
         6.400%, 05/15/38 (D)                              5,300           5,071
         6.000%, 10/01/17 (D)                              5,135           4,858
         5.750%, 01/02/13                                  3,670           3,625
         5.150%, 10/01/15 (D)                                240             218
         5.125%, 09/15/14                                    445             406
         2.125%, 06/22/12 (D)                              9,930           9,883
   JPMorgan Chase Bank
         5.875%, 06/13/16 (D)                                850             802
   JPMorgan Chase Capital XIII
         2.418%, 09/30/34 (A)                              1,440             656
   JPMorgan Chase Capital XXV
         6.800%, 10/01/37                                  3,475           2,602
   Kaupthing Bank
         7.625%, 02/28/15 (B)(E)(K)                        8,130             325
         7.125%, 05/19/16 (B) (E)                         12,000               1
         5.750%, 10/04/11 (B) (D) (E)                      1,120              73
   KeyBank
         3.200%, 06/15/12                                  2,220           2,285
   Landsbanki Islands
         6.100%, 08/25/11 (B) (E)                          6,520              41
   Lazard Group
         7.125%, 05/15/15                                  4,740           3,598
         6.850%, 06/15/17                                  3,910           2,922
   Lehman Brothers Holdings MTN
         6.750%, 12/28/17 (E)                             10,370               1
         6.500%, 07/19/17 (E)                              4,040              --
         6.200%, 09/26/14 (E)                              1,560             203
         5.250%, 02/06/12 (E)                                965             125
   Lehman Brothers Holdings Capital Trust V MTN
         5.857%, 11/29/49 (E)                             20,630               2
   Liberty Mutual Group
         7.500%, 08/15/36 (B) (I)                          2,349           1,453
   Lloyds Banking Group
         5.920%, 09/29/49 (B)                              8,400           1,411
   Lloyds TSB Bank
         2.125%, 06/29/49 (A)                                870             262
   Lloyds TSB Bank, Ser 2
         1.438%, 11/29/49 (A)                                760             234
   Merna Reinsurance
         3.209%, 07/07/10 (A) (B)                          4,950           4,531
   Merrill Lynch MTN
         8.950%, 05/18/17 (A)                              4,315           3,225
         8.680%, 05/02/17 (A)                              4,160           3,614
         6.875%, 04/25/18                                    895             746
         6.150%, 04/25/13                                    380             351
         5.450%, 02/05/13 (D)                              1,015             906


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   MetLife
         7.717%, 02/15/19 (D)                      $       2,037   $       1,965
         6.817%, 08/15/18 (D)                              2,500           2,339
         6.400%, 12/15/36 (D)                             10,010           5,387
   MetLife Capital Trust X
         9.250%, 04/08/38 (A) (B)                          2,700           1,799
   Morgan Stanley MTN
         6.750%, 04/15/11                                  3,051           3,064
         6.625%, 04/01/18                                  8,825           8,149
         5.950%, 12/28/17                                  3,385           2,987
         5.300%, 03/01/13 (D)                              4,545           4,262
         5.050%, 01/21/11                                  1,050           1,036
         4.750%, 04/01/14                                  2,270           1,903
         3.250%, 12/01/11 (D)                              1,130           1,165
         1.536%, 10/18/16 (A)                              7,725           5,502
         1.508%, 02/10/12 (A)                             10,175          10,215
         1.374%, 01/15/10 (A)                              2,250           2,181
   MUFG Capital Finance 1
         6.346%, 07/25/49 (A)                              1,840           1,267
   National Australia Bank
         5.350%, 06/12/13 (B)                              5,495           5,100
   National Capital Trust II
         5.486%, 12/29/49 (A) (B)                          3,207           1,493
   National City Preferred Capital Trust I
         12.000%, 12/29/49 (A)                               331             255
   National Westminster Bank
         2.000%, 08/29/49 (A)                                740             186
   National Westminster Bank, Ser C
         1.563%, 11/29/49 (A)                                160              40
   Nationwide Mutual Insurance
         6.600%, 04/15/34 (B)                              2,483           1,219
         5.810%, 06/15/09 (A) (B)                          3,900           2,418
   NB Capital Trust IV
         8.250%, 04/15/27                                  4,865           2,894
   OneBeacon US Holdings
         5.875%, 05/15/13                                    448             346
   Paribas
         1.625%, 07/11/86 (A)                                693             357
   Pemex Finance
         9.690%, 08/15/09                                    250             251
   PNC Funding
         5.250%, 11/15/15                                  2,575           2,352
   Power Receivables Finance
         6.290%, 01/01/12 (B)                                744             728
         6.290%, 01/01/12                                  2,356           2,306
   Prime Property Fund
         5.600%, 06/15/11 +++ (B)                          3,380           2,777
         5.500%, 01/15/14 +++ (B)                          5,000           3,422
   Prudential Financial MTN
         6.625%, 12/01/37                                  1,294             908
         6.000%, 12/01/17 (D)                                775             650
         5.700%, 12/14/36 (D)                                351             214
   Rabobank Capital Funding II
         5.260%, 12/29/49 (A) (B)                            210              90
   Rabobank Capital Funding Trust
         5.254%, 10/21/16 (A) (B) (D)                        440             189
   Resona Preferred Global Securities Cayman
         7.191%, 07/30/49 (A) (B) (D)                      2,590           1,116

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Royal Bank of Canada
         1.654%, 06/29/85 (A)                      $         860   $         602
   Royal Bank of Scotland Group
         7.640%, 09/29/17 (A)                              1,300             169
         6.990%, 10/05/17 (A) (B) (D)                      2,230             580
         2.063%, 12/29/49 (A)                              2,530             640
   RSHB Capital
         6.299%, 05/15/17 (B)                              5,600           3,220
   Security Benefit Life Insurance
         8.750%, 05/15/16 (B)                              5,200             507
   Shinsei Finance Cayman
         6.418%, 01/29/49 (A) (B) (D)                      4,960             816
   SMFG Preferred Capital
         6.078%, 01/25/17 (A) (B) (D)                      6,810           4,076
   Societe Generale
         2.625%, 11/29/49 (A)                                180             108
         2.625%, 11/29/49 (A)                                680             410
   Stingray Pass-Through Trust MTN
         5.902%, 01/12/15 (B)                              3,600             432
   SunTrust Capital VIII
         6.100%, 12/15/36 (A) (D)                          5,450           3,247
   SunTrust Preferred Capital I
         5.853%, 12/15/11 (A)                             15,720           5,345
   TNK-BP Finance MTN
         7.875%, 03/13/18 (B)                              2,140           1,220
         7.500%, 07/18/16                                    140              84
         7.500%, 07/18/16 (B)                              3,750           2,250
         6.625%, 03/20/17 (B)                              1,750             962
   Toll Road Investors Partnership II
         5.050%, 02/15/45 (A) (B)                          6,362             574
   Travelers
         6.250%, 03/15/37 (A)                              5,890           3,556
   UDR MTN
         5.000%, 01/15/12 +++                              2,000           1,542
   Wachovia
         5.250%, 08/01/14                                    250             226
   Wachovia Bank
         6.600%, 01/15/38 (D)                                240             211
         6.000%, 11/15/17                                  6,800           6,134
   Wachovia Capital Trust III
         5.800%, 03/15/11 (A)                              2,410             795
   WEA Finance LLC
         7.125%, 04/15/18 (B) (D)                         10,660           8,807
   Wells Fargo
         7.980%, 03/15/18 (A) (D)                            584             292
         5.000%, 11/15/14                                  1,145           1,050
   Wells Fargo Capital X
         5.950%, 12/15/36 (D)                                960             682
   Wells Fargo Capital XV
         9.750%, 12/31/49 (A) (D)                          7,770           5,439
   Westfield Capital
         4.375%, 11/15/10 (B)                              4,600           4,282
   Westfield Group
         5.400%, 10/01/12 (B) (D)                          2,823           2,404
   Westpac Banking
         4.056%, 09/29/49 (A)                                870             442
   Westpac Capital Trust IV
         5.256%, 12/29/49 (A) (B)                            520             233


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Woodbourne Capital Trust I
         1.547%, 04/08/49 (A) (B)                  $         625   $         313
   Woodbourne Capital Trust II
         1.608%, 04/08/49 (A) (B)                            625             313
   Woodbourne Capital Trust III
         1.608%, 04/08/49 (A) (B)                            625             313
   Woodbourne Capital Trust IV
         1.608%, 04/08/49 (A) (B)                            625             313
   ZFS Finance USA Trust I
         6.150%, 12/15/65 (A) (B)                          2,549           1,204
                                                                   -------------
                                                                         528,779
                                                                   -------------
HEALTH CARE -- 0.8%
   Abbott Laboratories
         5.600%, 11/30/17                                    470             494
   Amgen
         6.400%, 02/01/39                                  5,560           5,373
   Cardinal Health
         5.850%, 12/15/17                                  4,875           4,338
   Coventry Health Care
         5.950%, 03/15/17 (D)                              3,625           2,370
   GlaxoSmithKline
         5.650%, 05/15/18                                  7,510           7,732
   GlaxoSmithKline Capital
         6.375%, 05/15/38                                  2,360           2,481
   HCA
         5.750%, 03/15/14                                  5,548           3,911
   Humana
         7.200%, 06/15/18 (D)                              1,270           1,100
   Schering-Plough
         6.550%, 09/15/37 (D)                              3,540           3,513
   Tenet Healthcare
         7.375%, 02/01/13                                    168             142
   UnitedHealth Group
         6.875%, 02/15/38 (D)                              2,320           2,142
   WellPoint
         5.875%, 06/15/17 (D)                                330             307
   Wyeth
         6.950%, 03/15/11 (D)                              2,564           2,728
         5.950%, 04/01/37                                  3,610           3,669
                                                                   -------------
                                                                          40,300
                                                                   -------------
INDUSTRIALS -- 1.5%
   Air 2 US
         8.027%, 10/01/19 (B)                              3,096           2,322
   America West Airlines, Ser 99-1
         7.930%, 01/02/19                                  1,536           1,154
   American Airlines, Ser 99-1
         7.024%, 10/15/09                                  2,320           2,250
   Cedar Brakes I LLC
         8.500%, 02/15/14 (B)                              1,135           1,082
   Continental Airlines
         5.983%, 04/19/22 (D)                              3,329           2,630
   Continental Airlines, Ser 971A
         7.461%, 04/01/15                                  1,474           1,017
   Continental Airlines, Ser 99-2
         7.256%, 03/15/20                                  1,262           1,072
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                  2,045           1,309
   CSX
         7.450%, 04/01/38                                    709             601
         6.250%, 03/15/18                                    522             454

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Delta Air Lines
         7.379%, 05/18/10                          $       1,603   $       1,523
         6.821%, 08/10/22 (D)                              2,360           1,699
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11                                 14,850          12,919
   General Electric
         5.250%, 12/06/17 (D)                              1,700           1,565
   Hutchison Whampoa International
         7.450%, 11/24/33 (B) (D)                          1,405           1,269
   Nordstrom
         7.000%, 01/15/38 (D)                              1,720           1,138
   Northwest Airlines, Ser 1A-2
         6.841%, 04/01/11 (D)                              4,500           3,915
   Tyco International Finance
         8.500%, 01/15/19                                  1,296           1,353
   Tyco International Group
         7.000%, 12/15/19 (D)                              1,875           1,604
         6.875%, 01/15/29                                  6,490           5,375
         6.750%, 02/15/11                                  1,170           1,199
         6.375%, 10/15/11                                  5,490           5,604
         6.000%, 11/15/13                                  1,945           1,829
   Union Pacific
         7.875%, 01/15/19 (D)                                694             762
         5.700%, 08/15/18 (D)                                979             928
         5.125%, 02/15/14                                    285             282
   United Air Lines
         6.602%, 09/01/13                                    800             756
   United Parcel Service
         4.500%, 01/15/13 (D)                              6,720           7,093
   United Technologies
         6.500%, 06/01/09                                  1,670           1,685
         5.400%, 05/01/35                                    670             611
   Waste Management
         7.375%, 05/15/29                                      5               4
         7.125%, 12/15/17                                  4,840           4,353
         7.100%, 08/01/26                                  1,375           1,192
                                                                   -------------
                                                                          72,549
                                                                   -------------
INFORMATION TECHNOLOGY -- 0.3%
   Cisco Systems
         5.900%, 02/15/39                                  2,002           1,864
         4.950%, 02/15/19 (D)                                438             423
   Hewlett-Packard
         4.750%, 06/02/14                                  7,537           7,499
   International Business Machines
         7.625%, 10/15/18                                    855             967
   Lexmark International
         6.650%, 06/01/18                                    762             572
         5.900%, 06/01/13                                    913             776
   Xerox
         6.350%, 05/15/18 (D)                              2,170           1,823
                                                                   -------------
                                                                          13,924
                                                                   -------------
MATERIALS -- 0.6%
   Alcoa
         6.000%, 07/15/13 (D)                              4,180           3,311
   Codelco
         4.750%, 10/15/14 (B)                                900             860
   Freeport-McMoRan Copper & Gold
         8.375%, 04/01/17                                  7,725           6,663
   International Paper
         7.950%, 06/15/18                                  1,170             923


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   PPG Industries
         6.650%, 03/15/18 (D)                             $  615   $         591
         5.750%, 03/15/13                                    615             619
   Rio Tinto Finance USA
         6.500%, 07/15/18                                  6,560           5,796
         5.875%, 07/15/13                                  2,470           2,245
   Stauffer Chemical
         0.000%, 04/15/17 (F)(K)                             350             176
         0.000%, 04/15/18 (F)(K)                             860             397
         0.000%, 04/15/10 (F)(K)                             300             247
   Vale Overseas
         8.250%, 01/17/34 (D)                                210             207
         6.875%, 11/21/36                                  7,748           6,695
   Weyerhaeuser
         6.750%, 03/15/12                                    410             388
                                                                   -------------
                                                                          29,118
                                                                   -------------
SOVEREIGN -- 0.4%
   Canadian Government Bond
         4.000%, 12/01/31                                  1,203           1,212
   Deutsche Bundesrepublik
         3.750%, 01/04/15                                  6,750           9,157
   Russian Federation Registered
         7.500%, 03/31/30 (C)                              1,055             931
   United Mexican States MTN
         7.500%, 04/08/33                                    218             218
         5.625%, 01/15/17                                     84              81
   United Mexican States, Ser A MTN
         6.750%, 09/27/34 (D)                              9,488           8,805
                                                                   -------------
                                                                          20,404
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.1%
   America Movil
         5.625%, 11/15/17                                  2,350           2,185
   AT&T
         6.700%, 11/15/13 (D)                              1,194           1,263
         6.550%, 02/15/39 (D)                              8,320           7,721
         5.100%, 09/15/14                                  4,555           4,517
         4.850%, 02/15/14 (D)                              2,915           2,892
   BellSouth
         4.750%, 11/15/12 (D)                                190             191
   British Telecommunications
         9.125%, 12/15/30 (D)                              2,595           2,475
         8.375%, 12/15/10 (C)                              1,310           1,365
         5.950%, 01/15/18                                  1,011             829
         5.150%, 01/15/13                                    333             306
   Deutsche Telekom International Finance
         5.875%, 08/20/13                                    302             307
         5.750%, 03/23/16 (D)                              2,175           2,135
   Embarq
         7.995%, 06/01/36                                  1,754           1,368
   France Telecom
         7.750%, 03/01/11 (D)                              2,510           2,697
   New Cingular Wireless Services
         8.125%, 05/01/12                                  1,255           1,357
   News America
         6.650%, 11/15/37 (D)                              1,182             956
         6.200%, 12/15/34 (D)                                315             239
   Qwest
         7.500%, 10/01/14                                  4,060           3,608

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Reed Elsevier Capital
         8.625%, 01/15/19                          $       2,460   $       2,465
   Rogers Communications
         6.375%, 03/01/14                                  5,780           5,881
   Royal
         8.000%, 10/01/10 (D)                              5,100           5,330
   Sprint Capital
         8.750%, 03/15/32                                    390             235
         8.375%, 03/15/12 (D)                              5,300           4,296
         6.900%, 05/01/19                                    120              78
   Telecom Italia Capital
         6.999%, 06/04/18 (D)                              3,980           3,592
         5.250%, 10/01/15                                    370             312
         5.250%, 11/15/13                                    580             521
         4.950%, 09/30/14                                  1,320           1,137
   Telefonica Emisiones
         6.421%, 06/20/16                                    893             907
         5.984%, 06/20/11 (D)                              2,480           2,565
         5.855%, 02/04/13                                     50              51
   Verizon Communications
         8.950%, 03/01/39 (D)                              5,410           6,400
         6.400%, 02/15/38 (D)                                660             621
         6.100%, 04/15/18 (D)                              1,580           1,564
         5.500%, 02/15/18                                  2,810           2,659
   Verizon Global Funding
         7.375%, 09/01/12                                  1,730           1,852
         6.875%, 06/15/12 (D)                                465             490
   Verizon Wireless Capital LLC
         8.500%, 11/15/18 (B)                              3,991           4,493
         7.375%, 05/21/28 (B)                              7,790           8,266
         5.550%, 02/01/14 (B)                              8,620           8,570
                                                                   -------------
                                                                          98,696
                                                                   -------------
UTILITIES -- 1.9%
   Allegheny Energy Supply
         8.250%, 04/15/12 (B)(I)(J)                        2,040           2,071
   Arizona Public Services
         8.000%, 12/30/15                                    632             679
   CMS Energy
         6.550%, 07/17/17                                  1,610           1,421
   Commonwealth Edison
         6.150%, 09/15/17                                  1,500           1,459
   Consolidated Edison of New York
         7.125%, 12/01/18                                  1,600           1,757
         5.850%, 04/01/18 (D)                              2,848           2,930
   Constellation Energy Group
         7.600%, 04/01/32 (D)                              1,188             989
   Dominion Resources
         8.875%, 01/15/19                                  8,420           9,631
         5.700%, 09/17/12                                  3,560           3,613
         4.750%, 12/15/10                                    740             744
   Dominion Resources, Ser D
         5.125%, 12/15/09                                    850             855
   DPL
         6.875%, 09/01/11                                  4,075           4,111
   Duke Energy
         6.300%, 02/01/14 (D)                              3,638           3,779
         5.625%, 11/30/12                                    425             440
   EDF
         5.500%, 01/26/14 (B)                              4,400           4,633
   Entergy Texas
         7.125%, 02/01/19                                    532             517


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Exelon
         5.625%, 06/15/35                          $       2,605   $       1,836
   FirstEnergy, Ser B
         6.450%, 11/15/11                                    320             320
   FirstEnergy, Ser C
         7.375%, 11/15/31                                  5,825           4,972
   Hydro Quebec, Ser JL
         6.300%, 05/11/11                                  1,050           1,108
   Indiana Michigan Power
         7.000%, 03/15/19                                  1,718           1,677
   Intergas Finance
         6.375%, 05/14/17                                    370             203
   Jersey Central Power & Light
         7.350%, 02/01/19                                    416             418
   KCP&L Greater Missouri Operations
         11.875%, 07/01/12                                 2,525           2,664
   Metropolitan Edison
         7.700%, 01/15/19                                  1,123           1,139
   Nevada Power
         8.250%, 06/01/11                                  5,130           5,397
         7.125%, 03/15/19                                    746             727
   Nisource Finance
         6.800%, 01/15/19                                  3,547           2,781
         6.150%, 03/01/13                                  1,178           1,008
   NorthWestern
         5.875%, 11/01/14                                  1,532           1,513
   Oncor Electric Delivery
         7.500%, 09/01/38 (B)                                620             603
         6.800%, 09/01/18 (B) (D)                          4,604           4,527
   Pacific Gas & Electric
         8.250%, 10/15/18                                  1,130           1,352
         6.050%, 03/01/34                                  3,275           3,265
         5.800%, 03/01/37                                    840             809
   Pacificorp
         6.250%, 10/15/37 (D)                              2,370           2,422
   Power Contract Financing
         6.256%, 02/01/10 (B)                              1,272           1,235
   Progress Energy
         6.850%, 04/15/12                                  1,285           1,325
   Public Service of New Mexico
         7.950%, 05/15/18                                  3,000           2,662
   SCANA MTN
         6.250%, 04/01/20                                  1,007             988
   Southwestern Electric Power
         5.550%, 01/15/17                                    982             886
   TXU
         6.500%, 11/15/24                                    410             106
   TXU, Ser P
         5.550%, 11/15/14                                    370             162
   TXU, Ser R
         6.550%, 11/15/34                                  4,385           1,077
   Virginia Electric and Power
         8.875%, 11/15/38 (D)                              1,835           2,280
                                                                   -------------
                                                                          89,091
                                                                   -------------
Total Corporate Obligations
   (Cost $1,528,330) ($ Thousands)                                     1,244,055
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 8.3%
   U.S. Treasury Bill
         0.271%, 05/28/09 (F) (G)                            595             595

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   U.S. Treasury Bonds
         8.875%, 02/15/19                          $       7,358   $      10,659
         8.125%, 08/15/19 (D)                              5,826           8,104
         7.125%, 02/15/23 (D)                              3,742           5,016
         6.250%, 08/15/23 (D)                              9,565          11,982
         6.250%, 05/15/30                                    653             864
         5.375%, 02/15/31 (D)                             50,313          60,321
         5.000%, 05/15/37                                  1,079           1,298
         4.375%, 02/15/38 (D)                              9,241          10,194
         4.500%, 05/15/38 (D)                              8,458           9,605
   U.S. Treasury Inflationary Protection
      Securities
         1.875%, 07/15/15 (D)                             17,587          17,109
         2.000%, 01/15/16 (D)                             11,793          11,458
         2.500%, 07/15/16                                  6,646           6,661
         2.375%, 01/15/25 (D)                             17,769          17,036
         2.000%, 01/15/26 (D)                              5,957           5,406
         2.375%, 01/15/27 (D)                             12,497          12,009
         1.750%, 01/15/28 (D)                             40,641          35,472
         3.625%, 04/15/28 (D)                             30,178          34,299
         3.875%, 04/15/29                                  1,971           2,323
   U.S. Treasury Notes
         3.250%, 12/31/09                                    262             267
         1.250%, 11/30/10                                    643             646
         0.875%, 12/31/10                                    454             453
         0.875%, 01/31/11                                  4,524           4,514
         1.375%, 02/15/12 (D) (G)                          4,274           4,270
         2.750%, 02/28/13                                     12              12
         3.125%, 08/31/13                                    846             892
         2.750%, 10/31/13 (D)                              1,365           1,416
         2.000%, 11/30/13                                  1,664           1,668
         1.500%, 12/31/13                                  2,139           2,095
         1.750%, 01/31/14 (D)                             24,194          23,927
         2.625%, 02/29/16                                 14,619          14,545
         3.500%, 02/15/18                                    497             517
         4.000%, 08/15/18 (D)                              1,554           1,677
         3.750%, 11/15/18 (D)                             47,084          49,905
         2.750%, 02/15/19 (D)                              9,724           9,481
         4.750%, 02/15/37 (D)                              2,197           2,542
   U.S. Treasury STRIPS
         7.049%, 11/15/21 (D) (F)                         23,570          13,908
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $390,931) ($ Thousands)                                         393,146
                                                                   -------------
ASSET-BACKED SECURITIES -- 6.3%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.3%
   FHLMC CMO, Cl GB
         6.500%, 11/15/36                                  7,795           8,262
   FHLMC CMO, Cl TV
         4.500%, 11/15/25                                  1,800           1,809
   FHLMC CMO, Cl CY
         4.000%, 09/15/18                                    834             827
   FNMA
         7.000%, 04/01/39                                  2,513           2,672
   FNMA CMO, Cl HQ
         4.500%, 01/25/18                                  2,379           2,407
                                                                   -------------
                                                                          15,977
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
AUTOMOTIVE -- 0.6%
   Americredit Prime Automobile Receivable,
      Ser 2007-1, Cl A3
         5.270%, 11/08/11                          $       3,190   $       3,184
   Ford Credit Auto Owner Trust,
      Ser 2006-C, Cl A4A
         5.150%, 02/15/12                                  1,479           1,416
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A4A
         5.240%, 07/15/12                                    126             117
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl A4
         5.220%, 06/15/13                                  1,148           1,091
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl A4
         5.120%, 08/15/13                                  1,081           1,022
   Huntington Auto Trust,
      Ser 2008-1, Cl A4
         5.640%, 02/15/13 (B)(I)(J)                        3,973           3,713
   Huntington Auto Trust,
      Ser 2008-1, Cl A3A
         4.810%, 04/16/12 (B)(I)(J)                        7,095           6,926
   Hyundai Auto Receivables Trust,
      Ser 2008-A, Cl A4
         5.480%, 11/17/14                                  1,286           1,245
   Nissan Auto Receivables Owner Trust,
      Ser 2007-B, Cl A4
         5.160%, 03/17/14                                  2,235           2,238
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A3
         5.410%, 08/12/11                                  2,804           2,738
         5.260%, 11/14/11                                  1,490           1,447
   Volkswagen Auto Loan Enhanced Trust,
      Ser 2008-1, Cl A3
         4.500%, 07/20/12                                  2,724           2,707
                                                                   -------------
                                                                          27,844
                                                                   -------------
CREDIT CARDS -- 1.3%
   Capital One Multi-Asset Execution Trust,
      Ser 2006-A11, Cl A11
         0.545%, 06/17/19 (A)                             15,736          11,162
   Capital One Multi-Asset Execution Trust,
      Ser 2006-A5, Cl A5
         0.515%, 01/15/16 (A)                              2,593           2,156
   Capital One Multi-Asset Execution Trust,
      Ser 2007-A7, Cl A7
         5.750%, 07/15/20                                    595             525
   Capital One Multi-Asset Execution Trust,
      Ser 2008-A3, Cl A3
         5.050%, 02/15/16                                 16,294          15,235
   Chase Issuance Trust, Cl A9
         0.491%, 06/16/14 (A)                              1,911           1,742
   Citibank Credit Card Issuance Trust, Cl A7
         2.056%, 12/17/18 (A)                              9,756           7,467
   Discover Card Master Trust I,
         Ser 2006-2, Cl A3
         0.535%, 01/19/16 (A)                              7,008           5,734
   Discover Card Master Trust,
         Ser 2007-A2, Cl A2
         2.336%, 06/15/15 (A)                              4,072           3,478

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Discover Card Master Trust,
      Ser 2008-A4, Cl A4
         5.650%, 12/15/15                          $      10,203   $       9,719
   Washington Mutual Master Note Trust,
      Ser 2006-A2A, Cl A
         0.505%, 06/15/15 (A) (B) (I)                      3,000           2,128
   Washington Mutual Master Note Trust,
      Ser 2007-A2, Cl A2
         0.485%, 05/15/14 (A) (B) (I)                        523             447
                                                                   -------------
                                                                          59,793
                                                                   -------------
MORTGAGE RELATED SECURITIES -- 0.9%
   ABS Home Equity,
      Ser 2001-HE3 Cl A1
         1.001%, 11/15/31 (A)                                264             209
   ACE Securities,
      Ser 2006-SL3, Cl A1
         0.574%, 06/25/36 (A)                              7,306           1,169
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A
         0.714%, 03/25/30 (A)                              2,677             915
   Citigroup Mortgage Loan Trust,
      Ser 2007-AHL1, Cl A2A
         0.514%, 12/25/36 (A)                              1,058             919
   Conseco Finance Home Loan Trust,
      Ser 2001-D, Cl A5
         6.190%, 11/15/32 (A)                              6,439           5,544
   Contimortgage Home Equity Trust,
      Ser 1997-2, Cl A9
         7.090%, 04/15/28                                     13              13
   Contimortgage Home Equity Trust,
      Ser 1997-5, Cl A6
         6.870%, 03/15/24 (A)                                  2               2
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                  2,263           1,861
   Delta Funding Home Equity Loan Trust,
      Ser 1999-3, Cl A1A
         1.281%, 09/15/29 (A)                                310             211
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1
         0.944%, 05/25/39 (A) (B)                          1,058             841
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3
         7.775%, 07/25/28                                    211             156
   GMAC Mortgage Loan Trust,
      Ser 2007-HE2, Cl A6
         6.249%, 12/25/37                                    964             237
   GSAA Trust
         0.844%, 06/25/35 (A)                              4,100           1,443
   Home Equity Asset Trust
         0.584%, 03/25/09 (A)                              5,084           4,285
   Morgan Stanley Capital I,
      Ser 2007-HE2, Cl A2A
         0.514%, 01/25/37 (A)                                646             574
   Morgan Stanley Home Equity Loans,
      Ser 2007-1, Cl A1
         0.524%, 12/25/36 (A)                                622             564
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-3XS, Cl 2A3S
         5.858%, 01/25/47                                     31              13


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV3
         0.644%, 09/25/36 (A)                      $       6,400   $       3,883
   Option One Mortgage Loan Trust,
      Cl 2A3
         0.614%, 03/25/09 (A)                             17,000           5,971
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A
         1.074%, 01/25/32 (A)                                281             212
   Option One Mortgage Loan Trust,
      Ser 2007-5, Cl 2A4
         0.774%, 05/25/37 (A)                             10,000           2,049
   Residential Funding Mortgage Securities II,
      Ser 2000-HI1, Cl AI7
         8.290%, 02/25/25                                  1,317           1,141
   Residential Funding Mortgage Securities II,
      Ser 2005-HS1, Cl AI1
         0.594%, 09/25/35 (A)                                 68              67
   Residential Funding Mortgage Securities II,
      Ser 2007-HSA3, Cl AI2
         5.980%, 05/25/37 (A)                                922             776
   Security National Mortgage Loan Trust,
      Ser 2007-1A, Cl 2A
         0.824%, 04/25/37(A)(B)(K)                         1,296             956
   Soundview Home Equity Loan Trust,
      Cl 2A1
         0.554%, 06/25/37 (A)                              6,775           5,389
   Terwin Mortgage Trust,
      Ser 2005-9HGS, Cl A1
         4.000%, 08/25/35 (A) (B)                            917             808
   Terwin Mortgage Trust,
      Ser 2006-6, Cl 1A2
         4.750%, 07/25/37 (A)                             10,000             975
                                                                   -------------
                                                                          41,183
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.5%
   Banc of America Commercial Mortgage, Cl A2
         5.634%, 04/10/49 (A)                              7,269           5,530
   Banc of America Commercial Mortgage, Cl A3
         4.050%, 11/10/38                                  1,299           1,188
   Bear Stearns Commercial Mortgage Securities,
      Cl A3
         5.736%, 06/11/50                                  2,500           1,587
   Bear Stearns Commercial Mortgage Securities,
      Cl A2
         5.660%, 06/11/12 (A)                              9,799           7,558
   Countrywide Home Loan Mortgage Pass Through
      Trust, Cl 6A1
         5.316%, 12/25/33 (A)                                826             571
   CS First Boston Mortgage Securities, Cl 7A2
         4.605%, 06/25/34 (A)                              1,158             906
   JP Morgan Alternative Loan Trust, Cl 2A6
         5.750%, 12/25/36 (A)                             11,300           2,584
   Morgan Stanley Capital I, Cl A2
         5.610%, 04/15/49                                  1,758           1,330

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Morgan Stanley Capital I
         5.168%, 01/14/42                          $         680   $         508
                                                                   -------------
                                                                          21,762
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 2.7%
   Amortizing Residential Collateral Trust CMO,
      Ser 2002-BC1, Cl A
         0.814%, 01/25/32 (A)                                516             403
   CenterPoint Energy Transition Bond LLC,
      Ser 2008-A, Cl A1
         4.192%, 02/01/20                                  1,857           1,845
   Chase Funding Mortgage Loan Asset-Backed
      Certificates, Ser 2002-1, Cl 2A2
         0.974%, 03/25/32 (A)                              1,091             701
   Citicorp Residential Mortgage Securities,
      Ser 2006-1, Cl A1
         5.956%, 07/25/36                                     32              32
   Citicorp Residential Mortgage Securities,
      Ser 2006-1, Cl A2
         5.682%, 07/25/36                                  2,150           2,032
   Citicorp Residential Mortgage Securities,
      Ser 2006-2, Cl A5
         6.036%, 09/25/36                                  6,340           3,458
   Citicorp Residential Mortgage Securities,
      Ser 2006-2, Cl A2
         5.557%, 09/25/36                                  1,987           1,900
   Citigroup Mortgage Loan Trust,
      Ser 2007-SHL1, Cl A
         0.874%, 11/25/46 (A) (B)                          1,424             575
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
         8.130%, 08/15/31 (A)                              2,655           2,551
   Conseco Finance Securitizations,
      Ser 2000-4, Cl A6
         8.310%, 05/01/32 (A)                                818             417
   Countrywide Asset-Backed Certificates, Cl 2A2
         0.634%, 10/25/37 (A)                              7,500           4,732
   Countrywide Asset-Backed Certificates,
      Ser 2001-BC3, Cl A
         0.954%, 12/25/31 (A)                                 55              31
   Countrywide Asset-Backed Certificates,
      Ser 2003-BC2, Cl 2A1
         1.074%, 06/25/33 (A)                                115              41
   Countrywide Asset-Backed Certificates,
      Ser 2005-17, Cl 1AF3
         5.711%, 08/25/36 (A)                             10,000           4,568
   Countrywide Asset-Backed Certificates,
      Ser 2006-15, Cl A3
         5.689%, 10/25/46 (A)                                208             108
   Countrywide Asset-Backed Certificates,
      Ser 2007-3, Cl 2A1
         0.574%, 05/25/47 (A)                              5,593           4,737
   Countrywide Asset-Backed Certificates,
      Ser 2007-QH1, Cl A1
         0.674%, 02/25/37 (A) (B)                          1,609             958


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Asset-Backed Certificates,
      Ser 2007-SD1, Cl A1
         0.924%, 03/25/47 (A) (B)                  $       1,066   $         488
   Countrywide Home Equity Loan Trust,
      Ser 2004-K, Cl 2A
         0.755%, 02/15/34 (A)                              1,029             385
   Countrywide Home Equity Loan Trust,
      Ser 2005-F, Cl 2A
         0.695%, 12/15/35 (A)                              2,453             931
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29, Cl A
         5.600%, 09/25/31                                    600             522
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2006-CB2, Cl AF4
         5.704%, 12/25/36                                  1,800           1,167
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2006-CB2, Cl AF2
         5.501%, 12/25/36                                  1,270             998
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2007-CB4, Cl A1A
         0.564%, 04/25/37 (A)                              6,208           4,727
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2007-RP1, Cl A
         0.784%, 05/25/46 (A) (B)                         16,042          10,642
   Daimler Chrysler Master Owner Trust,
      Ser 2006-A, Cl A
         0.485%, 11/15/11 (A)(I)                           3,386           2,325
   Diamond Investment Grade CDO,
      Ser 1X, Cl A1 (K)
         3.099%, 10/11/14                                  5,333           4,715
   Dominos Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
         5.261%, 04/25/37 (B)(I)                           3,452           1,798
   Embarcadero Aircraft Securitization Trust,
      Ser 2000-A, Cl A1
         0.935%, 08/15/25 (A) (B)                          4,046           1,619
   Equity One, Ser 2003-2, Cl M1
         5.050%, 09/25/33                                    789             584
   Fieldstone Mortgage Investment,
      Ser 2007-A, Cl 2A2
         0.744%, 04/25/47 (A)                              2,000             620
   First Horizon Asset Back Trust,
      Ser 2004-HE2, Cl A
         0.694%, 02/25/34 (A)                              1,382           1,030
   First Horizon Asset Back Trust,
      Ser 2006-HE2, Cl A
         0.604%, 10/25/26 (A)                                708             305
   Ford Credit Floorplan Master Owner Trust,
      Ser 2006-4, Cl A
         0.705%, 06/15/13 (A) (I)                          5,007           3,351
   GMAC Mortgage Loan Trust,
      Ser 2005-HE3, Cl A1VN
         0.649%, 02/25/36 (A)                              8,031           1,914

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Great America Leasing Receivables,
      Ser 2006-1, Cl A3
         5.340%, 01/15/10 (B)                      $         620   $         621
   Green Tree Financial,
      Ser 1996-5, Cl A6
         7.750%, 07/15/27                                    632             537
   GSAMP Trust, Cl A1
         0.584%, 05/25/46 (A) (B)                          5,228           4,827
   GSAMP Trust,
      Ser 2003-SEA, Cl A1
         0.874%, 02/25/33 (A)                              2,137           1,531
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH1, Cl AF6
         5.501%, 11/25/36                                  9,605           5,584
   Lehman XS Trust,
      Ser 2005-5N, Cl 1A1
         0.774%, 11/25/35 (A)                              5,555           2,287
   Lehman XS Trust,
      Ser 2005-7N, Cl 1A1B
         0.774%, 12/25/35 (A)                              4,169             888
   Lehman XS Trust,
      Ser 2006-GP1, Cl A4A
         0.804%, 05/25/46 (A)                              8,110           1,294
   Lone Star CDO Funding,
      Ser IX, Cl A
         2.802%, 12/15/12 (K)                              5,892           5,300
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2B
         5.609%, 03/25/37                                    315             181
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2D
         5.895%, 03/25/37                                  5,789           2,188
   Mid-State Trust,
      Ser 2003-11, Cl A1
         4.864%, 07/15/38                                  2,934           2,509
   MSCC Heloc Trust,
      Ser 2005-1, Cl A
         0.664%, 07/25/17 (A)                                539             286
   Nelnet Student Loan Trust,
      Ser 2008-4, Cl A4
         2.639%, 04/25/24 (A)                              4,370           3,833
   Oakwood Mortgage Investors,
      Ser 2002-C, Cl AIO, IO
         6.000%, 08/15/10                                  4,961             328
   Oncor Electric Delivery Transition Bond,
      Ser 2003-1, Cl A2
         4.030%, 02/15/12                                    787             794
   Origen Manufactured Housing,
      Ser 2002-A, Cl A1
         0.701%, 05/15/32 (A)                                 47              42
   Popular ABS Mortgage Pass-Through Trust,
      Ser 2007-A, Cl A3
         0.784%, 06/25/47 (A)                             10,380           3,617
   RAAC Series,
      Ser 2007-RP4, Cl A
         0.824%, 11/25/46 (A)(B)(K)                       17,922           9,328
   RAAC Series,
      Ser 2007-SP3, Cl A1
         1.674%, 09/25/47 (A)                                541             385
   SLM Student Loan Trust,
      Ser 2005-6, Cl A5B
         2.359%, 07/27/26 (A)                              7,973           7,428


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   SLM Student Loan Trust,
      Ser 2008-6, Cl A4
         2.259%, 07/25/23 (A)                      $       4,828   $       3,971
   Structured Asset Receivables
      Trust, Ser 2003-1, Cl CTFS
         1.633%, 01/21/10 (A)(B)(K)                        1,621           1,378
   Swift Master Auto Receivables
      Trust, Ser 2007-1, Cl A
         0.555%, 06/15/12 (A)(I)(K)                        1,249             812
   Wells Fargo Home Equity Trust,
      Ser 2007-2, Cl A1
         0.564%, 04/25/37 (A)                              4,032           3,567
                                                                   -------------
                                                                         130,726
                                                                   -------------
Total Asset-Backed Securities
   (Cost $382,951) ($ Thousands)                                         297,285
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
   FHLB
      5.500%, 08/13/14                                     3,500           3,905
   FHLB CMO, Ser 2014, Cl 1
      5.340%, 03/20/14                                     6,667           6,739
   FHLB
      0.340%, 04/20/09 (F)                                 9,470           9,466
   FHLMC
      5.625%, 11/23/35                                     5,250           5,287
   FNMA
      3.375%, 05/19/11                                     1,000           1,040
   FNMA
      0.089%, 03/03/09 (F)                                 5,215           5,215
      0.365%, 05/05/09 (F)                                   302             302
   FNMA
      5.250%, 08/01/12                                     2,800           2,905
                                                                   -------------
   Total U.S. Government Agency Obligations
      (Cost $34,167) ($ Thousands)                                        34,859
                                                                   -------------
PREFERRED STOCK -- 0.0%
   Aegon, 6.375%                                              32             178
   GMAC Preferred Blocker,
      7.000%                                                   1             156
   Zurich RegCaPS Funding
      Trust, 1.869% (A) (B)                                    0             242
                                                                   -------------
Total Preferred Stock
      (Cost $1,076) ($ Thousands)                                            576
                                                                   -------------
MUNICIPAL BONDS -- 0.0%
   Michigan State, Tobacco
      Settlement Finance, Ser A, RB
         7.309%, 06/01/34                                  2,220           1,311

                                                    Face Amount
                                                   ($ Thousands)
                                                      /Shares      Market Value
Description                                          /Contracts    ($ Thousands)
-----------                                        -------------   -------------
   San Diego, Tobacco Settlement
      Asset Backed, RB
         7.125%, 06/01/32                          $       1,372   $        879
                                                                   -------------
Total Municipal Bonds
   (Cost $3,635) ($ Thousands)                                             2,190
                                                                   -------------
EURODOLLAR -- 0.0%
   Lloyds TSB Bank
         3.218%, 08/31/08                                    740             223
                                                                   -------------
Total EuroDollar
   (Cost $633) ($ Thousands)                                                 223
                                                                   -------------
COMMERCIAL PAPER -- 0.4%
   BNP Paribas Finance
         0.480%, 03/23/09                                 18,575          18,570
                                                                   -------------
Total Commercial Paper
   (Cost $18,570) ($ Thousands)                                           18,570
                                                                   -------------
CERTIFICATE OF DEPOSIT -- 0.1%
   JPMorgan Chase Bank
         7.590%, 03/28/22 (A)                              2,630           2,484
                                                                   -------------
Total Certificate of Deposit
   (Cost $2,572) ($ Thousands)                                             2,484
                                                                   -------------
AFFILIATED PARTNERSHIP -- 11.9%
   SEI Liquidity Fund, L.P.
         1.060%, 01/01/55 +** (H)                    576,529,614         565,040
                                                                   -------------
Total Affiliated Partnership
   (Cost $576,529) ($ Thousands)                                         565,040
                                                                   -------------
CASH EQUIVALENTS -- 5.7%
   Evergreen Institutional Money
      Market Fund, Cl I, 0.720%**                    189,638,737         189,639
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.350%+**                                       81,320,769          81,321
                                                                   -------------
Total Cash Equivalents
   (Cost $270,960) ($ Thousands)                                         270,960
                                                                   -------------
Total Investments -- 128.3%
(Cost $6,683,091)($ Thousands) ++                                  $   6,084,675
                                                                   =============
WRITTEN OPTIONS* -- 0.0%
   June 2009 U.S. Ten Year
      Treasury Call, Expires
      5/26/09, Expires 05/16/09,
      Strike Price $124.00                                  (101)            (96)
   June 2009 U.S. Ten Year
      Treasury Call, Expires
      5/26/09, Expires 05/16/09,
      Strike Price $125.00                                   (92)            (68)


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                          Contracts     ($ Thousands)
-----------                                        -------------   -------------
   June 2009 U.S. Ten Year
      Treasury Call, Expires 5/26/09,
      Expires 05/16/09,
      Strike Price $131.00                                   (85)  $        (171)
   June 2009 U.S. Ten Year
      Treasury Put, Expires 5/26/09,
      Expires 05/16/09,
      Strike Price $119.00                                  (102)           (213)
   June 2009 U.S. Ten Year
      Treasury Put, Expires 6/16/09,
      Expires 06/20/09,
      Strike Price $97.25                                   (183)            (11)
   June 2009 U.S. Ten Year
      Treasury Put, Expires 6/16/09,
      Expires 06/20/09,
      Strike Price $96.75                                   (316)            (12)
   June 2009 U.S. Ten Year
      Treasury Put, Expires 6/16/09,
      Expires 06/20/09,
      Strike Price $98.75                                   (164)            (90)
   March 2009 U.S. Ten Year
      Treasury Call, Expires 3/17/09,
      Expires 03/21/09,
      Strike Price $98.00                                    (92)           (164)
   March 2009 U.S. Ten Year
      Treasury Call, Expires 3/17/09,
      Expires 03/21/09,
      Strike Price $97.75                                    (85)           (205)
   March 2009 U.S. Ten Year
      Treasury Call, Expires 3/17/09,
      Expires 03/21/09,
      Strike Price $97.50                                   (155)           (470)
   March 2009 U.S. Ten Year
      Treasury Call, Expires 5/6/09,
      Expires 05/16/09,
      Strike Price $127.00                                  (102)            (40)
   March 2009 U.S. Ten Year
      Treasury Put, Expires 11/24/08,
      Expires 03/21/09,
      Strike Price $98.00                                    (90)             (1)
                                                                   -------------
Total Written Options
   (Premiums Received $1,434) ($ Thousands)                               (1,541)
                                                                   -------------

A summary of outstanding swap agreements held by the Fund at February 28, 2009, is as follows:

                              Credit Default Swaps

                                                                                                                 Net Unrealized
                                                                                                     Notional     Appreciation
                                                       Buy/Sell    (Pays)/Receives   Termination      Amount     (Depreciation)
Counterparty        Reference Entity/Obligation       Protection         Rate            Date      (Thousands)    ($Thousands)
-----------------   -------------------------------   ----------   ---------------   -----------   -----------   --------------
Barclays Bank PLC   ABX.HE.AAA 07-1 Index                SELL            0.09          08/25/37      (4,680)        $(2,532)
Barclays Bank PLC   ABX.HE.PENAAA 07-2                   SELL            0.76          01/25/38      (4,600)           (103)
Barclays Bank PLC   ABX-HE-PENAAA 07-2                   SELL            0.76          01/25/38      (4,000)            (53)
Barclays Bank PLC   CMBX-NA-AJ 1 Index                    BUY           (0.84)         10/12/49       2,000             952
Barclays Bank PLC   CMBX-NA-AJ 1 Index                    BUY           (0.84)         10/12/49       2,000             931
Citigroup           ABX.HE.AAA 06-2 Index                SELL            0.11          05/25/46      (2,100)           (509)
Citigroup           ABX.HE.AAA 07-1 Index                SELL            0.09          08/25/37      (3,545)         (1,907)
Citigroup           Arrow Electric, 6.875% 06/01/18       BUY           (0.82)         03/20/14       1,485              47


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

                              Credit Default Swaps

Citigroup           CDX11.IG.5.IDX                   BUY   (1.50)  12/20/13   14,000        57
Citigroup           Darden Restaurants Inc.,
                       6.000% 08/15/35               BUY   (2.73)  03/20/14    1,435       (31)
Citigroup           Darden Restaurants Inc.,
                       7.125% 02/01/16               BUY   (2.40)  03/20/15    1,200       (21)
Citigroup           Hewlett Packard, 5.400%
                       03/01/17                      BUY   (0.72)  03/20/14    1,485        (2)
Citigroup           Home Depot, 5.875% 12/16/36      BUY   (2.67)  03/20/14    5,100      (181)
Citigroup           Lowes Cos. Inc., 8.250%
                       06/01/10                      BUY   (1.20)  03/20/14    5,320        44
Citigroup           Nordstrom Incorporated,
                       6.950% 03/15/28               BUY   (3.15)  03/20/14    1,135       105
Citigroup           Pulte Homes Inc., 5.250%
                       01/15/14                      BUY   (3.91)  12/20/12    1,600       117
Citigroup           Toll Brothers, 6.875%
                       11/15/12                      BUY   (2.83)  12/20/12    1,400        57
Credit Suisse       ABX.HE.AA 06-2 Index            SELL    0.17   05/25/46   (5,000)     (439)
Credit Suisse       ABX.HE.AA 06-2 Index            SELL    0.17   05/25/46   (5,300)     (505)
Credit Suisse       ABX.HE.AAA 06-1 Index           SELL    0.09   08/25/37   (4,000)     (607)
Credit Suisse       ABX.HE.AAA 07-2 Index           SELL    0.76   01/25/38   (5,500)     (946)
Credit Suisse       CMBX-NA-AAA 2 Index              BUY   (0.07)  03/15/49    5,770     1,342
Credit Suisse       General Electric Capital
                       Corp., 5.625% 09/15/17       SELL    6.55   12/20/10   (2,570)      (53)
Deutsche Bank       Centex Corporation, 5.250%
                       06/15/15                      BUY   (4.40)  12/20/13      600        (7)
Deutsche Bank       CMBX-NA-AAA 3 Index              BUY   (0.08)  12/13/51    3,000       697
Deutsche Bank       Darden Restaurants Inc.,
                       6.000% 08/15/35               BUY   (2.25)  03/20/14    1,650         1
Deutsche Bank       Darden Restaurants Inc.,
                       7.125% 02/01/16               BUY   (2.25)  03/20/13      600        --
Deutsche Bank       Nordstrom Inc., 6.950%
                       03/15/28                      BUY   (2.10)  03/20/14    4,350       591
Deutsche Bank       Pulte Homes Inc., 5.250%
                       01/15/14                      BUY   (4.00)  03/20/15    2,250     (154)
Deutsche Bank       Pulte Homes Inc., 5.250%
                       01/15/14                      BUY   (4.62)  03/20/13    2,250     (144)
Goldman Sachs       ABX.HE.AA 06-2 Index            SELL    0.17   05/25/46   (3,800)     (343)
Goldman Sachs       ABX.HE.AAA 07-1 Index           SELL    0.09   08/25/37   (5,420)   (1,099)
Goldman Sachs       ABX.HE.AAA 07-2 Index           SELL    0.76   01/25/38   (2,500)     (461)
Greenwich Capital
   Markets          ABX.HE.AA 06-2 Index            SELL    0.17   05/25/46   (3,000)     (264)
Greenwich Capital
   Markets          ABX.HE.AAA 07-2 Index           SELL    0.76   01/25/38   (2,600)     (479)
JPMorgan Chase
   Bank             CMBX-NA-AAA 1 Index              BUY   (0.10)  10/12/52    5,770       905
JPMorgan Chase
   Bank             CMBX-NA-AAA 3 Index              BUY   (0.08)  12/13/49    1,500       391
JPMorgan Chase
   Bank             CMBX-NA-AAA 3 Index              BUY   (0.08)  12/13/49    4,900     1,169
JPMorgan Chase      Morgan Stanley, 6.600%
   Bank                04/01/12                      BUY   (0.91)  12/20/12    3,525       417
Merrill Lynch       Centex Corp., 5.250% 06/15/15    BUY   (3.56)  12/20/12    1,970       211
Merrill Lynch       Centex Corp., 5.250% 06/15/15    BUY   (3.65)  12/20/12    1,375       146
Merrill Lynch       Pulte Homes Inc., 5.250%
                       01/15/14                      BUY   (3.88)  12/20/12    3,050       222
Merrill Lynch       Toll Brothers, 6.875%
                       11/15/12                      BUY   (2.78)  12/20/12    3,300       136
Merrill Lynch       Toll Brothers, 6.875%
                       11/15/12                      BUY   (2.83)  12/20/12    2,000        81
Morgan Stanley      ABX.HE.AAA 07-1 Index           SELL    0.09   08/25/37   (2,100)     (444)
Morgan Stanley      ABX.HE.AAA 07-1 Index           SELL    0.09   08/25/37   (5,200)   (1,054)
Morgan Stanley      ABX.HE.AAA 07-2 Index           SELL    0.76   01/25/38   (3,000)     (799)
Morgan Stanley      ConocoPhillips 4.750%
                       10/15/20                     SELL    0.27   09/20/12   (1,620)      (42)
Morgan Stanley      Darden Restaurants Inc.,
                       7.125% 02/01/16               BUY   (2.25)  03/20/13      600        --
Morgan Stanley      Midamerican Energy Corp.,
                       4.625% 10/15/13              SELL    4.00   03/20/11   (5,400)     (145)
                                                                                       -------
                                                                                       $(4,705)
                                                                                       =======


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                               Interest Rate Swaps

                                                                                     Net Unrealized
                                                                                      Appreciation
                                                                   Notional Amount   (Depreciation)
 Counterparty     Fund Pays     Fund Receives   Termination Date     (Thousands)      ($Thousands)
-------------   -------------   -------------   ----------------   ---------------   --------------
Barclays Bank
   PLC              3.13%       3-Month LIBOR       11/25/39          10,450,000     $          811
Barclays Bank
   PLC              4.02%       3-Month LIBOR       10/27/39          15,650,000             (1,329)
Barclays Bank
   PLC          3-Month LIBOR       3.34%           11/25/14          43,510,000                512
Barclays Bank
   PLC          3-Month LIBOR       3.86%           10/27/14          59,530,000              2,236
Citigroup           4.31%       3-Month LIBOR       10/30/39          21,970,000             (3,059)
Citigroup       3-Month LIBOR       4.29%           10/30/14          81,200,000              4,663
Citigroup       3-Month LIBOR       4.04%           12/15/10           9,870,000                463
Deutsche Bank   3-Month LIBOR       4.40%           05/31/12          13,126,000              1,059
Merrill Lynch   3-Month LIBOR       3.40%           02/26/13           6,594,000                252
Merrill Lynch   3-Month LIBOR       3.70%           02/22/13          13,162,000                657
Merrill Lynch   3-Month LIBOR       3.95%           12/15/10          30,830,000              1,395
                                                                                     --------------
                                                                                     $        7,660
                                                                                     ==============

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2009, is as follows:

                                                              Unrealized
                Currency to Deliver   Currency to Receive    Appreciation
Maturity Date       (Thousands)           (Thousands)       ($ Thousands)
-------------   -------------------   -------------------   -------------
5/12/09            EUR       8,689       USD      11,233    $         202
5/12/09            GBP       9,109       USD      13,314              335
5/12/09            USD      11,201       GBP       7,980              169
                                                            -------------
                                                            $         706
                                                            =============

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                                                          Unrealized
                              Number of                  Appreciation
         Type of              Contracts    Expiration   (Depreciation)
         Contract           Long (Short)      Date       ($ Thousands)
-------------------------   ------------   ----------   --------------
90-Day Euro$                     664        Mar-2009    $        2,382
90-Day Euro$                      90        Jun-2009               336
90-Day Euro$                     650        Sep-2009               692
90-Day Euro$                     (26)       Sep-2009              (153)
90-Day Euro$                     (26)       Dec-2009              (161)
90-Day Euro$                      21        Mar-2010                (8)
90-Day Euro$                     (26)       Mar-2010              (165)
90-Day Euro$                     (26)       Jun-2010              (163)
90-Day Euro$                     (26)       Sep-2010              (160)
90-Day Euro$                     (26)       Dec-2010              (151)
90-Day Euro$                     (26)       Mar-2011              (140)
90-Day Euro$                     (26)       Jun-2011              (130)
Euro-Bund                         77        Mar-2009                62
U.S. 10-Year Treasury
Note                             324        Jun-2009              (407)
U.S. 10-Year Treasury
Note                           (1,772)      Jun-2009             2,820
U.S. 2-Year Treasury Note        342        Jul-2009               (83)
U.S. 5-Year Treasury Note      3,609        Jun-2009            (2,381)
U.S. Long Treasury Bond         (580)       Jun-2009             2,225
U.S. Long Treasury Bond           51        Jun-2009              (154)
                                                        --------------
                                                        $        4,261
                                                        ==============

SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

Restricted Securities -- At February 28, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2009, were as follows:

                                                                      Right to                                 % of
                                 Number of Shares/      Acquisition    Acquire       Cost      Market Value     Net
                             Face Amount ($Thousands)       Date        Date     ($Thousands)  ($Thousands)   Assets
                             ------------------------   -----------   --------   ------------  ------------   ------
Allegheny Energy Supply               2,040               4/19/06      4/19/06       2,142         2,071       0.04%
Huntington Auto Trust, Ser
   2008-1,Cl A3A                      7,095                6/3/08       6/3/08       7,094         6,926       0.15%
Huntington Auto Trust, Ser
   2008-1,Cl A4                       3,973                6/3/08       6/3/08       3,971         3,713       0.08%
Southern Natural Gas                  2,190               3/29/07      3/29/07       2,138         1,868       0.04%

     Percentages are based on a Net Assets of $4,741,333 ($ Thousands)

++ At February 29, 2009, the tax basis cost of the Fund's investments was $6,683,091 ($ Thousands), and the unrealized appreciation and depreciation were $90,098 ($ Thousands) and $(688,514) ($ Thousands) respectively.

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of February 28, 2009.

+++  Real Estate Investment Trust

+    Investment in Affiliated Security.

(A) Variable Rate Security -The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2009. The date reported on the Schedule of Investments is the final maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2009. The coupon on a step bond changes on a specified date.

(D) This security or a partial position of this security is on loan at February 28, 2009. The total value of securities on loan at February 28, 2009 was $546,305 ($ Thousands).

(E)  Security in default on interest payments.

(F) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2009 was $565,040 ($ Thousands).

(I) Securities considered illiquid. The total value of such securities as of February 29, 2008 was $37,182 ($ Thousands) and represented 0.78% of net assets.

(J) Securities considered restricted. The total value of such securities as of February 28, 2009 was $14,578($ Thousands) and represented 0.30% of net assets.

(K) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2009 was $23,634 ($ Thousands) and represented 0.50% of net assets.

ABS -- Asset-Based Security
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl  -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
LLC -- Limited Liability Company
MTN -- Medium Term Note
RB -- Revenue Bonds
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

Credit Default Swaps

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a "basket" of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement ("ISDA"), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.

As of February 28, 2009, the Fund is the buyer ("receiving protection") on a total notional amount of $86.6 million)1 and is the seller ("providing protection") on a total notional amount of $75.9 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

                                                                          CREDIT DEFAULT
WRITTEN CREDIT DERIVATIVE CONTRACTS           SINGLE NAME CDS               SWAP INDEX
                                        --------------------------   ------------------------
REFERENCE ASSET                          COPR US$    SOVEREIGN US$      ABS US$      CORP US$     Total
-------------------------------------   ----------   -------------   -------------   --------  ------------
Fair value written credit derivatives     (260,859)         --        (49,905,114)       --    (50,165,973)

Maximum potential amount of future
payments                                 2,030,000          --        (66,345,000)       --    (64,315,000)

Recourse provisions with third
parties to recover any
amounts paid under the credit
derivative (including any
purchased credit protection)(2)                 --          --                 --        --             --

Collateral held by the Fund
can obtain upon
occurrence of triggering event(2)          954,101          --                 --        --        954,101

1    FSP 133-1 does not require the quantification where the Fund is receiving protection, but such disclosure may be beneficial in quantifying off balance sheet risks as required by SoP 94-6.
2    For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
February 28, 2009

          MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

                                                                                     > 10
                          0-6 MONTHS   6-12 MONTHS    1-5 YEARS    5-10 YEARS        YEARS      Total
                          ----------   ----------    ----------   -----------  -----------   -----------
Current credit spread*
on underlying
(in basis points)(3)

0-100                             --            --           --            --           --            --

101-250                           --            --   10,000,000            --           --    10,000,000

251-500                           --            --           --            --           --            --

501-1000                          --            --   (7,970,000)           --           --    (7,970,000)

> than 1,000                      --            --           --            --  (66,345,000)  (66,345,000)
                          ----------   -----------   ----------   -----------  -----------   -----------
Total                             --            --    2,030,000            --  (66,345,000)  (64,315,000)

*The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.
3 If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CORPORATE OBLIGATIONS -- 82.5%

CONSUMER DISCRETIONARY -- 16.9%
   Adelphia Communications
      (escrow security)
         10.250%, 06/15/11                         $         125   $           2
         7.875%, 05/01/09                                     75               1
         7.750%, 01/15/09                                    250               3
   Adelphia Communications, Ser B
      (escrow security)
         9.500%, 02/15/04                                     25              --
   American Greetings
         7.375%, 06/01/16                                    800             412
   AmeriGas Partners
         7.125%, 05/20/16                                  1,190           1,107
   Amscan Holdings
         8.750%, 05/01/14                                  1,725           1,035
   ARAMARK
         8.500%, 02/01/15 (A)                              4,371           3,978
   Aramark Services
         4.670%, 02/01/15 (B)                                325             255
   ArvinMeritor
         8.750%, 03/01/12 (A)                              2,450             612
   Asbury Automotive Group
         7.625%, 03/15/17                                    225             101
   Ashtead Capital
         9.000%, 08/15/16 (C)                              3,549           2,058
   Bausch & Lomb Optical Supplies
         9.875%, 11/01/15 (A) (C)                          2,485           2,255
   Beazer Homes USA
         6.875%, 07/15/15                                    725             199
         6.500%, 11/15/13 (A)                              1,300             351
   Blockbuster
         9.000%, 09/01/12 (A)                              2,325           1,232
   Bonten Media Acquisition
         9.000%, 06/01/15 (C)                              1,400             308
   Boyd Gaming
         7.125%, 02/01/16 (A)                                 --              --
         7.125%, 02/01/16                                  1,915             977
   Broder Brothers, Ser B
         11.250%, 10/15/10 (A)                             1,200             279
   Brown Shoe
         8.750%, 05/01/12                                  1,025             846
   Burlington Coat Factory
      Warehouse
         11.125%, 04/15/14 (A)                             2,375             617
   Cablevision Systems, Ser B
         8.000%, 04/15/12 (A)                                350             338
   Caesars Entertainment
         7.875%, 03/15/10 (A)                              1,500             431
   Carrols
         9.000%, 01/15/13                                    700             592
   CBS
         7.700%, 07/30/10                                  4,100           4,069
   CCH I Holdings LLC
         11.750%, 05/15/14                                   150               2
         11.125%, 01/15/14                                   175               2
         10.000%, 05/15/14 (A)                               350               4
         9.920%, 04/01/14 (A)                                200               2

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   CCH I LLC
         11.000%, 10/01/15                         $         275   $          21
         11.000%, 10/01/15 (A)                             4,923             418
   CCH II LLC
         10.250%, 09/15/10 (A)                               325             262
   CCH II LLC, Ser B
         10.250%, 09/15/10 (A)                               200             160
   CCO Holdings LLC
         8.750%, 11/15/13 (A)                              3,535           2,757
   Centex
         5.125%, 10/01/13                                    370             287
         4.550%, 11/01/10                                  1,050             935
   Charter Communications
      Operating LLC
         10.875%, 09/15/14 (C)                             2,830           2,618
   Charter Communications
      Operating LLC
         8.000%, 04/30/12 (A) (C)                          4,645           4,134
   Choctaw Resort Development
      Entity
         7.250%, 11/15/19 (C)                                930             260
   Cinemark
         9.750%, 03/15/14 (A) (D)                            425             389
   Claire's Stores
         10.500%, 06/01/17 (A)                               275              42
         9.625%, 06/01/15                                  2,383             119
         9.250%, 06/01/15 (A)                                750             139
   Cooper-Standard Automotive
         8.375%, 12/15/14                                    450              67
   Couche-Tard US
         7.500%, 12/15/13 (A)                              6,483           6,126
   COX Communications
         7.875%, 08/15/09                                  1,320           1,340
   CSC Holdings
         8.125%, 07/15/09                                  3,500           3,561
   CSC Holdings, Ser B
         8.125%, 08/15/09                                     75              76
   Dana (escrow security)
         7.000%, 03/01/09                                    175               4
         7.000%, 03/15/28                                    200               5
         6.500%, 03/15/08                                    100               2
         6.500%, 03/01/29                                  1,100              28
   Delphi
         7.125%, 05/01/29 (E)                                250               5
   Denny's Holdings
         10.000%, 10/01/12 (A)                               380             327
   Dex Media
         9.000%, 11/15/13                                  3,110             202
         9.000%, 11/15/13 (A)                              1,625             106
         8.000%, 11/15/13 (A)                                825              54
   Dex Media West, Ser B
         9.875%, 08/15/13                                  3,660             558
         8.500%, 08/15/10                                  2,500           1,175
   DirecTV Holdings LLC
         8.375%, 03/15/13 (A)                                430             434
         6.375%, 06/15/15                                  4,947           4,489
   DISH DBS
         7.125%, 02/01/16                                  3,915           3,533
         6.625%, 10/01/14 (A)                              2,490           2,241
   Dollar General
         11.875%, 07/15/17 (A)                               275             265
         10.625%, 07/15/15 (A)                             2,340           2,346


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
  DR Horton
         6.500%, 04/15/16                          $         600   $         468
         6.000%, 04/15/11                                  1,095             986
         5.875%, 07/01/13                                    660             528
         5.625%, 01/15/16                                    600             462
   El Dorado Casino Shreveport PIK
         10.000%, 08/01/12                                 1,102             909
   Expedia
         8.500%, 07/01/16 (A) (C)                          1,845           1,513
   Eye Care Centers of America
         10.750%, 02/15/15                                   600             552
   Ferrellgas Partners
         6.750%, 05/01/14 (C)                              1,500           1,290
   Fontainebleau Las Vegas
         11.000%, 06/15/15 (C)                             3,500             228
   Ford Motor
         7.450%, 07/16/31 (A)                              3,825             717
         6.500%, 08/01/18 (A)                              3,085             525
   Galaxy Entertainment Finance
         9.875%, 12/15/12 (C)                              1,510             815
   Gaylord Entertainment
         8.000%, 11/15/13                                    900             596
         6.750%, 11/15/14                                    260             165
   General Motors
         8.375%, 07/15/33 (A)                              3,474             460
         8.250%, 07/15/23 (A)                              2,800             336
         7.700%, 04/15/16 (A)                              2,901             377
         7.125%, 07/15/13 (A)                              3,235             437
   General Nutrition Centers PIK
         7.584%, 03/15/14 (B)                                750             443
   Goodyear Tire & Rubber
         9.000%, 07/01/15 (A)                              1,826           1,379
         8.625%, 12/01/11 (A)                                831             665
   Great Canadian Gaming
         7.250%, 02/15/15 (C)                                275             192
   Group 1 Automotive
         8.250%, 08/15/13 (A)                                100              75
   GSC Holdings
         8.000%, 10/01/12 (A)                              1,480           1,487
   Hanesbrands, Ser B
         5.698%, 12/15/14 (B)                              4,335           2,861
   Harrah's Operating
         10.750%, 02/01/16 (A)                             4,603             644
         5.500%, 07/01/10                                     25               6
   Herbst Gaming
         8.125%, 06/01/12 (E)                              1,075               3
         7.000%, 11/15/14 (E)                                900               2
   Hertz
         10.500%, 01/01/16 (A)                             1,785             669
         8.875%, 01/01/14 (A)                                 50              24
         8.875%, 01/01/14                                  5,075           2,487
   Idearc
         8.000%, 11/15/16 (A)                              1,680              25
   Indianapolis Downs
         11.000%, 11/01/12 (A) (C)                           375             195
   Inergy
         8.750%, 03/01/15 (A) (C)                          1,660           1,627
         8.250%, 03/01/16                                    400             384
         6.875%, 12/15/14 (A)                              1,130           1,040
   Inn of the Mountain Gods
         12.000%, 11/15/10                                   325              39

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Invista
         9.250%, 05/01/12 (C)                      $         900   $         828
   Isle of Capri Casinos
         7.000%, 03/01/14 (A)                                922             369
   Jarden
         7.500%, 05/01/17 (A)                              5,925           4,621
   K. Hovnanian Enterprises
         8.625%, 01/15/17                                  1,825             484
         7.500%, 05/15/16                                    725             192
         6.500%, 01/15/14                                    625             174
         6.375%, 12/15/14                                    285              78
         6.250%, 01/15/16                                  1,350             358
         6.250%, 01/15/15 (A)                                750             195
   KAR Holdings
         10.000%, 05/01/15                                 1,125             382
         8.750%, 05/01/14                                  2,400           1,068
         5.170%, 05/01/14 (B)                                800             288
   Lamar Media
         7.250%, 01/01/13 (A)                              2,050           1,589
         6.625%, 08/15/15 (A)                              2,285           1,474
   Lamar Media, Ser B
         6.625%, 08/15/15                                    350             219
   Lear
         8.750%, 12/01/16                                  1,355             230
   Leslie's Poolmart
         7.750%, 02/01/13                                    525             428
   Levi Strauss
         9.750%, 01/15/15                                  1,113             924
   M/I Homes
         6.875%, 04/01/12                                    400             210
   Mandalay Resort Group
         6.500%, 07/31/09                                    100              79
   Mediacom LLC
         9.500%, 01/15/13 (A)                              1,693           1,473
   MediMedia USA
         11.375%, 11/15/14 (C)                               725             486
   Meritage Homes
         7.000%, 05/01/14                                     75              48
         6.250%, 03/15/15                                     50              30
   MGM Mirage
         13.000%, 11/15/13 (A) (C)                           695             500
         8.500%, 09/15/10 (A)                                300             136
         7.500%, 06/01/16 (A)                              6,810           2,741
         6.875%, 04/01/16                                  2,270           1,010
         6.750%, 09/01/12 (A)                              2,775           1,165
         6.750%, 04/01/13 (A)                              3,380           1,445
         6.000%, 10/01/09 (A)                              1,500           1,099
         5.875%, 02/27/14 (A)                              3,750           1,556
   Michaels Stores
         11.375%, 11/01/16                                    21               5
   Mohegan Tribal Gaming Authority
         6.875%, 02/15/15 (A)                                975             278
         6.125%, 02/15/13                                    325             138
   Neiman-Marcus Group PIK
         9.000%, 10/15/15                                  3,735           1,475
   Neiman-Marcus Group
         10.375%, 10/15/15 (A)                             1,410             587
   New Albertsons
         7.500%, 02/15/11                                    450             444
   OSI Restaurant Partners
         10.000%, 06/15/15 (A)                             1,125             280


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Penn National Gaming
         6.750%, 03/01/15                          $       3,490   $       2,897
   Penske Auto Group
         7.750%, 12/15/16                                  1,700             816
   Perry Ellis International, Ser B
         8.875%, 09/15/13                                  1,544             957
   Phillips-Van Heusen
         8.125%, 05/01/13                                    825             749
         7.250%, 02/15/11                                    100              94
   Pinnacle Entertainment
         8.750%, 10/01/13                                    675             601
         8.250%, 03/15/12 (A)                                345             307
   Pokagon Gaming Authority
         10.375%, 06/15/14 (C)                             1,956           1,721
   Quebecor Media
         7.750%, 03/15/16                                    700             571
   Rent-A-Center, Ser B
         7.500%, 05/01/10 (A)                              2,276           2,180
   RH Donnelley
         8.875%, 10/15/17                                  3,450             155
   RH Donnelley, Ser A-1
         6.875%, 01/15/13                                    350              15
   RH Donnelley, Ser A-3
         8.875%, 01/15/16 (A)                                100               4
   RJ Tower
         12.000%, 06/01/13 (A) (E)                           422               2
   Royal Caribbean Cruises
         7.250%, 06/15/16                                  1,970             985
         7.000%, 06/15/13 (A)                                925             518
         6.875%, 12/01/13                                    740             400
   RSC Equipment Rental
         9.500%, 12/01/14 (A)                              6,125           3,277
   Ryland Group
         5.375%, 05/15/12                                    525             454
   Ryland Group, Ser 2006-
         6.875%, 06/15/13                                    835             714
   Sally Holdings LLC
         10.500%, 11/15/16 (A)                             1,805           1,566
         9.250%, 11/15/14 (A)                              2,560           2,438
   Sealy Mattress
         8.250%, 06/15/14 (A)                              5,285           2,140
   Service International
         7.375%, 10/01/14                                  1,555           1,485
         7.000%, 06/15/17                                    975             887
         6.750%, 04/01/15                                  1,330           1,227
         6.750%, 04/01/16 (A)                              1,725           1,570
   SGS International
         12.000%, 12/15/13                                 1,350             736
   Shingle Springs Tribal Group
         9.375%, 06/15/15 (C)                                300             176
   Simmons
         7.875%, 01/15/14                                  4,195             566
         0.000%, 12/15/14 (A)                              6,595              66
   Sinclair Broadcast Group
         8.000%, 03/15/12 (A)                              3,000           1,800
         2.000%, 07/15/18 (C) (D)                            400             194
   Six Flags
         9.625%, 06/01/14 (A)                                550             102
   Sonic Automotive, Ser B
         8.625%, 08/15/13                                  1,907             591
   Stanadyne Holdings
         12.000%, 02/15/15 (D)                             1,500             675

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Stanadyne Holdings, Ser 1
         10.000%, 08/15/14                         $         475   $         309
   Standard-Pacific
         7.750%, 03/15/13                                    625             369
         7.000%, 08/15/15 (A)                                700             353
   Starwood Hotels & Resorts Worldwide
         7.875%, 05/01/12                                    640             554
         6.750%, 05/15/18                                  2,060           1,411
   Station Casinos
         6.875%, 03/01/16                                    960              29
         6.625%, 03/15/18                                  2,090              63
   Steinway Musical Instruments
         7.000%, 03/01/14 (C)                              5,645           3,726
   Stewart Enterprises
         6.250%, 02/15/13                                    560             490
   Sun Media
         7.625%, 02/15/13                                  1,175             705
   Tenneco
         8.625%, 11/15/14 (A)                              1,860             260
         8.125%, 11/15/15 (A)                              2,705             460
   Toll
         8.250%, 12/01/11                                  1,210           1,180
         8.250%, 02/01/11                                    910             896
   Town Sports International
         11.000%, 02/01/14                                 1,454             771
   Travelport LLC
         11.875%, 09/01/16 (A)                             7,085           2,338
         9.875%, 09/01/14                                    415             168
         5.886%, 09/01/14 (B)                              2,044             654
   TRW Automotive
         7.250%, 03/15/17 (C)                              1,805             505
         7.000%, 03/15/14 (C)                              2,985             836
   UAL 1995 Pass Through Trust A
         9.020%, 04/19/12                                    572             143
   United Components
         9.375%, 06/15/13                                  1,460             577
   United Rentals North America
         6.500%, 02/15/12 (A)                              1,100             864
   Univision Communications
         9.750%, 03/15/15 (C)                                900              68
   Vail Resorts
         6.750%, 02/15/14                                  3,865           3,247
   Viacom
         5.750%, 04/30/11                                  1,300           1,261
   Vicorp Restaurants
         10.500%, 04/15/11 (E)                               500              15
   Videotron
         6.875%, 01/15/14                                  3,264           3,052
   Virgin Media
         6.500%, 11/15/16 (C)                                340             178
                                                                   -------------
                                                                         175,368
                                                                   -------------
CONSUMER STAPLES -- 6.0%
   Alliance One International
         11.000%, 05/15/12                                   280             263
         8.500%, 05/15/12                                    190             165
   B&G Foods
         8.000%, 10/01/11                                    500             455
   Biomet
         11.625%, 10/15/17 (A)                             3,310           3,062


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Central Garden and Pet
         9.125%, 02/01/13 (A)                      $       1,445   $       1,076
   Chiquita Brands International
         8.875%, 12/01/15 (A)                              1,765           1,346
         7.500%, 11/01/14 (A)                                410             294
   Constellation Brands
         8.375%, 12/15/14 (A)                              2,005           2,020
         8.125%, 01/15/12                                    285             282
         7.250%, 09/01/16 (A)                              5,070           4,779
         7.250%, 05/15/17 (A)                              1,975           1,866
   Cott Beverages USA
         8.000%, 12/15/11                                    830             448
   Del Monte
         8.625%, 12/15/12                                    940             947
         6.750%, 02/15/15                                  2,490           2,378
   DJO Finance LLC
         10.875%, 11/15/14 (A)                             2,290           1,740
   Dole Food
         7.250%, 06/15/10                                    225             201
   Education Management LLC
         10.250%, 06/01/16 (A)                             1,075           1,005
   Elizabeth Arden
         7.750%, 01/15/14                                  1,425           1,026
   Erac USA Finance
         6.375%, 10/15/17 (C)                                585             380
   Fleming
         10.125%, 04/01/08 (E)                               943              19
         9.250%, 06/15/10 (E)                                198               4
   Global Cash Access LLC
         8.750%, 03/15/12                                  1,060             837
   HCA
         9.875%, 02/15/17 (C)                                395             379
         9.625%, 11/15/16                                 12,485          10,425
         9.250%, 11/15/16 (A)                             10,048           9,219
         9.125%, 11/15/14 (A)                                400             375
         6.500%, 02/15/16 (A)                              1,425             955
   Johnsondiversey Holdings
         10.670%, 05/15/13                                   835             618
   Laureate Education
         10.000%, 08/15/15 (C)                               525             360
   Merisant
         9.500%, 07/15/13 (A) (E)                          2,325             233
   Merisant Worldwide
         12.250%, 05/15/14 (E)                             1,100               1
   Michael Foods
         8.000%, 11/15/13                                  3,150           2,796
   National Beef Packing
         10.500%, 08/01/11                                   697             509
   NBTY
         7.125%, 10/01/15                                  2,356           1,885
   Pantry
         7.750%, 02/15/14                                  2,575           1,944
   Quebecor World Capital
         8.750%, 03/15/16 (A) (C)(E)                       2,175              92
         6.125%, 11/15/13 (A) (E)                          1,800              56

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Rite Aid
         10.375%, 07/15/16 (A)                     $         125   $          77
         9.500%, 06/15/17 (A)                              5,465           1,339
         9.375%, 12/15/11 (A)                                925             231
         8.625%, 03/01/15 (A)                              1,075             253
         7.700%, 02/15/27                                    150              18
         7.500%, 03/01/17 (A)                              1,270             686
         6.875%, 12/15/28 (C)                                350              42
   Seminole Indian Tribe of Florida
         7.804%, 10/01/20 (C)                                950             743
   Smithfield Foods
         7.750%, 07/01/17                                    125              76
         7.750%, 05/15/13                                    390             251
         7.000%, 08/01/11                                    275             208
   Spectrum Brands
         7.375%, 02/01/15 (A) (E)                          1,960             424
   SuperValu
         7.500%, 11/15/14                                  1,400           1,358
   Tyson Foods
         10.500%, 03/01/14 (C)                             1,380           1,301
   Universal Hospital Services
         8.500%, 06/01/15                                    475             413
         5.943%, 06/01/15 (B)                                200             142
   VWR Funding
         10.250%, 07/15/15                                 1,025             748
                                                                   -------------
                                                                          62,750
                                                                   -------------
ENERGY -- 10.9%
   Allis-Chalmers Energy
         9.000%, 01/15/14 (A)                              4,713           2,074
   Atlas Energy Resources LLC
         10.750%, 02/01/18 (C)                             1,420           1,150
   Atlas Pipeline Partners
         8.125%, 12/15/15                                    350             222
   Aventine Renewable Energy
         10.000%, 04/01/17                                 2,600             546
   Boardwalk Pipelines
         5.200%, 06/01/18                                  2,000           1,495
   Brigham Exploration
         9.625%, 05/01/14                                    875             459
   Calfrac Holdings
         7.750%, 02/15/15 (C)                              3,000           1,620
   Chaparral Energy
         8.875%, 02/01/17                                  1,900             456
         8.500%, 12/01/15                                    575             135
   Chesapeake Energy
         9.500%, 02/15/15                                  3,120           2,902
         7.625%, 07/15/13 (A)                                425             382
         7.500%, 09/15/13                                    225             201
         7.500%, 06/15/14                                    469             412
         7.250%, 12/15/18 (A)                              1,490           1,211
         7.000%, 08/15/14                                  3,531           3,019
         6.875%, 11/15/20                                    175             137
         6.875%, 01/15/16                                  1,020             839
         6.500%, 08/15/17                                  1,380           1,087
         6.375%, 06/15/15                                    370             302
   Cimarex Energy
         7.125%, 05/01/17 (A)                              1,650           1,353
   Colorado Interstate Gas
         6.800%, 11/15/15                                     88              81
   Complete Production Services
         8.000%, 12/15/16                                    635             429


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Compton Petroleum Finance
         7.625%, 12/01/13                          $       1,820   $         610
   Connacher Oil and Gas
         10.250%, 12/15/15 (C)                             2,030             771
   Copano Energy LLC
         7.750%, 06/01/18 (C)                              3,920           3,058
   Denbury Resources
         9.750%, 03/01/16                                  1,085           1,020
         7.500%, 04/01/13                                  3,940           3,585
         7.500%, 12/15/15                                  1,300           1,112
   Dynegy Holdings
         8.375%, 05/01/16 (A)                              1,650           1,048
         7.750%, 06/01/19 (A)                              1,640             992
         7.500%, 06/01/15 (A)                              4,510           2,796
         6.875%, 04/01/11 (A)                                225             188
   El Paso
         8.250%, 02/15/16                                  1,210           1,125
         8.050%, 10/15/30                                    150             118
         7.875%, 06/15/12 (A)                              1,425           1,352
         7.800%, 08/01/31                                  1,175             896
         7.420%, 02/15/37                                  1,300             920
         7.250%, 06/01/18 (A)                              3,490           3,080
         7.000%, 06/15/17 (A)                              1,770           1,553
         6.875%, 06/15/14                                    775             685
   El Paso Performance-Linked Trust
         7.750%, 07/15/11 (C)                                450             425
   Forest Oil
         8.500%, 02/15/14 (C)                                 50              45
         8.000%, 12/15/11                                    800             760
         7.750%, 05/01/14                                    505             449
         7.250%, 06/15/19 (C)                                930             744
   Frontier Oil
         8.500%, 09/15/16                                    815             786
   Helix Energy Solutions Group
         9.500%, 01/15/16 (C)                              3,920           2,195
   Hillcorp Energy
         9.000%, 06/01/16 (C)                              1,525           1,212
         7.750%, 11/01/15 (C)                              3,805           2,911
   Holly Energy Partners
         6.250%, 03/01/15                                  1,200             912
   International Coal Group
         10.250%, 07/15/14                                   985             709
   KCS Energy
         7.125%, 04/01/12                                    885             785
   Key Energy Services
         8.375%, 12/01/14                                  1,160             754
   Mariner Energy
         8.000%, 05/15/17                                    920             612
   MarkWest Energy Partners
         8.750%, 04/15/18                                  3,725           2,645
   MarkWest Energy Partners, Ser B
         8.500%, 07/15/16                                    250             180
         6.875%, 11/01/14                                  1,125             790
   Massey Energy
         6.875%, 12/15/13 (A)                              1,460           1,285
   Nabors Industries
         9.250%, 01/15/19 (C)                                800             735
         9.250%, 01/15/19                                  1,200           1,105
   Newfield Exploration
         7.125%, 05/15/18                                  1,525           1,342
         6.625%, 04/15/16 (A)                              2,615           2,275

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   OPTI Canada
         8.250%, 12/15/14 (A)                      $       2,095   $         712
         7.875%, 12/15/14                                  1,555             513
   Pacific Energy Partners
         7.125%, 06/15/14                                    200             184
         6.250%, 09/15/15                                    100              86
   Parker Drilling
         9.625%, 10/01/13                                    639             428
   Peabody Energy
         5.875%, 04/15/16                                    450             403
   Peabody Energy, Ser B
         6.875%, 03/15/13                                  3,700           3,598
   Petrobras International Finance
         7.875%, 03/15/19 (A)                                185             185
   PetroHawk Energy
         10.500%, 08/01/14 (C)                             2,500           2,463
         9.125%, 07/15/13 (A)                              2,722           2,572
         7.875%, 06/01/15 (C)                              2,295           1,974
   Petroleum Development
         12.000%, 02/15/18                                 2,675           1,692
   PetroProd
         10.850%, 05/24/13                                   900             117
   PHI
         7.125%, 04/15/13                                    125              74
   Plains Exploration & Production
         7.750%, 06/15/15                                     75              69
         7.625%, 06/01/18 (A)                                785             683
         7.000%, 03/15/17                                  1,120             955
   Pride International
         7.375%, 07/15/14 (A)                              3,001           2,986
   Quicksilver Resources
         8.250%, 08/01/15                                  1,605           1,308
         7.125%, 04/01/16                                  1,075             709
   Range Resources
         7.250%, 05/01/18 (A)                                725             656
         6.375%, 03/15/15                                    925             830
   Regency Energy Partners
         8.375%, 12/15/13                                  1,435           1,195
   Sabine Pass LNG LP
         7.500%, 11/30/16 (C)                                625             420
         7.250%, 11/30/13 (A)                              1,550           1,085
   SandRidge Energy
         8.625%, 04/01/15                                    750             501
         8.000%, 06/01/18 (C)                              1,375           1,073
   SESI LLC
         6.875%, 06/01/14                                    950             751
   Sonat
         7.625%, 07/15/11                                    750             717
   Southwestern Energy
         7.500%, 02/01/18 (A) (C)                          2,000           1,890
   Swift Energy
         7.625%, 07/15/11                                  3,769           3,222
   Targa Resources Partners
         8.500%, 11/01/13                                    375             236
         8.250%, 07/01/16 (A) (C)                            925             657
   Tennessee Gas Pipeline
         8.000%, 02/01/16 (C)                                880             865
   Tesoro
         6.625%, 11/01/15                                  1,880           1,532
   United Refining
         10.500%, 08/15/12                                   850             506


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Venoco
         8.750%, 12/15/11                          $       2,940   $       1,499
   Whiting Petroleum
         7.250%, 05/01/13                                    715             583
   Williams
         8.750%, 01/15/20 (C)                                 50              50
         8.125%, 03/15/12                                    150             148
         7.875%, 09/01/21                                  1,160           1,085
         7.750%, 06/15/31                                    475             394
   Williams Partners
         7.250%, 02/01/17 (A)                              2,905           2,527
   Williams, Ser A
         7.500%, 01/15/31                                    375             305
                                                                   -------------
                                                                         113,515
                                                                   -------------
FINANCIALS -- 6.6%
   AAC Group Holding
         10.250%, 10/01/12 (C)                             1,080             734
   ACE Cash Express
         10.250%, 10/01/14 (C)                               675             100
   Algoma Acquisition
         9.875%, 06/15/15 (C)                                150              59
   ALH Finance LLC
         8.500%, 01/15/13                                  4,275           3,506
   Alliant Holdings
         11.000%, 05/01/15 (C)                             1,225             790
   American Achievement Group Holding
         12.750%, 10/01/12                                 1,023             225
   Cardtronics
         9.250%, 08/15/13                                  1,115             736
         9.250%, 08/15/13                                    605             399
   Deluxe
         7.375%, 06/01/15                                    200             127
   E*Trade Financial
         12.500%, 11/30/17                                   660             304
   Felcor Lodging LP
         4.443%, 12/01/11 +++ (B)                            200             102
   FireKeepers Development Authority
         13.875%, 05/01/15 (C)                               300             189
   Ford Motor Credit LLC
         12.000%, 05/15/15                                   625             364
         9.875%, 08/10/11                                  1,740           1,011
         9.750%, 09/15/10                                    200             129
         8.000%, 12/15/16 (A)                              2,675           1,260
         7.800%, 06/01/12                                  7,310           3,962
         7.375%, 10/28/09                                  1,225             976
         7.250%, 10/25/11                                  1,965           1,065
         7.000%, 10/01/13                                  3,862           1,902
         5.544%, 04/15/09 (A) (B)                          3,340           3,090
         4.010%, 01/13/12 (B)                                635             311
         2.664%, 01/15/10 (A) (B)                            680             452
   Fresenius US Finance II
         9.000%, 07/15/15 (A) (C)                          1,000           1,040
   FTI Consulting
         7.750%, 10/01/16                                  1,205           1,190
         7.625%, 06/15/13                                    960             958

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GMAC LLC
         8.000%, 11/01/31 (A) (C)                  $       3,267   $       1,467
         8.000%, 11/01/31 (A)                                900             333
         7.750%, 01/19/10 (A) (C)                            290             232
         7.250%, 03/02/11 (A) (C)                            807             557
         7.000%, 02/01/12 (C)                                 63              38
         6.875%, 08/28/12 (A) (C)                          5,861           3,374
         6.875%, 09/15/11 (C)                              3,819           2,486
         6.750%, 12/01/14 (A)                              4,271           2,074
         6.625%, 05/15/12 (C)                              1,111             640
         6.000%, 12/15/11 (C)                                643             377
         5.625%, 05/15/09                                    900             805
         2.488%, 05/15/09 (B)                              1,225           1,081
   GrafTech Finance
         10.250%, 02/15/12                                    78              70
   Hartford Financial Services Group
         8.125%, 06/15/38 (B)                              1,435             681
   Hawker Beechcraft Acquisition LLC
         9.750%, 04/01/17 (C)                                200              27
   Hellas II
         6.844%, 01/15/15 (B) (C)                          2,100             399
   Host Hotels & Resorts
         3.250%, 04/15/24 +++ (C)                            460             417
   Host Hotels & Resorts LP
         6.875%, 11/01/14 +++ (A)                          1,740           1,301
   Host Marriott LP
         7.125%, 11/01/13 +++ (A)                            270             214
   Host Marriott LP, Ser O
         6.375%, 03/15/15 +++ (A)                          1,555           1,120
   Host Marriott LP, Ser Q
         6.750%, 06/01/16 +++ (A)                          2,750           1,980
   HUB International Holdings
         9.000%, 12/15/14 (C)                              3,250           2,113
   Icahn Enterprises
         7.125%, 02/15/13 (A)                              4,725           3,886
   iPayment
         9.750%, 05/15/14                                  1,100             649
   JPMorgan Chase
         7.900%, 04/29/49 (B)                                340             235
   LaBranche
         11.000%, 05/15/12                                   445             392
   Lehman Brothers Holdings MTN
         6.875%, 05/02/18 (A) (E)                          3,050             396
         5.625%, 01/24/13 (A) (E)                          1,000             135
   Leucadia National
         8.125%, 09/15/15                                    450             373
   Liberty Mutual Group
         10.750%, 06/15/58 (B) (C)                         1,340             710
   Marlin Water Trust II
         6.310%, 07/15/03 (C) (E)                          4,000               5
   MetLife Capital Trust X
         9.250%, 04/08/38 (B) (C)                            600             400
   Nuveen Investments
         10.500%, 11/15/15 (A) (C)                            --              --
         10.500%, 11/15/15 (C)                             6,335           1,457
   Omega Healthcare Investors
         7.000%, 01/15/16 +++                                825             748
   Petroplus Finance
         7.000%, 05/01/17 (A) (C)                          2,515           1,861
         6.750%, 05/01/14 (A) (C)                          1,495           1,159


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Pinnacle Foods Finance LLC
         10.625%, 04/01/17 (A)                     $       1,825   $       1,296
         9.250%, 04/01/15 (A)                                505             414
   PXRE Capital Trust I
         8.850%, 02/01/27                                  1,600           1,032
   Senior Housing Properties Trust
         7.875%, 04/15/15 +++                                645             529
   Silicon Valley Bank
         5.700%, 06/01/12                                    675             653
   Snoqualmie Entertainment
      Authority
         9.125%, 02/01/15 (A) (C)                          1,375             742
         5.384%, 02/01/14 (B) (C)                            275             148
   UCI Holdco
         9.996%, 12/15/13 (B)                              1,118              89
   Universal City Development
      Partners
         11.750%, 04/01/10                                   840             645
   Universal City Florida Holding
         5.920%, 05/01/10 (B)                              2,823           1,355
   USB Capital IX
         6.189%, 04/15/49 (B)                                415             166
   Ventas Realty LP
         7.125%, 06/01/15 +++                              1,050             929
         6.750%, 04/01/17 +++ (A)                            775             655
         6.625%, 10/15/14 +++                                375             331
   Wells Fargo Capital XIII MTN
         7.700%, 12/29/49 (B)                                345             168
                                                                   -------------
                                                                          68,325
                                                                   -------------
HEALTH CARE -- 4.6%
   Alliance Imaging, Ser B
         7.250%, 12/15/12                                    550             514
   Biomet
         10.375%, 10/15/17 (A)                             7,130           6,221
         10.000%, 10/15/17 (A)                             2,085           2,085
   Bio-Rad Laboratories
         6.125%, 12/15/14                                    900             774
   Community Health Systems
         8.875%, 07/15/15 (A)                             10,175           9,628
   Cooper
         7.125%, 02/15/15                                  1,590           1,429
   CRC Health
         10.750%, 02/01/16                                 1,925           1,213
   DaVita
         6.625%, 03/15/13                                  4,000           3,900
   Fresenius Medical Care Capital
      Trust IV
         7.875%, 06/15/11                                  1,820           1,829
   Healthsouth
         8.323%, 06/15/14 (B)                              1,255           1,079
   NMH Holdings
         9.121%, 06/15/14 (B) (C)                            764             428
   Psychiatric Solutions
         7.750%, 07/15/15 (A)                              2,625           2,303
   Res-Care
         7.750%, 10/15/13                                    625             539
   Select Medical
         7.625%, 02/01/15                                  2,215           1,362
   Spheris
         11.000%, 12/15/12                                 1,400             441

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Sun Healthcare
         9.125%, 04/15/15                          $         375   $         344
   Surgical Care Affiliates
         8.875%, 07/15/15 (C)                              1,580             948
   Tenet Healthcare
         9.875%, 07/01/14 (A)                              1,125             892
         9.250%, 02/01/15 (A)                              5,645           4,460
         7.375%, 02/01/13                                  1,030             870
         6.375%, 12/01/11                                  1,175           1,046
   United Surgical Partners
      International
         8.875%, 05/01/17                                  1,435           1,101
   United Surgical Partners
      International PIK
         9.250%, 05/01/17 (A)                              3,190           2,169
   US Oncology
         10.750%, 08/15/14 (A)                             1,275           1,176
         9.000%, 08/15/12 (A)                                675             640
   Vanguard Health Holding I
         11.250%, 10/01/15 (D)                               600             513
   Vanguard Health Holding II
      9.000%, 10/01/14                                       325             298
                                                                   -------------
                                                                          48,202
                                                                   -------------
INDUSTRIALS -- 6.7%
   ACCO Brands
         7.625%, 08/15/15                                  5,360           2,171
   Actuant
         6.875%, 06/15/17                                  3,400           3,009
   AGY Holding
         11.000%, 11/15/14                                   800             480
   Ahern Rentals
         9.250%, 08/15/13                                     50              16
   Aleris International PIK
         9.000%, 12/15/14 (E)                                950               3
   Aleris International
         10.000%, 12/15/16 (A) (E)                         1,675               2
   Allied Waste North America
         7.875%, 04/15/13                                    600             599
         7.250%, 03/15/15                                  1,045           1,019
         6.875%, 06/01/17 (A)                                660             627
         6.500%, 11/15/10 (A)                              4,400           4,378
         6.125%, 02/15/14 (A)                              1,550           1,472
   Allied Waste North America, Ser B
         7.375%, 04/15/14 (A)                                943             929
         7.125%, 05/15/16 (A)                                610             589
   Allison Transmission
         11.250%, 11/01/15 (A) (C)                           875             337
         11.000%, 11/01/15 (C)                               300             145
   Altos Hornos de Mexico, Ser A
         11.375%, 04/30/02 (E)                               525              55
   Altos Hornos de Mexico, Ser B
         11.875%, 04/30/04 (E)                               975             102
   American Airlines, Ser 01-1
         7.379%, 05/23/16                                     90              44
   American Railcar Industries
         7.500%, 03/01/14                                    325             224
   Ames True Temper
         10.000%, 07/15/12 (A)                             1,135             516
         5.094%, 01/15/12 (B)                              1,480             962
   Associated Materials
         9.750%, 04/15/12 (A)                                795             656


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Atrium
         15.000%, 12/15/12 (A) (C)                 $       1,378   $          14
   Baker & Taylor
         11.500%, 07/01/13 (C)                               925             141
   Baldor Electric
         8.625%, 02/15/17 (A)                              2,070           1,641
   BE Aerospace
         8.500%, 07/01/18 (A)                                650             518
   Belden
         7.000%, 03/15/17                                    175             137
   Buffalo Thunder Development
      Authority
         9.375%, 12/15/14 (C)                              2,050             102
   Building Materials Corp of
      America
         7.750%, 08/01/14                                    820             562
   Casella Waste Systems
         9.750%, 02/01/13                                  1,385           1,212
   Chart Industries
         9.125%, 10/15/15                                    325             256
   Cornell
         10.750%, 07/01/12                                   680             626
   Corrections Corp of America
         7.500%, 05/01/11                                  1,350           1,350
         6.750%, 01/31/14                                    520             504
         6.250%, 03/15/13 (A)                              1,883           1,803
   Delta Air Lines, Ser 2002-1, Cl C
         7.779%, 01/02/12 (A)                                561             483
   Delta Air Lines, Ser 2002-1
         8.300%, 12/15/29                                    850               4
   ESCO
         5.871%, 12/15/13 (B) (C)                            125              77
   General Cable
         7.125%, 04/01/17 (A)                                240             206
   Graphic Packaging International
         9.500%, 08/15/13 (A)                              1,765           1,315
   Greenbrier
         8.375%, 05/15/15                                    855             421
   Gulfmark Offshore
         7.750%, 07/15/14                                  1,304             998
   Hawker Beechcraft Acquisition
      LLC PIK
         8.875%, 04/01/15 (A)                              2,955             251
   Indalex Holding, Ser B
         11.500%, 02/01/14                                   401              44
   Interface
         9.500%, 02/01/14                                    275             198
   Interline Brands
         8.125%, 06/15/14                                    760             646
   Iron Mountain
         8.750%, 07/15/18 (A)                              1,060           1,055
         8.625%, 04/01/13                                    875             875
         8.000%, 06/15/20                                    975             917
         6.625%, 01/01/16                                  2,070           1,925
   J.B. Poindexter
         8.750%, 03/15/14 (A)                                325             185
   Kansas City Southern de Mexico
         9.375%, 05/01/12                                    460             451
   L-3 Communications
         7.625%, 06/15/12 (A)                              1,000           1,005
         5.875%, 01/15/15                                  2,587           2,387

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   L-3 Communications, Ser B
         6.375%, 10/15/15                          $       4,551   $       4,301
   Language Line
         11.125%, 06/15/12                                 1,875           1,659
   Millar Western Forest
         7.750%, 11/15/13                                    257             126
   Mobile Mini
         6.875%, 05/01/15                                  1,215             899
   Mobile Services Group
         9.750%, 08/01/14                                    425             334
   Moog
         7.250%, 06/15/18 (C)                                420             378
   Mueller Water Products
         7.375%, 06/01/17                                  1,050             725
   Nebraska Book
         8.625%, 03/15/12                                    250             130
   Noble Group
         6.625%, 03/17/15 (A) (C)                            475             294
   Nortek
         8.500%, 09/01/14                                    300              48
   Northwest Airlines (escrow
      security)
         8.875%, 06/01/06                                  1,500               1
         7.857%, 03/15/08                                    175              --
         7.625%, 11/15/23 (D)                              1,175               1
   Park-Ohio Industries
         8.375%, 11/15/14                                    775             318
   Penhall International
         12.000%, 08/01/14 (C)                               750             352
   Ply Gem Industries
         11.750%, 06/15/13                                   850             391
   Propex Fabrics
         10.000%, 12/01/12 (E)                               125              --
   Quality Distribution LLC
         9.000%, 11/15/10                                    800             292
   RBS Global & Rexnord
         11.750%, 08/01/16 (A)                               960             629
         8.875%, 09/01/16                                  3,290           2,476
   Saint Acquisition
         12.500%, 05/15/17 (A) (C)                            50               5
   Sequa
         11.750%, 12/01/15 (C)                             1,050             168
   SPX
         7.625%, 12/15/14 (C)                              1,330           1,234
   Terex
         8.000%, 11/15/17 (A)                              9,060           7,293
   Thermadyne Holdings
         9.500%, 02/01/14                                  1,040             663
   Titan International
         8.000%, 01/15/12                                  3,360           2,696
   TransDigm
         7.750%, 07/15/14                                  1,475           1,357
   United Air Lines
         9.125%, 01/15/12 (E)                                625              --
   United Air Lines, Ser A
         10.670%, 05/01/04 (E)                               325              --
   Vought Aircraft Industries
         8.000%, 07/15/11                                  3,405           1,873
   Waste Management
         7.375%, 03/11/19                                    100              99
         6.375%, 03/11/15                                    175             173
                                                                   -------------
                                                                          69,559
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
INFORMATION TECHNOLOGY -- 3.3%
   Activant Solutions
         9.500%, 05/01/16                          $       1,900   $       1,097
   Advanced Micro Devices
         7.750%, 11/01/12 (A)                              1,875             778
   Affiliated Computer Services
         5.200%, 06/01/15                                    250             198
   Amkor Technology
         9.250%, 06/01/16 (A)                              1,825           1,031
         7.750%, 05/15/13 (A)                                460             272
         7.125%, 03/15/11 (A)                              2,000           1,480
   Celestica
         7.875%, 07/01/11                                    470             451
         7.625%, 07/01/13                                    530             474
   Compagnie Generale de
      Geophysique
         7.750%, 05/15/17                                  1,010             782
         7.500%, 05/15/15                                  1,339           1,048
   Compucom Systems
         12.500%, 10/01/15 (C)                             1,025             533
   First Data
         9.875%, 09/24/15                                  4,300           2,365
   Flextronics International
         6.500%, 05/15/13                                    510             450
         6.250%, 11/15/14 (A)                              3,935           3,305
   Freescale Semiconductor PIK
         9.125%, 12/15/14 (A)                              7,010             456
   Freescale Semiconductor
         8.875%, 12/15/14                                  2,580             465
   Lender Processing Services
         8.125%, 07/01/16                                    650             649
   MagnaChip Semiconductor
         6.875%, 12/15/11 (A) (E)                            425               4
   NXP Funding LLC
         9.500%, 10/15/15 (A)                              3,520             299
         7.875%, 10/15/14 (A)                              3,180             636
   Open Solutions
         9.750%, 02/01/15 (C)                              5,125             807
   Sanmina-SCI
         4.746%, 06/15/14 (A)(B)(C)                        1,250             594
         4.746%, 06/15/10 (B) (C)                          2,380           2,047
   Seitel
         9.750%, 02/15/14 (A)                              2,375             974
   Sensata Technologies
         8.000%, 05/01/14                                  4,205           1,093
   Smart Modular
         6.935%, 04/01/12 (B)                              4,960           3,918
   Sungard Data Systems
         10.625%, 05/15/15 (A) (C)                         1,200           1,014
         10.250%, 08/15/15 (A)                             7,412           5,077
         9.125%, 08/15/13 (A)                              2,437           2,072
                                                                   -------------
                                                                          34,369
                                                                   -------------
MATERIALS -- 8.2%
   Abitibi-Consolidated
         8.850%, 08/01/30 (A)                                150              12
         8.550%, 08/01/10 (A)                              2,850             257
         8.375%, 04/01/15                                    425              38
   Airgas
         7.125%, 10/01/18 (C)                                400             380

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   AK Steel
         7.750%, 06/15/12 (A)                      $       3,900   $       3,354
   Appleton Papers, Ser B
         9.750%, 06/15/14                                    650             143
   Arch Western Finance LLC
         6.750%, 07/01/13                                  7,120           6,657
   Ball
         6.875%, 12/15/12 (A)                                825             821
   Basell
         8.375%, 08/15/15 (A) (C)                            775              39
   Bowater
         9.500%, 10/15/12                                    475              67
         9.000%, 08/01/09                                    400             102
   Bowater Canada Finance
         7.950%, 11/15/11                                    275              36
   Bway
         10.000%, 10/15/10                                 2,465           2,311
   California Steel Industries
         6.125%, 03/15/14                                    275             190
   Cascades
         7.250%, 02/15/13                                    625             358
   Catalyst Paper
         7.375%, 03/01/14                                    338             118
   Catalyst Paper, Ser D
         8.625%, 06/15/11                                  1,545             711
   Crown Americas
         7.750%, 11/15/15 (A)                                960             967
   Crown Cork & Seal
         8.000%, 04/15/23 (A)                              1,450           1,301
   Domtar
         9.500%, 08/01/16 (A)                                250             172
         7.875%, 10/15/11                                     90              77
         7.125%, 08/15/15                                  1,275             867
   Evraz Group
         9.500%, 04/24/18 (C)                              3,150           1,607
         8.875%, 04/24/13 (C)                              1,500             900
   FMG Finance
         10.625%, 09/01/16 (C)                             2,470           2,100
   Freeport-McMoRan Copper &
      Gold
         8.375%, 04/01/17 (A)                             10,465           9,026
         8.250%, 04/01/15 (A)                              2,690           2,394
         7.084%, 04/01/15 (A) (B)                          1,200             897
   Georgia Gulf
         9.500%, 10/15/14                                    325              42
         7.125%, 12/15/13                                    125              16
   Georgia-Pacific
         8.125%, 05/15/11 (A)                              1,200           1,164
         8.000%, 01/15/24                                  1,850           1,388
         7.700%, 06/15/15 (A)                              1,575           1,386
         7.125%, 01/15/17 (A) (C)                          2,070           1,899
         7.000%, 01/15/15 (A) (C)                          3,280           3,050
   Georgia-Pacific LLC
         9.500%, 12/01/11                                    135             134
   Graham Packaging
         9.875%, 10/15/14                                  4,855           3,059
   Hexion US Fin/Nova Scotia
         9.750%, 11/15/14 (A)                              6,960             905
         5.734%, 11/15/14 (B)                                750              71
   Huntsman International LLC
         7.875%, 11/15/14                                  1,910             907
         7.375%, 01/01/15                                  1,140             533


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Huntsman LLC
         11.625%, 10/15/10                         $         255   $         252
         11.500%, 07/15/12                                 1,440           1,134
   INEOS Group Holdings PLC
         8.500%, 02/15/16 (A) (C)                          3,370             202
   Innophos
         8.875%, 08/15/14                                  1,535           1,220
   Innophos Holdings
         9.500%, 04/15/12 (C)                                700             504
   Intertape Polymer
         8.500%, 08/01/14                                    935             580
   MacDermid
         9.500%, 04/15/17 (A) (C)                          2,340             924
   Methanex
         6.000%, 08/15/15                                    175             117
   Millennium America
         7.625%, 11/15/26 (E)                                200               7
   Momentive Performance Materials
         11.500%, 12/01/16 (A)                               730             153
         9.750%, 12/01/14 (A)                              1,105             420
   Mosaic
         7.625%, 12/01/16 (A) (C)                          2,825           2,712
   Mosaic Global Holdings
         7.300%, 01/15/28                                    325             284
   Nalco
         8.875%, 11/15/13 (A)                              2,330           2,254
         7.750%, 11/15/11                                    465             460
   Neenah
         9.500%, 01/01/17 (A)                                500             155
   Newark Group
         9.750%, 03/15/14                                    800              64
   NewPage
         10.000%, 05/01/12 (A)                             1,440             436
   Noranda Aluminium Acquisition
         6.595%, 05/15/15 (B)                              3,690             886
   Noranda Aluminium Holding
         8.345%, 11/15/14 (B)                                650              97
   Novelis
         7.250%, 02/15/15                                  1,000             313
   Owens Brockway Glass Container
         6.750%, 12/01/14 (A)                              1,245           1,201
   P.H. Glatfelter
         7.125%, 05/01/16                                  1,550           1,302
   Packaging Dynamics Finance
         10.000%, 05/01/16 (C)                             2,565           1,103
   PolyOne
         8.875%, 05/01/12 (A)                              3,660           1,501
   Reichhold Industries
         9.000%, 08/15/14 (C)                              2,206             971
   Rock-Tenn
         9.250%, 03/15/16 (C)                                665             662
         5.625%, 03/15/13                                  2,200           1,930
   Rockwood Specialties Group
         7.500%, 11/15/14                                  1,855           1,577
   Ryerson
         12.250%, 11/01/15 (A) (C)                         1,105             657
         8.545%, 11/01/14 (B) (C)                            150              77
   Sappi Papier Holding
         6.750%, 06/15/12 (C)                              1,100             677
   Solo Cup
         8.500%, 02/15/14                                    785             538

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Steel Capital for OAO Severstal
         9.750%, 07/29/13 (C)                      $         380   $         219
   Steel Dynamics
         7.750%, 04/15/16 (C)                              2,420           1,863
         7.375%, 11/01/12                                  1,550           1,341
         6.750%, 04/01/15 (A)                                500             389
   Stone Container
         8.375%, 07/01/12 (A) (E)                          2,800             224
         8.000%, 03/15/17 (A) (E)                            600              53
   Terra Capital, Ser B
         7.000%, 02/01/17                                  1,575           1,433
   Tube City IMS
         9.750%, 02/01/15                                    750             154
   U.S. Steel
         7.000%, 02/01/18 (A)                              1,575           1,180
         6.650%, 06/01/37                                    150              99
   Vedanta Resources
         9.500%, 07/18/18 (C)                              2,470           1,408
   Verso Paper Holdings LLC, Ser B
         11.375%, 08/01/16                                   325              68
   Vitro
         9.125%, 02/01/17 (A)                              3,915             988
                                                                   -------------
                                                                          85,245
                                                                   -------------
TELECOMMUNICATION SERVICES -- 15.3%
   American Tower
         7.500%, 05/01/12 (A)                                100             100
         7.125%, 10/15/12 (A)                                990             988
         7.000%, 10/15/17 (A) (C)                            225             220
   CCH II LLC
         10.250%, 10/01/13 (A) (C)                         1,251             970
   Centennial Communications
         8.125%, 02/01/14                                    400             414
         7.185%, 01/01/13 (B)                                405             403
   Charter Communications
      Operating LLC
         8.375%, 04/30/14 (A) (C)                            845             727
   Cincinnati Bell
         7.250%, 07/15/13 (A)                              2,575           2,459
         7.000%, 02/15/15                                    760             692
   Citizens Communications
         9.250%, 05/15/11 (A)                                450             459
         7.125%, 03/15/19 (A)                              1,810           1,520
         6.625%, 03/15/15                                  1,175           1,037
   COX Enterprises
         7.375%, 06/15/09 (C)                              3,425           3,456
   Cricket Communications
         10.000%, 07/15/15 (C)                               650             600
   Cricket Communications I
         9.375%, 11/01/14 (A)                              9,765           8,911
   Crown Castle International
         9.000%, 01/15/15 (A)                              5,530           5,392
   CSC Holdings
         8.625%, 02/15/19 (A) (C)                          2,890           2,688
         8.500%, 06/15/15 (C)                                899             859
         8.500%, 04/15/14 (A) (C)                          1,818           1,745
         6.750%, 04/15/12 (A)                                245             235
   Dex Media West LLC
         8.500%, 08/15/10 (A)                                 --              --
   Digicel Group
         9.250%, 09/01/12 (C)                              1,885           1,701
         9.125%, 01/15/15 (A) (C)                            819             575
         8.875%, 01/15/15 (A) (C)                          4,875           3,632


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   DirecTV Holdings LLC
         7.625%, 05/15/16 (A)                      $       3,060   $       2,938
   DISH DBS
         7.750%, 05/31/15                                  4,680           4,317
         6.375%, 10/01/11 (A)                              1,235           1,179
   Fairpoint Communications
         13.125%, 04/01/18 (C)                             2,155             894
   GCI
         7.250%, 02/15/14                                  1,450           1,305
   Hawaiian Telcom Communications, Ser B
         9.750%, 05/01/13 (A) (E)                            425              23
   Hughes Network Systems LLC
         9.500%, 04/15/14                                  1,110             971
   Inmarsat Finance
         10.375%, 11/15/12                                 1,635           1,668
   Intelsat
         9.250%, 06/15/16 (A) (C)                            850             776
   Intelsat Bermuda
         11.250%, 06/15/16 (A)                             5,000           4,712
   Intelsat Jackson Holdings
         9.500%, 06/15/16 (A) (C)                          1,670           1,545
   Intelsat Subsidiary Holding
         8.875%, 01/15/15 (A) (C)                          2,250           2,126
         8.875%, 01/15/15 (C)                              4,025           3,824
         8.500%, 01/15/13 (C)                              2,450           2,327
   iPCS
         3.295%, 05/01/13 (B)                              1,180             850
   iPCS PIK
         4.420%, 05/01/14 (B)                              2,890           1,705
   Lamar Media
         6.625%, 08/15/15                                    475             297
   LBI Media
         11.000%, 10/15/13                                   500             175
         8.500%, 08/01/17 (C)                                170              51
   Level 3 Financing
         8.750%, 02/15/17 (A)                              1,650             945
         5.485%, 02/15/15 (B)                                100              48
   Liberty Media LLC
         7.875%, 07/15/09                                  3,600           3,421
   Local Insight Regatta Holdings
         11.000%, 12/01/17                                 1,075             258
   Lucent Technologies
         6.450%, 03/15/29                                    360             130
   MetroPCS Wireless
         9.250%, 11/01/14 (C)                              1,150           1,081
         9.250%, 11/01/14 (A)                              9,410           8,892
   Nextel Communications
         6.875%, 10/31/13                                    600             285
   Nielsen Finance LLC
         12.500%, 08/01/16 (D)                             1,650             643
         11.625%, 02/01/14 (A) (C)                         1,125             973
         10.000%, 08/01/14 (A)                             1,765           1,456
   Nordic Telephone Holdings
         8.875%, 05/01/16 (C)                              4,300           3,913
   Nortel Networks
         10.750%, 07/15/16 (A) (C) (E)                       625              86
         10.125%, 07/15/13 (A) (E)                           450              61
         0.000%, 07/15/11 (A) (E)                            475              64
   Orascom Telecom Finance
         7.875%, 02/08/14 (A) (C)                          2,000           1,200

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   PAETEC Holding
         9.500%, 07/15/15                          $       2,881   $       2,024
         9.500%, 07/15/15 (A)                                 --              --
   Primus Telecommunications
         8.000%, 01/15/14 (A)                              1,575              79
   Quebecor Media
         7.750%, 03/15/16 (A)                              5,650           4,605
   Qwest
         8.875%, 03/15/12                                  1,025           1,010
         7.500%, 10/01/14                                    855             760
         7.250%, 09/15/25                                    375             270
         7.250%, 10/15/35                                  1,200             792
         6.875%, 09/15/33                                    275             184
   Qwest Capital Funding
         7.900%, 08/15/10 (A)                                750             733
         7.250%, 02/15/11                                  1,000             952
         7.000%, 08/03/09                                  1,500           1,496
   Qwest Communications
      International
         7.250%, 02/15/11                                  2,265           2,152
   Qwest Communications
   International, Ser B
         7.500%, 02/15/14 (A)                              1,125             953
   Rainbow National Services LLC
         10.375%, 09/01/14 (C)                               505             517
         8.750%, 09/01/12 (C)                              1,210           1,212
   RH Donnelley
         11.750%, 05/15/15 (C)                             1,235             173
   Rogers Communications
         8.000%, 12/15/12                                  1,940           1,957
         6.375%, 03/01/14                                    175             178
   Sprint Capital
         8.750%, 03/15/32                                  2,375           1,431
         8.375%, 03/15/12                                  1,895           1,536
         6.900%, 05/01/19                                  6,005           3,903
         6.875%, 11/15/28                                    325             180
   Sprint Capital, Ser 2001-
         7.625%, 01/30/11                                  1,500           1,301
   Sprint Nextel
         6.000%, 12/01/16 (A)                              2,785           1,810
   Telcordia Technologies
         10.000%, 03/15/13 (A) (C)                         1,400             508
   Telesat Canada
         12.500%, 11/12/17 (C)                               390             281
         11.000%, 11/01/15 (C)                             1,065             863
   Time Warner Telecom Holdings
         9.250%, 02/15/14 (A)                              1,220           1,156
   Videotron
         9.125%, 04/15/18 (C)                              1,245           1,257
   Videotron Ltee
         9.125%, 04/18/18 (C)                                575             576
         6.375%, 12/15/15                                    680             612
   VIP Finance Ireland for Vimpel
      Communications
         9.125%, 04/30/18 (C)                              1,455             824
   Virgin Media Finance
         8.750%, 04/15/14 (A)                              3,100           2,786
   Visant Holding
         10.250%, 12/01/13                                 6,650           6,051
         8.750%, 12/01/13                                  1,605           1,477


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   West
         11.000%, 10/15/16 (A)                     $       1,425   $         912
         9.500%, 10/15/14                                  3,650           2,555
   Wind Acquisition Finance
         10.750%, 12/01/15 (C)                             4,600           4,611
   Windstream
         8.625%, 08/01/16                                    200             192
         8.625%, 08/01/16                                  5,500           5,307
         8.125%, 08/01/13 (A)                              2,575           2,498
         7.000%, 03/15/19                                  1,650           1,419
                                                                   -------------
                                                                         159,015
                                                                   -------------
UTILITIES -- 4.0%
   AES
         8.875%, 02/15/11                                  1,600           1,560
         8.750%, 05/15/13 (C)                                141             137
         8.000%, 06/01/20 (C)                              1,660           1,378
         8.000%, 10/15/17 (A)                              2,090           1,787
         7.750%, 03/01/14 (A)                                 25              22
   Calpine Generating LLC
         14.370%, 04/01/11 (A) (B)                            --              --
         14.320%, 04/01/11 (B) (E)                         1,500             157
   CMS Energy
         8.500%, 04/15/11                                    675             681
   Edison Mission Energy
         7.625%, 05/15/27                                    585             439
         7.500%, 06/15/13 (A)                              2,525           2,317
         7.200%, 05/15/19 (A)                                550             458
         7.000%, 05/15/17 (A)                              2,845           2,404
   Elwood Energy LLC
         8.159%, 07/05/26                                    609             489
   Energy Future Holdings
         11.250%, 11/01/17                                   945             416
         10.875%, 11/01/17 (A)                             3,375           1,924
   Ipalco Enterprises
         7.250%, 04/01/16 (C)                                275             253
   KCP&L Greater Missouri
      Operations
         11.875%, 07/01/12                                   450             475
   Mirant Americas Generation LLC
         8.500%, 10/01/21                                  2,678           2,089
         8.300%, 05/01/11                                    440             425
   Mirant Mid Atlantic Pass Through Trust A
         8.625%, 06/30/12                                    535             533
   Mirant North America LLC
         7.375%, 12/31/13 (A)                              3,235           2,960
   NRG Energy
         7.375%, 01/15/17                                  4,960           4,588
         7.375%, 02/01/16 (A)                              2,925           2,698
         7.250%, 02/01/14 (A)                              3,060           2,884
   Orion Power Holdings
         12.000%, 05/01/10                                   930             954
   Public Service of New Mexico
         7.950%, 05/15/18                                  3,100           2,751
   Reliant Energy
         7.625%, 06/15/14                                  1,195             866
         6.750%, 12/15/14                                     25              22
   Sierra Pacific Resources
         7.803%, 06/15/12                                    975             936
   Tenaska Alabama Partners
         7.000%, 06/30/21 (C)                                286             216

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Texas Competitive Electric
      Holdings LLC
         10.250%, 11/01/15 (A)                            $7,515   $       3,795
         10.250%, 11/01/15                                 1,855             937
                                                                   -------------
                                                                          41,551
                                                                   -------------
Total Corporate Obligations
   (Cost $1,190,684) ($ Thousands)                                       857,899
                                                                   -------------
LOAN PARTICIPATIONS -- 9.0%
   Advanstar Communicaitons, 2nd
      Lien
         6.459%, 11/30/14                                  1,250             100
   Aeroflex
         0.000%, 08/16/14                                  1,655             869
   Aeroflex, Ser B-1
         5.438%, 08/16/14                                    734             385
   Affinion Group Holdings
         8.560%, 03/01/12 (B)                                500             237
   Affinion Holding PIK
         9.367%, 03/01/12 (B)                              3,200           1,520
   Affinion Holding
         9.867%, 03/01/12 (B)                              1,000             475
         9.367%, 03/01/12                                    875             416
         4.645%, 10/17/12                                  2,500           2,023
   Alliant Insurance Services, Ser B
         4.459%, 08/21/14                                  1,234             926
   Asurion
         6.856%, 07/02/15 (B)                              1,200             722
   Asurion, 2nd Lien
         6.886%, 07/07/15 (B)                                528             318
         6.856%, 07/07/15                                  1,000             602
         6.833%, 07/07/15 (B)                                722             435
   Asurion, Ser B
         4.563%, 07/07/14                                  1,000             747
         4.325%, 07/07/14 (B)                              1,200             896
         3.397%, 07/07/14 (B)                                650             485
   BOC Edwards
         6.159%, 05/31/14                                    200              80
         2.409%, 05/31/14                                    818             356
   Boise Paper
         9.250%, 02/22/15                                    900             261
   Boston Generating, 1st Lien
         7.409%, 12/21/16                                    159              12
   Boston Generating, 2nd Lien
         4.659%, 06/21/14                                    650             171
   CCFC (Calpine)
         7.459%, 08/26/09                                  2,185           2,158
   Cebridge
         9.192%, 05/05/14                                    358             220
   Cebridge, 2nd Lien
         9.117%, 05/05/14                                  2,024           1,245
   Central Parking
         5.317%, 05/22/14 (B)                                834             559
         4.946%, 05/22/14 (B)                              1,917           1,285
   Central Parking Line of Credit
      (Synthetic)
         4.946%, 05/22/14 (B)                                768             522
   Century Cable Bank, Ser B
         10.250%, 06/30/09                                     3              --
   CHS
         3.521%, 07/02/14 (B)                              2,000           1,694


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Claire's Stores
         0.000%, 05/27/14                          $       1,775   $         588
   Cooper Standard
         4.000%, 02/28/10                                  2,668             967
   DAE Aviation Holdings, Ser B
         5.021%, 09/27/14 (B)                                273             131
         4.424%, 09/27/14                                    277             133
   Delta, 2nd Lien
         3.695%, 04/30/14                                    222             109
   DirecTV Holdings LLC
         5.250%, 04/13/13                                  2,684           2,581
   Dresser Rand, 1st Lien
         3.451%, 05/04/14                                    485             325
   Dresser Rand, 2nd Lien
         6.987%, 05/04/15                                  3,365           1,425
   Dresser, 2nd Lien
         6.987%, 05/04/15                                    200              85
   Entegra PIK
         7.459%, 04/04/15                                    268              80
   Entegra PIK, 3rd Lien
         7.459%, 04/19/15                                  1,727             518
   First Data, Ser B-1
         3.159%, 09/24/14                                    111              73
         3.141%, 09/24/14                                  1,269             834
         3.141%, 09/24/14                                    824             542
         3.140%, 09/24/14                                    761             501
         3.139%, 09/24/14                                  1,656           1,089
   First Data, Ser B-3
         3.140%, 09/24/14                                    268             176
   Ford Motor
         4.021%, 12/16/13 (B)                              3,375           1,089
   General Motors
         3.646%, 12/15/13 (B)                              4,023           1,444
   Georgia Pacific
         3.234%, 02/14/13                                    307             264
         2.763%, 12/20/10                                  1,980           1,851
   Georgia Pacific, Ser B
         4.102%, 02/14/13                                    368             317
   Greektown Casino
         7.750%, 12/03/12                                    475              91
         0.000%, 12/03/12                                    250              48
   Green Valley Ranch Gaming, 2nd
      Lien
         3.697%, 08/06/14                                  2,000             147
   Harrah's Operating
         4.259%, 01/28/15                                  1,995           1,143
         0.000%, 01/28/15                                    660             378
   HCA
         3.521%, 11/18/13 (B)                              2,000           1,678
   Hexion Specialty Chemicals,
      Ser C1
         1.271%, 05/05/13 (B)                              1,652             617
   Hexion Specialty Chemicals,
      Ser C2
         1.271%, 05/05/13 (B)                                243              90
   HUB International Holdings, Ser B
         6.262%, 06/13/14 (B)                              2,725           1,925
   HUB International Holdings,
      Delayed Draw
         3.959%, 06/13/14 (B)                                611             432
   Iasis Healthcare
         6.434%, 06/15/14                                  2,326             971

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   INEOS Group Holdings PLC
         8.702%, 12/14/13                          $         115   $          45
         8.702%, 12/13/14                                  1,040             414
         8.202%, 12/13/14                                    945             376
         8.202%, 12/14/13                                  1,870             736
   Infor Global Solutions
         9.051%, 07/28/12                                    159              93
         9.051%, 03/02/14 (B)                              1,412             282
         5.021%, 07/28/12 (B)                              1,169             684
   Infor Global Solutions, Delayed
      Draw
         5.021%, 07/28/12 (B)                                  4               2
   Intel
         0.000%, 06/15/16                                  1,500           1,108
   Intelsat Bermuda
         3.771%, 02/01/14 (B)                              2,400           1,773
   JG Wentworth, 1st Lien
         3.709%, 04/04/14                                    975              93
   KAR Holding
         3.220%, 10/18/13                                  1,172             785
   Language Line, Ser B
         4.521%, 05/14/11 (B)                                467             399
   LYO, Ser B
         7.000%, 12/20/14                                  2,320             505
   Lyondell Bank
         0.000%, 12/15/09                                  1,675           1,612
   Lyondell Bank, Ser B
         7.000%, 12/20/14                                  1,661             361
   Lyondell Chemical
         7.000%, 12/20/14                                  1,434             312
         4.771%, 12/20/14 (B) (E)                          1,197             260
   Lyondell Chemical, Ser B
         4.771%, 12/20/14 (B) (E)                          2,697             588
   McKechnie Aerospace
         5.410%, 05/11/15                                    700             326
         2.410%, 05/11/14                                    241             160
   McKechnie Aerospace, 1st Lien
         2.410%, 05/11/14                                    375             249
   Metroflag, 2nd Lien
         14.000%, 01/06/09                                   325              16
   Murray Bank, 2nd Lien
         9.000%, 01/31/11                                  1,882           1,562
   NEFF
         5.412%, 05/31/13                                    810             346
   Neiman-Marcus Group
         4.192%, 04/26/13                                    165             104
         3.943%, 04/26/13                                    770             486
   New World Gaming
         6.935%, 05/18/15                                  1,300             546
   News Day
         9.750%, 07/29/13                                    975             880
   Northwest Airlines
         3.271%, 08/21/13 (B)                                400             344
         2.450%, 08/21/13                                    210             181
   NRG Energy, Ser B
         2.771%, 06/02/13 (B)                              2,694           2,484
   Orbitz Worldwide
         5.941%, 07/01/14                                  2,272             826
         3.771%, 07/01/14 (B)                              3,309           1,201
   Penhall
         12.287%, 03/28/12                                   715             215


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Proquest, 2nd Lien
         6.227%, 02/09/15                          $       1,200   $         960
   Rent Center, Ser B
         4.809%, 06/30/12                                  1,500           1,350
   Resolute Aneth LLC, 2nd Lien
         8.008%, 06/27/13                                  1,500             900
   Rexnord
         9.181%, 02/20/13                                  2,316           1,887
   Reynolds & Reynolds
         3.521%, 10/24/12 (B)                              1,988           1,233
   Reynolds & Reynolds, 3rd Lien
         8.771%, 04/01/14 (B)                              1,700             249
         8.771%, 04/24/14 (B)                                800             117
         7.909%, 04/01/14                                  2,300             337
   RH Donnelley, Ser D
         5.021%, 06/30/11 (B)                              1,600             819
   Royalty Pharma
         7.750%, 05/15/15                                  1,250           1,012
   Sensata Technologies
         5.258%, 04/27/13                                  1,915             873
         2.934%, 04/27/13                                  1,395             636
   Shexion, Ser C1
         3.688%, 05/05/13                                  1,820             679
   Shexion, Ser C2
         3.750%, 05/05/13                                    400             149
   Simmons Bedding
         5.094%, 12/19/11                                  1,155             894
   Simmons Holdco
         8.345%, 02/15/12                                  1,195              13
         8.224%, 02/15/12                                  1,100              12
   Simmons Holdco, Unsecured
         8.224%, 02/15/12                                    400               4
   Sorenson Communications, 2nd
      Lien
         8.440%, 02/16/14                                  1,250             912
         8.271%, 02/16/14 (B)                              3,200           2,336
   Talecris Biotherapeutics
         7.771%, 12/06/14 (B)                                540             454
         7.740%, 12/06/14                                    645             542
   TD Ameritrade Holding, Ser A
         3.250%, 12/31/11                                  1,800           1,624
   Texas Competitive Electric
      Holdings
         4.752%, 10/10/14                                  2,062           1,262
         0.000%, 10/10/14                                    400             245
   Texas Competitive Electric
      Holdings, Ser B1
         3.951%, 10/10/14                                    348             213
         3.951%, 10/27/14                                    122              76
         0.000%, 10/10/14                                    250             155
   Texas Competitive Electric
      Holdings, Ser B-2
         4.271%, 10/10/14 (B)                                474             292
   Texas Competitive Electric
      Holdings, Ser B3
         3.951%, 10/10/14                                    121              75
         3.951%, 10/10/14                                     15              10
         3.951%, 10/27/14                                    812             502
   Town Sports International
         2.250%, 02/27/14                                    271             135
   Toys R US - Delaware
         5.521%, 07/19/12 (B)                              1,220             676

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
         4.720%, 07/19/12                          $         495   $         274
   Tribune
         6.500%, 06/04/14                                    945             244
         0.000%, 06/04/14                                    200              52
   Univision Communications
         5.494%, 03/15/14                                     14               6
         3.521%, 09/15/14 (B)                                290             131
         0.000%, 03/15/14                                     60              33
   Univision Communications, Ser B
         5.491%, 09/15/14                                    145              65
         3.521%, 09/29/14 (B)                                 84              38
         3.521%, 09/15/14 (B)                                106              48
   Univision Communications,
         Delayed Draw
         3.521%, 09/29/14 (B)                                 47              26
         3.521%, 09/15/14 (B)                                 89              49
   Venoco
         5.250%, 05/07/14                                    396             181
   Verint Systems
         3.590%, 05/09/14                                  1,877           1,126
   Wind Acquisition Holdings
         8.393%, 12/21/11                                  1,234             839
         8.393%, 12/12/11                                  2,856           1,942
                                                                   -------------
                                                                          89,402
                                                                   -------------
   Harrah's Operating
         4.271%, 01/28/15 (B)                                470             269
                                                                   -------------
   Flextronics International
         3.685%, 10/01/12                                  1,500           1,050
                                                                   -------------
   Calpine
         4.146%, 03/29/14 (B)                              2,000           1,440
   Texas Competitive Electric
      Holdings LLC
         4.271%, 10/10/14 (B)                              2,000           1,234
                                                                   -------------
                                                                           2,674
                                                                   -------------
Total Loan Participations
   (Cost $146,077) ($ Thousands)                                          93,395
                                                                   -------------
COLLATERALIZED DEBT OBLIGATION -- 2.6%

OTHER ASSET-BACKED SECURITIES -- 2.6%
   ACAS Business Loan Trust,
      Ser 2007-2A, Cl A
         1.638%, 11/18/19 (B) (C)                          6,743           4,159
   Ares IIIR CLO, Ser 2007-3RA,
      Cl SUB
         0.000%, 04/16/21 (C)                              5,000             250
   Ares VR CLO, Ser 2006-5RA,
      Cl SUB
         0.000%, 02/24/18 (C)                              3,500              18
   Ares XI CLO, Ser 2007-11A,
      Cl SUB
         0.000%, 10/11/21 (C)                                  3             260
   Babson CLO, Ser 2003-I, Cl SUB
         0.000%, 11/15/16 (C)                                 18              54
   Babson CLO, Ser 2003-I, Cl D
         2.794%, 04/15/21 (B) (C)                          1,050              95
   Babson CLO, Ser 2007-2A, Cl INC
         0.000%, 04/15/09 (B) (C)                          2,700              81


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Ballyrock CDO, Ser 2005-3A, Cl B
         1.539%, 07/25/17 (B) (C)                  $       1,375   $         454
   Battalion CLO, Ser 2007-1, Cl 1A
         0.000%, 07/14/22 (C)                                 18             140
   Battalion CLO, Ser 2007-1A, Cl E
         5.410%, 07/14/22 (B) (C)                          2,550             357
   Capitalsource Advisors CLO,
      Ser 2006-1A, Cl SUB
         0.000%, 08/27/20 (C)                              2,900             232
   Carlyle High Yield Partners CLO,
      Ser 2006-8A, Cl N
         0.000%, 05/21/21                                  3,000             150
   CIFC Funding , Ser 2007-IV
         0.000%, 12/19/07                                  3,900             390
   CIFC Funding, Ser 2006-1BA,
      Cl A3L
         2.355%, 12/22/20 (B) (C)                          3,525             338
   CIFC Funding, Ser 2006-1BA,
      Cl A2L
         1.945%, 12/22/20 (B) (C)                          6,000           1,175
   CIFC Funding, Ser 2007-1A,
      Cl A1LB
         1.581%, 05/10/21 (B) (C)                          3,250             647
   CIFC Funding, Ser 2007-2A,
      Cl SUB
         0.000%, 04/15/21 (C)                              2,500             300
   CIFC Funding, Ser 2007-3A, Cl B
         2.409%, 07/26/21 (B) (C)                          2,700             374
   CIT CLO, Ser 2007-1A, Cl E
         6.525%, 06/20/21 (B)                              2,200             170
   CIT CLO, Ser 2007-1A, Cl D
         3.525%, 06/20/21 (B) (C)                          3,000             175
   Commercial Industrial Finance,
      Ser 2006-2A, Cl A1L
         1.521%, 03/01/21 (B) (C)                          8,500           5,111
   Connecticut Valley Structured
      Credit CDO, Ser 2006-3A
         0.000%, 03/23/23 (C)                              1,200               3
   Copper River CLO, Ser 2006-1A,
      Cl INC
         0.000%, 01/20/09 (B) (C)                          3,000             210
   De Meer Middle Market CLO,
      Ser 2006-1A, Cl B
         1.543%, 10/20/18 (B) (C)                          1,200             337
   De Meer Middle Market CLO,
      Ser 2006-1A, Cl INC
         0.000%, 10/20/18 (C)                              3,167             158
   Denali Capital CLO VII, Ser 2007-
      1A, Cl INC
         0.000%, 01/22/22 (C)                              4,500             270
   Duane Street CLO, Ser 2007-5A,
      Cl SN
         0.000%, 10/14/21 (C)                              3,500              70
   Gale Force CLO, Ser 2005-1A,
      Cl COM1
         0.000%, 11/15/17 (C)                              6,600             660
   Gale Force CLO, Ser 2007-4A,
      Cl E
         7.651%, 08/20/21 (B)                              4,200             294
   Gale Force CLO, Ser 2007-4A,
      Cl INC
         1.251%, 02/20/09 (B)                                 60             540

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   Gleneagles CLO, Ser AI
         0.000%, 02/01/09 (B)                      $           6   $        300
   GoldenTree Loan Opportunities
      III, Ser 2007-3A, Cl SUB
         0.000%, 05/01/22 (C)                              3,100             248
   Greenbriar CLO, Ser 2007-1A,
      Cl D
         3.920%, 11/01/21 (B) (C)                          4,600             184
   GSC Partners CDO Fund,
      Ser 2004-5A, Cl A2
         1.901%, 11/20/16 (B) (C)                          3,300           1,155
   Hamlet, Ser 2005-2A, Cl A2B
         1.558%, 05/11/21 (B) (C)                          2,800           1,036
   Harch CLO, Ser 2005-2A, Cl C
         1.923%, 10/22/17 (B) (C)                          1,650             181
   Harch CLO, Ser 2007-1A, Cl C
         1.934%, 04/17/20 (B) (C)                          2,750             302
   ING Investment Management I
      CLO
         0.000%, 12/01/17 (B) (C)                              2             160
   ING Investment Management II
      CLO
         0.000%, 08/01/20 (B) (C)                              5             384
   Lafayette Square CDO, Ser 2005-
      1A, Cl A2
         1.634%, 11/15/19 (B) (C)                          3,575           1,430
   Lightpoint CLO, Ser 2006-4A,
      Cl INC
         0.000%, 04/15/18 (C)                              2,000              40
   Marathon CLO, Ser 2005-2A,
      Cl INC
         0.000%, 12/20/19 (C)                              1,500               4
   Marathon CLO, Ser 2005-2A, Cl B
         2.325%, 12/20/19 (B) (C)                          1,300             236
   Marlborough Street CLO,
      Ser 2007-1A, Cl INC
         0.000%, 04/18/19 (C)                              2,300              92
   Marlborough Street CLO,
      Ser 2007-1A, Cl A2B
         1.436%, 04/18/19 (B) (C)                          5,250           1,785
   NOB Hill CLO, Ser 2007-1A, Cl C
         2.475%, 06/21/22 (B) (C)                          2,750             165
   Peritus I CDO, Ser 2005-1A, Cl C
         9.000%, 05/24/15 (C)                             10,389             416
   Sands Point Funding, Ser 2006-
         1A, Cl C
         1.886%, 07/18/20 (B) (C)                          2,580             335
   Stanfield Daytona CLO
         0.000%, 04/27/21                                     36             414
   Stanfield Veyron CLO, Ser 2006-
         1A, Cl SUB
         0.000%, 07/15/18                                  2,000              80
   Tralee CDO, Ser 2007-1A, Cl SUB
         0.000%, 04/16/22 (C)                              2,500              50
                                                                   -------------
                                                                          26,469
                                                                   -------------
Total Collateralized Debt Obligation
   (Cost $114,458) ($ Thousands)                                          26,469
                                                                   -------------
PREFERRED STOCK -- 0.2%
   CIFC Funding, Ser 2006-II,*
      (B) (C)                                              3,000              60


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                      Shares/
                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   CIFC Funding, Ser 2006-I,*
      (B) (C)                                              2,000   $          40

   Crown Castle International                              8,400             364

   Dana, Ser B,*                                             575             363

   GMAC Preferred Blocker, *                                   6             969
   Peritus I CDO,*                                         3,000              30

   Rockwall Investors CDO,*
   (B) (C)                                                 3,000              --

   Whitehorse CLO II,* (B) (C)                                35             210
                                                                   -------------

Total Preferred Stock (Cost $9,669) ($ Thousands)                          2,036
                                                                   -------------
CONVERTIBLE BONDS -- 0.1%
   Adelphia Recovery Trust,
      Ser ACE-1 (escrow security)
         0.000%, 02/15/09                          $         466              --
   Flextronics CV to 64.4122
         1.000%, 08/01/10                                     78              70
   Ford Motor CV to 108.6957
         4.250%, 12/15/36                                    250              56
   Freeport-McMoRan Copper &
      Gold CV to 1.3605
         6.750%, 05/01/10                                     11             594

   Leap Wireless International CV to 10.729
         4.500%, 07/15/14 (C)                                626             423
   Mirant CV to 131.9888
         0.000%, 07/15/07                                    750               1
   Mirant CV to 14.7167
         0.000%, 06/15/21                                  1,950               4
   NII Holdings CV to 8.4517
         3.125%, 06/15/12                                    525             349
                                                                   -------------
   Total Convertible Bonds
      (Cost $1,766) ($ Thousands)                                          1,497
                                                                   -------------
COMMON STOCK -- 0.1%
   Armstrong World Industries (A)                          6,237              80

   Core-Mark Holding *                                    12,992             222

   Dana Holdings *                                        67,821              24

   Delta Air Lines * (A)                                   6,010              30

   Federal Mogul, Cl A *                                  32,619             211

   Huntsman                                                8,803              23

   Mirant *                                                2,931              36

   Owens Corning * (A)                                     9,946              83

   Solutia *                                              30,438             114

   Time Warner Cable, Cl A *                                 141               3
                                                                   -------------

Total Common Stock (Cost $3,163) ($ Thousands)                               826
                                                                   -------------

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
WARRANT -- 0.0%
                                                     Number of
                                                      Warrants
   Atrium, Expires 10/14/18* (A)                             691   $          --
                                                                   -------------
Total Warrant (Cost $--) ($ Thousands)                                        --
                                                                   -------------
CASH EQUIVALENT -- 2.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.350%++ **                                     28,852,912          28,853
                                                                   -------------
Total Cash Equivalent
   (Cost $28,853) ($ Thousands)                                           28,853
                                                                   -------------
AFFILIATED PARTNERSHIP -- 25.5%
   SEI Liquidity Fund, L.P.
         1.060%, ++**(F)                             269,188,645         265,446
                                                                   -------------
Total Affiliated Partnership
   (Cost $269,189) ($ Thousands)                                         265,446
                                                                   -------------

Total Investments -- 122.8%
   (Cost $1,763,859)($ Thousands)+                                 $   1,276,421
                                                                   =============

     Percentages are based on a Net Assets of $1,039,703 ($ Thousands)

+ At February 29, 2009, the tax basis cost of the Fund's investments was $1,763,859 ($ Thousands), and the unrealized appreciation and depreciation were $7,121 ($ Thousands) and $(494,559) ($ Thousands) respectively.

*    Non-income producing security.

**   The rate reported is the 7-day effective yield as of February 28, 2009

+++  Real Estate Investment Trust

++   Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at February 28, 2009. The total value of securities on loan at February 28, 2009 was $250,073 ($ Thousands).

(B) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2009. The date reported on the Schedule of Investments is the final maturity date.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2009. The coupon on a step bond changes on a specified date.

(E)  Security in default on interest payments.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2009 was $265,446 ($ Thousands)

CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CV -- Convertible Security
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--" are $O or have been rounded to $O

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CORPORATE OBLIGATIONS -- 30.2%

CONSUMER DISCRETIONARY -- 1.5%
   COX Communications
         8.375%, 03/01/39 (A)                      $       5,975   $       5,744
   Time Warner Cable
         8.750%, 02/14/19                                  3,500           3,742
   Time Warner Entertainment
         8.375%, 07/15/33                                  5,700           5,455
                                                                   -------------
                                                                          14,941
                                                                   -------------
CONSUMER STAPLES -- 1.4%
   Altria Group
         10.200%, 02/06/39                                10,950          11,176
   General Mills
         5.650%, 02/15/19                                  2,750           2,748
                                                                   -------------
                                                                          13,924
                                                                   -------------
ENERGY -- 1.7%
   CenterPoint Energy Resources
         7.875%, 04/01/13                                  1,000           1,013
         6.000%, 05/15/18                                  1,500           1,231
   ConocoPhillips
         5.750%, 02/01/19                                  3,000           2,936
   Marathon Oil
         7.500%, 02/15/19                                  6,960           6,761
   Williams
         8.750%, 01/15/20 (A)                              3,910           3,911
   Williams, Ser A
         7.500%, 01/15/31                                  2,000           1,625
                                                                   -------------
                                                                          17,477
                                                                   -------------
FINANCIALS -- 16.1%
   BAC Capital Trust XV
         2.061%, 06/01/56 (B)                              8,000           2,643
   Bank of America
         8.000%, 12/29/49 (B)                              2,700           1,008
         5.650%, 05/01/18                                  7,800           6,605
   Bank of America, Ser A
         8.070%, 12/31/26 (A)                              5,095           3,031
   Barrick Gold Finance
         5.800%, 11/15/34                                  2,160           1,644
   Barrick North America Finance LLC MTN
         7.500%, 09/15/38                                  2,000           1,855
   Bear Stearns
         7.250%, 02/01/18                                  3,575           3,707
         1.353%, 07/16/09 (B)                                700             692
   BRE Properties
         5.500%, 03/15/17 +++                                750             508
   Camden Property Trust
         4.375%, 01/15/10 +++                              2,000           1,867
   Capital One Financial MTN
         2.469%, 09/10/09 (B)                              2,000           1,926
   Cedar Brakes II LLC
         9.875%, 09/01/13 (A)                              1,469           1,512
   Chase Capital II
         1.670%, 02/01/27 (B)                              4,984           2,378

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Citigroup
         6.875%, 03/05/38                          $      11,590   $      10,058
         6.125%, 05/15/18                                  3,500           3,018
         5.875%, 05/29/37                                  4,761           3,598
         4.125%, 02/22/10                                    800             749
   Citigroup Capital XXI
         8.300%, 12/21/57 (B)                              2,515           1,204
   Corestates Capital I
         8.000%, 12/15/26 (A)                              1,000             759
   Countrywide Financial MTN
         1.686%, 03/24/09 (B)                                525             524
   Credit Suisse First Boston
         6.000%, 02/15/18                                  4,600           4,173
   Deutsche Bank Capital Funding Trust
         5.628%, 01/19/49 (A) (B)                          3,195           1,413
   ERP Operating
         5.750%, 06/15/17 +++                              6,250           5,080
         5.200%, 04/01/13 +++                                900             802
   Farmers Exchange Capital
         7.050%, 07/15/28 (A)                              9,850           5,258
   Farmers Insurance Exchange
         8.625%, 05/01/24 (A)                                335             237
   First Union Institutional Capital I
         8.040%, 12/01/26                                  1,250             936
   General Electric Capital MTN
         6.875%, 01/10/39                                 26,870          21,744
   Goldman Sachs Group
         7.500%, 02/15/19                                 13,540          13,410
         6.150%, 04/01/18                                  1,400           1,272
         1.416%, 02/06/12 (B)                              5,000           4,240
   HBOS
         6.750%, 05/21/18 (A)                              7,700           6,181
   HCP MTN
         6.700%, 01/30/18 +++                              1,500           1,029
   Health Care REIT
         5.875%, 05/15/15 +++                              7,725           6,233
   JPMorgan Chase
         6.000%, 01/15/18                                  4,000           3,866
   Lloyds Banking Group
         5.920%, 09/29/49 (A)                              2,800             470
   MBNA Capital, Ser B
         1.970%, 02/01/27 (B)                              2,151             887
   Merrill Lynch MTN
         8.950%, 05/18/17 (B)                              1,340           1,002
         8.680%, 05/02/17 (B)                              1,305           1,134
   MetLife
         7.717%, 02/15/19                                  8,700           8,395
   Morgan Stanley MTN
         6.625%, 04/01/18                                  5,350           4,940
         5.050%, 01/21/11                                    385             380
         1.574%, 10/15/15 (B)                              5,300           3,894
         1.536%, 10/18/16 (B)                              1,500           1,068
         1.374%, 01/15/10 (B)                                325             315
   Nationwide Mutual Insurance
         7.875%, 04/01/33 (A)                              1,643             920
         6.600%, 04/15/34 (A)                             12,040           5,909
   Power Receivables Finance
         6.290%, 01/01/12 (A)                              1,056           1,034
   Security Benefit Life
         7.450%, 10/01/33 (A)                              4,000             300


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Simon Property Group
         5.750%, 05/01/12 +++                      $       1,670   $       1,513
   Wachovia Capital Trust I
         7.640%, 01/15/27 (A)                              3,685           2,336
   Weingarten Realty Investors MTN
         8.250%, 01/22/10 +++                              4,075           4,025
   Wells Fargo
         7.980%, 03/15/18 (B)                                465             233
   ZFS Finance USA Trust I
         6.500%, 05/09/37 (A) (B)                          1,325             523
                                                                   -------------
                                                                         164,438
                                                                   -------------
HEALTH CARE -- 2.4%
   Abbott Laboratories
         6.000%, 04/01/39                                  1,850           1,846
   Amgen
         6.400%, 02/01/39                                  2,500           2,416
   Novartis Securities Investment
         5.125%, 02/10/19                                  4,000           3,957
   Roche Holdings
         7.000%, 03/01/39 (A)                              7,395           7,749
   UnitedHealth Group
         6.875%, 02/15/38                                  3,260           3,010
   WellPoint
         7.000%, 02/15/19                                  5,500           5,485
                                                                   -------------
                                                                          24,463
                                                                   -------------
INDUSTRIALS -- 2.6%
   America West Airlines, Ser 01-1
         7.100%, 04/02/21                                    323             249
   American Airlines Pass Through
      Trust, Ser 2003-01
         3.857%, 07/09/10                                  5,510           5,014
   Canadian National Railway
         5.550%, 03/01/19                                  3,900           3,893
   Continental Airlines, Ser 99-2
         7.056%, 09/15/09                                  3,045           2,954
   Continental Airlines, Ser AMBC
         6.236%, 03/15/20                                    191             122
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11                                  5,000           4,350
   Norfolk Southern
         5.750%, 01/15/16 (A)                              1,500           1,457
   Northwest Airlines, Ser 1A-2
         6.841%, 04/01/11                                  2,610           2,271
   Union Pacific
         6.125%, 02/15/20                                  5,125           4,943
   United Air Lines, Ser 2001-1
         6.201%, 12/31/49                                    471             445
   United Air Lines, Ser 2001-1, Cl A-1
         6.071%, 03/01/13                                  1,459           1,415
                                                                   -------------
                                                                          27,113
                                                                   -------------
INFORMATION TECHNOLOGY -- 0.3%
   Cisco Systems
         4.950%, 02/15/19                                  3,800           3,672
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.9%
   AT&T
         5.800%, 02/15/19                                  4,775           4,637

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Verizon Communications
         6.400%, 02/15/38                          $       4,750   $       4,471
                                                                   -------------
                                                                           9,108
                                                                   -------------
UTILITIES -- 3.3%
   Alabama Power
         6.000%, 03/01/39                                  1,850           1,846
   Arizona Public Service
         8.750%, 03/01/19                                  5,025           4,962
   Carolina Power & Light
         5.300%, 01/15/19                                  2,000           2,004
   Connecticut Light & Power
         5.500%, 02/01/19                                  1,700           1,695
   EDF
         6.950%, 01/26/39 (A)                              2,175           2,187
   Entergy Gulf States
         1.661%, 12/01/09 (B)                                275             268
   Entergy Louisiana LLC
         5.830%, 11/01/10                                  2,000           1,993
   Entergy Texas
         7.125%, 02/01/19                                  2,000           1,942
   Georgia Power
         5.950%, 02/01/39                                  3,850           3,805
   Metropolitan Edison
         7.700%, 01/15/19                                  2,500           2,535
   Oncor Electric Delivery
         6.800%, 09/01/18 (A)                              2,350           2,311
   Power Contract Financing
         6.256%, 02/01/10 (A)                                712             692
   Sempra Energy ESOP & Trust
         5.781%, 11/01/14 (A)                              2,000           1,980
   Southwestern Electric Power
         6.450%, 01/15/19                                  6,000           5,648
                                                                   -------------
                                                                          33,868
                                                                   -------------
Total Corporate Obligations
   (Cost $323,433) ($ Thousands)                                         309,004
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.4%

   FHLB
      0.310%, 03/27/09 (C)                                16,785          16,781
      0.339%, 04/06/09 (C)                                18,985          18,981
      0.345%, 05/05/09 (C)                                 4,125           4,122
      0.370%, 05/06/09 (C)                                38,995          38,976
   FHLMC
      0.350%, 04/22/09 (C)                                 1,080           1,080
      0.375%, 04/27/09 (C)                                 7,355           7,352
      0.343%, 05/04/09 (C)                                79,705          79,668
   FNMA
      7.250%, 05/15/30                                     1,130           1,563
      5.625%, 07/15/37                                     5,975           6,730
      6.210%, 08/06/38                                    11,920          14,204
   FNMA
      0.089%, 03/03/09 (C)                                15,315          15,315
   FNMA STRIP, PO
      4.983%, 07/15/26 (C)                                13,908           5,861
      4.984%, 01/15/27 (C)                                14,510           5,908
      5.014%, 10/08/27 (C)                                13,966           5,505


  SEI Institutional Investments Trust /Quarterly Holdings /February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Tennessee Valley Authority
      7.125%, 05/01/30                             $      16,030   $      20,049
      5.880%, 04/01/36                                    13,660          15,472
      5.500%, 06/15/38                                     2,120           2,305
      4.875%, 01/15/48                                    10,505          10,383
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $272,458) ($ Thousands)                                         270,255
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 1.8%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.1%
   FHLMC CMO, Ser 2748, Cl ZT
         5.500%, 02/15/24                                    496             489
   FNMA CMO, Ser 2004-12, Cl ZX
         6.000%, 03/25/34                                    647             652
   FNMA CMO, Ser 2004-80, Cl XZ
         5.000%, 11/25/34                                    384             328
   GNMA ARM
         5.375%, 06/20/32 (B)                                257             260
                                                                   -------------
                                                                           1,729
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.7%
   American Home Mortgage
      Investment Trust, Ser 2007-2,
      Cl 11A1
         0.704%, 03/25/47 (B)                              2,006             787
   Bayview Commercial Asset Trust,
      Ser 2007-3, Cl A1
         0.714%, 07/25/37 (A) (B)                          2,392           1,555
   Citigroup Commercial Mortgage
      Trust, Ser 2007-C6, Cl AM
         5.700%, 06/10/17 (B)                              1,470             539
   Commercial Mortgage Loan Trust,
      Ser 2008-LS1, Cl A4B
         6.020%, 04/10/09 (B)                              1,775             933
   Countrywide Alternative Loan
      Trust, Ser 2005-16, Cl A5
         0.754%, 06/25/35 (B) (D)                            488              83
   Countrywide Home Loans,
      Ser 2006-2, Cl 1A1
         0.794%, 03/25/35 (B)                                235             100
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C5, Cl A3
         5.311%, 12/15/39                                  6,560           3,985
   DSLA Mortgage Loan Trust,
      Ser 2005-AR2, Cl 2A1A
         0.676%, 03/19/45 (B) (D)                            378             163
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5, Cl AM
         5.277%, 04/10/37 (B)                              1,960             911
   GS Mortgage Securities II,
      Ser 2006-GG8, Cl A4
         5.560%, 11/10/39                                  9,115           6,001

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A
         0.866%, 11/19/34 (B)                      $         446   $         220
   Harborview Mortgage Loan Trust,
      Ser 2005-11, Cl 2A1A
         0.776%, 08/19/45 (B) (D)                            674             300
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR12, Cl A1
         0.864%, 12/25/34 (B)                                230             113
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR5, Cl 2A1B
         0.874%, 08/25/34 (B)                                145              68
   Indymac Index Mortgage Loan
      Trust, Ser 2004-AR7, Cl A2
         0.904%, 09/25/34 (B)                                 59              29
   Indymac Index Mortgage Loan
      Trust, Ser 2005-AR18, Cl 2A1A
         0.784%, 10/25/36 (B)                                 28              12
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2006-
      CB16, Cl AM
         5.593%, 05/12/45                                    480             188
   JPMorgan Chase Commercial
      Mortgage Securities, Ser 2006-
      LDP7, Cl A4
         5.875%, 04/15/45 (B)                                535             369
   Structured Asset Mortgage
      Investments, Ser 2006-AR1,
      Cl 3A1
         0.704%, 02/25/36 (B)                                593             245
   Washington Mutual Mortgage
      Pass Through Certificates,
      Ser 2000-1, Cl M2
         1.774%, 01/25/40 (B)                                286             272
   Washington Mutual Mortgage
      Pass Through Certificates,
      Ser 2005-AR2, Cl 2A21
         0.804%, 01/25/45 (B)                                362             156
   Washington Mutual Mortgage
      Pass Through Certificates,
      Ser 2007-OA3, Cl 4A1
         2.593%, 04/25/47 (B)                                276             106
                                                                   -------------
                                                                          17,135
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $27,024) ($ Thousands)                                           18,864
                                                                   -------------
ASSET-BACKED SECURITIES -- 1.8%

MORTGAGE RELATED SECURITIES -- 1.8%
   ACE Securities, Ser WF1, Cl A2C
         0.814%, 05/25/35 (B)                              1,852           1,544
   Bayview Financial Acquisition
      Trust, Ser 2004-B, Cl A1
         1.497%, 05/28/39 (A) (B)                          5,121           3,392
   Bayview Financial Acquisition
      Trust, Ser 2005-A, Cl A1
         0.997%, 02/28/40 (A) (B)                          6,500           4,355
   Bayview Financial Revolving
      Mortgage Loan Trust,
      Ser 2005-E, Cl A1
         0.997%, 12/28/40 (A) (B)                          5,600           4,144


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Bear Stearns Asset-Backed
      Securities Trust, Ser 2007-HE5,
      Cl 1A2
         0.654%, 05/25/37 (B)                      $       2,300 $         1,353
   Continental Airlines, Ser 2002-1,
      Cl G1
         1.684%, 08/15/11 (B)                                240             195
   Home Equity Asset Trust,
      Ser 2007-3, Cl 2A2
         0.654%, 08/25/37 (B)                              2,300           1,362
   Indymac Home Equity Loan
      Asset-Backed Trust, Ser 2002-
      A, Cl M1
         1.599%, 05/25/33 (B)                                617             322
   JPMorgan Mortgage Acquisition,
      Ser 2007-HE1, Cl AV1
         0.534%, 03/25/47 (B)                                709             554
   Lehman XS Trust, Ser 2006-12N,
      Cl A1A1
         0.554%, 08/25/46 (B)                                109             108
   Nationstar Home Equity Loan
      Trust, Ser 2006-B, Cl AV3
         0.644%, 09/25/36 (B)                              2,565           1,556
                                                                   -------------
Total Asset-Backed Securities
   (Cost $24,580) ($ Thousands)                                           18,885
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 28.6%
   U.S Treasury Inflation-Protected
      Security
         1.750%, 01/15/28                                  6,000           5,257
   U.S. Treasury Bill
         0.271%, 05/28/09 (C)                                365             365
   U.S. Treasury Bonds
         6.250%, 08/15/23                                 49,765          62,338
         6.125%, 11/15/27                                 89,935         115,047
         5.250%, 11/15/28                                  3,790           4,430
         5.375%, 02/15/31                                 33,149          39,742
         4.500%, 05/15/38                                 57,290          65,060
                                                                   -------------
   Total U.S. Treasury Obligations                                       292,239
                                                                   -------------
      (Cost $301,055) ($ Thousands)

COMMERCIAL PAPER -- 4.5%
   BNP Paribas Finance
         0.480%, 03/23/09                                  3,960           3,959
         0.611%, 04/27/09                                 11,575          11,559
   National Rural Utilities
         0.450%, 04/24/09                                 15,170          15,160
   Rabobank USA Financial
         0.691%, 06/01/09                                 15,535          15,515
                                                                   -------------
Total Commercial Paper
   (Cost $46,190) ($ Thousands)                                           46,193
                                                                   -------------

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
CASH EQUIVALENT -- 2.4%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,0.350%+*                  24,217,778          24,218
                                                                   -------------
Total Cash Equivalent
   (Cost $24,218) ($ Thousands)                                           24,218
                                                                   -------------
Total Investments -- 95.7%
   (Cost $1,018,958)($ Thousands) ++                               $     979,658
                                                                   =============


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2009

A summary of outstanding swap agreements held by the Fund at February 28, 2009, is as follows:

                              CREDIT DEFAULT SWAPS

                                                                                                             NET UNREALIZED
                                               BUY/SELL    (PAYS)/RECEIVES   TERMINATION   NOTIONAL AMOUNT    DEPRECIATION
COUNTERPARTY    REFERENCE ENTITY/OBLIGATION   PROTECTION        RATE            DATE         (THOUSANDS)      ($ THOUSANDS)
------------    ---------------------------   ----------   ---------------   -----------   ---------------   --------------
Credit Suisse   ABX.HE.AAA 07-1 Index            SELL           0.09           08/25/37        (1,225)           $(653)
                                                                                                                 -----
                                                                                                                 $(653)
                                                                                                                 =====

                                                                                NET UNREALIZED
                                                                   NOTIONAL     APPRECIATION
                                                    TERMINATION     AMOUNT      (DEPRECIATION)
COUNTERPARTY          FUND PAYS     FUND RECEIVES       DATE      (THOUSANDS)    ($ THOUSANDS)
------------        -------------   -------------   -----------   -----------   --------------
Barclays Bank PLC   3-Month LIBOR       5.30%         05/02/22        5,340         $1,125
Barclays Bank PLC   3-Month LIBOR       5.18%         01/03/17        5,615            830
Barclays Bank PLC   3-Month LIBOR       5.29%         09/05/16        3,690            619
Credit Suisse       3-Month LIBOR       5.73%         07/05/16        4,400            798
Credit Suisse       3-Month LIBOR       5.39%         04/04/16        5,980          1,016
Deutsche Bank       3-Month LIBOR       5.31%         04/03/22       26,200          5,654
Deutsche Bank       3-Month LIBOR       5.31%         04/03/22      (26,200)           (59)
Deutsche Bank       3-Month LIBOR       5.43%         02/02/22       19,515          4,078
                                                                                    -------
                                                                                    $14,061
                                                                                    =======

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                           NUMBER OF                   UNREALIZED
TYPE OF                    CONTRACTS     EXPIRATION   DEPRECIATION
CONTRACT                  LONG (SHORT)      DATE      ($ THOUSANDS)
--------                  ------------   ----------   -------------
U.S. Long Treasury Bond       2,326       Jun-2009      $(5,791)
                                                        -------
                                                        $(5,791)
                                                        =======

     Percentages are based on a Net Assets of $1,023,713 ($ Thousands).

++ At February 29, 2009, the tax basis cost of the Fund's investments was $1,018,958 ($ Thousands), and the unrealized appreciation and depreciation were $2,722 ($ Thousands) and $(42,022) ($ Thousands) respectively.


*    The rate reported is the 7-day effective yield as of February 28, 2009.

+++  Real Estate Investment Trust

+    Investment in Affiliated Security.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2009. The date reported on the Schedule of Investments is the final maturity date.

(C) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2009. The coupon on a step bond changes on a specified date.

ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
PO -- Principal only
REIT -- Real Estate Investment Trust
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

CREDIT DEFAULT SWAPS

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a "basket" of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement ("ISDA"), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.

As of February 28, 2009, the Fund is the seller ("providing protection") on a total notional amount of $1.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

                                                                     CREDIT DEFAULT SWAP
WRITTEN CREDIT DERIVATIVE CONTRACTS         SINGLE NAME CDS                 INDEX
                                        ------------------------   ----------------------
REFERENCE ASSET                         COPR US$   SOVEREIGN US$     ABS US$     CORP US$      Total
---------------                         --------   -------------   -----------   --------   ----------
Fair value written credit derivatives       --           --          (869,738)      --        (869,738)

Maximum potential amount of future
payments                                    --           --        (1,225,000)      --      (1,225,000)

Recourse provisions with third
parties to recover any
amounts paid under the credit
derivative (including any
purchased credit protection)(2)             --           --                --       --              --

Collateral held by the Fund
can obtain upon occurrence of
triggering event(2)                         --           --                --       --              --

(1) FSP 133-1 does not require the quantification where the Fund is receiving protection, but such disclosure may be beneficial in quantifying off balance sheet risks as required by SoP 94-6.
(2) For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund
February 28, 2009

          MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

                 0-6 MONTHS   6-12 MONTHS   1-5 YEARS   5-10 YEARS    > 10 YEARS      Total
                 ----------   -----------   ---------   ----------   -----------   ----------
Current credit
spread* on
underlying
(in basis
points)(3)

0-100                --            --           --          --             --          --

101-250              --            --           --          --             --          --

251-500              --            --           --          --             --          --

501-1000             --            --           --          --             --          --

> than 1,000         --            --           --          --       (1,225,000)   (1,225,000)

Total                --            --           --          --       (1,225,000)   (1,225,000)

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.
(3) If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CORPORATE OBLIGATIONS -- 27.2%

CONSUMER DISCRETIONARY -- 4.9%
   Comcast
         1.460%, 07/14/09 (A)                      $       1,850   $       1,836
   Viacom
         2.271%, 06/16/09 (A)                              2,000           1,980
                                                                   -------------
                                                                           3,816
                                                                   -------------
FINANCIALS -- 19.6%
   Bear Stearns MTN
         1.353%, 07/16/09 (A)                              4,500           4,446
   Citigroup
         4.125%, 02/22/10                                  3,694           3,456
   Countrywide Financial MTN
         1.686%, 03/24/09 (A)                              2,650           2,644
   Metropolitan Life Global Funding I
      MTN
         2.216%, 06/25/10 (A) (B)                            930             853
   Morgan Stanley
         1.374%, 01/15/10 (A)                              1,900           1,842
   Simon Property Group
         7.000%, 07/15/09 +++                              2,000           1,978
                                                                   -------------
                                                                          15,219
                                                                   -------------
INDUSTRIALS -- 1.7%
   American Airlines, Ser 99-1
         7.024%, 10/15/09                                  1,300           1,261
                                                                   -------------
UTILITIES -- 1.0%
   Entergy Gulf States
         1.661%, 12/01/09 (A)                                810             791
                                                                   -------------
Total Corporate Obligation
   (Cost $21,383) ($ Thousands)                                           21,087
                                                                   -------------
MORTGAGE-BACKED SECURITY (A)-- 0.0%

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.0%
   Banc of America Mortgage
      Securities, Ser 2003-E, Cl 2A1
         4.711%, 06/25/33                                     36              30
                                                                   -------------
Total Mortgage-Backed Security
   (Cost $36) ($ Thousands)                                                   30
                                                                   -------------
CERTIFICATES OF DEPOSIT (A) -- 1.8%
   JPMorgan Chase Bank
         8.750%, 11/28/21                                    691             692
         7.590%, 03/28/22                                    735             694
                                                                   -------------
Total Certificates of Deposit
   (Cost $1,395) ($ Thousands)                                             1,386
                                                                   -------------
U.S. TREASURY OBLIGATION (C) (D)-- 3.5%
   U.S. Treasury Bill
         0.192%, 03/26/09                                  2,685           2,685
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $2,684) ($ Thousands)                                             2,685
                                                                   -------------

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                        -------------   -------------
CASH EQUIVALENT -- 36.9%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.350%*+                                        28,658,500          28,659
                                                                   -------------
Total Cash Equivalent
   (Cost $28,659) ($ Thousands)                                    $      28,659
                                                                   -------------

Total Investments -- 69.4%
   (Cost $54,157)($ Thousands)++                                   $      53,847
                                                                   =============


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

A Summary of outstanding swap agreements held by the Fund at February 28, 2009, is as follows:

                              Interest Rate Swaps

                                                                      Notional    Net Unrealized
                                                      Termination      Amount      Appreciation
Counterparty            Fund Pays     Fund Receives       Date      (Thousands)    ($Thousands)
------------          -------------   -------------   -----------   -----------   --------------
Citigroup             3-Month LIBOR       4.77%         05/02/28        3,160         $   604
Credit Suisse         3-Month LIBOR       4.98%         01/03/28       18,860           3,932
Credit Suisse         3-Month LIBOR       5.37%         04/03/27       20,800           5,604
Deutsche Bank         3-Month LIBOR       4.80%         03/05/28       18,500           3,647
JPMorgan Chase Bank   3-Month LIBOR       5.06%         12/04/26       28,410           6,005
Merrill Lynch         3-Month LIBOR       5.45%         09/04/27       39,000          11,148
                                                                                      -------
                                                                                      $30,940
                                                                                      =======

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                       Number of                   Unrealized
Type of                Contracts    Expiration    Depreciation
Contract             Long (Short)      Date      ($ Thousands)
--------             ------------   ----------   ------------
U.S. Long Treasury
Bond                      307        Jun-2009        $(278)
                                                     -----
                                                     $(278)
                                                     =====

     Percentages are based on a Net Assets of $77,589 ($ Thousands).

++ At February 29, 2009, the tax basis cost of the Fund's investments was $54,157 ($ Thousands), and the unrealized appreciation and depreciation were $150 ($ Thousands) and $(460) ($ Thousands), respectively.

*    The rate reported is the 7-day effective yield as of February 28, 2009.

+    Investment in Affiliated Security.

+++  Real Estate Investment Trust

(A) Variable Rate Security -The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2009. The date reported on the Schedule of Investments is the final maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) All or a portion of this security has been pledged as collateral for open futures contracts.

Cl -- Class
LIBOR - London Interbank Offering Rate
MTN -- Medium Term Note
Ser -- Series

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
February 28, 2009

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
GLOBAL BONDS -- 94.6%

ANGOLA -- 0.1%
   Republic of Angola (A) (B)
         7.132%, 04/30/16                          $       1,300   $       1,044
                                                                   -------------
ARGENTINA -- 4.5%
   Alto Parana
         6.375%, 06/09/17 (C)                                370             328
   Earls Eight MTN
         9.000%, 12/31/12 (C)
            (D)                                              350             105
   Province Del Neuquen
         8.656%, 10/18/14 (C)                                196             147
   Province of Buenos Aires
         9.625%, 04/18/28 (C)                              1,460             307
   Province of Buenos Aires
      Registered
         9.625%, 04/18/28                                  1,335             294
         9.375%, 09/14/18                                    440             106
         9.375%, 09/14/18                                  1,000             243
         4.000%, 05/15/35 (D)                              1,100             176
   Province of Mendoza Registered
         5.500%, 09/04/18                                    348             111
   Republic of Argentina, Ser E MTN
         10.000%, 01/07/05 (E)                 EUR         1,650             215
         9.250%, 07/20/04 (E)                  EUR         2,100             273
         8.750%, 02/04/49 (E)                  EUR         4,835             184
         7.000%, 03/18/49 (E)                  EUR         2,554             324
   Republic of Argentina
         15.500%, 12/19/08 (E)                             9,900           1,221
         10.500%, 11/14/49 (E)                               400              27
         10.250%, 02/06/49 (E)                             1,400              93
         10.250%, 01/26/07 (E)                 EUR           850             111
         9.750%, 09/19/27 (E)                  EUR         1,550             186
         9.516%, 12/15/35 (F)                              2,905              71
         9.000%, 11/19/08 (E)                              1,000              67
         9.000%, 05/29/49 (E)                  EUR         1,595             130
         8.500%, 02/23/05 (E)                                245              16
         8.500%, 07/01/49 (E)                  EUR         4,500             586
         8.375%, 12/20/49 (E)                              1,000             120
         8.280%, 12/31/33 (G)                             25,112           7,370
         7.875%, 07/29/05 (E)                                275              18
         7.820%, 12/31/33                      EUR         2,815             778
         7.000%, 09/12/13                                  1,480             488
         7.000%, 10/03/15                                 21,080           5,523
         7.000%, 03/18/49 (E)                                555              37
         2.500%, 12/31/38 (D)                             30,870           5,942
         2.280%, 12/15/35 (F)                             67,425           1,733
         1.985%, 12/15/35 (F)                             21,390             543
         1.683%, 08/03/12 (F)                             39,905          10,814
         0.649%, 04/21/49 (E)                  EUR         2,818             229

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
   Transportadora Gas Norte
         7.500%, 12/31/12 (C)
            (D)                                    $         210   $          63
         7.500%, 12/31/12 (D)                                100              18
         6.500%, 12/31/12 (C)
            (D)                                               30               5
         6.500%, 12/31/12 (D)                                 82              15
         6.500%, 12/31/12 (D)                                 54              10
                                                                   -------------
                                                                          39,027
                                                                   -------------
BAHAMAS -- 0.1%
   Banco Votorantim Nassau MTN
         10.625%, 04/10/14 (C)                 BRL         2,300             877
                                                                   -------------
BELIZE -- 0.0%
   Government of Belize Registered
         4.250%, 02/20/29                                    330             125
                                                                   -------------
BOSNIA AND HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina
         10.039%, 12/11/17 (H) DEM                         2,000             571
                                                                   -------------
BRAZIL -- 15.3%
   Banco Safra MTN
         10.875%, 04/03/17 (C)                 BRL         2,250             739
   Brazil Notas do Tesouro Nacional,
      Ser F
         10.000%, 01/01/17                     BRL        22,780           8,237
         10.000%, 01/01/14                     BRL        16,025           6,137
   Cesp-Comp Ener Sao Paulo MTN
         9.750%, 01/15/15 (C)                  BRL         1,050             420
   Federal Republic of Brazil
         12.500%, 01/05/16                     BRL         4,500           1,928
         12.250%, 03/06/30                                   195             295
         11.000%, 08/17/40 (G)                            36,315          44,667
         10.125%, 05/15/27                                 4,470           5,650
         8.875%, 10/14/19                                    200             230
         8.875%, 04/15/24                                  2,975           3,406
         8.750%, 02/04/25                                  5,388           6,102
         8.500%, 09/24/12                      EUR         2,855           3,898
         8.250%, 01/20/34                                  4,145           4,497
         8.000%, 01/15/18 (G)                             18,515          19,968
         7.875%, 03/07/15                                    900             970
         7.125%, 01/20/37                                 10,935          10,744
         6.000%, 01/17/17                                  5,180           5,012
         5.875%, 01/15/19                                  4,035           3,833
   National Development
         6.369%, 06/16/18 (C)                              3,085           2,858
   Petrobras International Finance
         7.875%, 03/15/19                                  1,395           1,399
         5.875%, 03/01/18                                  1,410           1,237
                                                                   -------------
                                                                         132,227
                                                                   -------------
CHILE -- 0.1%
   Codelco
         6.375%, 11/30/12                                    770             808
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
COLOMBIA -- 5.1%
   Bogota District Capital
         9.750%, 07/26/28 (C)                  COP $   1,872,000   $         616
   Republic of Colombia
         11.750%, 02/25/20                                 4,868           6,097
         10.375%, 01/28/33                                   450             522
         9.850%, 06/28/27                      COP     1,276,000             497
         8.375%, 02/15/27                                  3,100           2,930
         8.250%, 12/22/14                                  5,330           5,815
         8.125%, 05/21/24                                  5,630           5,658
         7.375%, 01/27/17                                 10,770          10,829
         7.375%, 09/18/37                                  8,230           7,530
         7.375%, 03/18/19                                  2,555           2,530
         5.421%, 03/17/13 (F)                              1,170           1,100
         3.038%, 11/16/15 (F)                                225             195
                                                                   -------------
                                                                          44,319
                                                                   -------------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
         9.040%, 01/23/18                                    410             272
         8.625%, 04/20/27                                  1,005             633
   Standard Bank
         15.000%, 03/12/12 (C)                               446             305
   Standard Bank, Ser E MTN
         8.125%, 07/20/09 (F)                                509             470
                                                                   -------------
                                                                           1,680
                                                                   -------------
ECUADOR -- 0.1%
   Republic of Ecuador Registered
         9.375%, 12/15/15                                  1,800             720
                                                                   -------------
EL SALVADOR -- 1.3%
   Republic of El Salvador
         8.250%, 04/10/32                                  5,235           3,926
         7.750%, 01/24/23                                    865             800
         7.650%, 06/15/35                                  8,849           6,283
                                                                   -------------
                                                                          11,009
                                                                   -------------
GABON -- 0.2%
   Gabonese Republic
         8.200%, 12/12/17 (C)                              2,500           1,625
                                                                   -------------
GEORGIA -- 0.1%
   Republic of Georgia
         7.500%, 04/15/13                                  2,150           1,242
                                                                   -------------
GHANA -- 0.4%
   Republic of Ghana
         8.500%, 10/04/17 (C)                              6,000           3,840
                                                                   -------------
INDIA -- 0.3%
   Vedanta Resources
         9.500%, 07/18/18 (C)                              4,025           2,294
                                                                   -------------

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
INDONESIA -- 7.3%
   Majapahit Holding
         7.875%, 06/29/37 (C)                      $         415   $         220
         7.750%, 10/17/16 (C)                              1,200             816
         7.750%, 10/17/16                                    200             138
         7.250%, 06/28/17 (C)                                840             542
         7.250%, 10/17/11 (C)                                885             783
   Republic of Indonesia
         11.625%, 03/04/19 (C)                            11,535          11,541
         8.500%, 10/12/35                                  6,675           5,075
         7.750%, 01/17/38                                 26,445          17,997
         7.500%, 01/15/16                                  7,390           6,404
         7.250%, 04/20/15 (C)                                350             311
         7.250%, 04/20/15                                  6,820           6,057
         6.875%, 01/17/18                                  8,615           6,547
         6.875%, 03/09/17                                    920             712
         6.750%, 03/10/14                                  3,550           3,163
         6.750%, 03/10/14 (C)                              1,400           1,218
         6.625%, 02/17/37                                  2,100           1,344
         6.625%, 02/17/37 (C)                                625             381
                                                                   -------------
                                                                          63,249
                                                                   -------------
IRAQ -- 1.6%
   Republic of Iraq
         5.800%, 01/15/28                                 31,165          13,557
                                                                   -------------
JAMAICA -- 0.0%
   Digicel Group
         8.875%, 01/15/15 (C)                                450             335
                                                                   -------------
KAZAKHSTAN -- 1.7%
   HSBK Europe
         9.250%, 10/16/13 (C)                                800             328
         7.250%, 05/03/17                                    200              76
         7.250%, 05/03/17 (C)                                300             105
   Kazkommerts International MTN
         8.000%, 11/03/15                                    400             100
         7.500%, 11/29/16                                  4,100           1,146
         7.500%, 11/29/16 (C)                                400             100
   KazMunaiGaz Finance MTN
         9.125%, 07/02/18 (C)                             10,800           6,588
         9.125%, 07/02/18                                  2,900           1,842
         8.375%, 07/02/13 (C)                              6,250           4,375
                                                                   -------------
                                                                          14,660
                                                                   -------------
LEBANON -- 0.1%
   Lebanese Republic Registered MTN
         8.250%, 04/12/21                                    760             700
                                                                   -------------
MALAYSIA -- 1.4%
   Petroliam Nasional
         7.750%, 08/15/15                                  1,460           1,591
         7.625%, 10/15/26                                    430             429
   Petronas Capital
         7.000%, 05/22/12                                  4,090           4,322
   Petronas Capital Registered
         7.875%, 05/22/22                                  5,665           6,021
                                                                   -------------
                                                                          12,363
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
February 28, 2009

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
MEXICO -- 5.9%
   Grupo Televisa
         6.000%, 05/15/18 (C)                      $         600   $         499
   Pemex Project Funding Master
      Trust
         6.625%, 06/15/35                                    400             282
         5.750%, 03/01/18                                  1,165             943
         5.750%, 03/01/18 (C)                                505             409
   Petroleos Mexicanos
         8.000%, 05/03/19 (C)                                465             457
   United Mexican States
         8.375%, 01/14/11                                  3,050           3,347
         8.300%, 08/15/31                                  9,600          10,344
         7.500%, 01/14/12                                  3,950           4,320
         6.625%, 03/03/15                                  3,750           3,928
         6.375%, 01/16/13                                  4,700           4,947
         6.050%, 01/11/40                                  1,990           1,636
         5.950%, 03/19/19                                  2,910           2,794
         5.875%, 02/17/14                                  2,000           2,030
         5.625%, 01/15/17 (G)                              4,328           4,174
   United Mexican States, Ser A MTN
         6.750%, 09/27/34                                  6,793           6,304
         5.875%, 01/15/14                                  4,750           4,821
                                                                   -------------
                                                                          51,235
                                                                   -------------
NIGERIA -- 0.4%
   Citigroup Funding
         10.000%, 01/03/17 (F)                             1,496           1,143
         6.000%, 05/18/15 (C)                                700             599
   UBS
         0.013%, 09/04/17 (C) (F)                            800             681
   UBS Jersey Branch MTN
         6.296%, 11/01/13 (C) (F)                          1,180             994
                                                                   -------------
                                                                           3,417
                                                                   -------------
OMAN -- 0.0%
   Blue City Investments
         13.750%, 11/07/13 (A)(B)                            500             300
                                                                   -------------
PAKISTAN -- 0.5%
   Pakistan Mobile Communications
         8.625%, 11/13/13 (C)                                330             138
   Republic of Pakistan
         7.125%, 03/31/16                                  5,110           2,173
         6.875%, 06/01/17                                  3,980           1,632
                                                                   -------------
                                                                           3,943
                                                                   -------------
PANAMA -- 2.4%
   Republic of Panama
         9.375%, 04/01/29                                  6,640           7,304
         9.375%, 01/16/23                                    595             628
         8.875%, 09/30/27                                  4,400           4,719
         8.125%, 04/28/34                                    940             926
         7.250%, 03/15/15                                  4,885           5,044
         6.700%, 01/26/36                                  1,965           1,719
                                                                   -------------
                                                                          20,340
                                                                   -------------

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
PERU -- 3.3%
   Interoceanica IV Finance
         3.913%, 11/30/25 (C)
            (H)                                    $         775   $         229
         3.849%, 11/30/18 (C)
            (H)                                              370             174
   Peru Enhanced Pass-Through
      Finance
         4.164%, 05/31/18 (H)                                482             265
   Peru Enhanced Pass-Thru
         6.412%, 05/31/25 (C)
            (H)                                              250              62
         4.438%, 05/31/18 (C)
            (H)                                            1,438             791
   Republic of Peru
         9.875%, 02/06/15                                      5               6
         8.750%, 11/21/33                                  1,930           2,191
         8.375%, 05/03/16                                  2,825           3,150
         7.350%, 07/21/25                                 15,710          16,024
         6.550%, 03/14/37 (G)                              5,730           5,229
                                                                   -------------
                                                                          28,121
                                                                   -------------
PHILIPPINES -- 7.1%
   National Power
         9.625%, 05/15/28                                  1,100             957
   Republic of Philippines
         10.625%, 03/16/25                                 4,126           5,065
         9.875%, 01/15/19                                    500             577
         9.500%, 02/02/30                                  5,330           6,103
         9.500%, 10/21/24                                    200             224
         9.375%, 01/18/17                                 10,240          11,699
         9.000%, 02/15/13                                    500             554
         8.875%, 03/17/15                                    700             774
         8.375%, 06/17/19                                  3,275           3,467
         8.250%, 01/15/14                                  3,575           3,843
         8.000%, 01/15/16                                 10,400          11,024
         7.750%, 01/14/31 (G)                              6,594           6,396
         7.500%, 09/25/24                                 10,909          10,691
                                                                   -------------
                                                                          61,374
                                                                   -------------
RUSSIA -- 11.6%
   ABN Amro Bank
         9.625%, 03/01/13                                  1,300           1,173
   Alfa Dividend Payment Rights
      Finance MTN
         3.896%, 12/15/11 (C) (F)                            282             183
   Alfa Invest MTN
         9.250%, 06/24/13 (C)                              1,200             840
   Gaz Capital MTN
         6.510%, 03/07/22                                    220             132
         6.212%, 11/22/16                                  2,000           1,307
   Gaz Capital for Gazprom Registered
      MTN
         8.625%, 04/28/34                                  2,950           2,330
   GPB Eurobond Finance for
      Gazprombank
         6.500%, 09/23/15                                    800             492
   Kazan Orgsintez
         9.250%, 10/30/11                                    330             130
   Kuznetski (Bank of Moscow)
         8.961%, 11/25/15 (D) (F)                          1,300             585


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
   Lukoil International Finance
         6.656%, 06/07/22 (C)                      $         405   $         279
   RSHB Capital MTN
         7.175%, 05/16/13                                    540             401
   RSHB Capital for Russian
      Agricultural Bank
         7.750%, 05/29/18 (C)                                800             476
         7.750%, 05/29/18                                    400             208
         7.125%, 01/14/14 (C)                              1,445             996
   Russian Federation Registered
         12.750%, 06/24/28                                   480             600
         12.750%, 06/24/28                                 7,040           8,800
         7.500%, 03/31/30 (D)                             73,458          64,782
   Teorema Holding
         11.000%, 10/27/09 (A)
            (B)                                            2,000           1,300
   TransCapital (Transneft)
         8.700%, 08/07/18 (C)                              2,895           2,236
         7.700%, 08/07/13 (C)                                150             125
         6.103%, 06/27/12 (C)                                600             509
   UBS (Vimpelcom)
         8.250%, 05/23/16                                    690             405
   VIP Finance Ireland for Vimpel
      Communications
         9.125%, 04/30/18 (C)                              1,560             883
         9.125%, 04/30/18                                  1,200             628
         8.375%, 04/30/13 (C)                              1,265             848
   VTB Capital
         6.875%, 05/29/18                                  8,235           5,670
         6.609%, 10/31/12 (C)                              3,500           2,660
   VTB Capital for Vneshtorgbank
         7.815%, 02/04/14 (D) (F)                          1,795           1,161
                                                                   -------------
                                                                         100,139
                                                                   -------------
SINGAPORE -- 0.5%
   Sea Production
         5.484%, 02/14/12                                  8,800           4,224
                                                                   -------------
SOUTH AFRICA -- 0.9%
   Republic of South Africa
         8.500%, 06/23/17 (G)                                815             856
         6.500%, 06/02/14                                  4,105           4,064
         5.875%, 05/30/22                                  3,205           2,816
                                                                   -------------
                                                                           7,736
                                                                   -------------
SOUTH KOREA -- 1.1%
   Export-Import Bank of Korea
         8.125%, 01/21/14                                  5,530           5,660
   Korea Development Bank
         8.000%, 01/23/14                                  3,550           3,587
   Shinhan Bank
         6.819%, 09/20/36 (F)                                590             266
   Woori Bank
         6.208%, 05/02/37                                    560             211
                                                                   -------------
                                                                           9,724
                                                                   -------------
SUPRA-NATIONAL -- 0.2%
   European Investment Bank MTN
         10.000%, 01/28/11                     TRY         3,630           2,036
                                                                   -------------

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
THAILAND -- 0.1%
   Bangkok Bank
         9.025%, 03/15/29                          $         270   $         228
   True Move
         10.750%, 12/16/13 (C)                               850             357
         10.375%, 08/01/14 (C)                             1,700             646
                                                                   -------------
                                                                           1,231
                                                                   -------------
TRINIDAD & TOBAGO -- 0.3%
   Petroleum of Trinidad & Tobago
         6.000%, 05/08/22 (C)                                900             625
         6.000%, 05/08/22                                  2,375           1,673
                                                                   -------------
                                                                           2,298
                                                                   -------------
TUNISIA -- 0.1%
   Banque Centrale de Tunisie
         7.375%, 04/25/12                                  1,260           1,285
                                                                   -------------
TURKEY -- 5.4%
   Republic of Turkey
         11.875%, 01/15/30                                   375             473
         10.000%, 02/15/12                                   550             296
         9.500%, 01/15/14                                    700             742
         8.000%, 02/14/34                                  1,300           1,112
         7.500%, 07/14/17                                    850             807
         7.375%, 02/05/25                                  6,110           5,194
         7.250%, 03/15/15                                  8,995           8,568
         7.250%, 03/05/38                                  7,715           6,133
         7.000%, 09/26/16                                  2,785           2,590
         7.000%, 03/11/19                                  3,100           2,744
         6.875%, 03/17/36                                 10,205           7,628
         6.750%, 04/03/18                                 11,430          10,001
                                                                   -------------
                                                                          46,288
                                                                   -------------
UKRAINE -- 1.8%
   Credit Suisse First Boston for City of
      Kiev
         8.000%, 11/06/15                                    750             191
Credit Suisse First Boston International (Export/Import - Ukraine)
         7.650%, 09/07/11                                    500             130
         6.800%, 10/04/12                                    550             127
   Government of Ukraine Registered
         7.650%, 06/11/13                                  6,580           2,435
         6.875%, 03/04/11                                    400             167
         6.875%, 03/04/11 (C)                              3,825           1,530
         6.750%, 11/14/17                                  2,290             784
         6.580%, 11/21/16                                 13,585           4,873
   HSBC Bank (Ukrsibbank)
         7.750%, 12/21/11                                    400             156
   Naftogaz Ukrainy
         8.125%, 09/30/09                                    600             332
   Springvale Holdings
         9.181%, 09/07/09 (A)
            (B) (F)                                        1,000             150
   UK Private Bank
         8.000%, 02/06/12 (C)                                800             208


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
February 28, 2009

                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
   Ukraine Government International
      Bond
         6.875%, 03/04/11                          $       2,355   $         942
         6.385%, 06/26/12                                  1,500             588
         5.151%, 08/05/09 (F)                              4,060           2,984
                                                                   -------------
                                                                          15,597
                                                                   -------------
UNITED ARAB EMIRATES -- 1.2%
   HSBC Bank Middle East MTN
         5.331%, 04/30/13 (F)                  AED        16,500           3,684
   Jafz Sukuk
         3.291%, 11/27/12 (F)                  AED        33,500           5,655
   Nakheel Development
         3.173%, 12/14/09                                  1,400           1,162
                                                                   -------------
                                                                          10,501
                                                                   -------------
URUGUAY -- 3.9%
   Republic of Uruguay
         9.250%, 05/17/17                                  7,670           8,226
         8.000%, 11/18/22                                 19,987          18,188
         7.625%, 03/21/36 (G)                              1,751           1,441
   Republic of Uruguay PIK
         7.875%, 01/15/33                                  7,206           6,125
                                                                   -------------
                                                                          33,980
                                                                   -------------
VENEZUELA -- 7.6%
   Government of Venezuela
         13.625%, 08/15/18                                 1,200             792
         10.750%, 09/19/13                                 9,085           6,269
         9.375%, 01/13/34                                 13,525           6,695
         9.250%, 09/15/27                                  6,075           3,311
         9.250%, 05/07/28                                 20,580          10,261
         9.000%, 05/07/23                                 10,420           5,106
         8.500%, 10/08/14                                  2,820           1,621
         7.650%, 04/21/25 (G)                             15,095           6,566
         7.000%, 03/31/38                                    350             140
         7.000%, 12/01/18                                  2,005             882
         6.000%, 12/09/20                                  4,475           1,879
         6.000%, 12/09/20                                  1,250             525
         5.750%, 02/26/16                                  6,485           3,080
         2.123%, 04/20/11 (F)                             24,890          16,739
   Petroleos de Venezuela
         5.375%, 04/12/27                                  4,605           1,474
         5.250%, 04/12/17                                    800             300
                                                                   -------------
                                                                          65,640
                                                                   -------------
VIETNAM -- 0.2%
   Socialist Republic of Vietnam
         6.875%, 01/15/16                                  1,585           1,383
                                                                   -------------
YEMEN -- 0.1%
   Pemberley SPV Finance 2008 Yemen MTN
         11.500%, 02/19/14 (A) (B)                         1,100             770
         0.000%, 02/25/20 (A) (B) (F)                      1,100              --
                                                                   -------------
                                                                             770
                                                                   -------------
Total Global Bonds (Cost $1,009,874) ($ Thousands)                       817,834
                                                                   -------------

                                                     Contracts/
                                                        Face
                                                     Amount(1)      Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR
SWAP CONTRACTS (J)-- 1.2%

UNITED STATES -- 1.2%
   Deposits with Credit Suisse
      First Boston as Collateral for
      Swap Contract Outstanding                    $         600   $         600
   Deposits with Credit Suisse
      First Boston as Collateral for
      Swap Contract Outstanding                              600             600
   Deposits with Credit Suisse
      First Boston as Collateral for
      Swap Contract Outstanding                            2,400           2,400
   Deposits with Deutsche Bank
      as Collateral for Swap
      Contract Outstanding                     BRL         7,115           2,996
   Deposits with Merrill Lynch as
      Collateral for Swap Contract
      Outstanding                                          1,605           1,605
   Deposits with Merrill Lynch as
      Collateral for Swap Contract
      Outstanding                              NGN       285,300           1,929
                                                                   -------------
Total Deposit with Counterparty as
   Collateral for Swap Contracts
   (Cost $11,880) ($ Thousands)                                           10,130
                                                                   -------------
LOAN PARTICIPATIONS -- 1.2%

GERMANY -- 0.1%
   Rike
         10.000%, 08/17/11                                 1,200             600
                                                                   -------------
NIGERIA -- 0.3%
   Oando
         13.900%, 02/23/10                     NGN       229,710           1,140
         13.900%, 03/02/10                     NGN       229,710           1,140
                                                                   -------------
                                                                           2,280
                                                                   -------------
RUSSIA -- 0.2%
   Snegri Overseas
         10.500%, 04/21/10                                 2,600           2,054
                                                                   -------------
SINGAPORE -- 0.3%
   Neptune
         10.680%, 04/30/09 (A)(B)                          2,738           2,738
                                                                   -------------
TURKEY -- 0.3%
   Cukurova, Ser B
         10.973%, 05/01/12 (A)(B)                          3,439           2,493
                                                                   -------------
Total Loan Participations
   (Cost $13,890) ($ Thousands)                                           10,165
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                     Contracts/     Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
WARRANTS -- 0.0%

                                                     Number of
                                                      Warrants
                                                   -------------
RUSSIA -- 0.0%
   Teorema Holding A,
      Expires 10/27/11 *(A)(B)                               136   $          43
   Teorema Holding B,
      Expires 10/27/11 *(A) (B)                              272              88
                                                                   -------------
Total Warrants
   (Cost $47) ($ Thousands)                                                  131
                                                                   -------------
PURCHASED OPTION -- 0.0%

UNITED STATES -- 0.0%
   June 2009 Call, Expires 06/09/09
      Strike Price $1.00*                             26,000,000             196
                                                                   -------------
Total Purchased Option
   (Cost $105) ($ Thousands)                                                 196
                                                                   -------------
AFFILIATED PARTNERSHIP -- 2.9%

UNITED STATES -- 2.9%
   SEI Liquidity Fund, L.P.
         1.060%, **+(I)                               25,764,921          25,383
                                                                   -------------
Total Affiliated Partnership
   (Cost $25,765) ($ Thousands)                                           25,383
                                                                   -------------
Total Investments -- 99.9%
   (Cost $1,061,561)($ Thousands)++                                $     863,839
                                                                   =============

A summary of outstanding swap agreements help by the Fund at February 28, 2009, is as follows:

                              Credit Default Swaps

                                                                 (Pays)/                                    Net Unrealized
                                                     Buy/Sell    Receives   Termination   Notional Amount    Depreciation
Counterparty       Reference Entity/Obligation      Protection     Rate         Date         (Thousands)     ($Thousands)
-----------     ---------------------------------   ----------   --------   -----------   ---------------   --------------
Credit Suisse   JSC Gazprom 8.625% 04/28/34            SELL         1.37    08/20/16            (600)          $  (201)
Credit Suisse   Naftogaz Ukrainy, 8.125% 09/30/09      SELL         5.20    12/20/11            (600)             (317)
Credit Suisse   Naftogaz Ukrainy, 8.125% 09/30/09      SELL         5.75    12/20/09          (2,400)             (682)
Credit Suisse   Republic of Kazakhstan                 SELL        14.25    02/20/10            (900)               (1)
                                                                                                               -------
                                                                                                               $(1,201)
                                                                                                               =======

                                     Total Return Swaps

                                                                                                                 Net Unrealized
                                                                                                      Notional    Appreciation
                                                                               Fund    Termination     Amount    (Depreciation)
Counterparty   Reference Entity/Obligation             Fund Pays             Receives      Date     (Thousands)   ($Thousands)
-------------  ---------------------------  -------------------------------  --------  -----------  -----------  --------------
Deutsche Bank  Federative Republic of       Cash Deposit Of Notional Amount    Price
                  Brazil 6.000%, 5/15/17                                      Return     08/15/10   BRL   4,411      $  160
Merrill Lynch  Solar Gardens Ltd. Term      Cash Deposit Of Notional Amount    Price
                  Loan Credit Facility                                        Return     12/30/09   NGN 285,300        (471)
Merrill Lynch  Zaporozh Term Loan 9.784%    Cash Deposit Of Notional Amount    Price
                  12/31/10                                                    Return     12/31/10   NGN   1,578        (686)
                                                                                                                      -----
                                                                                                                      $(997)
                                                                                                                      =====


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
February 28, 2009

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2009, is as follows:

                                                                Unrealized
                                                               Appreciation
                  Currency to Deliver   Currency to Receive   (Depreciation)
Maturity Date         (Thousands)           (Thousands)        ($ Thousands)
-------------     -------------------   -------------------   --------------
3/3/09                 USD  4,230            BRL  9,668            $(160)
3/3/09-4/2/09          BRL 26,663            USD 11,326              134
3/4/09-4/13/09         MXP 58,601            USD  4,131              274
3/20/09-3/27/09        EUR  8,564            USD 10,797              (77)
                                                                   -----
                                                                   $ 171
                                                                   =====

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                              Number of                   Unrealized
Type of                       Contracts    Expiration    Depreciation
Contract                        Long          Date      ($ Thousands)
--------                    ------------   ----------   -------------
U.S. 5-Year Treasury Note        36         Jun-2009        $ (17)
U.S. Long Treasury Bond          76         Jun-2009         (256)
                                                            -----
                                                            $(273)
                                                            =====

     Percentages are based on a Net Assets of $864,719 ($ Thousands).

++ At February 29, 2009, the tax basis cost of the Fund's investments was $1,061,561 ($ Thousands), and the unrealized appreciation and depreciation were $2,901 ($ Thousands) and $(200,623) ($ Thousands) respectively.

*    Non-income producing security.

**   Rate shore is the 7-day effective yield as of February 28, 2009.

(1)  In U.S. dollars unless otherwise indicated.

+    Investment in Affiliated Security.

(A) Securities considered illiquid. The total value of such securities as of February 28, 2009 was $8,926 ($ Thousands) and represented 1.03% of Net Assets.

(B) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2009 was $8,926 and represented 1.03% of Net Assets.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2009. The coupon on a step bond changes on a specified date.

(E)  Security in default on interest payments.

(F) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2009. The date reported on the Schedule of Investments is the final maturity date.

(G) This security or a partial position of this security is on loan at February 28, 2009. The total value of securities on loan at February 28, 2009 was $23,404 ($ Thousands).

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2009 was $25,383 ($ Thousands).

(J) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

AED -- United Arab Emirates Dirham
BRL -- Brazilian Real
COP -- Chilean Peso
DEM -- Deutsche Mark
EUR -- Euro
L.P. -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
NGN -- Nigerian Naira
PIK -- Payment In Kind
Ser -- Series
TRY -- New Turkish Lira
USD -- U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

Credit Default Swaps

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a "basket" of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement ("ISDA"), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.

As of February 28, 2009, the Fund is the seller ("providing protection") on a total notional amount of $4.5 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

                                               SINGLE NAME CDS          CREDIT DEFAULT SWAP INDEX
WRITTEN CREDIT DERIVATIVE CONTRACTS       ------------------------   -------------------------------
REFERENCE ASSET                           COPR US$   SOVEREIGN US$   ABS US$   CORP US$      Total
-----------------------------------       --------   -------------   -------   --------   ----------
Fair value written credit derivatives           --      (1,220,590)       --         --   (1,220,590)

Maximum potential amount of future
payments                                        --         429,503        --         --      429,503

Recourse provisions with third parties
to recover any amounts paid under
the credit derivative (including any
purchased credit protection)(2)                 --              --        --         --           --

Collateral held by the Fund can
obtain upon occurrence of triggering
event(2)                                        --       3,600,000        --         --    3,600,000

(1) FSP 133-1 does not require the quantification where the Fund is receiving protection, but such disclosure may be beneficial in quantifying off balance
(2) sheet risks as required by SoP 94-6. For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund
February 28, 2009

          MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

                            0-6 MONTHS   6-12 MONTHS   1-5 YEARS   5-10 YEARS   > 10 YEARS      Total
                            ----------   -----------   ---------   ----------   ----------   ----------
Current credit spread* on
underlying (in basis
points)(3)

0-100                           4,133        4,201       33,359      20,824           --        62,517

101-250                            --           --           --          --           --            --

251-500                            --           --           --          --           --            --

501-1000                       85,540       86,010       63,267          --           --       234,817

> than 1,000                   66,619       65,550           --          --           --       132,169
                              -------      -------       ------      ------      -------       -------
Total                         156,292      155,761       96,626      20,824           --       429,503
                              =======      =======       ======      ======      =======       =======


* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.
(3) If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Plus Fund
February 28, 2009

                                                    Face Amount     Market Value
Description                                         ($Thousands)   ($ Thousands)
-----------                                        -------------   -------------
U.S. TREASURY OBLIGATIONS -- 89.0%
   U.S. Treasury Bills (A) (B)
      1.498%, 04/23/09                             $       3,900   $       3,899
      0.632%, 05/14/09                                       200             200
      0.105%, 06/11/09                                     1,244           1,243
      0.290%, 06/18/09                                     1,026           1,025
      1.493%, 07/30/09                                       500             499
U.S Treasury Inflation-Protected Securities
      0.875%, 04/15/10                                    12,571          13,759
      3.500%, 01/15/11                                       223             278
      2.375%, 04/15/11                                    13,370          14,295
      3.375%, 01/15/12                                     5,126           6,329
      2.000%, 04/15/12                                     7,799           8,116
      3.000%, 07/15/12                                    11,691          14,162
      0.625%, 04/15/13                                       299             289
      1.875%, 07/15/13                                    25,208          28,693
      2.000%, 01/15/14                                    35,153          39,810
      2.000%, 07/15/14                                    16,149          17,910
      1.625%, 01/15/15                                    15,156          16,030
      1.875%, 07/15/15                                       359             378
      2.000%, 01/15/16                                    17,775          18,299
      2.500%, 07/15/16                                    16,019          16,718
      2.375%, 01/15/17                                    16,646          17,235
      2.625%, 07/15/17                                     2,266           2,342
      1.675%, 01/15/18                                     3,050           2,908
      1.375%, 07/15/18                                    14,790          13,419
      2.125%, 01/15/19                                     6,419           6,315
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $242,007) ($ Thousands)                                         244,151
                                                                   -------------
Total Investments -- 89.0%
   (Cost $242,007)($ Thousands) +                                  $     244,151
                                                                   =============

A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2009, is as follows:

                                                         Unrealized
                                                        Appreciation
Maturity   Currency to Deliver   Currency to Receive   (Depreciation)
  Date         (Thousands)           (Thousands)        ($ Thousands)
--------   -------------------   -------------------   --------------
3/18/09       AUD     4,817         USD     3,104          $   32
3/18/09       CAD     6,370         USD     5,124             103
3/18/09       CHF     9,717         USD     8,520             174
3/18/09       EUR    14,669         USD    18,766             139
3/18/09       GBP     2,995         USD     4,381             113
3/18/09       JPY   359,300         USD     3,992             318
3/18/09       NOK    11,831         USD     1,719              42
3/18/09       NZD     7,380         USD     3,933             243
3/18/09       SEK    32,682         USD     3,845             212
3/18/09       USD     6,718         AUD    10,127           (259)
3/18/09       USD     5,355         CAD     6,725            (54)
3/18/09       USD     7,118         CHF     8,367              68
3/18/09       USD     5,402         EUR     4,086           (214)
3/18/09       USD     6,333         GBP     4,449               7
3/18/09       USD     7,220         JPY   665,281           (418)
3/18/09       USD     7,741         NZD    14,359           (562)
3/18/09       USD     5,754         SEK    47,426           (482)
                                                           -----
                                                           $(538)
                                                           =====

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                                                           Unrealized
                               Number of                  Appreciation
Type of                        Contracts    Expiration   (Depreciation)
Contract                     Long (Short)      Date       ($ Thousands)
--------                     ------------   ----------   --------------
Amsterdam Index                    2         Mar-2009        $  (6)
Australian 10-Year Bond         (206)        Mar-2009           41
CAC40 Index                      (15)        Mar-2009           31
Canadian 10-Year Bond           (181)        Jun-2009          107
Dax Index                         17         Mar-2009         (339)
DJ Euro Stoxx 50 Index            22         Mar-2009          (93)
Euro-Bund                        128         Mar-2009           53
Euro-Schatz                      108         Mar-2009          112
FTSE 100 Index                    54         Mar-2009         (334)
Hang Seng Index                   (8)        Mar-2009           --
IBEX Plus Index                  (24)        Mar-2009           67
Japanese 10-Year Bond              6         Mar-2009           20
Long Gilt 10-Year Bond           (37)        Jun-2009           69
NASDAQ 100 E-MINI                  1         Mar-2009           (2)
Russell 2000 Index E-MINI        (27)        Mar-2009          217
S&P 500 Index EMINI              (26)        Mar-2009          119
S&P Composite Index                8         Mar-2009         (253)
S&P TSE 60 Index                   4         Mar-2009           (9)
S&P/MIB Index                     16         Mar-2009         (404)
SPI 200 Index                     44         Mar-2009         (145)
Topix Index                      (52)        Mar-2009          287
U.S. 10-Year Treasury Note       (47)        Jun-2009           48
U.S. 2-Year Treasury Note         50         Jul-2009           (8)
U.S. Long Treasury Bond           89         Jun-2009         (300)
                                                             -----
                                                             $(722)
                                                             =====

     Percentages are based on a Net Assets of $274,456 ($ Thousands)

+ At February 28, 2009, the tax basis cost of the Fund's investments was $242,007 ($ Thousands), and the unrealized appreciation and depreciation were $2,914 ($ Thousands) and $(770) ($ Thousands), respectively.

(A) The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) All or a portion of this security has been pledged as collateral for open futures contracts.

AUD  Australian Dollar
CAD  Canadian Dollar
CHF  Swiss Franc
EUR  Euro
GBP  British Pound Sterling
JPY  Japanese Yen
NOK  Norwegian Krone
NZD  New Zealand Dollar
SEK  Swedish Krona
USD  U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund
February 28, 2009

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 91.7%

CONSUMER DISCRETIONARY -- 6.0%
   Aaron Rents                                            21,100   $         507
   Autoliv                                                32,600             485
   Buckle                                                 21,400             508
   Burger King Holdings                                   16,400             352
   Capella Education *                                     6,100             338
   Choice Hotels International                            21,800             540
   DeVry                                                     353              19
   DIRECTV Group *                                        19,800             395
   DreamWorks Animation SKG, Cl A *                       13,700             264
   Eastman Kodak                                          56,400             180
   Gannett                                                30,400              99
   Genuine Parts                                          12,000             338
   Gildan Activewear, Cl A *                              24,100             178
   International Speedway, Cl A                           17,800             344
   ITT Educational Services *                              1,700             193
   J.C. Penney                                             8,200             126
   John Wiley & Sons, Cl A                                 6,100             191
   Matthews International, Cl A                           14,300             497
   Panera Bread, Cl A *                                   11,300             498
   Starwood Hotels & Resorts Worldwide                    48,600             563
   Strayer Education                                       4,897             831
   Tupperware Brands                                      12,600             179
   Washington Post, Cl B                                     700             252
                                                                   -------------
                                                                           7,877
                                                                   -------------
CONSUMER STAPLES -- 12.9%
   Alberto-Culver, Cl B                                   39,343             871
   Altria Group                                           48,077             742
   Brown-Forman, Cl B                                     13,247             569
   Campbell Soup                                          27,285             730
   Church & Dwight                                        11,500             563
   Dean Foods *                                           13,700             280
   General Mills                                          11,800             619
   Hansen Natural *                                        1,800              60
   Hershey                                                22,171             747
   Hormel Foods                                           55,796           1,776
   JM Smucker                                              1,936              72
   Kellogg                                                 9,500             370
   Kimberly-Clark                                          7,100             334
   Kroger                                                 19,316             399
   Lorillard                                              27,326           1,597
   McCormick                                              24,301             762
   Molson Coors Brewing, Cl B                              9,332             329
   PepsiCo                                                 3,062             148
   Philip Morris International                            47,202           1,580
   Reynolds American                                      23,857             801
   Ruddick                                                23,500             510
   Safeway                                                66,342           1,227
   Supervalu                                              18,800             293
   Sysco                                                  73,753           1,586
                                                                   -------------
                                                                          16,965
                                                                   -------------
ENERGY -- 2.3%
   Chevron                                                 8,400             510
   Cimarex Energy                                         16,300             320
   CNX Gas *                                              23,000             502

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Enbridge                                                8,800   $         262
   Exxon Mobil                                            10,300             699
   Imperial Oil                                            6,700             209
   Murphy Oil                                              3,800             159
   SEACOR Holdings *                                       4,100             246
   TransCanada                                             7,900             190
                                                                   -------------
                                                                           3,097
                                                                   -------------
FINANCIALS -- 11.2%
   Arthur J Gallagher                                     32,629             518
   Associated Banc                                        49,464             715
   Bancorpsouth                                           53,216             991
   Bank of Hawaii                                         36,456           1,168
   BOK Financial                                          12,702             382
   Brown & Brown                                           7,274             123
   Capitol Federal Financial                               1,450              54
   Cincinnati Financial                                   27,600             567
   Commerce Bancshares                                    38,117           1,324
   Credicorp                                               5,300             194
   Cullen/Frost Bankers                                   32,264           1,389
   Endurance Specialty Holdings                           23,200             519
   Erie Indemnity, Cl A                                   12,000             360
   Federated Investors, Cl B                              26,900             507
   Fulton Financial                                       86,100             536
   Hancock Holding                                         6,200             176
   Hudson City Bancorp                                    21,900             227
   Huntington Bancshares                                  23,400              34
   IPC Holdings                                            6,200             157
   Northern Trust                                          4,816             268
   People's United Financial                              90,721           1,579
   Prosperity Bancshares                                  20,100             513
   RenaissanceRe Holdings                                  5,700             257
   TFS Financial                                          53,356             623
   Trustmark                                              28,100             500
   UMB Financial                                          13,900             527
   United Bankshares                                       5,800              89
   Valley National Bancorp                                26,600             304
   Washington Federal                                      7,729              88
                                                                   -------------
                                                                          14,689
                                                                   -------------
HEALTH CARE -- 23.6%
   Abbott Laboratories                                    33,511           1,586
   Abraxis Bioscience *                                      165              10
   AmerisourceBergen                                      67,209           2,135
   Amgen *                                                32,220           1,577
   Beckman Coulter                                         4,500             202
   Becton Dickinson                                       25,814           1,598
   Bristol-Myers Squibb                                   85,547           1,575
   C.R. Bard                                              19,745           1,585
   Cardinal Health                                        45,717           1,484
   Celgene *                                               3,700             165
   Cubist Pharmaceuticals *                                4,700              67
   Edwards Lifesciences *                                 12,143             675
   Endo Pharmaceuticals Holdings *                         4,900              93
   Forest Laboratories *                                  15,440             331
   Genentech *                                            18,731           1,602
   Genzyme *                                              35,211           2,145
   Gilead Sciences *                                      35,553           1,593
   Haemonetics *                                           9,200             491
   Henry Schein *                                         14,581             535
   HLTH *                                                  4,180              46
   Immucor *                                              21,000             471


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Johnson & Johnson                                      11,060   $         553
   Laboratory Corp of America Holdings *                   6,100             336
   LifePoint Hospitals *                                  24,700             519
   McKesson                                               11,492             471
   Medco Health Solutions *                               25,752           1,045
   Merck                                                  78,208           1,893
   NuVasive *                                              5,500             156
   Onyx Pharmaceuticals *                                  7,800             234
   Owens & Minor                                           7,100             239
   Patterson *                                            28,900             522
   Perrigo                                                24,900             500
   Pharmaceutical Product Development                      8,900             214
   Psychiatric Solutions *                                10,000             169
   STERIS                                                 13,900             320
   Techne                                                 30,402           1,485
   United Therapeutics *                                   4,100             275
   Universal Health Services, Cl B                         1,569              58
   Warner Chilcott, Cl A *                                41,040             445
   Watson Pharmaceuticals *                               55,732           1,576
                                                                   -------------
                                                                          30,976
                                                                   -------------
INDUSTRIALS -- 6.8%
   Alliant Techsystems *                                   7,500             530
   C.H. Robinson Worldwide                                26,648           1,103
   Copa Holdings, Cl A                                     9,024             238
   Curtiss-Wright                                          3,000              80
   FTI Consulting *                                       13,500             493
   Gardner Denver *                                       19,000             360
   General Dynamics                                        2,534             111
   Granite Construction                                   16,600             591
   Harsco                                                 12,600             260
   Kirby *                                                10,500             231
   Knight Transportation                                  23,900             310
   Landstar System                                        16,000             506
   Lennox International                                   20,300             526
   Lockheed Martin                                         6,015             379
   Raytheon                                               15,083             603
   Robert Half International                              19,300             297
   Rollins                                                27,100             428
   Simpson Manufacturing                                   6,800             106
   Southwest Airlines                                    154,486             910
   Stericycle *                                            7,419             356
   Union Pacific                                           3,000             113
   Valmont Industries                                      5,900             257
   Woodward Governor                                       9,900             170
                                                                   -------------
                                                                           8,958
                                                                   -------------
INFORMATION TECHNOLOGY -- 7.8%
   Accenture, Cl A                                        21,004             613
   Analog Devices                                         79,473           1,481
   Atmel *                                                80,827             289
   Citrix Systems *                                       11,600             239
   Cree *                                                  5,075             100
   Diebold                                                 4,200              93
   F5 Networks *                                          10,200             204
   Flir Systems *                                         12,900             263
   Hewitt Associates, Cl A *                              14,000             413
   IAC *                                                  15,625             233
   Ingram Micro, Cl A *                                   47,900             522
   Lexmark International, Cl A *                          16,671             286

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Micros Systems *                                       25,900   $         416
   NeuStar, Cl A *                                        16,300             252
   Perot Systems, Cl A *                                  38,700             440
   SAIC *                                                  6,870             130
   Silicon Laboratories *                                 23,400             512
   Sohu.com *                                                606              30
   Sybase *                                               20,500             557
   Synopsys *                                              6,804             127
   Tech Data *                                            20,855             360
   Texas Instruments                                      76,784           1,102
   Visa, Cl A                                             11,083             629
   WebMD Health, Cl A *                                   11,790             274
   Xerox                                                  39,600             205
   Zebra Technologies, Cl A *                             25,100             441
                                                                   -------------
                                                                          10,211
                                                                   -------------
MATERIALS -- 3.6%
   Aptargroup                                             20,000             561
   Bemis                                                  17,300             321
   Compass Minerals International                          7,100             371
   Eastman Chemical                                       11,300             232
   Greif, Cl A                                            16,100             495
   Newmont Mining                                         28,151           1,172
   Packaging of America                                   17,900             190
   Pactiv *                                               27,500             435
   Reliance Steel & Aluminum                              22,400             533
   Sensient Technologies                                  20,600             416
                                                                   -------------
                                                                           4,726
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.8%
   AT&T                                                   31,600             751
   BCE                                                     8,600             168
   Cellcom Israel                                         22,400             448
   MetroPCS Communications *                              47,300             686
   Rogers Communications, Cl B                            24,400             573
   Telephone & Data Systems                               11,300             333
   Verizon Communications                                 25,200             719
                                                                   -------------
                                                                           3,678
                                                                   -------------
UTILITIES -- 14.7%
   AGL Resources                                          29,871             828
   Alliant Energy                                         34,526             799
   Aqua America                                           31,611             582
   Atmos Energy                                           59,724           1,304
   Consolidated Edison                                    17,100             619
   DPL                                                    16,000             322
   DTE Energy                                             10,300             276
   Edison International                                   22,200             604
   Energen                                                11,800             316
   Hawaiian Electric Industries                           61,441             852
   Idacorp                                                14,200             346
   Integrys Energy Group                                  25,581             615
   Nicor                                                  35,620           1,118
   NiSource                                               62,600             548
   Northeast Utilities                                     6,100             134
   Northwest Natural Gas                                   8,400             344
   OGE Energy                                             34,167             749
   Pepco Holdings                                         36,400             546
   PG&E                                                    9,900             378
   Pinnacle West Capital                                   4,202             110
   SCANA                                                  23,241             700


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund
February 28, 2009

                                                    Shares/Face
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Sempra Energy                                          29,607   $       1,231
   South Jersey Industries                                10,500             379
   TECO Energy                                            55,700             534
   UGI                                                    63,441           1,522
   Vectren                                                39,043             814
   Westar Energy                                          30,300             512
   WGL Holdings                                           16,700             507
   Wisconsin Energy                                       44,271           1,763
                                                                   -------------
                                                                          19,352
                                                                   -------------
Total Common Stock (Cost $131,870) ($ Thousands)                         120,529
                                                                   -------------
EXCHANGE TRADED FUND -- 2.8%
   SPDR Trust Series 1                                    49,800           3,682
                                                                   -------------
Total Exchange Traded Fund
   (Cost $3,732) ($ Thousands)                                             3,682
                                                                   -------------
U.S. TREASURY OBLIGATION -- 0.8%
   U.S. Treasury Bill
         0.105%, 06/11/09 (A)(B)                   $       1,100           1,099
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $1,099) ($ Thousands)                                             1,099
                                                                   -------------
CASH EQUIVALENT -- 23.6%
   SEI Daily Income Trust, Prime Obligation
      Fund, Cl A, 0.350%**+                           31,046,083          31,046
                                                                   -------------
Total Cash Equivalent
   (Cost $31,046) ($ Thousands)                                           31,046
                                                                   -------------
Total Investments -- 118.9%
   (Cost $167,747)($ Thousands)+                                   $     156,356
                                                                   =============

A summary of the open futures contracts held by the Fund at February 28, 2009, is as follows:

                        Number of                   Unrealized
Type of                 Contracts    Expiration   Depreciation
Contract              Long (Short)      Date      ($ Thousands)
--------              ------------   ----------   -------------
S&P 500 Index EMINI        52         Mar-2009        $(55)
                                                      ====

     Percentages are based on a Net Assets of $131,452 ($ Thousands)

+ At February 28, 2009, the tax basis cost of the Fund's investments was $167,747 ($ Thousands), and the unrealized appreciation and depreciation were $505 ($ Thousands) and $(11,896)($ Thousands) respectively.

+    Investment in Affiliated Security.

*    Non-income producing security.

**   The rate reported is the 7-day effective yield as of February 28, 2009

(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl -- Class
SPDR -- Standard and Poor's Depositary Receipt

Amounts designated as "--" are $O or have been rounded to $O

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.


SEI Institutional Investments Trust / Quarterly Holdings / February 28, 2009

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after May 31, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The valuation techniques used by the fund to measure fair value in accordance with FAS 157 during the period ended February 28, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of February 28, 2009 valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities*            Level 1      Level 2    Level 3      Total
--------------------------          ----------   ----------   -------   ----------
Large Cap Fund                      $  381,080   $    1,998   $    --   $  383,078
Large Cap Diversified Alpha Fund       261,448        8,292        --      269,740
Large Cap Disciplined Equity Fund    5,350,757      152,102        --    5,502,859
Large Cap Index Fund                   347,606          597        --      348,203
Small Cap Fund                         861,885        7,391       247      869,523
Small/Mid Cap Equity Fund            1,536,443       15,112       296    1,551,851
International Equity Fund              538,376       24,402        --      562,778
World Equity Ex-US Fund              2,080,732       64,175        --    2,144,907
Screened World Equity Ex-US Fund        40,448          240        --       40,688
Enhanced LIBOR Opportunities Fund       99,445       58,159     2,137      159,741
Core Fixed Income Fund                 836,334    5,232,642    15,699    6,084,675
High Yield Bond Fund                   296,689      924,427    55,305    1,276,421
Long Duration Fund                      24,218      955,440        --      979,658
Extended Duration Fund                  28,659       25,188        --       53,847
Emerging Markets Debt Fund              35,513      817,717    10,609      863,839
Real Return Plus Fund                       --      244,151        --      244,151
U.S. Managed Volitility                155,257        1,099        --      156,356

Liabilities***                        Level 1      Level 2    Level 3      Total
--------------                      ----------   ----------   -------   ----------
Core Fixed Income Fund              $   (1,541)          --        --       (1,541)

Other Financial Instruments**         Level 1      Level 2    Level 3      Total
-----------------------------       ----------   ----------   -------   ----------
Large Cap Fund                      $   (1,286)  $       --   $    --   $   (1,286)
Large Cap Diversified Alpha Fund        (7,873)          --        --       (7,873)
Large Cap Disciplined Equity Fund     (175,705)          --        --     (175,705)
Large Cap Index Fund                      (768)          --        --         (768)
Small Cap Fund                            (948)          --        --         (948)
Small/Mid Cap Equity Fund               (5,533)          --        --       (5,533)
International Equity Fund               (4,693)      (3,085)       --       (7,778)
World Equity Ex-US Fund                (11,260)       1,466        --       (9,794)
Screened World Equity Ex-US Fund            (6)          --        --           (6)
Enhanced LIBOR Opportunities Fund         (840)          --        --         (840)
Core Fixed Income Fund                   4,967        3,199      (244)       7,922
High Yield Bond Fund                        --           --        --           --
Long Duration Fund                      (5,791)      13,408        --        7,617
Extended Duration Fund                    (278)      30,940        --       30,662
Emerging Markets Debt Fund                (102)      (1,041)   (1,157)      (2,300)
Real Return Plus Fund                   (1,260)          --        --       (1,260)
U.S. Managed Volitility                    (55)          --        --          (55)

*    Includes securities purchased with cash collateral held from securities on loan.
**   Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. *** Includes liabilities for written option contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

                                                                     Enhanced LIBOR
                                         Small Cap   Small/Mid Cap    Opportunities    Core Fixed
Investment in Securities                   Fund       Equity Fund         Fund        Income Fund
------------------------                 ---------   -------------   --------------   -----------
Beginning balance as of June 1, 2008       $ 444         $ 526           $16,939       $  9,766
Accrued discounts/premiums                    --            --                61          6,046
Realized gain/(loss)                          --            --            (2,176)           (63)
Change in unrealized
appreciation/(deprecitation)                (181)         (216)              264        (12,456)
Net purchase/sales                            --            --            (7,152)         3,708
Net tranfer in and/or out Level 3            (16)          (14)           (5,799)         8,454
                                           -----         -----           -------       --------
Ending balance as of February 28, 2009     $ 247         $ 296           $ 2,137       $ 15,455
                                           =====         =====           =======       ========

                                         High Yield    Emerging Markets   Extended Duration
Investment in Securities                  Bond Fund         Debt Fund            Fund
------------------------                 ----------    ----------------   -----------------
Beginning balance as of June 1, 2008      $ 157,880        $21,875              $ 455
Accrued discounts/premiums                      175              8                 --
Realized gain/(loss)                         (5,130)          (353)                --
Change in unrealized
appreciation/(deprecitation)                (54,492)        (4,272)              (455)
Net purchase/sales                            1,119         (7,806)                --
Net tranfer in and/or out Level 3           (44,247)            --                 --
                                          ---------        -------              -----
Ending balance as of February 28, 2009    $  55,305        $ 9,452              $  --
                                          =========        =======              =====

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Investments Trust




By (Signature and Title)                     /s/ Robert A. Nesher
                                             --------------------
                                             Robert A. Nesher, President & CEO

Date:  April 29, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Robert A. Nesher
                                             --------------------
                                             Robert A. Nesher, President & CEO
Date:  April 29, 2009

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ----------------------
                                             Stephen F. Panner, Controller & CFO

Date:  April 29, 2009